                                                                October 23, 2002

Dear Shareholders,

The fiscal year 2002, from September 1, 2001 through August 31, 2002, was marked by an absence of good news for the U.S. equities markets. The year began tragically, as the events of September 11 horrified and saddened the country and weakened an already faltering economy. Although terrorism occupied the public's attention, the markets actually finished the calendar year slightly above where they began September. Unfortunately, the momentum generated by the initial successes in Afghanistan and an apparently improving economic picture faded as Enron's December bankruptcy and Arthur Andersen's resulting implosion raised rightly undermined equity valuations.

The markets began to decline in January and, ignoring a rally from early February through mid-March, continued their descent through the end of August. Disclosure about improper accounting at a host of firms, made investors uneasy about the public company financials and raised questions about historical results as well future prospects. As the public became aware of apparently widespread abuses on Wall Street, including the conflicts of interest inherent in research, the manipulation of initial public offerings and the possible complicity of Wall Street firms in accounting schemes that misled the public, funds fled from equities into bonds and real estate (which benefited from low interest rates).

After initially concluding that the recession would be mild and shallow, economists began to wonder about a "double dip" recession as growth stalled and unemployment rose. With rates at 3.50% as the fiscal year began, the Federal Reserve did not have much room to maneuver. Nevertheless, from September 17 through December 11, the Federal Reserve cut rates from 3.50% down to 1.75%. Unfortunately, neither the economy nor the market responded, leading many commentators to conclude that economic overcapacity could possibly cause deflation. Adding to the market's malaise, satisfaction over the demise of the Taliban was replaced by unease about the continuing operations of Al Quaeda and the implications of the possible war to remove Saddam Hussein in Iraq. To make matters worse, the situation in Israel deteriorated further.

For the fiscal year, the S&P 500 declined 19.19%, while the Dow lost 12.93%, the Nasdaq 100 declined 35.88% and the Russell 2000 declined 16.56%.

As should be expected in a declining market, the Short Funds provided significant positive returns and proved to be valuable vehicles for investors hedging long positions and structuring relative value trades. Although the Plus Funds all lost significant value, the relative performance of the Plus Funds in light of the returns and paths of the target indexes was quite good and should give investors confidence that the Plus Funds will add value when the markets trend upwards.

At Potomac, we continue to believe in the prospects for the U.S. equities markets. After difficult years in 2000, 2001 and 2002, we expect the equities markets to begin to recover some of the lost value in 2003. As always, we thank you for using our Funds and look forward to our continued mutual success.

Best regards,

/s/ Daniel O'Neill
Daniel O'Neill
The Potomac Funds

                                 U.S. PLUS FUND

                               INVESTOR CLASS(3)
[U.S. PLUS FUND]

                                                                       U.S. PLUS FUND                   S&P 500 INDEX (1)
                                                                       --------------                   -----------------
                                                                         10000.00                            10000.00
                                                                         10190.00                            10174.40
                                                                         10200.00                            10134.80
                                                                          9980.00                             9948.51
                                                                          9790.00                             9853.81
                                                                          9580.00                             9177.28
                                                                          9590.00                             9646.72
                                                                          9760.00                             9618.57
                                                                          9490.00                             9456.58
                                                                          9620.00                             9571.06
                                                                         10050.00                             9826.08
                                                                         10010.00                             9844.60
                                                                         10030.00                             9865.53
                                                                          9730.00                             9816.03
                                                                          9620.00                             9705.95
                                                                          9550.00                             9639.18
                                                                          9560.00                             9666.91
                                                                          9260.00                             9480.44
                                                                          9430.00                             9592.41
                                                                          9620.00                             9714.74
                                                                          9910.00                             9901.53
                                                                          9790.00                             9818.13
                                                                          9870.00                             9884.68
                                                                         10110.00                            10035.30
                                                                         10220.00                            10078.30
                                                                          9910.00                             9906.45
                                                                          9940.00                             9949.87
                                                                          9990.00                             9958.46
                                                                          9990.00                             9958.46
                                                                          9990.00                             9997.80
                                                                         10380.00                            10200.50
                                                                         10310.00                            10168.20
                                                                         10350.00                            10221.40
                                                                         10340.00                            10183.00
                                                                         10490.00                            10294.90
                                                                         10460.00                            10280.00
                                                                         10370.00                            10211.10
                                                                         10230.00                            10148.40
                                                                          9990.00                             9992.99
                                                                         10020.00                             9976.77
                                                                         10140.00                            10081.40
                                                                         10240.00                            10130.10
                                                                         10160.00                            10103.90
                                                                          9990.00                             9996.76
                                                                          9877.50                             9907.60
                                                                          9967.66                             9980.01
                                                                          9687.16                             9827.54
                                                                          9647.09                             9760.26
                                                                          9647.09                             9760.26
                                                                          9707.20                             9799.60
                                                                         10007.70                             9976.35
                                                                         10218.10                            10159.40
                                                                         10218.10                            10155.10
                                                                         10218.10                            10155.10
                                                                         10308.30                            10203.30
                                                                         10348.30                            10224.60
                                                                         10097.90                            10114.80
                                                                         10148.00                            10087.80
                                                                          9947.62                            10004.60
                                                                          9456.75                             9707.83
                                                                          9707.20                             9828.38
                                                                          9917.57                             9963.48
                                                                          9977.68                            10024.40
                                                                          9847.45                             9948.93
                                                                         10057.80                            10061.70
                                                                         10057.80                            10061.70
                                                                         10318.30                            10240.60
                                                                         10168.00                            10159.10
                                                                         10027.80                            10077.80
                                                                         10007.70                            10020.70
                                                                          9997.71                            10014.00
                                                                         10158.00                            10140.30
                                                                         10298.20                            10228.60
                                                                         10368.40                            10312.70
                                                                         10388.40                            10258.20
                                                                         10648.90                            10477.80
                                                                         10749.00                            10527.30
                                                                         10739.00                            10536.70
                                                                         10739.00                            10501.60
                                                                         10879.30                            10594.90
                                                                         10829.20                            10576.90
                                                                         10969.40                            10663.50
                                                                         10969.40                            10673.90
                                                                         11019.50                            10717.10
                                                                         10949.40                            10674.80
                                                                         10949.40                            10674.80
                                                                         11029.50                            10702.70
                                                                         11159.80                            10800.20
                                                                         11089.60                            10760.50
                                                                         11189.80                            10822.50
                                                                         11260.00                            10863.60
                                                                         11139.70                            10784.30
                                                                         11330.10                            10913.50
                                                                         11430.20                            10973.80
2/28/98                                                                  11410.20                            10980.80
                                                                         11400.20                            10963.70
                                                                         11490.40                            11008.90
                                                                         11370.10                            10959.80
                                                                         11219.90                            10831.30
                                                                         11520.40                            11047.30
                                                                         11470.30                            11011.90
                                                                         11650.60                            11136.90
                                                                         11710.80                            11181.00
                                                                         11780.90                            11196.20
                                                                         11730.80                            11182.50
                                                                         11911.10                            11294.00
                                                                         11951.20                            11306.40
                                                                         12001.30                            11359.50
                                                                         12071.40                            11403.60
                                                                         12231.70                            11502.20
                                                                         12181.60                            11464.40
                                                                         12331.90                            11570.10
                                                                         12271.70                            11531.20
                                                                         12231.70                            11519.30
                                                                         12171.60                            11463.20
                                                                         12151.50                            11444.00
                                                                         12231.70                            11529.30
                                                                         12351.90                            11596.30
                                                                         12572.30                            11720.40
                                                                         12632.40                            11748.50
                                                                         12512.20                            11734.70
                                                                         12371.90                            11610.90
                                                                         12261.70                            11528.20
                                                                         12392.00                            11622.60
                                                                         12392.00                            11622.60
                                                                         12351.90                            11612.40
                                                                         12482.10                            11675.80
                                                                         12532.20                            11713.10
                                                                         12321.80                            11596.50
                                                                         12582.30                            11748.70
                                                                         12552.20                            11758.50
                                                                         12662.40                            11790.10
                                                                         12682.50                            11830.60
                                                                         12512.20                            11715.90
                                                                         12291.80                            11593.60
                                                                         11971.20                            11370.10
                                                                         11921.10                            11355.20
                                                                         12021.30                            11454.70
                                                                         12381.90                            11633.90
                                                                         12552.20                            11730.70
                                                                         12522.20                            11741.90
                                                                         12392.00                            11673.20
                                                                         12181.60                            11562.50
                                                                         12041.30                            11460.10
                                                                         12331.90                            11596.10
                                                                         12281.80                            11580.50
                                                                         12442.00                            11676.20
                                                                         12472.10                            11708.30
                                                                         12402.00                            11692.70
                                                                         12291.80                            11602.30
                                                                         12221.60                            11571.90
                                                                         12341.90                            11610.60
                                                                         12482.10                            11710.40
                                                                         12392.00                            11664.20
                                                                         12321.80                            11620.50
                                                                         12321.80                            11620.50
                                                                         11991.20                            11448.40
                                                                         12041.30                            11429.70
                                                                         12111.50                            11485.90
                                                                         11951.20                            11414.90
                                                                         12021.30                            11416.60
                                                                         12021.30                            11440.00
                                                                         11740.80                            11330.20
                                                                         12061.40                            11456.90
                                                                         12381.90                            11656.00
                                                                         12371.90                            11675.50
                                                                         12422.00                            11703.60
                                                                         12311.80                            11639.50
                                                                         11961.20                            11454.20
                                                                         12101.40                            11498.80
                                                                         11670.70                            11270.40
                                                                         11901.10                            11381.10
                                                                         12392.00                            11585.40
                                                                         12201.60                            11577.60
                                                                         12111.50                            11517.80
                                                                         12181.60                            11544.60
                                                                         12392.00                            11714.90
                                                                         12652.40                            11855.00
                                                                         12622.40                            11817.40
                                                                         12692.50                            11858.40
                                                                         12762.60                            11913.80
                                                                         12622.40                            11865.10
                                                                         12842.80                            12019.10
                                                                         12882.80                            11996.70
                                                                         12882.80                            11996.70
                                                                         13083.20                            12110.90
                                                                         13043.10                            12083.00
                                                                         13173.30                            12205.60
                                                                         13053.10                            12123.80
                                                                         13133.30                            12184.10
                                                                         13153.30                            12193.10
                                                                         13363.70                            12322.80
                                                                         13323.60                            12293.80
                                                                         13453.80                            12389.90
                                                                         13493.90                            12418.80
                                                                         13493.90                            12391.00
                                                                         13143.30                            12191.90
                                                                         13133.30                            12181.50
                                                                         12732.60                            11926.90
                                                                         12722.50                            11937.90
                                                                         12822.70                            12005.60
                                                                         12532.20                            11827.40
                                                                         12432.00                            11774.80
                                                                         12712.50                            11960.40
                                                                         12331.90                            11727.30
                                                                         12241.70                            11641.10
                                                                         11520.40                            11219.20
                                                                         11760.80                            11316.60
                                                                         11831.00                            11402.50
                                                                         11871.00                            11400.60
                                                                         11690.70                            11334.50
                                                                         11410.20                            11186.40
                                                                         11700.70                            11345.80
                                                                         11480.30                            11248.40
                                                                         11219.90                            11121.20
                                                                         11580.50                            11340.10
                                                                         11911.10                            11523.50
                                                                         11851.00                            11490.70
                                                                         11730.80                            11423.10
                                                                         11610.60                            11314.70
                                                                         11700.70                            11386.90
                                                                         11730.80                            11436.10
                                                                         11610.60                            11345.50
                                                                         10789.10                            10910.20
8/31/98                                                                  10678.90                            10748.50
                                                                          9717.22                            10017.50
                                                                         10208.10                            10404.50
                                                                         10087.90                            10364.90
                                                                         10017.80                            10278.90
                                                                          9867.48                            10191.30
                                                                          9867.48                            10191.30
                                                                         10638.90                            10710.00
                                                                         10268.20                            10529.40
                                                                          9747.27                            10257.20
                                                                         10408.40                            10559.30
                                                                         10658.90                            10775.50
                                                                         10759.10                            10858.80
                                                                         10939.40                            10940.50
                                                                         10488.60                            10662.00
                                                                         10508.60                            10674.80
                                                                         10508.60                            10714.50
                                                                         10638.90                            10774.60
                                                                         11229.90                            11156.10
                                                                         10859.20                            10911.60
                                                                         10809.10                            10932.80
                                                                         10999.50                            10974.00
                                                                         10909.30                            10977.50
                                                                         10428.50                            10642.50
                                                                          9957.64                            10322.10
                                                                         10228.10                            10491.70
                                                                          9947.62                            10344.80
                                                                          9937.61                            10303.30
                                                                          9707.20                            10157.70
                                                                          9566.95                            10040.10
                                                                          9897.54                            10301.20
                                                                         10097.90                            10440.60
                                                                         10067.80                            10410.10
                                                                         10188.00                            10522.40
                                                                         10989.50                            10961.50
                                                                         11029.50                            11054.90
                                                                         11079.60                            11117.40
                                                                         11149.80                            11133.50
                                                                         11129.70                            11196.20
                                                                         11350.10                            11285.80
                                                                         11149.80                            11204.00
                                                                         11260.00                            11221.30
                                                                         11159.80                            11148.30
                                                                         11119.70                            11177.00
                                                                         11490.40                            11363.70
                                                                         11640.60                            11497.00
                                                                         11881.00                            11632.40
                                                                         11800.90                            11624.40
                                                                         11951.20                            11706.30
                                                                         12221.60                            11865.20
                                                                         12321.80                            11940.10
                                                                         12151.50                            11827.00
                                                                         12021.30                            11806.70
                                                                         11981.20                            11730.40
                                                                         11931.10                            11696.10
                                                                         12091.40                            11780.10
                                                                         12241.70                            11886.30
                                                                         12271.70                            11922.40
                                                                         12361.90                            11976.40
                                                                         12512.20                            12061.50
                                                                         12662.40                            12176.00
                                                                         13093.20                            12434.00
                                                                         12963.00                            12379.40
                                                                         12953.00                            12420.00
                                                                         12953.00                            12420.00
                                                                         13093.20                            12477.20
                                                                         12582.30                            12176.80
                                                                         12762.60                            12298.70
                                                                         12732.60                            12256.60
                                                                         12412.00                            12035.70
                                                                         12852.80                            12314.00
                                                                         13013.10                            12428.70
                                                                         12912.90                            12362.60
                                                                         12953.00                            12384.60
                                                                         12652.40                            12191.40
                                                                         12602.30                            12206.40
                                                                         12181.60                            11942.10
                                                                         12602.30                            12168.50
                                                                         12602.30                            12159.10
                                                                         12895.20                            12347.90
                                                                         12976.00                            12432.20
                                                                         13258.70                            12587.10
                                                                         13278.90                            12594.80
                                                                         13713.10                            12856.10
                                                                         13672.70                            12832.30
                                                                         13672.70                            12832.30
                                                                         13571.70                            12824.20
                                                                         13915.10                            12995.00
                                                                         13723.20                            12891.60
                                                                         13753.50                            12863.30
                                                                         13753.50                            12863.30
                                                                         13682.80                            12851.50
                                                                         13915.10                            13026.00
                                                                         14349.30                            13314.40
                                                                         14308.90                            13287.10
                                                                         14460.40                            13343.20
                                                                         14238.20                            13225.90
                                                                         13844.40                            12970.90
                                                                         13662.60                            12917.40
                                                                         13339.50                            12685.00
                                                                         13804.00                            13010.10
                                                                         13804.00                            13010.10
                                                                         13965.60                            13101.60
                                                                         14157.40                            13149.90
                                                                         13591.90                            12925.40
                                                                         13551.50                            12821.00
                                                                         13723.20                            12913.00
                                                                         14096.80                            13104.80
                                                                         13814.10                            13009.20
                                                                         14167.50                            13241.50
                                                                         14389.70                            13390.80
                                                                         14288.70                            13321.30
                                                                         14117.00                            13206.10
                                                                         14339.20                            13311.60
                                                                         13975.70                            13064.90
                                                                         13753.50                            12969.70
                                                                         13814.10                            13015.50
                                                                         13349.60                            12726.30
                                                                         13460.70                            12803.90
                                                                         14076.60                            13122.90
                                                                         13682.80                            12872.70
                                                                         13682.80                            12872.70
                                                                         13753.50                            12995.60
                                                                         13531.40                            12808.90
                                                                         13682.80                            12947.50
                                                                         13763.60                            12967.80
                                                                         14288.70                            13312.30
                                                                         14298.80                            13302.30
                                                                         13915.10                            13116.30
                                                                         13733.30                            13028.50
2/28/99                                                                  13632.30                            12958.50
                                                                         13682.80                            12935.80
                                                                         13531.40                            12824.30
                                                                         13612.10                            12847.30
                                                                         13874.70                            13045.50
                                                                         14359.40                            13347.20
                                                                         14430.10                            13423.10
                                                                         14379.60                            13392.90
                                                                         14531.00                            13466.20
                                                                         14793.60                            13579.60
                                                                         14581.50                            13547.30
                                                                         14834.00                            13679.90
                                                                         14823.90                            13670.60
                                                                         14712.80                            13581.10
                                                                         15036.00                            13777.10
                                                                         14672.40                            13596.50
                                                                         14702.70                            13572.60
                                                                         14036.20                            13207.70
                                                                         14157.40                            13275.20
                                                                         14561.30                            13499.10
                                                                         14450.30                            13423.90
                                                                         14793.60                            13710.30
                                                                         14773.40                            13611.70
                                                                         14430.10                            13461.20
                                                                         14571.40                            13538.20
                                                                         14571.40                            13538.20
                                                                         15076.30                            13824.90
                                                                         15025.90                            13791.10
                                                                         15167.20                            13885.30
                                                                         15460.10                            14064.10
                                                                         15510.60                            14109.80
                                                                         15742.80                            14217.40
                                                                         15581.20                            14125.20
                                                                         15187.40                            13901.50
                                                                         15076.30                            13843.00
                                                                         14914.80                            13802.70
                                                                         14561.30                            13493.80
                                                                         14773.40                            13668.40
                                                                         15409.60                            13981.90
                                                                         15702.40                            14219.40
                                                                         15641.80                            14198.80
                                                                         15742.80                            14232.20
                                                                         15833.70                            14261.00
                                                                         15530.80                            14136.60
                                                                         15328.80                            14052.10
                                                                         15167.20                            13972.00
                                                                         15551.00                            14175.50
                                                                         15268.20                            13938.70
                                                                         15419.70                            14099.00
                                                                         15258.10                            13939.30
                                                                         15409.60                            14074.80
                                                                         15338.90                            14025.60
                                                                         15540.90                            14185.80
                                                                         15722.60                            14273.60
                                                                         15823.60                            14310.90
                                                                         15227.80                            13999.40
                                                                         15258.10                            14017.10
                                                                         15248.00                            13952.50
                                                                         15389.40                            14066.70
                                                                         15248.00                            14010.20
                                                                         15116.70                            13920.90
                                                                         14733.00                            13673.50
                                                                         14278.60                            13440.60
                                                                         14611.80                            13653.70
                                                                         14298.80                            13409.30
                                                                         14521.00                            13623.10
                                                                         14521.00                            13623.10
                                                                         14470.50                            13543.80
                                                                         14480.60                            13549.60
                                                                         14621.90                            13599.10
                                                                         15036.00                            13894.30
                                                                         15096.50                            13965.10
                                                                         14894.60                            13785.20
                                                                         14864.30                            13798.90
                                                                         14662.30                            13633.40
                                                                         14470.50                            13537.30
                                                                         14490.70                            13541.10
                                                                         14652.20                            13616.00
                                                                         15046.00                            13922.10
                                                                         15258.10                            14021.40
                                                                         15248.00                            14052.20
                                                                         15328.80                            14116.60
                                                                         15157.10                            13979.30
                                                                         15046.00                            13949.80
                                                                         14874.40                            13769.00
                                                                         14813.80                            13764.10
                                                                         15076.30                            13931.90
                                                                         15288.40                            14142.30
                                                                         15702.40                            14364.80
                                                                         15884.20                            14451.10
                                                                         16116.40                            14558.50
                                                                         16116.40                            14558.50
                                                                         16086.10                            14526.00
                                                                         16116.40                            14607.00
                                                                         16126.50                            14591.90
                                                                         16278.00                            14684.60
                                                                         16187.10                            14640.90
                                                                         16096.20                            14582.90
                                                                         16207.30                            14631.20
                                                                         16379.00                            14751.00
                                                                         16510.30                            14846.90
                                                                         16348.70                            14730.40
                                                                         15823.60                            14410.70
                                                                         15793.30                            14433.60
                                                                         15490.40                            14241.90
                                                                         15409.60                            14199.70
                                                                         15268.20                            14103.70
                                                                         15439.90                            14261.50
                                                                         15510.60                            14288.30
                                                                         15187.40                            14033.20
                                                                         14894.60                            13904.40
                                                                         14955.20                            13897.40
                                                                         14844.10                            13836.00
                                                                         14521.00                            13659.60
                                                                         14722.90                            13747.30
                                                                         14480.60                            13606.90
                                                                         14430.10                            13580.90
                                                                         14197.80                            13409.50
                                                                         14450.30                            13624.10
                                                                         14440.20                            13584.60
                                                                         14924.90                            13893.50
                                                                         15025.90                            13925.90
                                                                         15167.20                            14066.00
                                                                         14955.20                            13947.50
                                                                         14823.90                            13850.70
                                                                         15046.00                            13987.00
                                                                         15470.20                            14234.00
                                                                         15551.00                            14268.40
                                                                         15773.10                            14459.80
                                                                         15500.50                            14252.80
                                                                         15227.80                            14109.00
                                                                         14793.60                            13855.20
8/31/99                                                                  14702.70                            13817.50
                                                                         14965.30                            13929.00
                                                                         14712.80                            13803.90
                                                                         15439.90                            14202.90
                                                                         15439.90                            14202.90
                                                                         15268.20                            14131.80
                                                                         15157.10                            14065.90
                                                                         15157.10                            14102.60
                                                                         15318.70                            14144.50
                                                                         15187.40                            14065.70
                                                                         15025.90                            13983.60
                                                                         14662.30                            13791.90
                                                                         14743.10                            13797.30
                                                                         15036.00                            13974.50
                                                                         14985.50                            13975.70
                                                                         14521.00                            13683.20
                                                                         14531.00                            13713.90
                                                                         14026.10                            13398.90
                                                                         13995.90                            13367.00
                                                                         14137.20                            13429.20
                                                                         14096.80                            13417.60
                                                                         13844.40                            13272.90
                                                                         14157.40                            13422.90
                                                                         14096.80                            13424.00
                                                                         14480.60                            13652.00
                                                                         14450.30                            13618.00
                                                                         14763.30                            13869.70
                                                                         14662.30                            13788.50
                                                                         14985.50                            13980.80
                                                                         14965.30                            13972.30
                                                                         14621.90                            13740.30
                                                                         14046.30                            13452.70
                                                                         14046.30                            13430.40
                                                                         13491.00                            13053.50
                                                                         13652.50                            13123.90
                                                                         13783.80                            13199.10
                                                                         14076.60                            13493.30
                                                                         14127.10                            13432.40
                                                                         14319.00                            13621.10
                                                                         14218.00                            13537.20
                                                                         13955.50                            13414.60
                                                                         14319.00                            13569.50
                                                                         15046.00                            14048.00
                                                                         15460.10                            14262.40
                                                                         15227.80                            14170.20
                                                                         15066.20                            14103.50
                                                                         15207.60                            14178.70
                                                                         15359.10                            14259.40
                                                                         15601.40                            14338.80
                                                                         15540.90                            14409.80
                                                                         15349.00                            14287.00
                                                                         15520.70                            14372.60
                                                                         15662.00                            14456.30
                                                                         15894.30                            14609.10
                                                                         15914.50                            14591.60
                                                                         16399.20                            14860.40
                                                                         16166.90                            14762.40
                                                                         16348.70                            14911.30
                                                                         16328.50                            14880.50
                                                                         16328.50                            14869.50
                                                                         16086.10                            14698.90
                                                                         16237.60                            14829.10
                                                                         16237.60                            14829.10
                                                                         16126.50                            14824.20
                                                                         16045.80                            14732.30
                                                                         15773.10                            14534.30
                                                                         15975.10                            14626.50
                                                                         16116.40                            14744.90
                                                                         16570.80                            14998.80
                                                                         16358.80                            14894.50
                                                                         16177.00                            14746.30
                                                                         16015.50                            14690.90
                                                                         16106.30                            14735.20
                                                                         16197.20                            14828.60
                                                                         16237.60                            14809.60
                                                                         16045.80                            14683.50
                                                                         16116.40                            14789.80
                                                                         16267.90                            14846.90
                                                                         16389.10                            14870.40
                                                                         16227.50                            14839.60
                                                                         16601.10                            15000.20
                                                                         16661.70                            15028.40
                                                                         17055.50                            15260.80
                                                                         17055.50                            15260.80
                                                                         17015.20                            15247.90
                                                                         17015.20                            15253.70
                                                                         17106.00                            15314.40
                                                                         17075.80                            15325.00
                                                                         17116.10                            15375.00
                                                                         16843.50                            15228.20
                                                                         15853.90                            14644.30
                                                                         15914.50                            14672.40
                                                                         15783.20                            14686.40
                                                                         16732.40                            15084.30
                                                                         16995.00                            15253.10
                                                                         16641.50                            15053.80
                                                                         16399.20                            14987.80
                                                                         16712.20                            15170.20
                                                                         17045.50                            15332.10
                                                                         17045.50                            15332.10
                                                                         16843.50                            15227.30
                                                                         16904.10                            15235.30
                                                                         16641.50                            15127.20
                                                                         16581.00                            15083.10
                                                                         15823.60                            14666.30
                                                                         15954.90                            14755.30
                                                                         15914.50                            14693.10
                                                                         15803.40                            14635.30
                                                                         15066.20                            14233.40
                                                                         15641.80                            14592.40
                                                                         15914.50                            14747.40
                                                                         15894.30                            14745.80
                                                                         16247.70                            14911.60
                                                                         16156.80                            14905.40
                                                                         16086.10                            14904.00
                                                                         16419.40                            15086.90
                                                                         15914.50                            14772.90
                                                                         15944.80                            14826.50
                                                                         15561.00                            14515.50
                                                                         15591.30                            14545.00
                                                                         15783.20                            14671.80
                                                                         15510.60                            14521.30
                                                                         15369.20                            14527.50
                                                                         14834.00                            14086.20
                                                                         14834.00                            14086.20
                                                                         14803.70                            14149.80
                                                                         15066.20                            14239.00
                                                                         14884.50                            14163.00
                                                                         14621.90                            13953.00
                                                                         14743.10                            14106.70
2/29/00                                                                  15157.10                            14298.90
                                                                         15349.00                            14432.60
                                                                         15359.10                            14459.50
                                                                         15793.30                            14746.30
                                                                         15540.90                            14559.10
                                                                         14793.60                            14185.90
                                                                         15036.00                            14301.90
                                                                         15682.20                            14668.00
                                                                         15591.30                            14598.70
                                                                         15328.80                            14478.90
                                                                         14985.50                            14222.90
                                                                         15530.80                            14568.10
                                                                         15530.80                            15262.20
                                                                         16782.90                            15325.00
                                                                         16641.50                            15242.90
                                                                         17136.30                            15632.60
                                                                         17287.80                            15703.50
                                                                         17722.00                            15983.00
                                                                         17913.90                            15984.10
                                                                         17631.10                            15946.50
                                                                         17479.70                            15777.70
                                                                         17499.90                            15785.90
                                                                         17499.90                            15570.40
                                                                         17297.90                            15681.90
                                                                         17459.50                            15759.20
                                                                         17287.80                            15641.60
                                                                         17096.00                            15564.60
                                                                         17297.90                            15710.80
                                                                         17499.90                            15867.90
                                                                         17368.60                            15743.50
                                                                         17297.90                            15703.00
                                                                         16581.00                            15353.20
                                                                         16237.60                            15074.20
                                                                         14763.30                            14195.80
                                                                         15510.60                            14665.40
                                                                         16207.30                            15085.80
                                                                         15985.20                            14937.80
                                                                         16106.30                            15011.80
                                                                         16106.30                            15011.80
                                                                         15995.30                            14962.80
                                                                         16813.20                            15460.70
                                                                         16560.80                            15288.60
                                                                         16429.50                            15329.70
                                                                         16308.30                            15199.00
                                                                         16611.20                            15364.50
                                                                         16126.50                            15134.70
                                                                         15682.20                            14808.30
                                                                         15712.50                            14750.50
                                                                         15985.20                            14991.80
                                                                         15813.50                            14903.30
                                                                         15631.70                            14777.40
                                                                         15106.60                            14473.00
                                                                         15601.40                            14732.10
                                                                         15853.90                            14869.70
                                                                         16278.00                            15198.20
                                                                         16510.30                            15341.40
                                                                         16257.80                            15150.50
                                                                         16025.60                            15039.70
                                                                         15571.10                            14723.10
                                                                         15389.40                            14657.90
                                                                         15056.10                            14376.80
                                                                         15409.60                            14640.40
                                                                         15147.00                            14456.90
                                                                         15025.90                            14420.30
                                                                         15025.90                            14420.30
                                                                         15783.20                            14885.30
                                                                         15722.60                            14865.90
                                                                         16207.30                            15161.10
                                                                         16621.30                            15458.80
                                                                         16510.30                            15358.00
                                                                         16399.20                            15255.60
                                                                         16560.80                            15397.10
                                                                         16449.70                            15295.70
                                                                         16399.20                            15246.30
                                                                         16116.40                            15131.70
                                                                         16560.80                            15377.00
                                                                         16611.20                            15388.50
                                                                         16631.40                            15474.20
                                                                         16449.70                            15324.90
                                                                         16752.60                            15550.30
                                                                         16651.60                            15445.10
                                                                         16631.40                            15478.40
                                                                         16257.80                            15196.40
                                                                         16035.60                            15084.40
                                                                         16328.50                            15229.10
                                                                         16166.90                            15179.30
                                                                         16217.40                            15224.00
                                                                         15985.20                            15093.90
                                                                         16166.90                            15221.70
                                                                         16510.30                            15378.00
                                                                         16510.30                            15378.00
                                                                         16055.90                            15134.10
                                                                         16237.60                            15243.40
                                                                         16611.20                            15476.00
                                                                         16560.80                            15441.70
                                                                         16611.20                            15496.70
                                                                         16782.90                            15622.70
                                                                         16873.80                            15653.20
                                                                         17116.10                            15801.20
                                                                         17075.80                            15806.50
                                                                         16883.90                            15631.30
                                                                         16692.00                            15508.00
                                                                         16995.00                            15650.40
                                                                         16520.40                            15489.50
                                                                         16368.90                            15323.10
                                                                         16439.60                            15429.60
                                                                         16197.20                            15198.90
                                                                         16106.30                            15169.60
                                                                         15571.10                            14858.50
                                                                         15692.30                            14973.00
                                                                         15843.80                            15049.00
                                                                         15954.90                            15055.30
                                                                         16106.30                            15200.30
                                                                         16247.70                            15308.90
                                                                         16520.40                            15480.40
                                                                         16611.20                            15516.80
                                                                         16419.40                            15412.90
                                                                         16298.20                            15280.80
                                                                         16389.10                            15402.10
                                                                         16712.20                            15608.50
                                                                         16671.80                            15533.90
                                                                         16601.10                            15485.90
                                                                         16833.40                            15655.60
                                                                         16762.70                            15610.10
                                                                         16894.00                            15691.30
                                                                         16873.80                            15677.20
                                                                         16944.50                            15759.20
                                                                         17025.30                            15783.70
                                                                         17005.10                            15764.30
                                                                         17096.00                            15844.20
                                                                         17096.00                            15799.80
                                                                         16843.50                            15723.90
8/31/00                                                                  17166.60                            15881.80
                                                                         17176.70                            15914.10
                                                                         17176.70                            15914.10
                                                                         16995.00                            15770.90
                                                                         16722.30                            15615.70
                                                                         16914.20                            15723.00
                                                                         16732.40                            15639.20
                                                                         16681.90                            15584.40
                                                                         16500.20                            15508.30
                                                                         16570.80                            15538.90
                                                                         16490.10                            15496.60
                                                                         16166.90                            15339.00
                                                                         15914.50                            15116.10
                                                                         16116.40                            15277.10
                                                                         15944.80                            15187.60
                                                                         15985.20                            15163.60
                                                                         15985.20                            15160.20
                                                                         15823.60                            15058.80
                                                                         15530.80                            14935.10
                                                                         15631.70                            14928.40
                                                                         16106.30                            15260.30
                                                                         15712.50                            15032.40
                                                                         15742.80                            15029.50
                                                                         15510.60                            14927.20
                                                                         15692.30                            15009.50
                                                                         15773.10                            15030.00
                                                                         15278.30                            14744.40
                                                                         15106.60                            14671.60
                                                                         14712.80                            14514.50
                                                                         14521.00                            14279.80
                                                                         13975.70                            13915.50
                                                                         14652.20                            14380.00
                                                                         14753.20                            14384.70
                                                                         14218.00                            14126.80
                                                                         14106.90                            14044.80
                                                                         14945.10                            14532.70
                                                                         15056.10                            14618.20
                                                                         15157.10                            14606.20
                                                                         14975.40                            14630.80
                                                                         14460.40                            14283.00
                                                                         14480.60                            14278.20
                                                                         14914.80                            14436.60
                                                                         15096.50                            14636.30
                                                                         15510.60                            14958.00
                                                                         15419.70                            14872.40
                                                                         15450.00                            14946.70
                                                                         15460.10                            14929.60
                                                                         15621.60                            14987.20
                                                                         15601.40                            14983.80
                                                                         15096.50                            14747.40
                                                                         14975.40                            14651.80
                                                                         14440.20                            14294.30
                                                                         14258.40                            14140.30
                                                                         14813.80                            14471.90
                                                                         14874.40                            14543.70
                                                                         14551.20                            14360.70
                                                                         14399.80                            14312.50
                                                                         14076.60                            14049.90
                                                                         14187.70                            14099.40
                                                                         13682.80                            13837.90
                                                                         13682.80                            13837.90
                                                                         14066.50                            14041.00
                                                                         14258.40                            14116.30
                                                                         13915.10                            13981.50
                                                                         13864.60                            14042.60
                                                                         13672.70                            13760.30
                                                                         13652.50                            13763.20
                                                                         13814.10                            13865.20
                                                                         14500.80                            14404.80
                                                                         14157.40                            14142.40
                                                                         13874.70                            14059.60
                                                                         13905.00                            14335.20
                                                                         14632.00                            14443.10
                                                                         14551.20                            14348.70
                                                                         14238.20                            14231.60
                                                                         13955.50                            14032.20
                                                                         13430.40                            13731.00
                                                                         13753.50                            13841.80
                                                                         13319.30                            13662.50
                                                                         12743.70                            13234.90
                                                                         12875.00                            13340.80
                                                                         13450.60                            13666.10
                                                                         13450.60                            13666.10
                                                                         13642.40                            13762.80
                                                                         13814.10                            13906.50
                                                                         13864.60                            13962.00
                                                                         13470.80                            13816.10
                                                                         13470.80                            13816.10
                                                                         13076.90                            13428.80
                                                                         14006.00                            14101.60
                                                                         13793.90                            13952.80
                                                                         13117.30                            13586.60
                                                                         13228.40                            13560.50
                                                                         13198.10                            13612.20
                                                                         13511.10                            13742.70
                                                                         13561.60                            13884.50
                                                                         13511.10                            13798.00
                                                                         13511.10                            13798.00
                                                                         13632.30                            13882.80
                                                                         13733.30                            13912.30
                                                                         13935.30                            14105.90
                                                                         13824.20                            14049.00
                                                                         13965.60                            14052.80
                                                                         14117.00                            14235.90
                                                                         14177.60                            14276.70
                                                                         14106.90                            14205.70
                                                                         14086.70                            14178.90
                                                                         14187.70                            14275.40
                                                                         14379.60                            14375.40
                                                                         14248.30                            14294.60
                                                                         14389.70                            14372.70
                                                                         13915.10                            14121.60
                                                                         14056.40                            14172.20
                                                                         13985.80                            14150.80
                                                                         13884.80                            14031.80
                                                                         13642.40                            13944.30
                                                                         13440.50                            13758.30
                                                                         13652.50                            13921.10
                                                                         13501.00                            13800.60
                                                                         13450.60                            13770.50
                                                                         13642.40                            13882.30
                                                                         13198.10                            13619.90
                                                                         13198.10                            13619.90
                                                                         12895.20                            13383.50
                                                                         12471.00                            13135.80
                                                                         12491.20                            13110.20
                                                                         12360.00                            13037.30
                                                                         12743.70                            13265.40
                                                                         12582.10                            13163.70
2/28/01                                                                  12208.50                            12975.40
                                                                         12299.40                            12988.90
                                                                         12158.00                            12915.10
                                                                         12309.50                            12990.80
                                                                         12511.50                            13120.40
                                                                         12632.60                            13205.10
                                                                         12652.80                            13234.90
                                                                         12107.50                            12907.10
                                                                         11330.00                            12349.80
                                                                         11602.60                            12532.90
                                                                         11239.10                            12209.10
                                                                         11259.30                            12280.70
                                                                         10916.00                            12039.70
                                                                         11229.00                            12252.00
                                                                         10794.80                            11957.00
                                                                         10522.10                            11742.70
                                                                         10350.50                            11694.90
                                                                         10825.10                            11927.80
                                                                         11016.90                            12062.40
                                                                         11350.20                            12370.80
                                                                         10895.80                            12068.60
                                                                         10946.20                            12012.80
                                                                         11097.70                            12142.30
                                                                         10774.60                            11991.00
                                                                         10209.10                            11578.60
                                                                         10269.70                            11545.00
                                                                         10855.40                            12049.30
                                                                         10613.00                            11808.50
                                                                         10784.70                            11904.30
                                                                         11077.50                            12226.50
                                                                         11097.70                            12200.50
                                                                         11390.60                            12384.80
                                                                         11390.60                            12384.80
                                                                         11218.90                            12344.80
                                                                         11441.10                            12471.70
                                                                         12147.90                            12956.80
                                                                         12360.00                            13119.30
                                                                         12208.50                            13007.20
                                                                         11865.20                            12812.30
                                                                         11754.10                            12656.50
                                                                         11986.40                            12858.30
                                                                         12077.20                            12918.70
                                                                         12370.10                            13112.60
                                                                         12259.00                            13075.00
                                                                         12561.90                            13252.70
                                                                         12541.70                            13263.00
                                                                         12299.40                            13065.80
                                                                         12592.20                            13254.50
                                                                         12440.80                            13222.00
                                                                         12430.70                            13197.90
                                                                         12349.90                            13138.60
                                                                         12410.50                            13134.90
                                                                         12269.10                            13035.30
                                                                         12299.40                            13069.40
                                                                         12380.20                            13074.80
                                                                         12824.50                            13446.80
                                                                         12864.90                            13483.40
                                                                         12935.60                            13519.70
                                                                         13218.30                            13738.10
                                                                         13188.00                            13702.00
                                                                         12854.80                            13489.30
                                                                         12915.40                            13532.40
                                                                         12683.10                            13372.50
                                                                         12683.10                            13372.50
                                                                         12531.60                            13268.30
                                                                         12259.00                            13060.60
                                                                         12360.00                            13141.50
                                                                         12471.00                            13192.30
                                                                         12551.80                            13259.70
                                                                         12774.00                            13431.90
                                                                         12612.40                            13290.20
                                                                         12673.00                            13362.80
                                                                         12491.20                            13237.20
                                                                         12360.00                            13126.60
                                                                         12329.70                            13141.90
                                                                         12168.10                            12992.80
                                                                         11744.00                            12765.40
                                                                         11784.40                            12707.70
                                                                         11693.50                            12645.60
                                                                         11764.20                            12689.10
                                                                         11845.00                            12799.60
                                                                         12046.90                            12945.00
                                                                         11915.70                            12822.70
                                                                         11754.10                            12752.10
                                                                         11723.80                            12732.80
                                                                         11703.60                            12673.30
                                                                         11804.60                            12831.60
                                                                         11875.30                            12812.50
                                                                         12087.30                            12941.70
                                                                         12077.20                            12917.90
                                                                         12077.20                            12917.90
                                                                         11733.90                            12758.80
                                                                         11340.10                            12459.00
                                                                         11431.00                            12544.70
                                                                         11229.00                            12364.00
                                                                         11229.00                            12350.00
                                                                         11632.90                            12642.60
                                                                         11784.40                            12721.50
                                                                         11562.20                            12583.10
                                                                         11723.80                            12708.50
                                                                         11602.60                            12638.10
                                                                         11754.10                            12714.60
                                                                         11643.00                            12671.00
                                                                         11299.70                            12463.60
                                                                         11128.00                            12260.80
                                                                         11309.80                            12457.90
                                                                         11491.50                            12588.10
                                                                         11552.10                            12618.30
                                                                         11562.20                            12604.70
                                                                         11632.90                            12674.90
                                                                         11733.90                            12724.10
                                                                         11804.60                            12774.60
                                                                         11713.70                            12707.60
                                                                         11471.40                            12562.50
                                                                         11542.00                            12603.50
                                                                         11218.90                            12385.10
                                                                         11259.30                            12384.00
                                                                         11319.90                            12454.50
                                                                         11319.90                            12466.30
                                                                         11319.90                            12418.60
                                                                         11158.30                            12327.40
                                                                         11218.90                            12365.50
                                                                         10946.20                            12159.50
                                                                         11097.70                            12258.20
                                                                         10815.00                            12110.20
                                                                         10976.50                            12194.40
                                                                         10916.00                            12160.70
                                                                         11259.30                            12399.70
                                                                         11158.30                            12339.90
                                                                         10916.00                            12154.60
                                                                         10764.50                            12019.10
                                                                         10451.50                            11814.80
8/31/01                                                                  10542.30                            11862.40
                                                                         10542.30                            11862.40
                                                                         10461.50                            11855.70
                                                                         10501.90                            11843.10
                                                                         10087.90                            11577.90
                                                                          9805.18                            11362.20
                                                                          9986.94                            11432.90
                                                                          9986.94                            11432.90
                                                                          9986.94                            11432.90
                                                                          9986.94                            11432.90
                                                                          9986.94                            11432.90
                                                                          9209.39                            10870.20
                                                                          9169.00                            10807.10
                                                                          8886.26                            10633.00
                                                                          8462.14                            10302.70
                                                                          8320.77                            10106.60
                                                                          8754.98                            10500.60
                                                                          8896.35                            10592.90
                                                                          8845.86                            10538.20
                                                                          8946.84                            10659.30
                                                                          9229.59                            10892.90
                                                                          9209.39                            10867.90
                                                                          9381.06                            11001.70
                                                                          9623.41                            11220.90
                                                                          9633.51                            11193.20
                                                                          9603.22                            11211.50
                                                                          9502.24                            11117.90
                                                                          9431.55                            11058.40
                                                                          9744.59                            11312.00
                                                                          9966.74                            11484.10
                                                                          9896.06                            11423.60
                                                                          9865.76                            11406.10
                                                                          9956.65                            11485.20
                                                                          9643.61                            11271.20
                                                                          9603.22                            11182.50
                                                                          9593.12                            11233.50
                                                                          9875.86                            11405.30
                                                                          9805.18                            11351.70
                                                                          9754.69                            11356.10
                                                                         10007.10                            11511.90
                                                                          9986.94                            11559.20
                                                                          9593.12                            11283.90
                                                                          9421.45                            11090.20
                                                                          9391.16                            11090.10
                                                                          9724.39                            11344.60
                                                                          9825.37                            11377.00
                                                                         10017.20                            11540.70
                                                                         10249.50                            11708.30
                                                                         10229.30                            11676.30
                                                                         10279.80                            11705.00
                                                                         10279.80                            11723.50
                                                                         10188.90                            11702.80
                                                                         10532.20                            11920.00
                                                                         10552.40                            11942.20
                                                                         10572.60                            11953.00
                                                                         10501.90                            11915.40
                                                                         10693.80                            12045.30
                                                                         10562.50                            11957.40
                                                                         10451.50                            11898.50
                                                                         10451.50                            11898.50
                                                                         10673.60                            12037.80
                                                                         10703.90                            12111.80
                                                                         10643.30                            12029.00
                                                                         10350.50                            11809.40
                                                                         10562.50                            11931.60
                                                                         10471.60                            11923.80
                                                                         10350.50                            11823.90
                                                                         10602.90                            11979.80
                                                                         10895.80                            12247.10
                                                                         10885.70                            12213.10
                                                                         10774.60                            12121.20
                                                                         10471.60                            11928.80
                                                                         10441.40                            11895.60
                                                                         10461.50                            11898.90
                                                                         10148.50                            11713.80
                                                                         10289.90                            11752.60
                                                                         10451.50                            11870.50
                                                                         10552.40                            11960.10
                                                                         10653.40                            12029.60
                                                                         10501.90                            11928.80
                                                                         10592.80                            11980.70
                                                                         10562.50                            11978.20
                                                                         10562.50                            11978.20
                                                                         10653.40                            12027.60
                                                                         10744.30                            12108.80
                                                                         10734.20                            12149.50
                                                                         10491.80                            12014.10
                                                                         10491.80                            12014.10
                                                                         10653.40                            12083.10
                                                                         10845.30                            12194.00
                                                                         10956.40                            12269.80
                                                                         10835.20                            12190.00
                                                                         10794.80                            12146.30
                                                                         10663.50                            12088.00
                                                                         10724.10                            12102.70
                                                                         10572.60                            11988.10
                                                                         10471.60                            11912.90
                                                                         10592.80                            11994.30
                                                                         10269.70                            11799.50
                                                                         10390.90                            11917.80
                                                                         10390.90                            11799.60
                                                                         10390.90                            11799.60
                                                                         10199.00                            11713.00
                                                                         10320.20                            11805.90
                                                                         10370.70                            11847.40
                                                                         10370.70                            11859.20
                                                                         10390.90                            11856.90
                                                                          9926.35                            11517.70
                                                                         10118.20                            11653.00
                                                                         10320.20                            11827.00
                                                                         10219.20                            11743.30
                                                                          9845.57                            11452.80
                                                                          9764.78                            11406.50
                                                                          9684.00                            11338.40
                                                                          9633.51                            11303.50
                                                                          9865.76                            11471.40
                                                                         10057.60                            11635.90
                                                                         10007.10                            11589.50
                                                                         10168.70                            11704.70
                                                                         10138.40                            11683.40
                                                                          9976.84                            11554.70
                                                                          9976.84                            11554.70
                                                                          9684.00                            11336.60
                                                                          9906.16                            11489.80
                                                                          9623.41                            11311.60
                                                                          9774.88                            11404.60
                                                                         10017.20                            11609.60
                                                                         10007.10                            11609.10
                                                                         10047.50                            11614.50
2/28/02                                                                   9986.94                            11581.40
                                                                         10330.30                            11843.50
                                                                         10613.00                            12074.40
                                                                         10552.40                            11993.80
                                                                         10754.40                            12167.80
                                                                         10693.80                            12113.10
                                                                         10774.60                            12184.00
                                                                         10815.00                            12225.30
                                                                         10804.90                            12197.20
                                                                         10623.10                            12077.00
                                                                         10613.00                            12066.00
                                                                         10784.70                            12203.30
                                                                         10784.70                            12196.90
                                                                         10865.50                            12246.50
                                                                         10582.70                            12053.60
                                                                         10602.90                            12071.80
                                                                         10542.30                            12020.60
                                                                         10300.00                            11844.50
                                                                         10390.90                            11913.80
                                                                         10451.50                            11977.50
                                                                         10501.90                            12006.90
                                                                         10501.90                            12006.90
                                                                         10461.50                            11998.00
                                                                         10350.50                            11895.60
                                                                         10219.20                            11776.80
                                                                         10199.00                            11786.60
                                                                         10168.70                            11748.80
                                                                         10168.70                            11775.60
                                                                         10098.00                            11697.20
                                                                         10269.70                            11829.80
                                                                          9896.06                            11549.60
                                                                          9997.04                            11626.20
                                                                          9885.96                            11537.70
                                                                         10229.30                            11807.90
                                                                         10199.00                            11783.80
                                                                         10158.60                            11767.00
                                                                         10188.90                            11774.40
                                                                          9946.55                            11592.90
                                                                          9855.67                            11521.00
                                                                          9734.49                            11439.20
                                                                          9724.39                            11421.80
                                                                          9492.14                            11263.20
                                                                          9370.96                            11149.40
                                                                          9522.43                            11269.50
                                                                          9663.80                            11369.30
                                                                          9663.80                            11349.40
                                                                          9482.04                            11232.90
                                                                          9209.39                            11015.70
                                                                          9179.10                            10982.40
                                                                          9704.20                            11394.30
                                                                          9492.14                            11228.50
                                                                          9239.69                            11040.00
                                                                          9512.33                            11244.80
                                                                          9815.27                            11482.50
                                                                          9734.49                            11417.50
                                                                          9845.57                            11492.50
                                                                          9946.55                            11579.90
                                                                          9774.88                            11426.00
                                                                          9633.51                            11300.40
                                                                          9684.00                            11364.70
                                                                          9835.47                            11480.40
                                                                          9643.61                            11341.70
                                                                          9643.61                            11341.70
                                                                          9552.73                            11244.60
                                                                          9451.75                            11172.50
                                                                          9411.35                            11141.20
                                                                          9421.45                            11167.10
                                                                          9068.02                            10890.20
                                                                          9098.32                            10890.30
                                                                          9229.59                            10986.70
                                                                          8946.84                            10769.60
                                                                          8926.65                            10752.60
                                                                          8967.04                            10786.20
                                                                          8744.88                            10606.80
                                                                          8825.67                            10676.50
                                                                          8694.39                            10564.60
                                                                          8664.10                            10540.60
                                                                          9027.63                            10843.00
                                                                          9108.41                            10853.20
                                                                          8815.57                            10673.70
                                                                          8643.90                            10530.30
                                                                          8441.94                            10350.90
                                                                          8492.43                            10388.30
                                                                          8239.98                            10214.80
                                                                          8229.89                            10187.50
                                                                          8452.04                            10366.60
                                                                          8411.65                            10358.00
                                                                          8149.10                            10136.50
                                                                          7886.55                             9921.31
                                                                          7957.24                             9983.05
                                                                          7957.24                             9983.05
                                                                          8411.65                            10349.70
                                                                          8260.18                            10223.60
                                                                          7957.24                             9970.91
                                                                          7533.12                             9632.28
                                                                          7624.00                             9704.48
                                                                          7523.02                             9641.90
                                                                          7523.02                             9605.70
                                                                          7310.97                             9427.90
                                                                          7351.36                             9481.27
                                                                          7018.12                             9225.10
                                                                          6634.40                             8871.30
                                                                          6331.46                             8579.34
                                                                          6079.01                             8347.55
                                                                          6594.01                             8826.09
                                                                          6533.42                             8776.38
                                                                          6705.08                             8924.56
                                                                          7260.48                             9407.18
                                                                          7371.55                             9447.16
                                                                          7442.24                             9539.67
                                                                          7119.10                             9257.54
                                                                          6876.75                             9043.86
                                                                          6503.12                             8733.69
                                                                          6816.16                             8994.99
                                                                          6997.93                             9174.98
                                                                          7351.36                             9475.20
                                                                          7381.65                             9508.48
                                                                          7321.06                             9457.83
                                                                          7098.91                             9252.83
                                                                          7502.83                             9623.38
                                                                          7644.20                             9734.62
                                                                          7624.00                             9719.13
                                                                          7886.55                             9948.62
                                                                          7745.18                             9809.76
                                                                          7886.55                             9934.60
                                                                          8038.02                            10074.20
                                                                          7765.38                             9845.65
                                                                          7856.26                             9919.84
                                                                          7694.69                             9782.44
                                                                          7482.63                             9605.07
                                                                          7482.63                             9604.34
8/31/02                                                                   7462.44                             9586.23

                          AVERAGE ANNUAL TOTAL RETURN
                       ---------------------------------
                                           SINCE
                       1 YEAR(2)         INCEPTION
                       ---------    --------------------
INVESTOR CLASS          (29.31%)     (5.86%)   (10/20/97)
ADVISOR CLASS           (29.72%)    (29.32%)    (3/22/00)
BROKER CLASS(4)         (34.71%)    (36.06%)    (8/22/00)
S&P 500 INDEX(1)        (19.19%)     (0.86%)   (10/20/97)

The Potomac U.S. Plus Fund seeks daily investment returns that correspond to 150% of the daily return of the S&P 500 Index ("SPX"). To achieve this goal, the Fund invests primarily in equities that comprise the S&P 500, Standard & Poor's Depositary Receipts ("SPDRs"), S&P 500 futures contracts and swaps. The SPX began the year at 1,133.58 but fell considerably after September 11th. The SPX recovered by December, reaching a high at 1,172.51 in January and then moved within a range of 1,050 to 1,170 until May, when questions about corporate accounting and poor economic news began to push the SPX lower. The SPX bottomed at 797.70 in July 2002 and closed the fiscal year at 916.07. For the fiscal year, the SPX declined (19.19%) while the Fund's Investor Class declined (29.31%). A model 1.5 beta SPX Fund, meaning a fund that magnified the return of the SPX fifty percent each day during the fiscal year without any allowance for management, administrative or trading costs, would have declined (28.86%). Since it is impaired by such costs, the performance of the Fund was, on a relative basis, excellent.

(1) The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(2) As of August 31, 2002.
(3) The graph represents information for the Investor Class Shares only. Performance for other classes would be lower due to differences in the sales charges and/or the expenses paid by shareholders investing in the other classes.
(4) Reflects maximum applicable deferred sales charge of 5% during the first year, 4% during the second year, and 3% during the third year.

           Past performance is not predictive of future performance.

                                U.S./SHORT FUND

                               INVESTOR CLASS(3)
[U.S./SHORT FUND]

                                                                      U.S./SHORT FUND                   S&P 500 INDEX (1)
                                                                      ---------------                   -----------------
                                                                         10000.00                           10000.00
                                                                         10140.00                            9931.21
                                                                         10030.00                            9959.78
                                                                         10080.00                            9767.66
                                                                          9800.00                            9883.02
                                                                          9580.00                           10009.10
                                                                          9460.00                           10201.50
                                                                          9410.00                           10115.60
                                                                          9360.00                           10184.20
                                                                          9300.00                           10339.30
                                                                          9300.00                           10383.60
                                                                          9330.00                           10206.60
                                                                          9310.00                           10251.30
                                                                          9290.00                           10260.20
                                                                          9290.00                           10260.20
                                                                          9270.00                           10300.70
                                                                          9230.00                           10509.50
                                                                          9220.00                           10476.20
                                                                          9220.00                           10531.10
                                                                          9230.00                           10491.50
                                                                          9140.00                           10606.80
                                                                          9160.00                           10591.50
                                                                          9210.00                           10520.40
                                                                          9300.00                           10455.80
                                                                          9430.00                           10295.70
                                                                          9420.00                           10279.00
                                                                          9350.00                           10386.80
                                                                          9290.00                           10437.00
                                                                          9340.00                           10410.00
                                                                          9440.00                           10299.60
                                                                          9510.00                           10207.80
                                                                          9460.00                           10282.40
                                                                          9630.00                           10125.30
                                                                          9660.00                           10056.00
                                                                          9660.00                           10056.00
                                                                          9620.00                           10096.50
                                                                          9440.00                           10278.60
                                                                          9310.00                           10467.20
                                                                          9420.00                           10462.70
                                                                          9420.00                           10462.70
                                                                          9370.00                           10512.50
                                                                          9350.00                           10534.30
                                                                          9500.00                           10421.20
                                                                          9470.00                           10393.40
                                                                          9600.00                           10307.70
                                                                          9910.00                           10001.90
                                                                          9740.00                           10126.10
                                                                          9600.00                           10265.30
                                                                          9560.00                           10328.10
                                                                          9460.00                           10250.30
                                                                          9340.00                           10366.60
                                                                          9340.00                           10366.60
                                                                          9180.00                           10550.80
                                                                          9280.00                           10466.80
                                                                          9370.00                           10383.10
                                                                          9390.00                           10324.30
                                                                          9400.00                           10317.40
                                                                          9310.00                           10447.50
                                                                          9220.00                           10538.50
                                                                          9160.00                           10625.10
                                                                          9150.00                           10568.90
                                                                          9000.00                           10795.30
                                                                          8940.00                           10846.20
                                                                          8950.00                           10856.00
                                                                          8950.00                           10819.70
                                                                          8870.00                           10915.90
                                                                          8910.00                           10897.30
                                                                          8830.00                           10986.50
                                                                          8830.00                           10997.30
                                                                          8810.00                           11041.80
                                                                          8830.00                           10998.20
                                                                          8830.00                           10998.20
                                                                          8790.00                           11026.90
                                                                          8720.00                           11127.40
                                                                          8760.00                           11086.50
                                                                          8690.00                           11150.40
                                                                          8660.00                           11192.80
                                                                          8720.00                           11111.00
                                                                          8620.00                           11244.10
                                                                          8570.00                           11306.30
2/28/98                                                                   8580.00                           11313.50
                                                                          8580.00                           11295.80
                                                                          8540.00                           11342.40
                                                                          8600.00                           11291.80
                                                                          8680.00                           11159.50
                                                                          8530.00                           11382.00
                                                                          8540.00                           11345.50
                                                                          8450.00                           11474.30
                                                                          8420.00                           11519.80
                                                                          8390.00                           11535.40
                                                                          8420.00                           11521.30
                                                                          8140.00                           11636.20
                                                                          8320.00                           11648.90
                                                                          8290.00                           11703.60
                                                                          8270.00                           11749.10
                                                                          8200.00                           11850.70
                                                                          8230.00                           11811.70
                                                                          8140.00                           11920.60
                                                                          8170.00                           11880.50
                                                                          8190.00                           11868.30
                                                                          8220.00                           11810.50
                                                                          8230.00                           11790.70
                                                                          8190.00                           11878.60
                                                                          8140.00                           11947.60
                                                                          8050.00                           12075.50
                                                                          8010.00                           12104.50
                                                                          8070.00                           12090.20
                                                                          8130.00                           11962.70
                                                                          8180.00                           11877.50
                                                                          8130.00                           11974.80
                                                                          8130.00                           11974.80
                                                                          8140.00                           11964.20
                                                                          8060.00                           12029.50
                                                                          8040.00                           12068.00
                                                                          8050.00                           11947.80
                                                                          7920.00                           12104.70
                                                                          7930.00                           12114.70
                                                                          7890.00                           12147.30
                                                                          7870.00                           12189.00
                                                                          7950.00                           12070.80
                                                                          8040.00                           11944.90
                                                                          8180.00                           11714.60
                                                                          8200.00                           11699.20
                                                                          8150.00                           11801.70
                                                                          7990.00                           11986.40
                                                                          7920.00                           12086.10
                                                                          7930.00                           12097.70
                                                                          7990.00                           12026.80
                                                                          8090.00                           11912.80
                                                                          8150.00                           11807.30
                                                                          8020.00                           11947.50
                                                                          8050.00                           11931.30
                                                                          7980.00                           12030.00
                                                                          7970.00                           12063.00
                                                                          8000.00                           12047.00
                                                                          8050.00                           11953.80
                                                                          8080.00                           11922.50
                                                                          8030.00                           11962.30
                                                                          7960.00                           12065.20
                                                                          8010.00                           12017.50
                                                                          8040.00                           11972.60
                                                                          8040.00                           11972.60
                                                                          8180.00                           11795.20
                                                                          8170.00                           11775.90
                                                                          8140.00                           11833.80
                                                                          8200.00                           11760.70
                                                                          8180.00                           11762.50
                                                                          8180.00                           11786.60
                                                                          8310.00                           11673.50
                                                                          8160.00                           11804.00
                                                                          8010.00                           12009.10
                                                                          8010.00                           12029.20
                                                                          7990.00                           12058.20
                                                                          8030.00                           11992.10
                                                                          8200.00                           11801.30
                                                                          8140.00                           11847.20
                                                                          8340.00                           11611.80
                                                                          8230.00                           11725.90
                                                                          8070.00                           11936.40
                                                                          8090.00                           11928.40
                                                                          8140.00                           11866.70
                                                                          8110.00                           11894.30
                                                                          8000.00                           12069.80
                                                                          7890.00                           12214.20
                                                                          7910.00                           12175.40
                                                                          7880.00                           12217.70
                                                                          7860.00                           12274.70
                                                                          7910.00                           12224.60
                                                                          7820.00                           12383.30
                                                                          7820.00                           12360.20
                                                                          7820.00                           12360.20
                                                                          7740.00                           12477.80
                                                                          7750.00                           12449.00
                                                                          7700.00                           12575.40
                                                                          7750.00                           12491.10
                                                                          7710.00                           12553.30
                                                                          7720.00                           12562.60
                                                                          7650.00                           12696.10
                                                                          7630.00                           12666.30
                                                                          7580.00                           12765.30
                                                                          7550.00                           12795.00
                                                                          7560.00                           12766.40
                                                                          7710.00                           12561.30
                                                                          7710.00                           12550.60
                                                                          7950.00                           12288.30
                                                                          7950.00                           12299.60
                                                                          7910.00                           12369.30
                                                                          8040.00                           12185.70
                                                                          8060.00                           12131.50
                                                                          7940.00                           12322.80
                                                                          8110.00                           12082.60
                                                                          8150.00                           11993.80
                                                                          8440.00                           11559.10
                                                                          8370.00                           11659.50
                                                                          8320.00                           11747.90
                                                                          8310.00                           11746.00
                                                                          8360.00                           11677.90
                                                                          8510.00                           11525.30
                                                                          8390.00                           11689.60
                                                                          8440.00                           11589.20
                                                                          8550.00                           11458.10
                                                                          8380.00                           11683.70
                                                                          8220.00                           11872.70
                                                                          8240.00                           11838.80
                                                                          8290.00                           11769.20
                                                                          8350.00                           11657.50
                                                                          8310.00                           11731.80
                                                                          8280.00                           11782.60
                                                                          8350.00                           11689.30
                                                                          8730.00                           11240.70
                                                                          8790.00                           11074.20
8/31/98                                                                   9460.00                           10321.00
                                                                          9000.00                           10719.70
                                                                          9080.00                           10678.90
                                                                          9120.00                           10590.30
                                                                          9210.00                           10500.00
                                                                          9210.00                           10500.00
                                                                          8730.00                           11034.50
                                                                          8940.00                           10848.40
                                                                          9200.00                           10568.00
                                                                          8830.00                           10879.20
                                                                          8670.00                           11102.00
                                                                          8620.00                           11187.80
                                                                          8530.00                           11271.90
                                                                          8750.00                           10985.00
                                                                          8750.00                           10998.20
                                                                          8740.00                           11039.10
                                                                          8670.00                           11101.00
                                                                          8350.00                           11494.10
                                                                          8540.00                           11242.10
                                                                          8560.00                           11264.00
                                                                          8480.00                           11306.50
                                                                          8520.00                           11310.10
                                                                          8780.00                           10965.00
                                                                          9050.00                           10634.80
                                                                          8880.00                           10809.60
                                                                          9040.00                           10658.20
                                                                          9050.00                           10615.40
                                                                          9190.00                           10465.40
                                                                          9280.00                           10344.30
                                                                          9060.00                           10613.30
                                                                          8930.00                           10756.90
                                                                          8950.00                           10725.50
                                                                          8880.00                           10841.20
                                                                          8420.00                           11293.60
                                                                          8410.00                           11389.80
                                                                          8410.00                           11454.20
                                                                          8370.00                           11470.80
                                                                          8370.00                           11535.40
                                                                          8260.00                           11627.70
                                                                          8360.00                           11543.50
                                                                          8310.00                           11561.30
                                                                          8350.00                           11486.00
                                                                          8370.00                           11515.70
                                                                          8180.00                           11708.00
                                                                          8120.00                           11845.40
                                                                          7990.00                           11984.80
                                                                          8040.00                           11976.60
                                                                          7990.00                           12061.00
                                                                          7860.00                           12224.70
                                                                          7820.00                           12301.90
                                                                          7900.00                           12185.30
                                                                          7950.00                           12164.40
                                                                          7970.00                           12085.80
                                                                          7990.00                           12050.40
                                                                          7920.00                           12137.00
                                                                          7860.00                           12246.40
                                                                          7850.00                           12283.60
                                                                          7810.00                           12339.30
                                                                          7750.00                           12426.90
                                                                          7690.00                           12544.90
                                                                          7510.00                           12810.80
                                                                          7560.00                           12754.50
                                                                          7560.00                           12796.30
                                                                          7560.00                           12796.30
                                                                          7510.00                           12855.20
                                                                          7710.00                           12545.70
                                                                          7630.00                           12671.30
                                                                          7650.00                           12627.90
                                                                          7780.00                           12400.30
                                                                          7600.00                           12687.10
                                                                          7550.00                           12805.30
                                                                          7580.00                           12737.10
                                                                          7560.00                           12759.90
                                                                          7680.00                           12560.70
                                                                          7700.00                           12576.30
                                                                          7880.00                           12303.90
                                                                          7694.60                           12537.10
                                                                          7704.67                           12527.50
                                                                          7593.89                           12722.00
                                                                          7543.53                           12808.80
                                                                          7422.67                           12968.50
                                                                          7412.60                           12976.40
                                                                          7251.46                           13245.60
                                                                          7271.60                           13221.10
                                                                          7271.60                           13221.10
                                                                          7301.81                           13212.70
                                                                          7180.96                           13388.60
                                                                          7261.53                           13282.10
                                                                          7241.38                           13253.00
                                                                          7241.38                           13253.00
                                                                          7281.67                           13240.80
                                                                          7211.17                           13420.70
                                                                          7070.17                           13717.80
                                                                          7090.31                           13689.70
                                                                          7029.88                           13747.40
                                                                          7110.45                           13626.60
                                                                          7231.31                           13363.80
                                                                          7301.81                           13308.80
                                                                          7422.67                           13069.30
                                                                          7241.38                           13404.30
                                                                          7241.38                           13404.30
                                                                          7180.96                           13498.50
                                                                          7120.53                           13548.30
                                                                          7311.88                           13317.00
                                                                          7321.96                           13209.50
                                                                          7261.53                           13304.20
                                                                          7130.60                           13501.80
                                                                          7221.24                           13403.30
                                                                          7120.53                           13642.70
                                                                          7029.88                           13796.50
                                                                          7080.24                           13724.90
                                                                          7120.53                           13606.20
                                                                          7039.95                           13714.90
                                                                          7160.81                           13460.70
                                                                          7251.46                           13362.70
                                                                          7221.24                           13409.80
                                                                          7392.46                           13111.90
                                                                          7352.17                           13191.80
                                                                          7130.60                           13520.50
                                                                          7332.03                           13262.70
                                                                          7332.03                           13262.70
                                                                          7311.88                           13389.30
                                                                          7382.38                           13197.00
                                                                          7332.03                           13339.80
                                                                          7291.74                           13360.70
                                                                          7090.31                           13715.70
                                                                          7090.31                           13705.30
                                                                          7201.10                           13513.70
                                                                          7271.60                           13423.30
2/28/99                                                                   7301.81                           13351.10
                                                                          7281.67                           13327.70
                                                                          7342.10                           13212.80
                                                                          7332.03                           13236.50
                                                                          7231.31                           13440.70
                                                                          7060.10                           13751.60
                                                                          7019.81                           13829.80
                                                                          7039.95                           13798.70
                                                                          6989.60                           13874.10
                                                                          6898.95                           13991.00
                                                                          6989.60                           13957.70
                                                                          6909.03                           14094.30
                                                                          6909.03                           14084.80
                                                                          6949.31                           13992.50
                                                                          6858.67                           14194.50
                                                                          6959.38                           14008.40
                                                                          6949.31                           13983.80
                                                                          7150.74                           13607.80
                                                                          7110.45                           13677.40
                                                                          6979.53                           13908.10
                                                                          7019.81                           13830.60
                                                                          6909.03                           14125.70
                                                                          6909.03                           14024.10
                                                                          7029.88                           13869.10
                                                                          6969.45                           13948.30
                                                                          6969.45                           13948.30
                                                                          6818.38                           14243.70
                                                                          6838.53                           14208.90
                                                                          6798.24                           14305.90
                                                                          6707.60                           14490.20
                                                                          6687.45                           14537.30
                                                                          6627.02                           14648.10
                                                                          6677.38                           14553.20
                                                                          6778.10                           14322.60
                                                                          6818.38                           14262.40
                                                                          6858.67                           14220.90
                                                                          6969.45                           13902.60
                                                                          6898.95                           14082.50
                                                                          6697.52                           14405.40
                                                                          6606.88                           14650.20
                                                                          6627.02                           14629.00
                                                                          6596.81                           14663.40
                                                                          6576.67                           14693.10
                                                                          6657.24                           14564.90
                                                                          6717.67                           14477.80
                                                                          6768.03                           14395.30
                                                                          6667.31                           14605.00
                                                                          6747.88                           14361.00
                                                                          6697.52                           14526.10
                                                                          6747.88                           14361.60
                                                                          6707.60                           14501.20
                                                                          6727.74                           14450.50
                                                                          6687.45                           14615.60
                                                                          6627.02                           14706.00
                                                                          6616.95                           14744.40
                                                                          6808.31                           14423.60
                                                                          6808.31                           14441.80
                                                                          6798.24                           14375.30
                                                                          6757.95                           14492.90
                                                                          6788.17                           14434.70
                                                                          6818.38                           14342.60
                                                                          6909.03                           14087.70
                                                                          7060.10                           13847.80
                                                                          6959.38                           14067.30
                                                                          7050.03                           13815.60
                                                                          6989.60                           14035.90
                                                                          6989.60                           14035.90
                                                                          6999.67                           13954.10
                                                                          6999.67                           13960.10
                                                                          6949.31                           14011.10
                                                                          6808.31                           14315.20
                                                                          6796.23                           14388.20
                                                                          6850.61                           14202.90
                                                                          6870.75                           14217.00
                                                                          6933.20                           14046.40
                                                                          6993.63                           13947.40
                                                                          6993.63                           13951.30
                                                                          6943.27                           14028.50
                                                                          6820.40                           14343.90
                                                                          6761.98                           14446.20
                                                                          6755.94                           14477.90
                                                                          6741.84                           14544.30
                                                                          6794.21                           14402.90
                                                                          6828.45                           14372.50
                                                                          6876.80                           14186.20
                                                                          6898.95                           14181.10
                                                                          6820.40                           14354.00
                                                                          6757.95                           14570.70
                                                                          6633.07                           14800.00
                                                                          6578.68                           14888.90
                                                                          6514.22                           14999.50
                                                                          6514.22                           14999.50
                                                                          6526.31                           14966.10
                                                                          6522.28                           15049.50
                                                                          6520.27                           15034.00
                                                                          6479.98                           15129.50
                                                                          6502.14                           15084.50
                                                                          6530.34                           15024.70
                                                                          6504.15                           15074.40
                                                                          6459.84                           15197.90
                                                                          6423.58                           15296.60
                                                                          6467.90                           15176.70
                                                                          6606.88                           14847.30
                                                                          6616.95                           14870.90
                                                                          6703.57                           14673.40
                                                                          6729.75                           14629.90
                                                                          6770.04                           14531.00
                                                                          6725.72                           14693.50
                                                                          6705.58                           14721.10
                                                                          6798.24                           14458.40
                                                                          6888.88                           14325.70
                                                                          6868.74                           14318.40
                                                                          6907.01                           14255.20
                                                                          7007.73                           14073.50
                                                                          6945.28                           14163.80
                                                                          7017.80                           14019.20
                                                                          7035.93                           13992.30
                                                                          7106.43                           13815.80
                                                                          7023.84                           14036.80
                                                                          7029.88                           13996.20
                                                                          6870.75                           14314.40
                                                                          6838.53                           14347.80
                                                                          6796.23                           14492.10
                                                                          6860.68                           14370.10
                                                                          6900.97                           14270.40
                                                                          6832.48                           14410.70
                                                                          6705.58                           14665.30
                                                                          6681.41                           14700.60
                                                                          6614.94                           14897.80
                                                                          6691.48                           14684.60
                                                                          6768.03                           14536.40
                                                                          6894.93                           14275.00
8/31/99                                                                   6927.15                           14236.10
                                                                          6850.61                           14351.00
                                                                          6931.18                           14222.10
                                                                          6703.57                           14633.20
                                                                          6703.57                           14633.20
                                                                          6753.93                           14560.00
                                                                          6788.17                           14492.00
                                                                          6788.17                           14529.90
                                                                          6739.83                           14573.00
                                                                          6784.14                           14491.80
                                                                          6830.47                           14407.30
                                                                          6935.21                           14209.80
                                                                          6907.01                           14215.30
                                                                          6816.37                           14397.90
                                                                          6830.47                           14399.10
                                                                          6981.54                           14097.80
                                                                          6977.51                           14129.30
                                                                          7140.67                           13804.80
                                                                          7154.77                           13771.90
                                                                          7110.45                           13836.10
                                                                          7124.56                           13824.10
                                                                          7205.13                           13675.00
                                                                          7100.38                           13829.60
                                                                          7126.57                           13830.70
                                                                          6989.60                           14065.60
                                                                          7005.71                           14030.60
                                                                          6900.97                           14289.90
                                                                          6933.20                           14206.20
                                                                          6842.55                           14404.40
                                                                          6842.55                           14395.60
                                                                          6951.33                           14156.60
                                                                          7126.57                           13860.20
                                                                          7126.57                           13837.30
                                                                          7309.87                           13449.00
                                                                          7255.48                           13521.50
                                                                          7205.13                           13599.00
                                                                          7102.40                           13902.10
                                                                          7084.27                           13839.30
                                                                          7015.78                           14033.80
                                                                          7050.03                           13947.30
                                                                          7134.63                           13821.00
                                                                          7019.81                           13980.60
                                                                          6782.13                           14473.60
                                                                          6665.30                           14694.50
                                                                          6735.80                           14599.50
                                                                          6784.14                           14530.70
                                                                          6741.84                           14608.30
                                                                          6699.54                           14691.40
                                                                          6627.02                           14773.20
                                                                          6633.07                           14846.30
                                                                          6687.45                           14719.80
                                                                          6639.11                           14808.00
                                                                          6598.82                           14894.30
                                                                          6530.34                           15051.70
                                                                          6524.30                           15033.70
                                                                          6383.30                           15310.60
                                                                          6441.71                           15209.70
                                                                          6395.38                           15363.10
                                                                          6401.42                           15331.40
                                                                          6403.44                           15319.90
                                                                          6469.91                           15144.20
                                                                          6429.62                           15278.30
                                                                          6429.62                           15278.30
                                                                          6457.82                           15273.40
                                                                          6477.97                           15178.60
                                                                          6554.51                           14974.60
                                                                          6502.14                           15069.60
                                                                          6457.82                           15191.60
                                                                          6324.88                           15453.20
                                                                          6371.21                           15345.70
                                                                          6421.57                           15193.00
                                                                          6461.85                           15136.00
                                                                          6431.64                           15181.60
                                                                          6407.47                           15277.90
                                                                          6399.41                           15258.30
                                                                          6447.75                           15128.30
                                                                          6429.62                           15237.90
                                                                          6391.35                           15296.60
                                                                          6361.14                           15320.90
                                                                          6407.47                           15289.20
                                                                          6316.82                           15454.60
                                                                          6300.71                           15483.70
                                                                          6206.04                           15723.20
                                                                          6206.04                           15723.20
                                                                          6216.11                           15709.80
                                                                          6216.11                           15715.80
                                                                          6197.98                           15778.40
                                                                          6206.04                           15789.30
                                                                          6195.97                           15840.80
                                                                          6264.45                           15689.50
                                                                          6512.21                           15087.90
                                                                          6504.15                           15116.90
                                                                          6546.45                           15131.40
                                                                          6282.58                           15541.30
                                                                          6222.15                           15715.20
                                                                          6312.79                           15509.90
                                                                          6367.18                           15441.90
                                                                          6294.67                           15629.80
                                                                          6133.52                           15796.60
                                                                          6133.52                           15796.60
                                                                          6175.82                           15688.70
                                                                          6157.69                           15696.90
                                                                          6230.21                           15585.50
                                                                          6246.32                           15540.10
                                                                          6429.62                           15110.70
                                                                          6397.40                           15202.30
                                                                          6403.44                           15138.30
                                                                          6431.64                           15078.60
                                                                          6637.10                           14664.60
                                                                          6457.82                           15034.40
                                                                          6385.31                           15194.20
                                                                          6391.35                           15192.50
                                                                          6304.74                           15363.40
                                                                          6330.92                           15356.90
                                                                          6340.99                           15355.50
                                                                          6282.58                           15544.00
                                                                          6409.48                           15220.40
                                                                          6401.42                           15275.60
                                                                          6508.18                           14955.30
                                                                          6500.12                           14985.70
                                                                          6449.77                           15116.30
                                                                          6520.27                           14961.20
                                                                          6560.55                           14967.60
                                                                          6721.70                           14512.90
                                                                          6721.70                           14512.90
                                                                          6737.81                           14578.50
                                                                          6661.27                           14670.30
                                                                          6713.64                           14592.10
                                                                          6790.18                           14375.70
                                                                          6749.90                           14534.10
2/29/00                                                                   6612.92                           14732.10
                                                                          6564.58                           14869.80
                                                                          6562.57                           14897.50
                                                                          6437.68                           15193.00
                                                                          6498.11                           15000.20
                                                                          6707.60                           14615.70
                                                                          6637.10                           14735.20
                                                                          6453.80                           15112.40
                                                                          6484.01                           15041.00
                                                                          6546.45                           14917.60
                                                                          6641.12                           14653.80
                                                                          6484.01                           15009.40
                                                                          6185.89                           15724.60
                                                                          6143.59                           15789.30
                                                                          6179.85                           15704.70
                                                                          6042.88                           16106.20
                                                                          6002.59                           16179.20
                                                                          5903.89                           16467.20
                                                                          5861.59                           16468.40
                                                                          5932.09                           16429.60
                                                                          5962.31                           16255.70
                                                                          5956.26                           16264.20
                                                                          6058.99                           16042.10
                                                                          5984.47                           16157.00
                                                                          5958.28                           16236.70
                                                                          6002.59                           16115.50
                                                                          6038.85                           16036.20
                                                                          5986.48                           16186.80
                                                                          5942.16                           16348.60
                                                                          5974.39                           16220.40
                                                                          5990.51                           16178.70
                                                                          6157.69                           15818.40
                                                                          6240.28                           15530.90
                                                                          6616.95                           14625.80
                                                                          6399.41                           15109.70
                                                                          6204.02                           15542.80
                                                                          6258.41                           15390.30
                                                                          6230.21                           15466.60
                                                                          6230.21                           15466.60
                                                                          6276.54                           15416.10
                                                                          6040.87                           15929.10
                                                                          6105.32                           15751.70
                                                                          6131.51                           15794.10
                                                                          6161.72                           15659.40
                                                                          6083.17                           15830.00
                                                                          6199.99                           15593.30
                                                                          6316.82                           15257.00
                                                                          6318.84                           15197.40
                                                                          6238.27                           15446.00
                                                                          6280.57                           15354.80
                                                                          6326.89                           15225.10
                                                                          6461.85                           14911.40
                                                                          6330.92                           15178.40
                                                                          6260.42                           15320.20
                                                                          6147.62                           15658.70
                                                                          6089.21                           15806.20
                                                                          6153.67                           15609.50
                                                                          6208.05                           15495.40
                                                                          6326.89                           15169.10
                                                                          6373.22                           15101.90
                                                                          6471.92                           14812.30
                                                                          6373.22                           15083.90
                                                                          6439.70                           14894.90
                                                                          6475.95                           14857.20
                                                                          6475.95                           14857.20
                                                                          6260.42                           15336.20
                                                                          6276.54                           15316.30
                                                                          6153.67                           15620.40
                                                                          6038.85                           15927.20
                                                                          6071.08                           15823.30
                                                                          6081.15                           15717.80
                                                                          6038.85                           15863.60
                                                                          6067.05                           15759.10
                                                                          6081.15                           15708.20
                                                                          6145.61                           15590.10
                                                                          6036.84                           15842.80
                                                                          6024.75                           15854.70
                                                                          6018.71                           15943.00
                                                                          6063.02                           15789.20
                                                                          5990.51                           16021.40
                                                                          5998.57                           15913.00
                                                                          6002.59                           15947.30
                                                                          6093.24                           15656.80
                                                                          6143.59                           15541.40
                                                                          6079.14                           15690.50
                                                                          6113.38                           15639.20
                                                                          6105.32                           15685.20
                                                                          6163.74                           15551.20
                                                                          6117.41                           15682.80
                                                                          6046.91                           15843.90
                                                                          6046.91                           15843.90
                                                                          6151.65                           15592.60
                                                                          6109.35                           15705.20
                                                                          6018.71                           15944.80
                                                                          6032.81                           15909.50
                                                                          6018.71                           15966.20
                                                                          5978.42                           16096.00
                                                                          5958.28                           16127.50
                                                                          5903.89                           16279.90
                                                                          5911.95                           16285.40
                                                                          5956.26                           16104.80
                                                                          6002.59                           15977.80
                                                                          5942.16                           16124.60
                                                                          6018.71                           15958.80
                                                                          6083.17                           15787.30
                                                                          6061.01                           15897.10
                                                                          6127.48                           15659.40
                                                                          6147.62                           15629.20
                                                                          6276.54                           15308.60
                                                                          6252.37                           15426.60
                                                                          6214.09                           15505.00
                                                                          6189.92                           15511.40
                                                                          6147.62                           15660.90
                                                                          6111.37                           15772.70
                                                                          6044.89                           15949.40
                                                                          6026.77                           15986.90
                                                                          6077.12                           15879.80
                                                                          6109.35                           15743.80
                                                                          6091.22                           15868.70
                                                                          6010.65                           16081.30
                                                                          6020.72                           16004.50
                                                                          6038.85                           15955.10
                                                                          5982.45                           16130.00
                                                                          5998.57                           16083.10
                                                                          5970.37                           16166.70
                                                                          5972.38                           16152.20
                                                                          5958.28                           16236.70
                                                                          5944.18                           16261.90
                                                                          5950.22                           16241.90
                                                                          5926.05                           16324.20
                                                                          5928.06                           16278.40
                                                                          5986.48                           16200.30
8/31/00                                                                   5907.92                           16363.00
                                                                          5911.95                           16396.30
                                                                          5911.95                           16396.30
                                                                          5956.26                           16248.70
                                                                          6020.72                           16088.80
                                                                          5974.39                           16199.40
                                                                          6012.67                           16113.00
                                                                          6030.79                           16056.50
                                                                          6073.09                           15978.20
                                                                          6058.99                           16009.60
                                                                          6077.12                           15966.10
                                                                          6153.67                           15803.70
                                                                          6222.15                           15574.10
                                                                          6165.75                           15740.00
                                                                          6206.04                           15647.70
                                                                          6204.02                           15623.00
                                                                          6202.01                           15619.40
                                                                          6240.28                           15515.00
                                                                          6316.82                           15387.50
                                                                          6296.68                           15380.60
                                                                          6163.74                           15722.60
                                                                          6232.22                           15487.80
                                                                          6256.39                           15484.80
                                                                          6318.84                           15379.50
                                                                          6278.55                           15464.20
                                                                          6256.39                           15485.30
                                                                          6385.31                           15191.10
                                                                          6431.64                           15116.10
                                                                          6540.41                           14954.20
                                                                          6600.84                           14712.40
                                                                          6772.05                           14337.10
                                                                          6552.50                           14815.70
                                                                          6528.32                           14820.50
                                                                          6679.40                           14554.80
                                                                          6711.62                           14470.30
                                                                          6467.90                           14973.00
                                                                          6427.61                           15061.10
                                                                          6399.41                           15048.70
                                                                          6457.82                           15074.00
                                                                          6594.80                           14715.70
                                                                          6596.81                           14710.80
                                                                          6465.88                           14874.00
                                                                          6415.52                           15079.70
                                                                          6300.71                           15411.20
                                                                          6328.91                           15323.00
                                                                          6318.84                           15399.50
                                                                          6316.82                           15381.90
                                                                          6274.52                           15441.20
                                                                          6280.57                           15437.80
                                                                          6413.51                           15194.20
                                                                          6443.72                           15095.70
                                                                          6588.75                           14727.40
                                                                          6641.12                           14568.70
                                                                          6484.01                           14910.30
                                                                          6467.90                           14984.30
                                                                          6558.54                           14795.70
                                                                          6598.82                           14746.20
                                                                          6701.55                           14475.50
                                                                          6661.27                           14526.50
                                                                          6810.33                           14257.10
                                                                          6810.33                           14257.10
                                                                          6695.51                           14466.40
                                                                          6633.07                           14544.00
                                                                          6737.81                           14405.10
                                                                          6753.93                           14468.10
                                                                          6820.40                           14177.20
                                                                          6826.44                           14180.20
                                                                          6772.05                           14285.20
                                                                          6552.50                           14841.20
                                                                          6653.21                           14570.80
                                                                          6737.81                           14485.60
                                                                          6729.75                           14769.50
                                                                          6502.14                           14880.70
                                                                          6526.31                           14783.40
                                                                          6620.98                           14662.80
                                                                          6707.60                           14457.30
                                                                          6862.70                           14147.00
                                                                          6759.97                           14261.20
                                                                          6900.97                           14076.40
                                                                          7089.23                           13635.90
                                                                          7041.12                           13745.00
                                                                          6825.66                           14080.20
                                                                          6825.66                           14080.20
                                                                          6767.09                           14179.80
                                                                          6704.34                           14327.80
                                                                          6689.69                           14385.00
                                                                          6798.47                           14234.70
                                                                          6798.47                           14234.70
                                                                          6953.26                           13835.70
                                                                          6626.94                           14528.80
                                                                          6687.60                           14375.50
                                                                          6905.15                           13998.20
                                                                          6869.59                           13971.40
                                                                          6875.87                           14024.60
                                                                          6781.73                           14159.10
                                                                          6754.54                           14305.20
                                                                          6775.46                           14216.00
                                                                          6775.46                           14216.00
                                                                          6744.08                           14303.40
                                                                          6712.70                           14333.80
                                                                          6645.76                           14533.20
                                                                          6683.42                           14474.70
                                                                          6637.40                           14478.60
                                                                          6597.65                           14667.20
                                                                          6576.73                           14709.30
                                                                          6601.84                           14636.10
                                                                          6610.20                           14608.50
                                                                          6576.73                           14707.90
                                                                          6520.25                           14811.00
                                                                          6560.00                           14727.70
                                                                          6518.16                           14808.10
                                                                          6660.41                           14549.40
                                                                          6618.57                           14601.60
                                                                          6641.58                           14579.50
                                                                          6675.05                           14456.90
                                                                          6748.26                           14366.80
                                                                          6813.11                           14175.20
                                                                          6748.26                           14342.80
                                                                          6794.28                           14218.70
                                                                          6815.20                           14187.70
                                                                          6750.36                           14302.90
                                                                          6892.60                           14032.50
                                                                          6892.60                           14032.50
                                                                          6995.10                           13789.00
                                                                          7139.44                           13533.80
                                                                          7131.07                           13507.40
                                                                          7179.18                           13432.30
                                                                          7043.21                           13667.20
                                                                          7101.78                           13562.60
2/28/01                                                                   7227.29                           13368.50
                                                                          7204.28                           13382.40
                                                                          7256.58                           13306.40
                                                                          7200.10                           13384.30
                                                                          7122.70                           13517.90
                                                                          7074.59                           13605.10
                                                                          7068.32                           13635.90
                                                                          7271.22                           13298.20
                                                                          7568.26                           12724.00
                                                                          7457.40                           12912.60
                                                                          7616.38                           12579.00
                                                                          7601.73                           12652.80
                                                                          7746.07                           12404.50
                                                                          7616.38                           12623.20
                                                                          7802.55                           12319.20
                                                                          7925.97                           12098.40
                                                                          8005.46                           12049.30
                                                                          7781.63                           12289.10
                                                                          7693.77                           12427.80
                                                                          7534.79                           12745.60
                                                                          7731.43                           12434.30
                                                                          7712.60                           12376.70
                                                                          7649.85                           12510.20
                                                                          7790.00                           12354.30
                                                                          8055.66                           11929.40
                                                                          8026.38                           11894.80
                                                                          7727.24                           12414.30
                                                                          7836.02                           12166.20
                                                                          7762.81                           12265.00
                                                                          7631.02                           12597.00
                                                                          7624.74                           12570.10
                                                                          7499.23                           12760.00
                                                                          7499.23                           12760.00
                                                                          7570.36                           12718.80
                                                                          7476.22                           12849.60
                                                                          7168.72                           13349.30
                                                                          7085.05                           13516.70
                                                                          7139.44                           13401.30
                                                                          7279.59                           13200.50
                                                                          7327.70                           13040.00
                                                                          7237.75                           13247.80
                                                                          7195.92                           13310.00
                                                                          7087.14                           13509.80
                                                                          7118.52                           13471.10
                                                                          7011.84                           13654.20
                                                                          7022.29                           13664.90
                                                                          7112.24                           13461.60
                                                                          7001.38                           13656.00
                                                                          7059.95                           13622.60
                                                                          7062.04                           13597.70
                                                                          7093.42                           13536.70
                                                                          7072.50                           13532.80
                                                                          7124.79                           13430.30
                                                                          7118.52                           13465.30
                                                                          7087.14                           13470.90
                                                                          6930.25                           13854.20
                                                                          6915.61                           13891.90
                                                                          6890.51                           13929.30
                                                                          6788.01                           14154.30
                                                                          6796.38                           14117.20
                                                                          6913.52                           13898.00
                                                                          6892.60                           13942.40
                                                                          6976.27                           13777.60
                                                                          6976.27                           13777.60
                                                                          7030.66                           13670.30
                                                                          7126.89                           13456.20
                                                                          7087.14                           13539.70
                                                                          7043.21                           13592.00
                                                                          7013.93                           13661.40
                                                                          6934.44                           13838.90
                                                                          6990.92                           13692.90
                                                                          6972.09                           13767.60
                                                                          7020.20                           13638.20
                                                                          7074.59                           13524.30
                                                                          7085.05                           13540.00
                                                                          7149.90                           13386.40
                                                                          7308.88                           13152.10
                                                                          7296.33                           13092.70
                                                                          7331.89                           13028.80
                                                                          7302.60                           13073.50
                                                                          7267.04                           13187.30
                                                                          7185.46                           13337.20
                                                                          7239.85                           13211.20
                                                                          7306.78                           13138.40
                                                                          7319.34                           13118.60
                                                                          7325.61                           13057.20
                                                                          7283.77                           13220.30
                                                                          7254.49                           13200.70
                                                                          7170.82                           13333.80
                                                                          7172.91                           13309.30
                                                                          7172.91                           13309.30
                                                                          7310.97                           13145.30
                                                                          7474.13                           12836.40
                                                                          7434.39                           12924.70
                                                                          7520.15                           12738.60
                                                                          7520.15                           12724.20
                                                                          7348.62                           13025.60
                                                                          7285.87                           13106.90
                                                                          7375.82                           12964.30
                                                                          7310.97                           13093.50
                                                                          7361.17                           13021.00
                                                                          7296.33                           13099.80
                                                                          7342.35                           13054.80
                                                                          7484.59                           12841.20
                                                                          7561.99                           12632.20
                                                                          7480.41                           12835.30
                                                                          7400.92                           12969.50
                                                                          7375.82                           13000.60
                                                                          7375.82                           12986.60
                                                                          7342.35                           13058.90
                                                                          7302.60                           13109.60
                                                                          7273.32                           13161.60
                                                                          7313.06                           13092.60
                                                                          7409.28                           12943.00
                                                                          7382.09                           12985.30
                                                                          7518.06                           12760.30
                                                                          7499.23                           12759.20
                                                                          7476.22                           12831.80
                                                                          7472.04                           12844.00
                                                                          7476.22                           12794.80
                                                                          7543.16                           12700.90
                                                                          7515.97                           12740.10
                                                                          7645.66                           12527.80
                                                                          7576.63                           12629.60
                                                                          7706.33                           12477.10
                                                                          7628.93                           12563.80
                                                                          7656.12                           12529.10
                                                                          7501.33                           12775.40
                                                                          7545.25                           12713.70
                                                                          7656.12                           12522.90
                                                                          7725.15                           12383.30
                                                                          7873.67                           12172.70
8/31/01                                                                   7827.65                           12221.80
                                                                          7827.65                           12221.80
                                                                          7865.31                           12214.80
                                                                          7846.48                           12201.90
                                                                          8053.57                           11928.70
                                                                          8197.91                           11706.40
                                                                          8105.87                           11779.30
                                                                          8105.87                           11779.30
                                                                          8105.87                           11779.30
                                                                          8105.87                           11779.30
                                                                          8105.87                           11779.30
                                                                          8524.23                           11199.60
                                                                          8538.88                           11134.50
                                                                          8712.50                           10955.10
                                                                          8942.60                           10614.90
                                                                          9036.73                           10412.80
                                                                          8716.68                           10818.80
                                                                          8620.46                           10913.80
                                                                          8653.93                           10857.50
                                                                          8580.71                           10982.20
                                                                          8405.00                           11223.00
                                                                          8419.64                           11197.20
                                                                          8315.05                           11335.00
                                                                          8176.99                           11560.80
                                                                          8170.71                           11532.30
                                                                          8187.45                           11551.10
                                                                          8239.74                           11454.80
                                                                          8283.67                           11393.40
                                                                          8099.59                           11654.80
                                                                          7971.99                           11832.00
                                                                          8011.73                           11769.70
                                                                          8024.28                           11751.70
                                                                          7974.08                           11833.20
                                                                          8141.43                           11612.70
                                                                          8160.25                           11521.30
                                                                          8164.44                           11573.80
                                                                          8005.46                           11750.80
                                                                          8045.20                           11695.60
                                                                          8066.12                           11700.10
                                                                          7925.97                           11860.70
                                                                          7946.89                           11909.40
                                                                          8147.70                           11625.80
                                                                          8248.11                           11426.20
                                                                          8254.39                           11426.10
                                                                          8072.40                           11688.30
                                                                          8018.01                           11721.70
                                                                          7913.42                           11890.30
                                                                          7790.00                           12063.00
                                                                          7800.46                           12030.10
                                                                          7775.36                           12059.60
                                                                          7769.08                           12078.70
                                                                          7817.19                           12057.30
                                                                          7645.66                           12281.20
                                                                          7635.20                           12304.00
                                                                          7622.65                           12315.10
                                                                          7658.21                           12276.40
                                                                          7568.26                           12410.20
                                                                          7633.11                           12319.70
                                                                          7681.22                           12259.00
                                                                          7681.22                           12259.00
                                                                          7570.36                           12402.50
                                                                          7553.62                           12478.80
                                                                          7585.00                           12393.40
                                                                          7723.06                           12167.20
                                                                          7620.56                           12293.10
                                                                          7664.49                           12285.00
                                                                          7720.97                           12182.10
                                                                          7593.37                           12342.70
                                                                          7453.21                           12618.20
                                                                          7451.12                           12583.20
                                                                          7499.23                           12488.40
                                                                          7639.39                           12290.20
                                                                          7656.12                           12256.00
                                                                          7643.57                           12259.40
                                                                          7785.82                           12068.70
                                                                          7718.88                           12108.70
                                                                          7641.48                           12230.20
                                                                          7593.37                           12322.50
                                                                          7543.31                           12394.00
                                                                          7610.60                           12290.20
                                                                          7566.44                           12343.70
                                                                          7579.06                           12341.10
                                                                          7579.06                           12341.10
                                                                          7539.10                           12392.00
                                                                          7494.94                           12475.70
                                                                          7497.04                           12517.60
                                                                          7591.68                           12378.10
                                                                          7591.68                           12378.10
                                                                          7532.79                           12449.10
                                                                          7450.78                           12563.40
                                                                          7398.20                           12641.50
                                                                          7448.68                           12559.30
                                                                          7467.60                           12514.30
                                                                          7526.49                           12454.20
                                                                          7492.84                           12469.40
                                                                          7566.44                           12351.30
                                                                          7610.60                           12273.80
                                                                          7549.62                           12357.70
                                                                          7698.93                           12157.00
                                                                          7642.15                           12278.90
                                                                          7677.90                           12157.10
                                                                          7677.90                           12157.10
                                                                          7728.37                           12067.90
                                                                          7671.59                           12163.50
                                                                          7646.35                           12206.30
                                                                          7646.35                           12218.50
                                                                          7627.43                           12216.20
                                                                          7865.06                           11866.60
                                                                          7755.71                           12006.00
                                                                          7665.28                           12185.30
                                                                          7703.13                           12099.10
                                                                          7894.50                           11799.80
                                                                          7938.66                           11752.10
                                                                          7974.41                           11681.90
                                                                          8022.78                           11645.90
                                                                          7879.78                           11819.00
                                                                          7783.05                           11988.40
                                                                          7806.18                           11940.60
                                                                          7724.16                           12059.30
                                                                          7738.88                           12037.40
                                                                          7818.80                           11904.80
                                                                          7818.80                           11904.80
                                                                          7968.11                           11680.10
                                                                          7841.93                           11837.90
                                                                          7999.65                           11654.30
                                                                          7900.81                           11750.20
                                                                          7774.63                           11961.40
                                                                          7787.25                           11960.80
                                                                          7759.91                           11966.30
2/28/02                                                                   7793.56                           11932.30
                                                                          7612.71                           12202.30
                                                                          7480.22                           12440.20
                                                                          7501.25                           12357.20
                                                                          7410.82                           12536.50
                                                                          7427.65                           12480.10
                                                                          7394.00                           12553.10
                                                                          7381.38                           12595.70
                                                                          7383.48                           12566.80
                                                                          7454.98                           12442.90
                                                                          7465.50                           12431.60
                                                                          7391.90                           12573.00
                                                                          7389.79                           12566.40
                                                                          7339.32                           12617.50
                                                                          7484.43                           12418.70
                                                                          7482.32                           12437.50
                                                                          7497.04                           12384.80
                                                                          7591.68                           12203.30
                                                                          7547.51                           12274.70
                                                                          7528.59                           12340.30
                                                                          7520.18                           12370.70
                                                                          7520.18                           12370.70
                                                                          7524.38                           12361.50
                                                                          7566.44                           12256.00
                                                                          7616.91                           12133.60
                                                                          7648.46                           12143.70
                                                                          7644.25                           12104.80
                                                                          7629.53                           12132.40
                                                                          7680.00                           12051.60
                                                                          7595.88                           12188.20
                                                                          7789.35                           11899.50
                                                                          7732.57                           11978.40
                                                                          7791.46                           11887.20
                                                                          7610.60                           12165.60
                                                                          7625.32                           12140.80
                                                                          7656.87                           12123.50
                                                                          7629.53                           12131.10
                                                                          7757.81                           11944.10
                                                                          7791.46                           11870.10
                                                                          7869.27                           11785.80
                                                                          7865.06                           11767.80
                                                                          8014.37                           11604.40
                                                                          8056.43                           11487.20
                                                                          7978.62                           11610.90
                                                                          7883.99                           11713.70
                                                                          7913.43                           11693.20
                                                                          7997.55                           11573.20
                                                                          8151.06                           11349.40
                                                                          8180.50                           11315.10
                                                                          7881.88                           11739.50
                                                                          7972.31                           11568.70
                                                                          8119.52                           11374.40
                                                                          7963.90                           11585.40
                                                                          7789.35                           11830.40
                                                                          7818.80                           11763.40
                                                                          7785.15                           11840.60
                                                                          7745.19                           11930.80
                                                                          7827.21                           11772.20
                                                                          7898.71                           11642.80
                                                                          7883.99                           11709.00
                                                                          7799.87                           11828.20
                                                                          7896.61                           11685.30
                                                                          7896.61                           11685.30
                                                                          7938.66                           11585.30
                                                                          8001.75                           11511.00
                                                                          8020.68                           11478.70
                                                                          8020.68                           11505.40
                                                                          8224.67                           11220.20
                                                                          8205.74                           11220.30
                                                                          8127.93                           11319.50
                                                                          8291.96                           11095.80
                                                                          8302.48                           11078.40
                                                                          8273.03                           11113.00
                                                                          8413.93                           10928.20
                                                                          8365.57                           11000.00
                                                                          8445.48                           10884.60
                                                                          8458.10                           10859.90
                                                                          8243.59                           11171.50
                                                                          8178.40                           11182.00
                                                                          8380.29                           10997.10
                                                                          8485.43                           10849.40
                                                                          8617.92                           10664.50
                                                                          8575.86                           10703.10
                                                                          8767.23                           10524.30
                                                                          8758.82                           10496.20
                                                                          8609.51                           10680.60
                                                                          8638.95                           10671.80
                                                                          8809.29                           10443.50
                                                                          9000.66                           10221.90
                                                                          8948.08                           10285.50
                                                                          8948.08                           10285.50
                                                                          8592.68                           10663.30
                                                                          8702.04                           10533.40
                                                                          8920.75                           10273.00
                                                                          9246.70                            9924.10
                                                                          9171.00                            9998.49
                                                                          9269.84                            9934.02
                                                                          9227.78                            9896.71
                                                                          9402.32                            9713.53
                                                                          9383.40                            9768.52
                                                                          9686.22                            9504.59
                                                                         10029.00                            9140.06
                                                                         10315.00                            8839.26
                                                                         10594.70                            8600.45
                                                                          9963.81                            9093.49
                                                                         10014.30                            9042.27
                                                                          9877.59                            9194.94
                                                                          9278.25                            9692.19
                                                                          9286.66                            9733.37
                                                                          9166.79                            9828.68
                                                                          9429.66                            9538.01
                                                                          9633.65                            9317.85
                                                                          9961.71                            8998.29
                                                                          9656.78                            9267.50
                                                                          9465.41                            9452.94
                                                                          9152.07                            9762.27
                                                                          9118.42                            9796.55
                                                                          9160.48                            9744.37
                                                                          9351.85                            9533.16
                                                                          8983.83                            9914.93
                                                                          8870.27                           10029.50
                                                                          8885.00                           10013.60
                                                                          8676.80                           10250.00
                                                                          8794.57                           10107.00
                                                                          8683.11                           10235.60
                                                                          8542.21                           10379.40
                                                                          8727.27                           10143.90
                                                                          8657.88                           10220.40
                                                                          8775.64                           10078.80
                                                                          8933.36                            9896.07
                                                                          8931.26                            9895.31
8/31/02                                                                   8941.78                            9876.66

                         AVERAGE ANNUAL TOTAL RETURN
                       -------------------------------
                                          SINCE
                       1 YEAR(2)        INCEPTION
                       ---------    ------------------
INVESTOR CLASS           14.23%     (2.29%)  (11/7/97)
ADVISOR CLASS            13.69%     19.03%   (5/9/01)
S&P 500 INDEX(1)        (19.19%)    (0.26%)  (11/7/97)

The Potomac US Short Fund is designed to provide, on a daily basis, investment returns that correlate inversely to the daily performance of the S&P 500 Index ("SPX"). The Fund acquires short positions in equity swap contracts, Standard & Poor's Depositary Receipts and in SPX futures contracts. For the fiscal year, the SPX lost (19.19%) while the Fund gained 14.23%. The returns a -1 beta index fund for a 1 year period are determined by where the relevant index began the period, where the index closed the period and the ups and downs of the index within the period. A model -1 beta SPX Fund, meaning a fund that provided a return opposite of the SPX each day during the fiscal year without any allowance for management, administrative or trading costs, would have returned 16.99%. In light of the expenses associated with running the Fund, the performance was acceptable.

(1) The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(2) As of August 31, 2002.
(3) The graph represents information for the Investor Class Shares only. Performance for other classes would be lower due to differences in the sales charges and/or the expenses paid by shareholders investing in the other classes.

           Past performance is not predictive of future performance.

                                 OTC PLUS FUND

                               INVESTOR CLASS(3)
[OTC PLUS FUND]

                                                                       OTC PLUS FUND                   NASDAQ 100 INDEX (1)
                                                                       -------------                   --------------------
                                                                          10000.00                           10000.00
                                                                          10050.00                           10204.90
                                                                           9930.00                           10096.10
                                                                           9800.00                            9875.03
                                                                           9690.00                            9715.97
                                                                           9590.00                            8988.10
                                                                           9710.00                            9619.76
                                                                           9550.00                            9462.53
                                                                           9260.00                            9195.50
                                                                           9490.00                            9369.35
                                                                           9710.00                            9655.13
                                                                           9710.00                            9626.65
                                                                           9720.00                            9620.22
                                                                           9560.00                            9503.06
                                                                           9500.00                            9449.30
                                                                           9410.00                            9295.11
                                                                           9400.00                            9289.78
                                                                           9010.00                            9006.39
                                                                           9310.00                            9237.31
                                                                           9560.00                            9444.98
                                                                           9820.00                            9645.76
                                                                           9660.00                            9522.72
                                                                           9660.00                            9548.54
                                                                           9950.00                            9763.29
                                                                           9880.00                            9709.07
                                                                           9570.00                            9466.76
                                                                           9660.00                            9538.80
                                                                           9740.00                            9595.59
                                                                           9740.00                            9595.59
                                                                           9810.00                            9653.20
                                                                          10150.00                            9917.11
                                                                           9830.00                            9667.54
                                                                           9940.00                            9755.30
                                                                           9830.00                            9673.88
                                                                          10040.00                            9834.78
                                                                          10180.00                            9951.02
                                                                           9810.00                            9654.67
                                                                           9610.00                            9494.23
                                                                           9110.00                            9206.34
                                                                           8840.00                            8991.41
                                                                           8870.00                            9045.53
                                                                           9030.00                            9164.35
                                                                           8870.00                            9038.64
                                                                           8670.00                            8883.71
                                                                           8720.00                            8912.47
                                                                           8750.00                            8965.50
                                                                           8460.00                            8725.66
                                                                           8340.00                            8628.44
                                                                           8340.00                            8628.44
                                                                           8510.00                            8767.01
                                                                           8790.00                            8991.78
                                                                           9020.00                            9174.91
                                                                           8920.00                            9104.80
                                                                           8920.00                            9104.80
                                                                           9100.00                            9264.69
                                                                           9200.00                            9349.14
                                                                           9080.00                            9246.86
                                                                           8910.00                            9108.11
                                                                           8950.00                            9138.98
                                                                           8510.00                            8786.49
                                                                           8670.00                            8924.14
                                                                           8940.00                            9143.58
                                                                           8940.00                            9155.71
                                                                           8920.00                            9148.45
                                                                           9050.00                            9243.00
                                                                           9050.00                            9243.00
                                                                           9290.00                            9436.07
                                                                           9280.00                            9432.76
                                                                           9220.00                            9378.64
                                                                           9270.00                            9413.92
                                                                           9160.00                            9339.77
                                                                           9400.00                            9517.67
                                                                           9710.00                            9769.81
                                                                           9770.00                            9823.11
                                                                           9800.00                            9842.68
                                                                          10140.00                           10117.10
                                                                          10250.00                           10211.40
                                                                          10410.00                           10332.50
                                                                          10280.00                           10244.50
                                                                          10500.00                           10423.30
                                                                          10370.00                           10316.80
                                                                          10570.00                           10473.60
                                                                          10560.00                           10464.60
                                                                          10630.00                           10519.60
                                                                          10520.00                           10445.10
                                                                          10520.00                           10445.10
                                                                          10440.00                           10371.00
                                                                          10570.00                           10482.30
                                                                          10760.00                           10629.50
                                                                          10800.00                           10656.80
                                                                          11100.00                           10893.90
                                                                          10950.00                           10773.30
                                                                          11280.00                           11030.50
                                                                          11350.00                           11090.90
2/28/98                                                                   11190.00                           10972.90
                                                                          11000.00                           10821.00
                                                                          10980.00                           10803.80
                                                                          11020.00                           10841.90
                                                                          10390.00                           10354.50
                                                                          10790.00                           10687.90
                                                                          10380.00                           10368.70
                                                                          10610.00                           10554.70
                                                                          10660.00                           10603.00
                                                                          10770.00                           10689.40
                                                                          10840.00                           10744.70
                                                                          10970.00                           10844.70
                                                                          10830.00                           10731.80
                                                                          10930.00                           10815.60
                                                                          11030.00                           10899.70
                                                                          10830.00                           10746.00
                                                                          10950.00                           10835.60
                                                                          11170.00                           11006.80
                                                                          11360.00                           11163.10
                                                                          11400.00                           11191.70
                                                                          11320.00                           11133.80
                                                                          11260.00                           11087.90
                                                                          11420.00                           11216.70
                                                                          11510.00                           11287.90
                                                                          11530.00                           11304.20
                                                                          11570.00                           11336.20
                                                                          11230.00                           11076.20
                                                                          10960.00                           10862.70
                                                                          11060.00                           10944.70
                                                                          11130.00                           10998.40
                                                                          11130.00                           10998.40
                                                                          11200.00                           11054.20
                                                                          11310.00                           11147.40
                                                                          11520.00                           11315.00
                                                                          11480.00                           11279.80
                                                                          11520.00                           11314.00
                                                                          11780.00                           11514.90
                                                                          11980.00                           11667.40
                                                                          12230.00                           11862.20
                                                                          11840.00                           11565.20
                                                                          11730.00                           11487.60
                                                                          11370.00                           11211.10
                                                                          11400.00                           11233.60
                                                                          11600.00                           11390.40
                                                                          11700.00                           11469.10
                                                                          11730.00                           11500.40
                                                                          11780.00                           11539.80
                                                                          11670.00                           11461.30
                                                                          11610.00                           11415.10
                                                                          11400.00                           11235.30
                                                                          11760.00                           11523.40
                                                                          11570.00                           11372.90
                                                                          11800.00                           11545.20
                                                                          11880.00                           11606.50
                                                                          11910.00                           11634.70
                                                                          11710.00                           11481.60
                                                                          11630.00                           11417.40
                                                                          11780.00                           11537.70
                                                                          11570.00                           11373.80
                                                                          11390.00                           11244.70
                                                                          11280.00                           11156.70
                                                                          11280.00                           11156.70
                                                                          11120.00                           11028.00
                                                                          11230.00                           11113.80
                                                                          11290.00                           11163.20
                                                                          11010.00                           10954.00
                                                                          10710.00                           10710.30
                                                                          10950.00                           10908.80
                                                                          10660.00                           10695.90
                                                                          11040.00                           10982.70
                                                                          11170.00                           11088.40
                                                                          11170.00                           11091.40
                                                                          11350.00                           11242.60
                                                                          11070.00                           11020.50
                                                                          10910.00                           10890.00
                                                                          10940.00                           10907.30
                                                                          10790.00                           10784.00
                                                                          11210.00                           11127.00
                                                                          11360.00                           11248.20
                                                                          11400.00                           11278.00
                                                                          11550.00                           11391.80
                                                                          11840.00                           11614.30
                                                                          12290.00                           11967.80
                                                                          12620.00                           12232.10
                                                                          12380.00                           12050.50
                                                                          12500.00                           12138.20
                                                                          12720.00                           12310.70
                                                                          12690.00                           12288.90
                                                                          12920.00                           12461.70
                                                                          12630.00                           12244.70
                                                                          12630.00                           12244.70
                                                                          12750.00                           12337.00
                                                                          12790.00                           12371.40
                                                                          13180.00                           12661.10
                                                                          13240.00                           12710.50
                                                                          13340.00                           12783.00
                                                                          13700.00                           13053.80
                                                                          13670.00                           13031.30
                                                                          14050.00                           13320.30
                                                                          14080.00                           13348.20
                                                                          14220.00                           13452.50
                                                                          14220.00                           13470.20
                                                                          13800.00                           13157.70
                                                                          13800.00                           13145.70
                                                                          13510.00                           12918.00
                                                                          13530.00                           12943.70
                                                                          13750.00                           13107.00
                                                                          13340.00                           12802.90
                                                                          13180.00                           12681.60
                                                                          13690.00                           13067.30
                                                                          13150.00                           12655.70
                                                                          13050.00                           12574.70
                                                                          12430.00                           12104.20
                                                                          12590.00                           12220.50
                                                                          13020.00                           12551.10
                                                                          12990.00                           12534.50
                                                                          12970.00                           12523.60
                                                                          12590.00                           12222.70
                                                                          12880.00                           12448.10
                                                                          12690.00                           12298.50
                                                                          12580.00                           12221.80
                                                                          13050.00                           12568.70
                                                                          13440.00                           12876.10
                                                                          13390.00                           12848.70
                                                                          13410.00                           12848.20
                                                                          13130.00                           12632.80
                                                                          13070.00                           12597.50
                                                                          13300.00                           12757.60
                                                                          13130.00                           12626.20
                                                                          12400.00                           12051.70
                                                                          11830.00                           11624.50
8/31/98                                                                   10410.00                           10478.70
                                                                          11240.00                           11165.30
                                                                          11300.00                           11223.90
                                                                          11170.00                           11109.20
                                                                          11110.00                           11076.60
                                                                          11110.00                           11076.60
                                                                          12060.00                           11821.50
                                                                          11760.00                           11594.50
                                                                          11450.00                           11351.90
                                                                          12090.00                           11855.70
                                                                          12300.00                           12021.40
                                                                          12470.00                           12168.10
                                                                          12550.00                           12234.80
                                                                          12070.00                           11870.30
                                                                          12180.00                           11952.20
                                                                          12500.00                           12200.30
                                                                          12590.00                           12278.30
                                                                          13290.00                           12815.50
                                                                          12820.00                           12464.60
                                                                          13240.00                           12773.60
                                                                          13140.00                           12710.80
                                                                          13180.00                           12725.80
                                                                          12700.00                           12363.70
                                                                          11840.00                           11704.50
                                                                          11890.00                           11729.30
                                                                          11070.00                           11097.50
                                                                          10840.00                           10887.60
                                                                          10440.00                           10577.40
                                                                          10200.00                           10373.30
                                                                          11000.00                           11007.30
                                                                          11500.00                           11425.70
                                                                          11060.00                           11090.30
                                                                          11400.00                           11354.70
                                                                          12140.00                           11942.70
                                                                          12050.00                           11889.80
                                                                          12250.00                           12039.20
                                                                          11910.00                           11791.70
                                                                          12490.00                           12240.30
                                                                          12780.00                           12452.90
                                                                          12580.00                           12318.90
                                                                          12930.00                           12579.20
                                                                          12730.00                           12435.90
                                                                          13060.00                           12680.50
                                                                          13240.00                           12830.70
                                                                          13280.00                           12869.50
                                                                          13490.00                           13037.30
                                                                          13270.00                           12880.60
                                                                          13670.00                           13177.10
                                                                          13770.00                           13251.00
                                                                          13970.00                           13400.80
                                                                          14080.00                           13486.20
                                                                          14180.00                           13576.70
                                                                          14260.00                           13606.30
                                                                          14070.00                           13476.10
                                                                          14050.00                           13464.00
                                                                          14170.00                           13559.40
                                                                          14450.00                           13770.30
                                                                          14640.00                           13920.40
                                                                          14900.00                           14127.70
                                                                          14990.00                           14189.90
                                                                          15540.00                           14602.00
                                                                          15430.00                           14526.30
                                                                          15650.00                           14688.50
                                                                          15650.00                           14688.50
                                                                          16020.00                           14963.00
                                                                          15140.00                           14316.20
                                                                          16080.00                           15001.40
                                                                          15900.00                           14877.90
                                                                          15350.00                           14461.60
                                                                          16040.00                           14978.30
                                                                          16600.00                           15409.00
                                                                          16490.00                           15328.80
                                                                          16700.00                           15487.10
                                                                          16300.00                           15187.30
                                                                          16570.00                           15391.80
                                                                          15820.00                           14832.00
                                                                          16430.00                           15288.60
                                                                          16339.70                           15219.70
                                                                          16741.10                           15526.10
                                                                          17303.20                           15943.00
                                                                          17985.70                           16423.60
                                                                          17734.80                           16244.60
                                                                          18427.30                           16714.50
                                                                          18216.50                           16595.80
                                                                          18216.50                           16595.80
                                                                          18417.30                           16760.80
                                                                          18397.20                           16754.50
                                                                          18116.20                           16641.10
                                                                          18216.50                           16871.20
                                                                          18216.50                           16871.20
                                                                          18497.50                           17040.10
                                                                          19129.90                           17486.80
                                                                          19882.60                           18046.90
                                                                          19912.70                           18068.90
                                                                          20003.00                           18136.10
                                                                          20344.30                           18379.80
                                                                          19581.50                           17818.30
                                                                          19681.90                           17906.80
                                                                          19139.90                           17515.50
                                                                          20093.40                           18209.20
                                                                          20093.40                           18209.20
                                                                          20735.70                           18687.90
                                                                          20745.80                           18687.90
                                                                          19782.20                           18026.70
                                                                          19832.40                           18049.30
                                                                          20274.00                           18352.00
                                                                          21087.00                           18949.70
                                                                          20675.50                           18657.10
                                                                          21608.90                           19339.20
                                                                          21889.90                           19546.90
                                                                          21930.10                           19581.30
                                                                          21257.60                           19101.20
                                                                          21779.50                           19480.30
                                                                          20605.20                           18632.30
                                                                          20083.30                           18272.90
                                                                          20665.50                           18692.50
                                                                          19400.80                           17783.90
                                                                          19511.20                           17865.20
                                                                          20765.80                           18788.70
                                                                          19671.80                           17997.70
                                                                          19671.80                           17997.70
                                                                          19601.60                           17959.90
                                                                          18838.80                           17379.90
                                                                          18999.40                           17515.20
                                                                          19310.50                           17749.50
                                                                          20123.50                           18341.60
                                                                          20494.80                           18637.50
                                                                          19993.00                           18278.30
                                                                          19822.40                           18142.80
2/28/99                                                                   19220.20                           17691.50
                                                                          19370.70                           17805.70
                                                                          18748.50                           17355.00
                                                                          18878.90                           17457.50
                                                                          19260.30                           17762.70
                                                                          19762.20                           18101.30
                                                                          20545.00                           18691.00
                                                                          20474.80                           18640.70
                                                                          20625.30                           18732.00
                                                                          20675.50                           18780.20
                                                                          20213.80                           18460.50
                                                                          20866.20                           18932.60
                                                                          21026.80                           19051.80
                                                                          20926.40                           18970.80
                                                                          21398.10                           19322.50
                                                                          20735.70                           18871.50
                                                                          20394.50                           18627.50
                                                                          19581.50                           18022.60
                                                                          20243.90                           18502.60
                                                                          21117.10                           19144.00
                                                                          20906.30                           18996.60
                                                                          21879.90                           19707.40
                                                                          21639.00                           19533.10
                                                                          21398.10                           19355.80
                                                                          21889.90                           19720.90
                                                                          21889.90                           19720.90
                                                                          22833.40                           20396.40
                                                                          22823.30                           20389.00
                                                                          22482.10                           20145.10
                                                                          22893.60                           20443.40
                                                                          22994.00                           20514.30
                                                                          22813.30                           20392.50
                                                                          22271.30                           19987.90
                                                                          21337.90                           19330.40
                                                                          21749.40                           19626.10
                                                                          21046.90                           19172.60
                                                                          19601.60                           18080.20
                                                                          20374.40                           18656.40
                                                                          21368.00                           19350.50
                                                                          22311.50                           20064.20
                                                                          22652.70                           20311.90
                                                                          23295.10                           20773.30
                                                                          22622.60                           20280.50
                                                                          21859.80                           19760.50
                                                                          21458.40                           19474.30
                                                                          21729.30                           19631.40
                                                                          21709.30                           19645.80
                                                                          21197.40                           19274.50
                                                                          21950.20                           19809.50
                                                                          20966.60                           19100.70
                                                                          21448.30                           19460.00
                                                                          21659.10                           19616.40
                                                                          22160.90                           19994.00
                                                                          22682.80                           20378.40
                                                                          22201.10                           20023.70
                                                                          21518.60                           19528.10
                                                                          22140.90                           19993.00
                                                                          21950.20                           19841.60
                                                                          22291.40                           20089.10
                                                                          21679.20                           19664.10
                                                                          21348.00                           19429.40
                                                                          20665.50                           18934.90
                                                                          19892.70                           18369.30
                                                                          20555.10                           18865.50
                                                                          20535.00                           18838.40
                                                                          21016.80                           19202.40
                                                                          21016.80                           19202.40
                                                                          20243.90                           18615.10
                                                                          20826.00                           19063.10
                                                                          20294.10                           18657.50
                                                                          21257.60                           19383.50
                                                                          21799.60                           19781.20
                                                                          20966.60                           19175.30
                                                                          21558.70                           19623.10
                                                                          21117.10                           19276.70
                                                                          20685.50                           18950.50
                                                                          20254.00                           18643.90
                                                                          20605.20                           18912.70
                                                                          21970.20                           19917.20
                                                                          22261.30                           20131.70
                                                                          22442.00                           20266.10
                                                                          23234.80                           20846.90
                                                                          22492.10                           20306.80
                                                                          22853.50                           20577.30
                                                                          22171.00                           20076.90
                                                                          22171.00                           20085.10
                                                                          22883.60                           20619.70
                                                                          23345.20                           20951.60
                                                                          23586.10                           21105.20
                                                                          23907.30                           21339.90
                                                                          24248.50                           21574.80
                                                                          24248.50                           21574.80
                                                                          24027.80                           21417.20
                                                                          24128.10                           21508.60
                                                                          24549.70                           21820.20
                                                                          24800.60                           21989.60
                                                                          24670.10                           21908.90
                                                                          24539.60                           21811.70
                                                                          25111.70                           22210.40
                                                                          25252.20                           22322.70
                                                                          25643.70                           22600.30
                                                                          25202.00                           22280.00
                                                                          23967.50                           21404.30
                                                                          24359.00                           21719.60
                                                                          23355.30                           20968.70
                                                                          23566.10                           21153.40
                                                                          22712.90                           20523.90
                                                                          23616.20                           21215.50
                                                                          23987.60                           21445.30
                                                                          23084.30                           20795.40
                                                                          23164.60                           20867.70
                                                                          23084.30                           20811.50
                                                                          22763.10                           20576.00
                                                                          22311.50                           20255.70
                                                                          22642.70                           20512.10
                                                                          22401.80                           20327.60
                                                                          22080.60                           20102.10
                                                                          21779.50                           19883.00
                                                                          22753.10                           20600.10
                                                                          22401.80                           20347.60
                                                                          23576.10                           21199.70
                                                                          23666.40                           21255.00
                                                                          23957.50                           21478.20
                                                                          23706.60                           21294.70
                                                                          23214.80                           20939.90
                                                                          23696.50                           21273.30
                                                                          24599.80                           21923.90
                                                                          24820.60                           22098.10
                                                                          25553.30                           22613.60
                                                                          24991.30                           22212.70
                                                                          24770.50                           22077.40
                                                                          24328.80                           21749.40
8/31/99                                                                   24690.20                           22025.00
                                                                          24810.60                           22099.20
                                                                          24650.00                           21985.80
                                                                          26105.30                           23034.10
                                                                          26105.30                           23034.10
                                                                          25914.60                           22897.50
                                                                          25442.90                           22556.10
                                                                          26095.30                           23023.20
                                                                          26496.80                           23290.70
                                                                          26496.80                           22817.40
                                                                          26496.80                           23179.10
                                                                          25834.30                           22633.50
                                                                          25583.40                           22668.30
                                                                          26476.70                           23311.80
                                                                          26587.10                           23389.90
                                                                          25663.70                           22731.40
                                                                          26165.50                           23100.80
                                                                          24720.30                           22082.00
                                                                          24690.20                           22049.90
                                                                          25011.30                           22297.40
                                                                          25031.40                           22312.10
                                                                          24640.00                           22042.60
                                                                          24780.50                           22126.30
                                                                          24740.30                           22094.70
                                                                          25533.20                           22677.90
                                                                          25593.50                           22710.80
                                                                          26326.10                           23270.40
                                                                          26306.10                           23266.70
                                                                          26627.20                           23481.40
                                                                          26918.30                           23697.50
                                                                          26245.80                           23219.10
                                                                          25302.40                           22554.50
                                                                          25503.10                           22706.10
                                                                          24589.80                           22088.80
                                                                          24077.90                           21705.60
                                                                          24057.90                           21706.90
                                                                          25362.60                           22662.90
                                                                          25533.20                           22762.60
                                                                          25683.80                           22843.10
                                                                          25623.60                           22827.40
                                                                          25372.70                           22663.90
                                                                          25282.30                           22581.80
                                                                          26346.20                           23339.60
                                                                          27570.70                           24235.60
                                                                          27289.70                           24041.90
                                                                          27430.20                           24139.60
                                                                          28002.30                           24559.80
                                                                          28423.80                           24839.10
                                                                          29126.40                           25322.30
                                                                          29507.80                           25603.20
                                                                          29206.70                           25394.70
                                                                          29648.30                           25707.40
                                                                          30330.80                           26187.10
                                                                          30862.70                           26546.40
                                                                          30692.10                           26426.60
                                                                          31575.30                           27018.20
                                                                          31163.80                           26755.70
                                                                          32318.00                           27599.30
                                                                          32649.20                           27832.20
                                                                          32910.20                           28023.10
                                                                          32237.70                           27565.20
                                                                          33683.00                           28564.40
                                                                          33683.00                           28564.40
                                                                          33783.40                           28638.80
                                                                          33070.80                           28148.20
                                                                          31766.00                           27261.30
                                                                          32167.50                           27542.20
                                                                          33662.90                           28563.90
                                                                          34506.00                           29151.10
                                                                          34777.00                           29323.10
                                                                          34947.60                           29451.70
                                                                          34375.50                           29074.90
                                                                          34395.60                           29106.60
                                                                          34907.50                           29435.10
                                                                          35449.50                           29794.30
                                                                          34425.70                           29104.40
                                                                          35379.20                           29765.00
                                                                          36663.90                           30620.80
                                                                          37015.50                           30874.00
                                                                          37437.30                           31151.00
                                                                          39396.10                           32423.90
                                                                          39767.80                           32734.10
                                                                          40169.60                           32991.30
                                                                          40169.60                           32991.30
                                                                          40270.00                           33066.90
                                                                          40008.80                           32896.40
                                                                          41545.70                           33904.70
                                                                          41435.20                           33849.50
                                                                          41756.70                           34071.50
                                                                          42921.90                           34831.60
                                                                          39416.20                           32586.30
                                                                          38833.60                           32228.90
                                                                          36493.10                           30698.90
                                                                          39165.10                           32433.70
                                                                          41796.80                           34159.50
                                                                          39345.90                           32569.30
                                                                          38431.80                           31960.90
                                                                          40270.00                           33191.60
                                                                          41565.80                           34043.10
                                                                          41565.80                           34043.10
                                                                          42299.10                           34530.50
                                                                          42771.20                           34834.70
                                                                          43434.20                           35302.00
                                                                          43544.70                           35377.50
                                                                          40842.60                           33640.80
                                                                          42228.80                           34542.70
                                                                          40300.20                           33275.50
                                                                          39938.50                           33017.70
                                                                          37869.30                           31666.70
                                                                          39597.00                           32805.40
                                                                          41364.90                           34015.90
                                                                          41666.20                           34224.30
                                                                          43484.40                           35388.60
                                                                          43815.90                           35601.80
                                                                          44609.40                           36143.70
                                                                          46447.60                           37333.10
                                                                          45051.40                           36466.40
                                                                          46799.20                           37583.30
                                                                          45071.50                           36470.40
                                                                          45302.50                           36628.80
                                                                          45483.30                           36729.00
                                                                          45463.20                           36737.60
                                                                          47190.90                           37908.40
                                                                          44930.80                           36441.50
                                                                          44930.80                           36441.50
                                                                          44971.00                           36472.60
                                                                          47853.90                           38319.20
                                                                          49049.30                           39081.60
                                                                          47954.40                           38397.20
                                                                          47683.20                           38246.10
2/29/00                                                                   48989.00                           39209.20
                                                                          49822.70                           39595.80
                                                                          48667.60                           38908.90
                                                                          51711.20                           40825.80
                                                                          51902.00                           40957.30
                                                                          50967.80                           40347.60
                                                                          51741.30                           40851.60
                                                                          53790.40                           42143.40
                                                                          53800.50                           42151.70
                                                                          51470.10                           40678.10
                                                                          48526.90                           38842.10
                                                                          47040.30                           37950.90
                                                                          50274.70                           40003.00
                                                                          51480.10                           40803.60
                                                                          48918.70                           39156.00
                                                                          51580.60                           40885.20
                                                                          53629.70                           42240.40
                                                                          54634.20                           42826.70
                                                                          55106.30                           43111.50
                                                                          55247.00                           43232.10
                                                                          53489.10                           42117.10
                                                                          51018.10                           40559.80
                                                                          48677.60                           39055.30
                                                                          50756.90                           40412.00
                                                                          46146.30                           37464.00
                                                                          45493.40                           37070.30
                                                                          45443.10                           37034.30
                                                                          46256.80                           37553.20
                                                                          49129.60                           39435.10
                                                                          44850.50                           36740.30
                                                                          43675.20                           35922.00
                                                                          39838.10                           33389.70
                                                                          38723.10                           32656.20
                                                                          33881.40                           29478.20
                                                                          38271.10                           32432.30
                                                                          40722.00                           34144.80
                                                                          38883.80                           32925.10
                                                                          37849.20                           32210.30
                                                                          37849.20                           32210.30
                                                                          35719.70                           30815.80
                                                                          39275.60                           33278.80
                                                                          37698.50                           32214.20
                                                                          40179.60                           33931.30
                                                                          41294.60                           34672.00
                                                                          42058.00                           35192.60
                                                                          39225.30                           33331.60
                                                                          38371.50                           32732.90
                                                                          38482.00                           32811.70
                                                                          39988.80                           33892.60
                                                                          37768.80                           32360.20
                                                                          36714.10                           31658.70
                                                                          34062.30                           29816.00
                                                                          35870.30                           31073.50
                                                                          36201.80                           31300.30
                                                                          37578.00                           32273.00
                                                                          39376.00                           33511.50
                                                                          38110.40                           32625.80
                                                                          36432.90                           31485.00
                                                                          34182.80                           29962.20
                                                                          34263.20                           29999.60
                                                                          31119.10                           27782.40
                                                                          32997.50                           29224.10
                                                                          32043.20                           28479.50
                                                                          32053.30                           28499.30
                                                                          32053.30                           28499.30
                                                                          36051.20                           31371.70
                                                                          34865.80                           30545.20
                                                                          37387.10                           32336.10
                                                                          40480.90                           34511.10
                                                                          40239.90                           34278.10
                                                                          39044.50                           33506.30
                                                                          40249.90                           34330.40
                                                                          39898.30                           34066.70
                                                                          40561.30                           34553.30
                                                                          39004.30                           33433.70
                                                                          40681.80                           34604.30
                                                                          39506.60                           33792.70
                                                                          40480.90                           34477.50
                                                                          40912.90                           34802.30
                                                                          42871.60                           36147.00
                                                                          42911.80                           36148.20
                                                                          43363.80                           36480.60
                                                                          41123.80                           34956.20
                                                                          39466.40                           33864.50
                                                                          40641.70                           34656.10
                                                                          39667.30                           33990.40
                                                                          40631.60                           34652.50
                                                                          39205.20                           33685.60
                                                                          40491.00                           34585.70
                                                                          41063.60                           34962.40
                                                                          41063.60                           34962.40
                                                                          39004.30                           33538.30
                                                                          40892.80                           34858.50
                                                                          41535.70                           35297.70
                                                                          40631.60                           34663.00
                                                                          40239.90                           34408.70
                                                                          42309.10                           35847.60
                                                                          43082.60                           36358.10
                                                                          44197.60                           37134.40
                                                                          44488.90                           37324.90
                                                                          43122.80                           36397.50
                                                                          41545.70                           35322.60
                                                                          43615.00                           36714.50
                                                                          42339.30                           35917.80
                                                                          40732.10                           34832.30
                                                                          41716.50                           35519.30
                                                                          41113.80                           35086.70
                                                                          39225.30                           33830.70
                                                                          36513.20                           31953.20
                                                                          38200.80                           33166.60
                                                                          37126.00                           32356.10
                                                                          36663.90                           32073.00
                                                                          38441.80                           33296.60
                                                                          38341.40                           33251.80
                                                                          39546.80                           34095.00
                                                                          39235.40                           33874.30
                                                                          39295.70                           33935.60
                                                                          38009.90                           33036.40
                                                                          38632.70                           33490.60
                                                                          39627.10                           34179.70
                                                                          39677.40                           34207.40
                                                                          39667.30                           34194.80
                                                                          41063.60                           35199.50
                                                                          40772.30                           34987.50
                                                                          41043.50                           35172.30
                                                                          41003.30                           35174.70
                                                                          41887.20                           35809.10
                                                                          42630.60                           36292.90
                                                                          42399.50                           36124.50
                                                                          42660.70                           36335.80
                                                                          42670.70                           36314.60
                                                                          42851.60                           36468.90
8/31/00                                                                   44328.20                           37469.20
                                                                          44629.50                           37668.70
                                                                          44629.50                           37668.70
                                                                          43082.60                           36637.10
                                                                          41073.60                           35264.10
                                                                          42570.30                           36327.70
                                                                          40681.80                           35041.90
                                                                          39285.60                           34061.50
                                                                          38733.10                           33695.10
                                                                          39717.50                           34383.20
                                                                          39657.30                           34343.40
                                                                          38793.40                           33782.00
                                                                          37688.50                           32947.60
                                                                          39848.10                           34517.80
                                                                          40340.30                           34830.70
                                                                          39335.80                           34166.30
                                                                          39185.20                           34010.40
                                                                          38080.20                           33283.70
                                                                          37507.70                           32920.60
                                                                          37477.50                           32822.40
                                                                          39366.00                           34230.60
                                                                          37346.90                           32810.60
                                                                          35960.80                           31775.50
                                                                          34524.30                           30814.10
                                                                          35749.80                           31733.20
                                                                          35478.60                           31466.30
                                                                          33991.90                           30433.60
                                                                          34032.10                           30497.60
                                                                          32183.90                           29297.40
                                                                          31219.50                           28491.00
                                                                          30064.40                           27608.10
                                                                          33339.00                           30119.60
                                                                          33218.50                           29859.50
                                                                          32033.20                           29149.50
                                                                          31661.50                           28847.30
                                                                          35056.70                           31269.90
                                                                          35749.80                           31763.00
                                                                          35388.20                           31445.00
                                                                          34273.20                           30813.30
                                                                          31269.80                           28556.00
                                                                          32083.40                           29103.10
                                                                          32183.90                           29177.60
                                                                          30928.20                           28312.20
                                                                          33409.30                           30161.30
                                                                          32756.40                           29637.20
                                                                          33730.80                           30401.80
                                                                          33961.80                           30525.30
                                                                          33580.10                           30236.30
                                                                          33429.40                           30136.20
                                                                          30526.50                           28110.20
                                                                          30496.30                           28091.50
                                                                          28417.00                           26558.80
                                                                          27713.90                           26065.90
                                                                          30275.30                           27930.20
                                                                          30807.70                           28272.00
                                                                          28828.90                           26879.50
                                                                          28919.30                           26968.20
                                                                          27211.60                           25659.60
                                                                          27141.30                           25605.60
                                                                          25684.80                           24518.70
                                                                          25684.80                           24518.70
                                                                          27573.30                           26005.90
                                                                          26930.40                           25447.50
                                                                          25092.20                           24085.60
                                                                          24620.00                           23917.80
                                                                          23736.10                           23032.80
                                                                          24238.30                           23429.70
                                                                          24238.30                           23472.60
                                                                          27723.90                           26215.20
                                                                          26377.90                           25212.00
                                                                          26076.60                           24993.40
                                                                          27924.80                           26605.90
                                                                          29441.60                           27318.30
                                                                          28085.50                           26310.20
                                                                          26669.20                           25259.60
                                                                          25293.10                           24252.30
                                                                          24278.50                           23368.60
                                                                          24258.40                           23368.60
                                                                          22430.30                           22050.40
                                                                          20461.50                           20310.80
                                                                          20642.30                           20444.20
                                                                          22932.50                           22386.90
                                                                          22932.50                           22386.90
                                                                          22681.40                           22096.00
                                                                          23233.90                           22607.00
                                                                          23233.90                           22647.60
                                                                          21797.40                           21518.00
                                                                          21797.40                           21518.00
                                                                          19487.10                           19561.50
                                                                          23906.90                           23233.40
                                                                          23243.90                           22605.50
                                                                          21044.10                           20839.40
                                                                          21385.60                           20965.20
                                                                          21616.60                           21239.60
                                                                          22822.00                           22179.70
                                                                          23906.90                           23195.90
                                                                          23846.60                           23028.30
                                                                          23846.60                           23028.30
                                                                          23464.90                           22703.60
                                                                          24409.10                           23511.80
                                                                          25785.30                           24539.10
                                                                          25594.40                           24404.00
                                                                          25453.80                           24287.90
                                                                          26377.90                           25086.60
                                                                          26197.10                           25053.50
                                                                          24740.60                           23853.40
                                                                          25152.40                           24183.60
                                                                          25885.70                           24760.20
                                                                          25785.30                           24683.10
                                                                          24670.30                           23827.30
                                                                          24861.10                           23957.40
                                                                          23243.90                           22717.00
                                                                          23173.60                           22672.20
                                                                          23254.00                           22726.80
                                                                          22550.80                           22142.50
                                                                          21867.80                           21646.40
                                                                          20782.90                           20783.60
                                                                          21064.20                           21013.20
                                                                          20190.20                           20293.10
                                                                          21275.10                           21188.30
                                                                          21958.20                           21787.60
                                                                          20200.30                           20330.90
                                                                          20200.30                           20330.90
                                                                          18904.50                           19252.10
                                                                          18452.50                           18916.10
                                                                          18191.30                           18676.00
                                                                          18402.30                           18893.30
                                                                          18864.30                           19275.30
                                                                          17377.70                           18052.10
2/28/01                                                                   16744.80                           17535.70
                                                                          17377.70                           18084.30
                                                                          16433.50                           17287.80
                                                                          16815.20                           17612.50
                                                                          17508.30                           18160.40
                                                                          17679.00                           18343.50
                                                                          17076.30                           17809.80
                                                                          15680.10                           16660.00
                                                                          14273.80                           15443.50
                                                                          15378.70                           16445.70
                                                                          14936.80                           16036.10
                                                                          14394.30                           15602.30
                                                                          13882.00                           15139.10
                                                                          14756.00                           15901.30
                                                                          13510.40                           14835.50
                                                                          13430.00                           14748.80
                                                                          14404.40                           15638.90
                                                                          14464.70                           15667.50
                                                                          14143.20                           15409.10
                                                                          14756.00                           15948.80
                                                                          13319.50                           14722.90
                                                                          12927.80                           14363.80
                                                                          13038.30                           14456.70
                                                                          12405.50                           13936.00
                                                                          11220.20                           12856.00
                                                                          10938.90                           12595.90
                                                                          12395.40                           13958.60
                                                                          11722.40                           13307.20
                                                                          12053.90                           13611.00
                                                                          13219.10                           14682.90
                                                                          13731.40                           15137.70
                                                                          14434.50                           15752.70
                                                                          14434.50                           15752.70
                                                                          13751.50                           15163.90
                                                                          13952.40                           15359.60
                                                                          15639.90                           16823.30
                                                                          16925.70                           17948.80
                                                                          16754.90                           17767.70
                                                                          15408.90                           16649.60
                                                                          14916.70                           16193.10
                                                                          15439.00                           16672.00
                                                                          14896.60                           16203.40
                                                                          15398.80                           16636.50
                                                                          15870.90                           17047.10
                                                                          16564.00                           17633.90
                                                                          17006.00                           18032.80
                                                                          16081.90                           17255.20
                                                                          16594.20                           17680.90
                                                                          16272.70                           17417.10
                                                                          16644.40                           17727.90
                                                                          16051.80                           17244.20
                                                                          15650.00                           16892.40
                                                                          15489.20                           16735.10
                                                                          15208.00                           16494.90
                                                                          15248.20                           16513.50
                                                                          16272.70                           17454.30
                                                                          16554.00                           17690.20
                                                                          16594.20                           17713.70
                                                                          17920.10                           18861.20
                                                                          17829.70                           18772.60
                                                                          16885.50                           17988.20
                                                                          17377.70                           18409.10
                                                                          16925.70                           18017.40
                                                                          16925.70                           18017.40
                                                                          15921.20                           17216.00
                                                                          14977.00                           16347.40
                                                                          15197.90                           16539.30
                                                                          15639.90                           16915.50
                                                                          15599.70                           16897.20
                                                                          16483.70                           17678.80
                                                                          16282.80                           17494.50
                                                                          16885.50                           18041.00
                                                                          16192.40                           17424.50
                                                                          15660.00                           16967.60
                                                                          15680.10                           17018.40
                                                                          15047.30                           16450.40
                                                                          14183.40                           15726.10
                                                                          14123.10                           15635.50
                                                                          14123.10                           15313.50
                                                                          13841.90                           15400.00
                                                                          14293.90                           15819.50
                                                                          14585.20                           16092.10
                                                                          14384.30                           15873.80
                                                                          14524.90                           16024.80
                                                                          14605.30                           16095.80
                                                                          14655.50                           16136.20
                                                                          15167.80                           16622.50
                                                                          15439.00                           16817.70
                                                                          15418.90                           16817.70
                                                                          15388.80                           16743.90
                                                                          15388.80                           16743.90
                                                                          14595.20                           16090.00
                                                                          13751.50                           15332.80
                                                                          14022.70                           15594.30
                                                                          13299.50                           14931.80
                                                                          13480.30                           15084.40
                                                                          14565.10                           16082.10
                                                                          14585.20                           16091.10
                                                                          13932.30                           15490.40
                                                                          14364.20                           15893.00
                                                                          13711.30                           15317.00
                                                                          14032.70                           15583.60
                                                                          13781.60                           15405.10
                                                                          13319.50                           14977.50
                                                                          13078.50                           14747.20
                                                                          13289.40                           14958.50
                                                                          13681.20                           15376.90
                                                                          13831.80                           15466.80
                                                                          13701.20                           15346.00
                                                                          13821.80                           15470.80
                                                                          14293.90                           15892.80
                                                                          14555.10                           16094.20
                                                                          14273.80                           15859.40
                                                                          14022.70                           15647.50
                                                                          13952.40                           15588.00
                                                                          13219.10                           14943.30
                                                                          13259.30                           14968.30
                                                                          13128.70                           14862.80
                                                                          13480.30                           15192.00
                                                                          13249.20                           14977.70
                                                                          12656.60                           14445.50
                                                                          12767.10                           14536.90
                                                                          12084.00                           13936.00
                                                                          12284.90                           14114.30
                                                                          11712.40                           13606.60
                                                                          12063.90                           13925.20
                                                                          11883.10                           13755.80
                                                                          12696.80                           14515.20
                                                                          12686.70                           14503.40
                                                                          12174.40                           14025.30
                                                                          11913.20                           13781.40
                                                                          11441.10                           13360.00
8/31/01                                                                   11591.80                           13505.20
                                                                          11591.80                           13505.20
                                                                          11139.80                           13086.30
                                                                          11059.40                           13005.30
                                                                          10527.10                           12512.70
                                                                          10456.70                           12444.50
                                                                          10577.30                           12546.70
                                                                          10577.30                           12546.70
                                                                          10577.30                           12546.70
                                                                          10577.30                           12546.70
                                                                          10577.30                           12546.70
                                                                           9472.34                           11511.10
                                                                           9201.13                           11253.30
                                                                           9030.37                           11102.50
                                                                           8638.62                           10716.90
                                                                           8287.04                           10355.60
                                                                           8849.56                           10944.40
                                                                           8849.56                           10914.50
                                                                           8437.72                           10507.50
                                                                           8427.67                           10514.80
                                                                           8648.66                           10736.20
                                                                           8497.99                           10578.80
                                                                           8568.30                           10653.50
                                                                           9391.98                           11480.90
                                                                           9512.52                           11584.30
                                                                           9623.02                           11686.00
                                                                           9693.33                           11758.60
                                                                           9361.85                           11436.30
                                                                           9924.36                           11988.80
                                                                          10728.00                           12771.60
                                                                          10738.00                           12808.10
                                                                          10617.50                           12671.00
                                                                          10858.50                           12908.90
                                                                           9944.45                           12081.80
                                                                          10155.40                           12224.50
                                                                          10296.00                           12383.10
                                                                          10637.50                           12709.10
                                                                          10657.60                           12718.20
                                                                          11019.30                           13091.60
                                                                          11551.60                           13591.10
                                                                          11300.50                           13369.20
                                                                          10517.00                           12631.10
                                                                          10245.80                           12334.10
                                                                          10466.80                           12541.00
                                                                          11019.30                           13086.60
                                                                          11059.40                           13101.60
                                                                          11561.70                           13601.80
                                                                          12023.80                           13995.80
                                                                          12033.80                           14010.30
                                                                          11883.10                           13881.00
                                                                          11913.20                           13921.10
                                                                          12043.80                           14047.80
                                                                          12556.10                           14525.70
                                                                          12626.40                           14572.80
                                                                          12586.30                           14542.40
                                                                          12566.20                           14538.40
                                                                          12947.90                           14864.00
                                                                          12244.70                           14240.30
                                                                          12264.80                           14261.50
                                                                          12264.80                           14261.50
                                                                          12516.00                           14495.50
                                                                          12917.70                           14883.10
                                                                          12847.40                           14793.20
                                                                          12305.00                           14307.70
                                                                          12726.90                           14696.10
                                                                          12686.70                           14666.20
                                                                          12395.40                           14404.20
                                                                          13068.40                           15017.40
                                                                          13912.20                           15813.60
                                                                          13902.10                           15786.50
                                                                          13450.10                           15381.60
                                                                          13158.80                           15119.30
                                                                          13299.50                           15265.50
                                                                          13399.90                           15345.30
                                                                          12706.80                           14720.10
                                                                          12767.10                           14754.60
                                                                          13098.50                           15073.20
                                                                          13279.40                           15232.50
                                                                          12978.00                           14966.10
                                                                          12274.90                           14310.70
                                                                          12495.90                           14502.80
                                                                          12465.70                           14494.00
                                                                          12465.70                           14494.00
                                                                          12606.40                           14618.30
                                                                          12757.00                           14762.00
                                                                          12887.60                           14896.70
                                                                          12455.70                           14491.60
                                                                          12455.70                           14491.60
                                                                          12787.20                           14798.00
                                                                          13339.60                           15315.00
                                                                          13420.00                           15392.00
                                                                          13178.90                           15160.40
                                                                          13329.60                           15314.30
                                                                          13199.00                           15196.50
                                                                          13239.20                           15223.30
                                                                          13028.20                           15016.50
                                                                          12706.80                           14737.00
                                                                          12807.20                           14817.00
                                                                          12254.80                           14325.60
                                                                          12646.50                           14723.80
                                                                          12154.30                           14226.70
                                                                          12154.30                           14226.70
                                                                          11692.30                           13800.00
                                                                          12134.20                           14235.80
                                                                          12295.00                           14382.10
                                                                          12234.70                           14319.00
                                                                          12305.00                           14379.60
                                                                          11873.10                           13961.20
                                                                          12043.80                           14141.40
                                                                          12154.30                           14244.60
                                                                          11943.40                           14042.30
                                                                          11471.30                           13592.20
                                                                          11290.50                           13442.30
                                                                          11139.80                           13287.00
                                                                          10818.40                           12992.00
                                                                          11190.00                           13344.10
                                                                          11421.00                           13578.10
                                                                          11290.50                           13459.80
                                                                          11511.50                           13661.80
                                                                          11421.00                           13551.20
                                                                          11039.40                           13201.90
                                                                          11039.40                           13201.90
                                                                          10577.30                           12747.70
                                                                          10768.10                           12940.60
                                                                          10185.50                           12389.20
                                                                          10265.90                           12461.80
                                                                          10748.00                           12938.10
                                                                          10687.80                           12875.60
                                                                          10476.80                           12666.90
2/28/02                                                                   10286.00                           12490.00
                                                                          10999.20                           13190.10
                                                                          11561.70                           13734.90
                                                                          11622.00                           13774.00
                                                                          11792.70                           13966.90
                                                                          11692.30                           13846.20
                                                                          12154.30                           14290.00
                                                                          12124.20                           14278.00
                                                                          11822.90                           13972.30
                                                                          11491.40                           13657.40
                                                                          11401.00                           13574.00
                                                                          11561.70                           13741.40
                                                                          11662.10                           13837.70
                                                                          11652.10                           13826.50
                                                                          11119.70                           13333.50
                                                                          11491.40                           13682.20
                                                                          11330.60                           13508.80
                                                                          10908.80                           13118.30
                                                                          11019.30                           13228.10
                                                                          10979.10                           13200.20
                                                                          11139.80                           13350.00
                                                                          11139.80                           13350.00
                                                                          11380.90                           13586.20
                                                                          10728.00                           12960.30
                                                                          10607.40                           12811.50
                                                                          10607.40                           12836.80
                                                                          10426.60                           12650.80
                                                                          10577.30                           12800.00
                                                                          10125.30                           12362.20
                                                                          10275.90                           12527.40
                                                                           9914.32                           12172.30
                                                                          10155.40                           12422.20
                                                                          10195.60                           12452.00
                                                                          10738.00                           12992.70
                                                                          10657.60                           12898.80
                                                                          10547.10                           12827.00
                                                                          10466.80                           12727.00
                                                                          10135.30                           12403.70
                                                                           9884.18                           12155.40
                                                                           9693.33                           11967.10
                                                                           9693.33                           11967.10
                                                                           9211.17                           11494.50
                                                                           9171.00                           11456.50
                                                                           9452.25                           11735.10
                                                                           9361.85                           11646.60
                                                                           8970.10                           11260.00
                                                                           8658.71                           10941.80
                                                                           8397.54                           10670.00
                                                                           8367.40                           10652.40
                                                                           9472.34                           11784.20
                                                                           9100.68                           11398.20
                                                                           8618.53                           10923.80
                                                                           9090.64                           11408.60
                                                                           9693.33                           11996.80
                                                                           9753.60                           12047.30
                                                                           9793.78                           12091.40
                                                                           9864.09                           12182.90
                                                                           9552.70                           11874.20
                                                                           9211.17                           11540.60
                                                                           9281.49                           11619.70
                                                                           9502.48                           11824.20
                                                                           9191.09                           11514.20
                                                                           9191.09                           11514.20
                                                                           9130.82                           11438.70
                                                                           8869.65                           11198.50
                                                                           8960.05                           11283.30
                                                                           8769.20                           11103.50
                                                                           8337.27                           10651.50
                                                                           8497.99                           10832.10
                                                                           8648.66                           10986.50
                                                                           8317.18                           10637.50
                                                                           8136.37                           10477.70
                                                                           8106.24                           10435.30
                                                                           7794.84                           10116.90
                                                                           7985.70                           10322.40
                                                                           7855.11                           10168.10
                                                                           7875.20                           10196.20
                                                                           8226.77                           10566.60
                                                                           8186.59                           10461.50
                                                                           7754.66                           10085.40
                                                                           7453.32                            9762.92
                                                                           7212.24                            9516.47
                                                                           7403.09                            9719.09
                                                                           7091.70                            9398.02
                                                                           7121.84                            9439.19
                                                                           7332.78                            9654.40
                                                                           7322.73                            9661.47
                                                                           6870.71                            9172.25
                                                                           6569.37                            8855.13
                                                                           6840.58                            9149.37
                                                                           6840.58                            9149.37
                                                                           7403.09                            9748.59
                                                                           7021.39                            9320.74
                                                                           6800.40                            9099.29
                                                                           6529.19                            8812.77
                                                                           6850.62                            9170.96
                                                                           6870.71                            9196.60
                                                                           7061.57                            9382.22
                                                                           6981.21                            9292.90
                                                                           7141.93                            9453.16
                                                                           6840.58                            9139.54
                                                                           6589.46                            8871.58
                                                                           6378.51                            8629.45
                                                                           6026.94                            8240.94
                                                                           6468.92                            8744.13
                                                                           5996.81                            8219.16
                                                                           6137.43                            8370.41
                                                                           6599.50                            8914.59
                                                                           6720.04                            9008.59
                                                                           6569.37                            8840.80
                                                                           6157.52                            8395.04
                                                                           5976.72                            8201.33
                                                                           5685.41                            7875.76
                                                                           6057.08                            8287.71
                                                                           6187.66                            8445.49
                                                                           6428.74                            8704.25
                                                                           6348.38                            8613.19
                                                                           6358.42                            8628.35
                                                                           6097.26                            8340.18
                                                                           6599.50                            8902.73
                                                                           6720.04                            9014.29
                                                                           6830.53                            9152.86
                                                                           7071.61                            9428.53
                                                                           6941.03                            9262.76
                                                                           7172.06                            9515.00
                                                                           7292.60                            9639.60
                                                                           6961.12                            9285.46
                                                                           7011.34                            9343.35
                                                                           6659.77                            8954.47
                                                                           6388.56                            8682.10
                                                                           6519.14                            8837.58
8/31/02                                                                    6368.47                            8659.59

                          AVERAGE ANNUAL TOTAL RETURN
                       ---------------------------------
                                           SINCE
                       1 YEAR(2)         INCEPTION
                       ---------    --------------------
INVESTOR CLASS          (45.06%)     (8.85%)   (10/20/97)
ADVISOR CLASS           (45.43%)    (55.27%)    (2/24/00)
BROKER CLASS(4)         (50.38%)    (64.34%)    (8/22/00)
NASDAQ 100 INDEX(1)     (35.88%)     (2.91%)   (10/20/97)

The Potomac OTC Plus Fund seeks daily investment returns that correspond to 125% of the daily return of the Nasdaq 100 Index ("NDX"). The principal securities in the Fund's portfolio include long positions in all 100 stocks that comprise the NDX and NDX futures contracts. The NDX started the fiscal year at 1,469.70, fell after September 11th, and then recovered through December to reach, 1,720.91. The NDX then declined to 1,348.25 by the end of February and, after a rebound to the 1,550 by the second week of March, continued to decline until it reached a fiscal year low of 857.08 in August. The NDX completed the fiscal year at 942.38, losing (35.88%) while the Fund's Investor Class Shares declined (45.06%). A model 1.25 beta NDX Fund, meaning a fund that magnified the return of the NDX twenty-five percent each day during the fiscal year without any allowance for management, administrative or trading costs, would have declined (44.33%). Since it is impaired by such costs, the performance of the Fund was, on a relative basis, excellent.

(1) The performance of the Nasdaq 100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period October 20, 1997 to August 31, 1998, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(2) As of August 31, 2002.
(3) The graph represents information for the Investor Class Shares only. Performance for other classes would be lower due to differences in the sales charges and/or the expenses paid by shareholders investing in the other classes.
(4) Reflects maximum applicable deferred sales charge of 5% during the first year, 4% during the second year, and 3% during the third year.

           Past performance is not predictive of future performance.

                                 OTC/SHORT FUND

                               INVESTOR CLASS(3)
[OTC/SHORT FUND]

                                                                       OTC/SHORT FUND                  NASDAQ 100 INDEX (1)
                                                                       --------------                  --------------------
                                                                         10000.00                           10000.00
                                                                         10410.00                            9779.33
                                                                         10110.00                            9898.76
                                                                          9720.00                           10101.60
                                                                          9740.00                            9993.91
                                                                          9950.00                            9775.06
                                                                         10170.00                            9617.60
                                                                         10940.00                            8897.11
                                                                         10260.00                            9522.37
                                                                         10430.00                            9366.73
                                                                         10720.00                            9102.40
                                                                         10520.00                            9274.50
                                                                         10200.00                            9557.39
                                                                         10220.00                            9529.19
                                                                         10190.00                            9522.82
                                                                         10290.00                            9406.85
                                                                         10390.00                            9353.64
                                                                         10560.00                            9201.00
                                                                         10570.00                            9195.73
                                                                         10890.00                            8915.21
                                                                         10620.00                            9143.79
                                                                         10380.00                            9349.36
                                                                         10150.00                            9548.11
                                                                         10290.00                            9426.31
                                                                         10260.00                            9451.87
                                                                         10020.00                            9664.45
                                                                         10080.00                            9610.78
                                                                         10450.00                            9370.92
                                                                         10360.00                            9442.23
                                                                         10300.00                            9498.44
                                                                         10300.00                            9498.44
                                                                         10210.00                            9555.48
                                                                         10040.00                            9816.71
                                                                         10290.00                            9569.67
                                                                         10190.00                            9656.53
                                                                         10270.00                            9575.94
                                                                         10120.00                            9735.21
                                                                          9990.00                            9850.28
                                                                         10280.00                            9556.93
                                                                         10470.00                            9398.12
                                                                         10690.00                            9113.14
                                                                         10890.00                            8900.38
                                                                         10870.00                            8953.96
                                                                         10750.00                            9071.57
                                                                         10900.00                            8947.13
                                                                         11080.00                            8793.77
                                                                         11050.00                            8822.25
                                                                         10980.00                            8874.73
                                                                         11280.00                            8637.32
                                                                         11400.00                            8541.09
                                                                         11400.00                            8541.09
                                                                         11220.00                            8678.26
                                                                         10900.00                            8900.74
                                                                         10660.00                            9082.03
                                                                         10710.00                            9012.63
                                                                         10710.00                            9012.63
                                                                         10590.00                            9170.90
                                                                         10540.00                            9254.49
                                                                         10600.00                            9153.25
                                                                         10740.00                            9015.90
                                                                         10740.00                            9046.46
                                                                         11130.00                            8697.54
                                                                         10940.00                            8833.80
                                                                         10660.00                            9051.01
                                                                         10750.00                            9063.02
                                                                         10750.00                            9055.83
                                                                         10660.00                            9149.43
                                                                         10660.00                            9149.43
                                                                         10440.00                            9340.54
                                                                         10370.00                            9337.26
                                                                         10420.00                            9283.69
                                                                         10380.00                            9318.62
                                                                         10450.00                            9245.21
                                                                         10240.00                            9421.31
                                                                          9970.00                            9670.91
                                                                          9920.00                            9723.66
                                                                          9890.00                            9743.04
                                                                          9620.00                           10014.60
                                                                          9530.00                           10108.10
                                                                          9420.00                           10228.00
                                                                          8900.00                           10140.80
                                                                          8740.00                           10317.80
                                                                          8840.00                           10212.30
                                                                          8700.00                           10367.60
                                                                          8710.00                           10358.70
                                                                          8660.00                           10413.10
                                                                          8740.00                           10339.40
                                                                          8740.00                           10339.40
                                                                          8800.00                           10266.10
                                                                          8700.00                           10376.20
                                                                          8590.00                           10521.80
                                                                          8620.00                           10549.00
                                                                          8440.00                           10783.60
                                                                          8520.00                           10664.20
                                                                          8330.00                           10918.80
                                                                          8250.00                           10978.60
2/28/98                                                                   8340.00                           10861.90
                                                                          8460.00                           10711.40
                                                                          8470.00                           10694.40
                                                                          8440.00                           10732.10
                                                                          8830.00                           10249.70
                                                                          8550.00                           10579.70
                                                                          8810.00                           10263.70
                                                                          8650.00                           10447.80
                                                                          8620.00                           10495.60
                                                                          8540.00                           10581.10
                                                                          8500.00                           10635.90
                                                                          8420.00                           10734.90
                                                                          8510.00                           10623.20
                                                                          8440.00                           10706.10
                                                                          8370.00                           10789.40
                                                                          8500.00                           10637.20
                                                                          8420.00                           10725.90
                                                                          8290.00                           10895.30
                                                                          8170.00                           11050.00
                                                                          8150.00                           11078.40
                                                                          8190.00                           11021.10
                                                                          8220.00                           10975.60
                                                                          8150.00                           11103.20
                                                                          8100.00                           11173.70
                                                                          8090.00                           11189.80
                                                                          8070.00                           11221.40
                                                                          8260.00                           10964.10
                                                                          8420.00                           10752.70
                                                                          8350.00                           10833.90
                                                                          8300.00                           10887.00
                                                                          8300.00                           10887.00
                                                                          8260.00                           10942.30
                                                                          8190.00                           11034.60
                                                                          8060.00                           11200.50
                                                                          8090.00                           11165.70
                                                                          8070.00                           11199.50
                                                                          7920.00                           11398.30
                                                                          7810.00                           11549.20
                                                                          7670.00                           11742.10
                                                                          7860.00                           11448.10
                                                                          7920.00                           11371.30
                                                                          8110.00                           11097.60
                                                                          8100.00                           11119.90
                                                                          7990.00                           11275.10
                                                                          7940.00                           11352.90
                                                                          7920.00                           11384.00
                                                                          7890.00                           11423.00
                                                                          7950.00                           11345.20
                                                                          7980.00                           11299.50
                                                                          8110.00                           11121.50
                                                                          7900.00                           11406.70
                                                                          8000.00                           11257.80
                                                                          7870.00                           11428.40
                                                                          7830.00                           11489.00
                                                                          7810.00                           11517.00
                                                                          7910.00                           11365.40
                                                                          7950.00                           11301.80
                                                                          7870.00                           11420.90
                                                                          7980.00                           11258.60
                                                                          8070.00                           11130.80
                                                                          8140.00                           11043.80
                                                                          8140.00                           11043.80
                                                                          8230.00                           10916.30
                                                                          8160.00                           11001.30
                                                                          8130.00                           11050.10
                                                                          8290.00                           10843.10
                                                                          8470.00                           10601.90
                                                                          8310.00                           10798.40
                                                                          8480.00                           10587.60
                                                                          8250.00                           10871.50
                                                                          8160.00                           10976.20
                                                                          8170.00                           10979.10
                                                                          8060.00                           11128.80
                                                                          8220.00                           10909.00
                                                                          8310.00                           10779.80
                                                                          8300.00                           10796.90
                                                                          8390.00                           10674.80
                                                                          8120.00                           11014.40
                                                                          8030.00                           11134.30
                                                                          8010.00                           11163.80
                                                                          7930.00                           11276.50
                                                                          7760.00                           11496.80
                                                                          7520.00                           11846.60
                                                                          7360.00                           12108.30
                                                                          7470.00                           11928.50
                                                                          7420.00                           12015.30
                                                                          7310.00                           12186.00
                                                                          7320.00                           12164.50
                                                                          7210.00                           12335.50
                                                                          7340.00                           12120.70
                                                                          7340.00                           12120.70
                                                                          7280.00                           12212.20
                                                                          7260.00                           12246.20
                                                                          7080.00                           12532.90
                                                                          7050.00                           12581.80
                                                                          7010.00                           12653.60
                                                                          6850.00                           12921.60
                                                                          6860.00                           12899.40
                                                                          6700.00                           13185.40
                                                                          6690.00                           13213.10
                                                                          6630.00                           13316.30
                                                                          6640.00                           13333.80
                                                                          6800.00                           13024.50
                                                                          6800.00                           13012.60
                                                                          6920.00                           12787.20
                                                                          6900.00                           12812.70
                                                                          6820.00                           12974.30
                                                                          6980.00                           12673.30
                                                                          7050.00                           12553.30
                                                                          6830.00                           12935.00
                                                                          7060.00                           12527.60
                                                                          7100.00                           12447.40
                                                                          7400.00                           11981.70
                                                                          7330.00                           12096.80
                                                                          7120.00                           12424.00
                                                                          7140.00                           12407.60
                                                                          7150.00                           12396.80
                                                                          7320.00                           12098.90
                                                                          7190.00                           12322.00
                                                                          7270.00                           12174.00
                                                                          7320.00                           12098.10
                                                                          7110.00                           12441.50
                                                                          6930.00                           12745.70
                                                                          6950.00                           12718.60
                                                                          6940.00                           12718.10
                                                                          7060.00                           12505.00
                                                                          7080.00                           12469.90
                                                                          6990.00                           12628.50
                                                                          7050.00                           12498.40
                                                                          7370.00                           11929.70
                                                                          7630.00                           11506.90
8/31/98                                                                   8380.00                           10372.60
                                                                          7830.00                           11052.20
                                                                          7800.00                           11110.30
                                                                          7870.00                           10996.70
                                                                          7900.00                           10964.50
                                                                          7900.00                           10964.50
                                                                          7370.00                           11701.80
                                                                          7510.00                           11477.10
                                                                          7670.00                           11237.00
                                                                          7330.00                           11735.70
                                                                          7230.00                           11899.70
                                                                          7150.00                           12044.90
                                                                          7110.00                           12110.90
                                                                          7330.00                           11750.20
                                                                          7280.00                           11831.20
                                                                          7130.00                           12076.80
                                                                          7080.00                           12154.00
                                                                          6770.00                           12685.80
                                                                          6960.00                           12338.40
                                                                          6790.00                           12644.30
                                                                          6810.00                           12582.10
                                                                          6800.00                           12597.00
                                                                          6990.00                           12238.50
                                                                          7360.00                           11586.00
                                                                          7350.00                           11610.50
                                                                          7750.00                           10985.10
                                                                          7900.00                           10777.40
                                                                          8120.00                           10470.40
                                                                          8270.00                           10268.30
                                                                          7760.00                           10895.90
                                                                          7460.00                           11310.00
                                                                          7680.00                           10978.00
                                                                          7500.00                           11239.70
                                                                          7120.00                           11821.80
                                                                          7150.00                           11769.50
                                                                          7060.00                           11917.40
                                                                          7210.00                           11672.30
                                                                          6930.00                           12116.40
                                                                          6810.00                           12326.90
                                                                          6890.00                           12194.10
                                                                          6740.00                           12451.80
                                                                          6820.00                           12310.00
                                                                          6690.00                           12552.20
                                                                          6610.00                           12700.80
                                                                          6590.00                           12739.20
                                                                          6510.00                           12905.40
                                                                          6590.00                           12750.20
                                                                          6440.00                           13043.70
                                                                          6400.00                           13116.90
                                                                          6320.00                           13265.10
                                                                          6280.00                           13349.60
                                                                          6250.00                           13439.20
                                                                          6220.00                           13468.60
                                                                          6280.00                           13339.70
                                                                          6290.00                           13327.70
                                                                          6240.00                           13422.10
                                                                          6140.00                           13630.90
                                                                          6090.00                           13779.50
                                                                          5990.00                           13984.70
                                                                          5960.00                           14046.30
                                                                          5790.00                           14454.10
                                                                          5810.00                           14379.30
                                                                          5760.00                           14539.80
                                                                          5760.00                           14539.80
                                                                          5650.00                           14811.50
                                                                          5920.00                           14171.30
                                                                          5620.00                           14849.50
                                                                          5670.00                           14727.30
                                                                          5830.00                           14315.20
                                                                          5620.00                           14826.60
                                                                          5460.00                           15253.00
                                                                          5490.00                           15173.60
                                                                          5430.00                           15330.30
                                                                          5540.00                           15033.60
                                                                          5460.00                           15236.00
                                                                          5670.00                           14681.80
                                                                          5495.10                           15133.80
                                                                          5515.12                           15065.60
                                                                          5405.02                           15368.90
                                                                          5254.88                           15781.60
                                                                          5084.72                           16257.40
                                                                          5154.78                           16080.10
                                                                          4994.64                           16545.30
                                                                          5034.67                           16427.80
                                                                          5034.67                           16427.80
                                                                          4994.64                           16591.10
                                                                          4994.64                           16584.90
                                                                          5054.69                           16472.70
                                                                          5034.67                           16700.40
                                                                          5034.67                           16700.40
                                                                          4974.62                           16867.60
                                                                          4824.48                           17309.80
                                                                          4654.32                           17864.20
                                                                          4654.32                           17886.00
                                                                          4634.30                           17952.50
                                                                          4564.24                           18193.70
                                                                          4704.37                           17637.90
                                                                          4674.34                           17725.50
                                                                          4784.44                           17338.10
                                                                          4604.27                           18024.90
                                                                          4604.27                           18024.90
                                                                          4444.12                           18498.70
                                                                          4424.11                           18498.70
                                                                          4584.25                           17844.20
                                                                          4594.26                           17866.50
                                                                          4504.18                           18166.20
                                                                          4334.02                           18757.80
                                                                          4394.08                           18468.20
                                                                          4223.92                           19143.40
                                                                          4183.88                           19349.00
                                                                          4173.87                           19383.00
                                                                          4273.97                           18907.80
                                                                          4193.89                           19283.00
                                                                          4364.05                           18443.70
                                                                          4464.14                           18087.90
                                                                          4354.04                           18503.20
                                                                          4564.24                           17603.80
                                                                          4554.23                           17684.30
                                                                          4324.01                           18598.50
                                                                          4504.18                           17815.50
                                                                          4504.18                           17815.50
                                                                          4514.19                           17778.10
                                                                          4664.33                           17204.00
                                                                          4624.29                           17337.90
                                                                          4564.24                           17569.80
                                                                          4414.10                           18155.90
                                                                          4344.03                           18448.80
                                                                          4424.11                           18093.30
                                                                          4454.13                           17959.10
2/28/99                                                                   4564.24                           17512.40
                                                                          4534.21                           17625.40
                                                                          4644.31                           17179.30
                                                                          4624.29                           17280.70
                                                                          4544.22                           17582.90
                                                                          4454.13                           17918.00
                                                                          4303.99                           18501.80
                                                                          4303.99                           18452.00
                                                                          4283.98                           18542.40
                                                                          4263.96                           18590.10
                                                                          4344.03                           18273.60
                                                                          4233.93                           18740.90
                                                                          4213.91                           18858.90
                                                                          4223.92                           18778.80
                                                                          4143.85                           19126.90
                                                                          4243.94                           18680.40
                                                                          4293.99                           18438.90
                                                                          4434.12                           17840.20
                                                                          4314.00                           18315.30
                                                                          4153.86                           18950.20
                                                                          4183.88                           18804.20
                                                                          4033.74                           19507.90
                                                                          4063.77                           19335.30
                                                                          4093.80                           19159.80
                                                                          4023.73                           19521.30
                                                                          4023.73                           19521.30
                                                                          3883.60                           20189.90
                                                                          3883.60                           20182.60
                                                                          3933.65                           19941.20
                                                                          3883.60                           20236.40
                                                                          3863.59                           20306.60
                                                                          3893.61                           20186.00
                                                                          3963.68                           19785.50
                                                                          4093.80                           19134.70
                                                                          4033.74                           19427.40
                                                                          4133.84                           18978.50
                                                                          4364.05                           17897.20
                                                                          4223.92                           18467.50
                                                                          4063.77                           19154.60
                                                                          3903.62                           19861.10
                                                                          3853.58                           20106.20
                                                                          3773.50                           20563.00
                                                                          3853.58                           20075.20
                                                                          3963.68                           19560.50
                                                                          4013.73                           19277.10
                                                                          3983.70                           19432.70
                                                                          3983.70                           19446.90
                                                                          4053.76                           19079.40
                                                                          3943.66                           19609.00
                                                                          4083.79                           18907.30
                                                                          4013.73                           19263.00
                                                                          3983.70                           19417.80
                                                                          3903.62                           19791.60
                                                                          3823.55                           20172.10
                                                                          3893.61                           19821.00
                                                                          3983.70                           19330.40
                                                                          3893.61                           19790.60
                                                                          3913.63                           19640.70
                                                                          3863.59                           19885.80
                                                                          3953.67                           19465.10
                                                                          4003.72                           19232.70
                                                                          4103.81                           18743.20
                                                                          4223.92                           18183.30
                                                                          4113.82                           18674.50
                                                                          4123.83                           18647.70
                                                                          4043.75                           19008.00
                                                                          4043.75                           19008.00
                                                                          4163.86                           18426.70
                                                                          4063.77                           18870.10
                                                                          4143.85                           18468.60
                                                                          3993.71                           19187.30
                                                                          3909.63                           19581.00
                                                                          4017.73                           18981.20
                                                                          3921.64                           19424.40
                                                                          3993.71                           19081.60
                                                                          4061.77                           18758.70
                                                                          4125.83                           18455.10
                                                                          4067.78                           18721.20
                                                                          3847.57                           19715.60
                                                                          3803.53                           19927.90
                                                                          3777.51                           20060.90
                                                                          3667.40                           20635.80
                                                                          3765.49                           20101.20
                                                                          3713.45                           20369.00
                                                                          3803.53                           19873.70
                                                                          3801.53                           19881.80
                                                                          3699.43                           20411.00
                                                                          3639.38                           20739.50
                                                                          3617.36                           20891.50
                                                                          3575.32                           21123.90
                                                                          3539.28                           21356.40
                                                                          3539.28                           21356.40
                                                                          3561.31                           21200.40
                                                                          3535.28                           21290.80
                                                                          3475.23                           21599.30
                                                                          3455.21                           21767.00
                                                                          3469.22                           21687.10
                                                                          3487.24                           21590.90
                                                                          3421.18                           21985.60
                                                                          3405.16                           22096.70
                                                                          3359.12                           22371.50
                                                                          3413.17                           22054.40
                                                                          3533.28                           21187.60
                                                                          3481.23                           21499.70
                                                                          3601.34                           20756.40
                                                                          3571.31                           20939.30
                                                                          3679.41                           20316.10
                                                                          3549.29                           21000.80
                                                                          3511.26                           21228.20
                                                                          3617.36                           20584.90
                                                                          3611.35                           20656.50
                                                                          3621.36                           20600.80
                                                                          3661.40                           20367.70
                                                                          3723.46                           20050.70
                                                                          3677.41                           20304.40
                                                                          3711.44                           20121.80
                                                                          3753.48                           19898.60
                                                                          3793.52                           19681.70
                                                                          3659.40                           20391.50
                                                                          3707.44                           20141.60
                                                                          3553.30                           20985.10
                                                                          3537.28                           21039.90
                                                                          3509.26                           21260.80
                                                                          3539.28                           21079.10
                                                                          3595.34                           20728.00
                                                                          3537.28                           21058.00
                                                                          3429.18                           21702.00
                                                                          3401.16                           21874.30
                                                                          3327.09                           22384.60
                                                                          3387.14                           21987.80
                                                                          3411.17                           21853.90
                                                                          3461.21                           21529.20
8/31/99                                                                   3415.17                           21802.00
                                                                          3403.16                           21875.40
                                                                          3421.18                           21763.20
                                                                          3259.02                           22800.90
                                                                          3259.02                           22800.90
                                                                          3279.04                           22665.70
                                                                          3329.09                           22327.80
                                                                          3263.03                           22790.10
                                                                          3224.99                           23054.90
                                                                          3299.06                           22586.40
                                                                          3245.01                           22944.40
                                                                          3325.09                           22404.40
                                                                          3319.08                           22438.80
                                                                          3226.99                           23075.80
                                                                          3214.98                           23153.10
                                                                          3307.07                           22501.20
                                                                          3251.02                           22866.90
                                                                          3393.15                           21858.40
                                                                          3399.15                           21826.70
                                                                          3361.12                           22071.60
                                                                          3359.12                           22086.20
                                                                          3397.15                           21819.40
                                                                          3383.14                           21902.30
                                                                          3389.15                           21871.00
                                                                          3303.07                           22448.30
                                                                          3297.06                           22480.80
                                                                          3220.99                           23034.80
                                                                          3224.99                           23031.20
                                                                          3194.97                           23243.70
                                                                          3164.94                           23457.60
                                                                          3231.00                           22984.00
                                                                          3321.08                           22326.10
                                                                          3299.06                           22476.20
                                                                          3391.15                           21865.10
                                                                          3449.20                           21485.80
                                                                          3449.20                           21487.10
                                                                          3301.06                           22433.50
                                                                          3283.05                           22532.20
                                                                          3275.04                           22611.80
                                                                          3275.04                           22596.30
                                                                          3301.06                           22434.50
                                                                          3311.07                           22353.10
                                                                          3200.97                           23103.30
                                                                          3058.84                           23990.20
                                                                          3082.86                           23798.50
                                                                          3068.85                           23895.20
                                                                          3008.79                           24311.20
                                                                          2974.76                           24587.60
                                                                          2916.71                           25066.00
                                                                          2882.68                           25344.00
                                                                          2906.70                           25137.60
                                                                          2870.66                           25447.20
                                                                          2814.61                           25922.00
                                                                          2776.58                           26277.60
                                                                          2788.59                           26159.00
                                                                          2724.53                           26744.60
                                                                          2750.55                           26484.80
                                                                          2662.47                           27319.80
                                                                          2642.45                           27550.40
                                                                          2626.44                           27739.40
                                                                          2672.48                           27286.10
                                                                          2580.39                           28275.20
                                                                          2580.39                           28275.20
                                                                          2574.39                           28348.90
                                                                          2620.43                           27863.20
                                                                          2702.51                           26985.30
                                                                          2672.48                           27263.40
                                                                          2576.39                           28274.80
                                                                          2522.34                           28856.00
                                                                          2508.33                           29026.30
                                                                          2496.32                           29153.50
                                                                          2530.35                           28780.60
                                                                          2528.35                           28811.90
                                                                          2498.32                           29137.20
                                                                          2470.29                           29492.70
                                                                          2526.34                           28809.80
                                                                          2474.30                           29463.70
                                                                          2408.24                           30310.80
                                                                          2388.08                           30561.40
                                                                          2371.96                           30835.70
                                                                          2281.27                           32095.60
                                                                          2267.17                           32402.70
                                                                          2247.01                           32657.30
                                                                          2247.01                           32657.30
                                                                          2238.95                           32732.20
                                                                          2255.08                           32563.30
                                                                          2182.53                           33561.50
                                                                          2188.57                           33506.80
                                                                          2174.46                           33726.60
                                                                          2126.10                           34479.00
                                                                          2259.11                           32256.40
                                                                          2283.29                           31902.60
                                                                          2386.07                           30388.10
                                                                          2253.06                           32105.40
                                                                          2132.14                           33813.70
                                                                          2224.85                           32239.50
                                                                          2271.20                           31637.30
                                                                          2182.53                           32855.60
                                                                          2128.11                           33698.40
                                                                          2128.11                           33698.40
                                                                          2107.96                           34180.90
                                                                          2089.82                           34482.10
                                                                          2067.66                           34944.60
                                                                          2067.66                           35019.40
                                                                          2166.40                           33300.20
                                                                          2107.96                           34193.00
                                                                          2182.53                           32938.70
                                                                          2196.63                           32683.40
                                                                          2283.29                           31346.10
                                                                          2188.57                           32473.30
                                                                          2116.02                           33671.50
                                                                          2107.96                           33877.80
                                                                          2037.43                           35030.30
                                                                          2025.34                           35241.40
                                                                          2001.15                           35777.80
                                                                          1932.63                           36955.10
                                                                          1983.02                           36097.20
                                                                          1924.57                           37202.80
                                                                          1985.03                           36101.20
                                                                          1976.97                           36258.00
                                                                          1970.92                           36357.10
                                                                          1983.02                           36365.70
                                                                          1928.60                           37524.60
                                                                          2001.15                           36072.60
                                                                          2001.15                           36072.60
                                                                          2007.20                           36103.30
                                                                          1904.42                           37931.30
                                                                          1874.19                           38685.90
                                                                          1908.45                           38008.50
                                                                          1920.54                           37858.90
2/29/00                                                                   1868.15                           38812.20
                                                                          1845.98                           39194.90
                                                                          1876.21                           38515.00
                                                                          1783.50                           40412.50
                                                                          1795.60                           40542.70
                                                                          1827.84                           39939.20
                                                                          1805.67                           40438.10
                                                                          1757.31                           41716.80
                                                                          1749.25                           41725.00
                                                                          1805.67                           40266.30
                                                                          1874.19                           38448.80
                                                                          1892.33                           37566.70
                                                                          1795.60                           39598.10
                                                                          1759.32                           40390.50
                                                                          1831.87                           38759.60
                                                                          1751.26                           40471.30
                                                                          1686.77                           41812.80
                                                                          1660.57                           42393.20
                                                                          1650.50                           42675.10
                                                                          1644.45                           42794.40
                                                                          1686.77                           41690.70
                                                                          1751.26                           40149.20
                                                                          1813.73                           38659.90
                                                                          1753.28                           40002.90
                                                                          1880.24                           37084.70
                                                                          1900.39                           36695.00
                                                                          1902.40                           36659.40
                                                                          1872.18                           37173.00
                                                                          1779.47                           39035.90
                                                                          1904.42                           36368.30
                                                                          1944.73                           35558.30
                                                                          2075.72                           33051.60
                                                                          2128.11                           32325.60
                                                                          2341.73                           29179.70
                                                                          2097.89                           32104.00
                                                                          2003.17                           33799.10
                                                                          2073.70                           32591.70
                                                                          2120.05                           31884.20
                                                                          2120.05                           31884.20
                                                                          2204.69                           30503.80
                                                                          2029.37                           32941.80
                                                                          2093.85                           31888.10
                                                                          1985.03                           33587.80
                                                                          1938.68                           34321.00
                                                                          1908.45                           34836.40
                                                                          2009.21                           32994.10
                                                                          2045.49                           32401.50
                                                                          2041.46                           32479.50
                                                                          1972.94                           33549.50
                                                                          2061.61                           32032.60
                                                                          2109.98                           31338.20
                                                                          2232.91                           29514.20
                                                                          2140.21                           30758.90
                                                                          2122.07                           30983.40
                                                                          2055.56                           31946.30
                                                                          1974.95                           33172.20
                                                                          2027.35                           32295.50
                                                                          2097.89                           31166.20
                                                                          2202.68                           29658.90
                                                                          2196.63                           29695.90
                                                                          2361.88                           27501.10
                                                                          2238.95                           28928.20
                                                                          2293.37                           28191.20
                                                                          2293.37                           28210.80
                                                                          2293.37                           28210.80
                                                                          2061.61                           31054.10
                                                                          2116.02                           30236.00
                                                                          1995.11                           32008.80
                                                                          1860.08                           34161.70
                                                                          1872.18                           33931.00
                                                                          1916.51                           33167.10
                                                                          1872.18                           33982.90
                                                                          1884.27                           33721.80
                                                                          1856.05                           34203.50
                                                                          1914.50                           33095.20
                                                                          1843.96                           34253.90
                                                                          1888.30                           33450.60
                                                                          1852.02                           34128.40
                                                                          1831.87                           34450.00
                                                                          1761.34                           35781.10
                                                                          1763.35                           35782.30
                                                                          1745.21                           36111.30
                                                                          1819.78                           34602.30
                                                                          1876.21                           33521.60
                                                                          1831.87                           34305.20
                                                                          1864.12                           33646.20
                                                                          1831.87                           34301.70
                                                                          1880.24                           33344.50
                                                                          1831.87                           34235.60
                                                                          1811.72                           34608.40
                                                                          1811.72                           34608.40
                                                                          1888.30                           33198.70
                                                                          1815.75                           34505.60
                                                                          1793.58                           34940.30
                                                                          1829.86                           34312.10
                                                                          1845.98                           34060.40
                                                                          1771.41                           35484.70
                                                                          1749.25                           35990.00
                                                                          1706.92                           36758.40
                                                                          1700.88                           36947.00
                                                                          1743.20                           36029.00
                                                                          1791.57                           34965.00
                                                                          1721.03                           36342.80
                                                                          1763.35                           35554.10
                                                                          1815.75                           34479.60
                                                                          1781.49                           35159.70
                                                                          1803.66                           34731.50
                                                                          1866.13                           33488.20
                                                                          1970.92                           31629.70
                                                                          1896.36                           32830.80
                                                                          1938.68                           32028.50
                                                                          1958.83                           31748.30
                                                                          1888.30                           32959.50
                                                                          1894.34                           32915.20
                                                                          1847.99                           33749.80
                                                                          1856.05                           33531.30
                                                                          1856.05                           33592.00
                                                                          1900.39                           32702.00
                                                                          1880.24                           33151.50
                                                                          1839.93                           33833.70
                                                                          1837.92                           33861.10
                                                                          1837.92                           33848.60
                                                                          1787.54                           34843.20
                                                                          1797.61                           34633.20
                                                                          1787.54                           34816.20
                                                                          1789.55                           34818.60
                                                                          1757.31                           35446.50
                                                                          1735.14                           35925.40
                                                                          1743.20                           35758.80
                                                                          1733.12                           35967.90
                                                                          1733.12                           35947.00
                                                                          1725.06                           36099.70
8/31/00                                                                   1674.68                           37089.90
                                                                          1666.62                           37287.40
                                                                          1666.62                           37287.40
                                                                          1712.97                           36266.20
                                                                          1779.47                           34907.10
                                                                          1729.09                           35959.90
                                                                          1789.55                           34687.20
                                                                          1837.92                           33716.60
                                                                          1860.08                           33354.00
                                                                          1823.81                           34035.10
                                                                          1825.83                           33995.70
                                                                          1860.08                           33440.00
                                                                          1898.37                           32614.00
                                                                          1811.72                           34168.30
                                                                          1795.60                           34478.10
                                                                          1833.89                           33820.40
                                                                          1835.90                           33666.10
                                                                          1874.19                           32946.80
                                                                          1896.36                           32587.40
                                                                          1898.37                           32490.10
                                                                          1823.81                           33884.10
                                                                          1900.39                           32478.40
                                                                          1958.83                           31453.80
                                                                          2017.27                           30502.10
                                                                          1956.82                           31411.90
                                                                          1974.95                           31147.70
                                                                          2039.44                           30125.50
                                                                          2037.43                           30188.80
                                                                          2124.08                           29000.80
                                                                          2172.45                           28202.50
                                                                          2234.92                           27328.60
                                                                          2051.53                           29814.70
                                                                          2061.61                           29557.20
                                                                          2124.08                           28854.30
                                                                          2140.21                           28555.30
                                                                          1952.79                           30953.40
                                                                          1922.56                           31441.50
                                                                          1932.63                           31126.60
                                                                          1997.12                           30501.40
                                                                          2124.08                           28266.90
                                                                          2075.72                           28808.40
                                                                          2073.70                           28882.20
                                                                          2138.19                           28025.50
                                                                          2005.18                           29855.90
                                                                          2031.38                           29337.20
                                                                          1993.09                           30094.00
                                                                          1978.98                           30216.20
                                                                          1993.09                           29930.20
                                                                          2003.17                           29831.10
                                                                          2128.11                           27825.60
                                                                          2130.13                           27807.10
                                                                          2240.97                           26289.90
                                                                          2293.37                           25802.00
                                                                          2111.99                           27647.40
                                                                          2077.73                           27985.80
                                                                          2202.68                           26607.40
                                                                          2204.69                           26695.10
                                                                          2285.30                           25399.90
                                                                          2291.35                           25346.40
                                                                          2386.07                           24270.50
                                                                          2386.07                           24270.50
                                                                          2259.11                           25742.60
                                                                          2293.37                           25189.80
                                                                          2420.33                           23841.70
                                                                          2482.80                           23675.60
                                                                          2523.10                           22799.60
                                                                          2480.78                           23192.50
                                                                          2488.85                           23234.90
                                                                          2212.75                           25949.80
                                                                          2297.40                           24956.80
                                                                          2327.62                           24740.40
                                                                          2226.86                           26336.60
                                                                          2107.96                           27041.70
                                                                          2182.53                           26043.90
                                                                          2269.18                           25003.90
                                                                          2365.91                           24006.80
                                                                          2436.45                           23132.00
                                                                          2436.45                           23132.00
                                                                          2587.59                           21827.10
                                                                          2746.10                           20105.20
                                                                          2731.69                           20237.20
                                                                          2503.19                           22160.30
                                                                          2503.19                           22160.30
                                                                          2521.72                           21872.30
                                                                          2474.37                           22378.20
                                                                          2474.37                           22418.30
                                                                          2593.77                           21300.20
                                                                          2593.77                           21300.20
                                                                          2818.15                           19363.50
                                                                          2322.04                           22998.20
                                                                          2369.39                           22376.60
                                                                          2532.01                           20628.50
                                                                          2501.13                           20753.00
                                                                          2488.78                           21024.60
                                                                          2381.74                           21955.20
                                                                          2293.22                           22961.00
                                                                          2299.40                           22795.10
                                                                          2299.40                           22795.10
                                                                          2328.22                           22473.80
                                                                          2256.17                           23273.80
                                                                          2155.30                           24290.70
                                                                          2169.71                           24157.00
                                                                          2180.00                           24042.00
                                                                          2118.24                           24832.60
                                                                          2128.54                           24799.90
                                                                          2223.23                           23611.90
                                                                          2200.59                           23938.80
                                                                          2153.24                           24509.50
                                                                          2161.47                           24433.20
                                                                          2231.46                           23586.00
                                                                          2217.05                           23714.80
                                                                          2330.27                           22487.00
                                                                          2334.39                           22442.70
                                                                          2328.22                           22496.70
                                                                          2381.74                           21918.30
                                                                          2441.44                           21427.30
                                                                          2536.13                           20573.10
                                                                          2509.37                           20800.50
                                                                          2593.77                           20087.70
                                                                          2490.84                           20973.80
                                                                          2431.14                           21567.10
                                                                          2575.24                           20125.10
                                                                          2575.24                           20125.10
                                                                          2694.64                           19057.20
                                                                          2754.34                           18724.50
                                                                          2783.16                           18487.00
                                                                          2768.75                           18702.00
                                                                          2713.16                           19080.20
                                                                          2879.91                           17869.30
2/28/01                                                                   2958.13                           17358.20
                                                                          2881.97                           17901.20
                                                                          3003.42                           17112.70
                                                                          2949.90                           17434.20
                                                                          2846.97                           17976.60
                                                                          2834.62                           18157.80
                                                                          2908.73                           17629.50
                                                                          3098.11                           16491.30
                                                                          3310.14                           15287.20
                                                                          3102.23                           16279.20
                                                                          3180.45                           15873.80
                                                                          3266.91                           15444.30
                                                                          3359.55                           14985.80
                                                                          3194.86                           15740.30
                                                                          3406.89                           14685.30
                                                                          3427.48                           14599.50
                                                                          3227.80                           15480.50
                                                                          3219.57                           15508.90
                                                                          3273.09                           15253.10
                                                                          3159.87                           15787.40
                                                                          3402.78                           14573.90
                                                                          3483.06                           14218.40
                                                                          3460.42                           14310.30
                                                                          3588.05                           13794.90
                                                                          3857.72                           12725.80
                                                                          3933.88                           12468.40
                                                                          3518.06                           13817.30
                                                                          3676.56                           13172.50
                                                                          3594.22                           13473.20
                                                                          3312.20                           14534.30
                                                                          3207.22                           14984.50
                                                                          3077.53                           15593.20
                                                                          3077.53                           15593.20
                                                                          3188.69                           15010.40
                                                                          3131.05                           15204.10
                                                                          2846.97                           16652.90
                                                                          2651.41                           17767.10
                                                                          2676.11                           17587.80
                                                                          2840.79                           16481.00
                                                                          2916.96                           16029.10
                                                                          2832.56                           16503.20
                                                                          2912.84                           16039.30
                                                                          2834.62                           16468.10
                                                                          2764.63                           16874.50
                                                                          2669.94                           17455.40
                                                                          2608.18                           17850.20
                                                                          2715.22                           17080.50
                                                                          2645.23                           17501.90
                                                                          2682.29                           17240.70
                                                                          2632.88                           17548.40
                                                                          2700.81                           17069.60
                                                                          2756.39                           16721.40
                                                                          2783.16                           16565.70
                                                                          2783.16                           16327.90
                                                                          2818.15                           16346.30
                                                                          2653.47                           17277.70
                                                                          2616.41                           17511.10
                                                                          2612.30                           17534.30
                                                                          2435.26                           18670.20
                                                                          2445.55                           18582.60
                                                                          2548.48                           17806.00
                                                                          2488.78                           18222.70
                                                                          2540.25                           17835.00
                                                                          2540.25                           17835.00
                                                                          2653.47                           17041.70
                                                                          2774.92                           16181.90
                                                                          2746.10                           16371.90
                                                                          2680.23                           16744.30
                                                                          2682.29                           16726.20
                                                                          2558.77                           17499.90
                                                                          2585.53                           17317.40
                                                                          2503.19                           17858.30
                                                                          2587.59                           17248.10
                                                                          2653.47                           16795.80
                                                                          2645.23                           16846.10
                                                                          2737.87                           16283.80
                                                                          2861.38                           15566.90
                                                                          2873.73                           15477.20
                                                                          2931.37                           15158.50
                                                                          2919.02                           15244.00
                                                                          2836.68                           15659.40
                                                                          2785.21                           15929.20
                                                                          2824.33                           15713.10
                                                                          2797.56                           15862.60
                                                                          2785.21                           15932.80
                                                                          2779.04                           15972.80
                                                                          2690.52                           16454.20
                                                                          2657.58                           16647.50
                                                                          2657.58                           16647.50
                                                                          2663.76                           16574.40
                                                                          2663.76                           16574.40
                                                                          2764.63                           15927.20
                                                                          2892.26                           15177.50
                                                                          2849.03                           15436.40
                                                                          2962.25                           14780.60
                                                                          2929.31                           14931.70
                                                                          2737.87                           15919.20
                                                                          2735.81                           15928.20
                                                                          2836.68                           15333.50
                                                                          2764.63                           15732.00
                                                                          2863.44                           15161.90
                                                                          2809.92                           15425.90
                                                                          2842.85                           15249.10
                                                                          2921.08                           14825.90
                                                                          2962.25                           14597.90
                                                                          2925.19                           14807.10
                                                                          2853.15                           15221.20
                                                                          2830.50                           15310.30
                                                                          2853.15                           15190.60
                                                                          2830.50                           15314.20
                                                                          2750.22                           15731.90
                                                                          2715.22                           15931.20
                                                                          2754.34                           15698.90
                                                                          2789.33                           15489.10
                                                                          2799.62                           15430.20
                                                                          2914.90                           14792.00
                                                                          2910.79                           14816.70
                                                                          2931.37                           14712.40
                                                                          2867.56                           15038.20
                                                                          2908.73                           14826.10
                                                                          3009.60                           14299.20
                                                                          2986.95                           14389.80
                                                                          3114.58                           13794.90
                                                                          3073.41                           13971.40
                                                                          3178.40                           13468.90
                                                                          3104.29                           13784.20
                                                                          3141.34                           13616.60
                                                                          2970.48                           14368.30
                                                                          2972.54                           14356.50
                                                                          3069.29                           13883.30
                                                                          3120.76                           13641.90
                                                                          3213.39                           13224.70
8/31/01                                                                   3180.45                           13368.40
                                                                          3180.45                           13368.40
                                                                          3279.26                           12953.90
                                                                          3297.79                           12873.60
                                                                          3423.36                           12386.00
                                                                          3439.83                           12318.50
                                                                          3413.07                           12419.60
                                                                          3413.07                           12419.60
                                                                          3413.07                           12419.60
                                                                          3413.07                           12419.60
                                                                          3413.07                           12419.60
                                                                          3678.62                           11394.60
                                                                          3760.96                           11139.40
                                                                          3812.43                           10990.10
                                                                          3942.12                           10608.40
                                                                          4067.69                           10250.80
                                                                          3839.19                           10833.60
                                                                          3855.66                           10804.00
                                                                          3997.70                           10401.10
                                                                          3997.70                           10408.30
                                                                          3913.30                           10627.50
                                                                          3968.88                           10471.70
                                                                          3948.29                           10545.70
                                                                          3647.74                           11364.70
                                                                          3614.81                           11467.00
                                                                          3583.93                           11567.70
                                                                          3561.29                           11639.60
                                                                          3658.04                           11320.60
                                                                          3485.12                           11867.40
                                                                          3254.56                           12642.30
                                                                          3248.39                           12678.40
                                                                          3283.38                           12542.70
                                                                          3221.63                           12778.20
                                                                          3427.48                           11959.50
                                                                          3380.13                           12100.70
                                                                          3341.02                           12257.70
                                                                          3254.56                           12580.50
                                                                          3252.50                           12589.50
                                                                          3159.87                           12959.00
                                                                          3038.41                           13453.50
                                                                          3087.82                           13233.80
                                                                          3254.56                           12503.20
                                                                          3328.67                           12209.20
                                                                          3271.03                           12414.10
                                                                          3133.11                           12954.10
                                                                          3126.93                           12969.00
                                                                          3011.65                           13464.00
                                                                          2923.14                           13854.10
                                                                          2921.08                           13868.50
                                                                          2947.84                           13740.50
                                                                          2943.72                           13780.10
                                                                          2916.96                           13905.60
                                                                          2820.21                           14378.60
                                                                          2809.92                           14425.30
                                                                          2816.09                           14395.20
                                                                          2818.15                           14391.20
                                                                          2752.28                           14713.60
                                                                          2869.61                           14096.10
                                                                          2865.50                           14117.10
                                                                          2865.50                           14117.10
                                                                          2818.15                           14348.70
                                                                          2741.98                           14732.40
                                                                          2758.45                           14643.40
                                                                          2849.03                           14162.80
                                                                          2770.80                           14547.30
                                                                          2776.98                           14517.70
                                                                          2826.38                           14258.40
                                                                          2702.87                           14865.40
                                                                          2558.77                           15653.50
                                                                          2564.95                           15626.70
                                                                          2630.82                           15225.90
                                                                          2674.05                           14966.20
                                                                          2647.29                           15111.00
                                                                          2632.88                           15189.90
                                                                          2737.87                           14571.00
                                                                          2729.63                           14605.20
                                                                          2669.94                           14920.60
                                                                          2641.12                           15078.30
                                                                          2686.16                           14814.60
                                                                          2806.65                           14165.80
                                                                          2769.25                           14356.00
                                                                          2771.33                           14347.30
                                                                          2771.33                           14347.30
                                                                          2746.40                           14470.30
                                                                          2719.40                           14612.60
                                                                          2694.47                           14745.90
                                                                          2769.25                           14344.90
                                                                          2769.25                           14344.90
                                                                          2706.93                           14648.20
                                                                          2613.45                           15160.00
                                                                          2598.90                           15236.10
                                                                          2642.53                           15006.90
                                                                          2615.52                           15159.30
                                                                          2634.22                           15042.70
                                                                          2632.14                           15069.20
                                                                          2669.54                           14864.50
                                                                          2719.40                           14587.90
                                                                          2704.85                           14667.00
                                                                          2792.11                           14180.50
                                                                          2713.16                           14574.80
                                                                          2802.49                           14082.70
                                                                          2802.49                           14082.70
                                                                          2885.59                           13660.20
                                                                          2798.34                           14091.70
                                                                          2769.25                           14236.50
                                                                          2779.64                           14174.00
                                                                          2767.18                           14234.00
                                                                          2846.12                           13819.90
                                                                          2812.88                           13998.20
                                                                          2792.11                           14100.40
                                                                          2829.50                           13900.10
                                                                          2918.83                           13454.60
                                                                          2952.07                           13306.20
                                                                          2985.31                           13152.50
                                                                          3051.79                           12860.50
                                                                          2970.77                           13209.00
                                                                          2920.91                           13440.70
                                                                          2945.84                           13323.50
                                                                          2900.13                           13523.50
                                                                          2918.83                           13414.00
                                                                          2997.78                           13068.30
                                                                          2997.78                           13068.30
                                                                          3097.49                           12618.70
                                                                          3051.79                           12809.60
                                                                          3182.67                           12263.70
                                                                          3161.89                           12335.70
                                                                          3043.48                           12807.10
                                                                          3058.02                           12745.30
                                                                          3105.80                           12538.70
2/28/02                                                                   3149.43                           12363.50
                                                                          2972.85                           13056.50
                                                                          2850.28                           13595.80
                                                                          2844.04                           13634.50
                                                                          2804.57                           13825.50
                                                                          2827.42                           13706.00
                                                                          2736.02                           14145.30
                                                                          2736.02                           14133.40
                                                                          2796.26                           13830.90
                                                                          2860.66                           13519.20
                                                                          2877.28                           13436.60
                                                                          2844.04                           13602.30
                                                                          2825.35                           13697.60
                                                                          2825.35                           13686.50
                                                                          2929.22                           13198.50
                                                                          2852.35                           13543.70
                                                                          2885.59                           13372.10
                                                                          2970.77                           12985.50
                                                                          2945.84                           13094.20
                                                                          2952.07                           13066.50
                                                                          2918.83                           13214.80
                                                                          2918.83                           13214.80
                                                                          2866.90                           13448.70
                                                                          2997.78                           12829.10
                                                                          3035.17                           12681.80
                                                                          3028.94                           12706.90
                                                                          3072.56                           12522.70
                                                                          3037.25                           12670.40
                                                                          3141.12                           12237.10
                                                                          3099.57                           12400.50
                                                                          3186.82                           12049.10
                                                                          3122.42                           12296.50
                                                                          3114.11                           12326.00
                                                                          2979.08                           12861.20
                                                                          3001.93                           12768.20
                                                                          3020.63                           12697.20
                                                                          3041.40                           12598.10
                                                                          3116.19                           12278.10
                                                                          3176.44                           12032.30
                                                                          3226.30                           11846.00
                                                                          3226.30                           11846.00
                                                                          3353.02                           11378.10
                                                                          3363.41                           11340.50
                                                                          3282.39                           11616.30
                                                                          3305.24                           11528.70
                                                                          3415.35                           11146.00
                                                                          3508.83                           10831.00
                                                                          3598.16                           10562.00
                                                                          3608.55                           10544.60
                                                                          3228.37                           11664.90
                                                                          3338.48                           11282.80
                                                                          3479.75                           10813.20
                                                                          3326.01                           11293.10
                                                                          3151.51                           11875.30
                                                                          3139.04                           11925.40
                                                                          3128.66                           11969.00
                                                                          3105.80                           12059.50
                                                                          3186.82                           11754.00
                                                                          3276.16                           11423.80
                                                                          3255.38                           11502.00
                                                                          3195.13                           11704.50
                                                                          3278.23                           11397.60
                                                                          3278.23                           11397.60
                                                                          3299.01                           11322.90
                                                                          3369.64                           11085.20
                                                                          3342.63                           11169.00
                                                                          3396.65                           10991.10
                                                                          3529.61                           10543.70
                                                                          3471.44                           10722.40
                                                                          3423.65                           10875.20
                                                                          3529.61                           10529.80
                                                                          3587.77                           10371.70
                                                                          3598.16                           10329.60
                                                                          3708.27                           10014.50
                                                                          3639.71                           10217.90
                                                                          3685.41                           10065.10
                                                                          3675.03                           10093.00
                                                                          3539.99                           10459.60
                                                                          3587.77                           10355.60
                                                                          3716.58                            9983.26
                                                                          3834.99                            9664.08
                                                                          3932.63                            9420.13
                                                                          3849.53                            9620.70
                                                                          3976.26                            9302.88
                                                                          3963.79                            9343.63
                                                                          3872.39                            9556.66
                                                                          3868.23                            9563.66
                                                                          4061.44                            9079.39
                                                                          4202.70                            8765.49
                                                                          4059.36                            9056.74
                                                                          4059.36                            9056.74
                                                                          3787.21                            9649.89
                                                                          3961.72                            9226.38
                                                                          4059.36                            9007.17
                                                                          4184.01                            8723.55
                                                                          4017.81                            9078.12
                                                                          4007.42                            9103.49
                                                                          3928.48                            9287.23
                                                                          3955.48                            9198.82
                                                                          3878.62                            9357.46
                                                                          4011.58                            9047.01
                                                                          4113.37                            8781.77
                                                                          4225.55                            8542.09
                                                                          4414.60                            8157.51
                                                                          4150.77                            8655.61
                                                                          4404.22                            8135.95
                                                                          4323.20                            8285.67
                                                                          4038.58                            8824.34
                                                                          4003.27                            8917.39
                                                                          4080.13                            8751.30
                                                                          4285.80                            8310.05
                                                                          4383.44                            8118.30
                                                                          4553.79                            7796.03
                                                                          4319.04                            8203.81
                                                                          4233.86                            8359.98
                                                                          4102.98                            8616.13
                                                                          4146.61                            8525.99
                                                                          4138.30                            8541.00
                                                                          4273.34                            8255.74
                                                                          3986.65                            8812.60
                                                                          3936.79                            8923.03
                                                                          3876.54                            9060.20
                                                                          3758.13                            9333.08
                                                                          3822.53                            9168.99
                                                                          3716.58                            9418.67
                                                                          3666.72                            9542.01
                                                                          3801.75                            9191.45
                                                                          3778.90                            9248.76
                                                                          3934.71                            8863.81
                                                                          4057.28                            8594.21
                                                                          3984.57                            8748.11
8/31/02                                                                   4063.51                            8571.92

                                AVERAGE ANNUAL
                                 TOTAL RETURN
                            -----------------------
                                           SINCE
                            1 YEAR(2)    INCEPTION
                            ---------    ----------
OTC/SHORT FUND                27.77%      (16.85%)
NASDAQ 100 INDEX(1)          (35.88%)      (3.11%)

The Potomac OTC Short Fund is designed to provide daily investment returns that correlate inversely to the performance of the Nasdaq 100 Index ("NDX"). The Fund primarily shorts the stocks that comprise the NDX and, from time to time, takes short positions in Nasdaq 100 futures contracts. During the fiscal year, the NDX declined (35.88%) while the Fund appreciated 27.77%. The returns of a -1 beta index fund for a 1 year period are determined by where the relevant index began the period, where the index closed the period and the ups and downs of the index within the period. A model -1 beta NDX Fund, meaning a fund that provided a return opposite of the NDX each day during the fiscal year without any allowance for management, administrative or trading costs, would have returned 28.29%, meaning the Potomac OTC Short Fund provided 98% of the theoretical, frictionless return, an excellent result.

(1) The performance of the Nasdaq 100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(2) As of August 31, 2002.
(3) The Fund currently only offers Investor Class shares for sale to the public.

           Past performance is not predictive of future performance.

                              SMALL CAP PLUS FUND

                               INVESTOR CLASS(3)
[SMALL CAP PLUS FUND]

                                                                    SMALL CAP PLUS FUND               RUSSELL 2000 INDEX (1)
                                                                    -------------------               ----------------------
                                                                          10000.00                           10000.00
                                                                          10049.20                           10029.90
                                                                           9862.34                            9935.65
                                                                           9793.51                            9871.05
2/28/99                                                                    9714.85                            9860.24
                                                                           9832.84                            9913.78
                                                                           9842.67                            9914.79
                                                                           9783.68                            9852.45
                                                                           9901.67                            9904.48
                                                                          10000.00                           10004.80
                                                                          10078.70                           10056.30
                                                                           9941.00                           10034.70
                                                                          10039.30                           10083.00
                                                                          10029.50                           10082.00
                                                                           9891.84                           10014.10
                                                                           9970.50                           10075.90
                                                                           9921.34                           10033.90
                                                                           9950.84                           10015.30
                                                                           9990.17                           10043.50
                                                                           9744.35                            9968.83
                                                                           9646.02                            9883.87
                                                                           9498.53                            9636.77
                                                                           9596.85                            9662.66
                                                                           9941.00                            9878.59
                                                                           9990.17                            9901.97
                                                                          10186.80                           10048.80
                                                                          10137.70                           10024.10
                                                                          10000.00                            9995.22
                                                                          10118.00                           10023.10
                                                                          10118.00                           10023.10
                                                                          10236.00                           10112.40
                                                                          10186.80                           10082.00
                                                                           9990.17                            9998.74
                                                                          10157.30                           10052.00
                                                                          10393.30                           10202.10
                                                                          10649.00                           10364.50
                                                                          10796.50                           10488.20
                                                                          10786.60                           10491.90
                                                                          10806.30                           10501.50
                                                                          10855.50                           10597.30
                                                                          10540.80                           10366.80
                                                                          10629.30                           10440.40
                                                                          11062.00                           10722.70
                                                                          11081.60                           10780.00
                                                                          11101.30                           10852.40
                                                                          11317.60                           10933.80
                                                                          11307.80                           10938.60
                                                                          11238.90                           10897.60
                                                                          11120.90                           10880.50
                                                                          11101.30                           10879.50
                                                                          11278.30                           10891.40
                                                                          11111.10                           10874.00
                                                                          11199.60                           10916.20
                                                                          11150.40                           10893.90
                                                                          11307.80                           10962.50
                                                                          11553.60                           11106.80
                                                                          11671.60                           11231.50
                                                                          11710.90                           11293.00
                                                                          11760.10                           11332.80
                                                                          11396.30                           11139.00
                                                                          11445.40                           11094.20
                                                                          11514.30                           11121.90
                                                                          11671.60                           11214.60
                                                                          11710.90                           11261.90
                                                                          11760.10                           11290.00
                                                                          11347.10                           11070.10
                                                                          11189.80                           10920.80
                                                                          11199.60                           10944.90
                                                                          11189.80                           10882.30
                                                                          11376.60                           11027.10
                                                                          11376.60                           11027.10
                                                                          11366.80                           10996.40
                                                                          11229.10                           10978.30
                                                                          11209.40                           10959.20
                                                                          11425.80                           11118.90
                                                                          11622.40                           11227.40
                                                                          11445.40                           11154.80
                                                                          11553.60                           11190.70
                                                                          11425.80                           11117.30
                                                                          11248.80                           11010.30
                                                                          11081.60                           10847.40
                                                                          11150.40                           10909.70
                                                                          11396.30                           11090.40
                                                                          11425.80                           11145.20
                                                                          11533.90                           11187.20
                                                                          11691.20                           11297.60
                                                                          11642.10                           11244.50
                                                                          11524.10                           11237.20
                                                                          11455.30                           11139.70
                                                                          11445.40                           11138.50
                                                                          11671.60                           11276.70
                                                                          11789.60                           11414.20
                                                                          11927.20                           11504.70
                                                                          11828.90                           11422.80
                                                                          11917.40                           11475.30
                                                                          11917.40                           11475.30
                                                                          11907.60                           11476.30
                                                                          11681.40                           11379.30
                                                                          11760.10                           11431.00
                                                                          11897.70                           11512.20
                                                                          11907.60                           11545.40
                                                                          11848.60                           11515.50
                                                                          12055.10                           11599.70
                                                                          12173.10                           11708.80
                                                                          12123.90                           11695.20
                                                                          11986.20                           11597.50
                                                                          11681.40                           11400.90
                                                                          11730.60                           11428.00
                                                                          11602.80                           11349.10
                                                                          11494.60                           11270.90
                                                                          11337.30                           11132.40
                                                                          11465.10                           11223.20
                                                                          11514.30                           11226.40
                                                                          11288.10                           11100.00
                                                                          11376.60                           11180.20
                                                                          11347.10                           11126.40
                                                                          11140.60                           10966.80
                                                                          10924.30                           10801.40
                                                                          11003.00                           10802.60
                                                                          10914.50                           10759.60
                                                                          10816.10                           10705.60
                                                                          10708.00                           10628.40
                                                                          10885.00                           10763.40
                                                                          10924.30                           10779.20
                                                                          11062.00                           10910.70
                                                                          11071.80                           10904.90
                                                                          11189.80                           10959.70
                                                                          11022.60                           10886.80
                                                                          11032.50                           10878.50
                                                                          11170.10                           10919.00
                                                                          11238.90                           10991.10
                                                                          11179.90                           10987.90
                                                                          11248.80                           11006.50
                                                                          11150.40                           10960.20
                                                                          11022.60                           10870.50
                                                                          10845.60                           10742.50
8/31/99                                                                   10904.60                           10754.40
                                                                          11032.50                           10833.80
                                                                          10845.60                           10744.10
                                                                          11209.40                           10959.00
                                                                          11209.40                           10959.00
                                                                          11258.60                           11016.00
                                                                          11130.80                           10957.20
                                                                          11219.30                           11004.20
                                                                          11376.60                           11090.20
                                                                          11268.40                           11051.50
                                                                          11268.40                           11016.00
                                                                          11130.80                           10968.00
                                                                          11003.00                           10815.20
                                                                          11199.60                           10920.80
                                                                          11062.00                           10889.40
                                                                          10924.30                           10720.90
                                                                          10953.80                           10746.80
                                                                          10708.00                           10562.80
                                                                          10639.10                           10484.40
                                                                          10786.60                           10604.30
                                                                          10668.60                           10519.60
                                                                          10737.50                           10595.80
                                                                          10934.10                           10741.00
                                                                          10786.60                           10646.30
                                                                          11032.50                           10723.70
                                                                          10963.60                           10708.60
                                                                          11062.00                           10802.90
                                                                          10983.30                           10761.40
                                                                          11042.30                           10751.30
                                                                          11150.40                           10813.70
                                                                          10934.10                           10675.20
                                                                          10668.60                           10540.50
                                                                          10698.10                           10540.20
                                                                          10590.00                           10424.30
                                                                          10393.30                           10278.50
                                                                          10442.50                           10329.50
                                                                          10501.50                           10405.20
                                                                          10540.80                           10413.50
                                                                          10698.10                           10524.60
                                                                          10649.00                           10501.20
                                                                          10599.80                           10451.70
                                                                          10649.00                           10476.40
                                                                          10826.00                           10628.20
                                                                          11003.00                           10774.70
                                                                          11091.50                           10854.70
                                                                          11111.10                           10869.00
                                                                          11307.80                           11021.60
                                                                          11347.10                           11057.80
                                                                          11484.80                           11120.90
                                                                          11553.60                           11187.70
                                                                          11543.80                           11218.10
                                                                          11573.20                           11279.50
                                                                          11524.10                           11248.50
                                                                          11701.10                           11303.90
                                                                          11779.70                           11386.30
                                                                          11966.60                           11484.60
                                                                          11878.10                           11489.40
                                                                          12055.10                           11614.30
                                                                          12015.70                           11594.90
                                                                          12035.40                           11582.40
                                                                          11750.20                           11423.50
                                                                          11868.20                           11460.70
                                                                          11868.20                           11460.70
                                                                          11897.70                           11536.40
                                                                          11848.60                           11486.40
                                                                          11701.10                           11414.20
                                                                          11740.40                           11403.90
                                                                          11966.60                           11574.10
                                                                          12173.10                           11678.10
                                                                          12123.90                           11707.60
                                                                          12163.20                           11706.30
                                                                          12212.40                           11785.20
                                                                          12094.40                           11686.20
                                                                          12173.10                           11731.70
                                                                          12291.00                           11823.90
                                                                          12005.90                           11632.10
                                                                          11927.20                           11596.20
                                                                          12110.10                           11695.20
                                                                          12149.90                           11719.10
                                                                          12130.00                           11743.80
                                                                          12428.00                           11959.90
                                                                          12517.40                           12014.00
                                                                          12646.60                           12126.80
                                                                          12646.60                           12126.80
                                                                          12706.20                           12177.90
                                                                          12855.20                           12278.90
                                                                          13133.40                           12493.30
                                                                          13073.80                           12482.80
                                                                          13292.30                           12687.90
                                                                          13073.80                           12478.50
                                                                          12447.90                           12025.00
                                                                          12428.00                           12036.40
                                                                          12308.80                           11948.60
                                                                          12736.00                           12274.60
                                                                          13113.50                           12616.00
                                                                          12795.60                           12382.70
                                                                          12706.20                           12318.10
                                                                          13063.80                           12598.40
                                                                          13312.20                           12758.50
                                                                          13312.20                           12758.50
                                                                          13471.10                           12906.80
                                                                          13699.60                           13071.70
                                                                          13977.80                           13254.20
                                                                          14206.30                           13421.60
                                                                          13749.30                           13145.40
                                                                          13719.50                           13111.20
                                                                          13689.70                           13097.40
                                                                          13560.60                           12996.30
                                                                          13113.50                           12684.60
                                                                          12815.50                           12473.70
                                                                          13133.40                           12662.80
                                                                          13302.30                           12817.10
                                                                          13689.70                           13112.20
                                                                          13828.80                           13210.00
                                                                          13987.70                           13382.70
                                                                          14166.60                           13510.90
                                                                          14067.20                           13473.40
                                                                          14285.80                           13629.50
                                                                          14077.10                           13501.10
                                                                          14156.60                           13572.50
                                                                          14166.60                           13580.00
                                                                          14414.90                           13769.00
                                                                          14752.70                           14037.00
                                                                          14256.00                           13716.80
                                                                          14256.00                           13716.80
                                                                          14126.80                           13597.90
                                                                          14464.60                           13823.10
                                                                          14583.80                           13926.90
                                                                          14583.80                           13994.80
                                                                          14633.50                           14018.40
2/29/00                                                                   15269.30                           14521.90
                                                                          15597.10                           14789.40
                                                                          15418.30                           14681.00
                                                                          15895.20                           15028.90
                                                                          16024.30                           15123.40
                                                                          15805.80                           14968.30
                                                                          15795.80                           14948.50
                                                                          16242.90                           15234.30
                                                                          16113.70                           15178.00
                                                                          15597.10                           14834.40
                                                                          15020.90                           14403.20
                                                                          14603.70                           14048.30
                                                                          14603.70                           14434.70
                                                                          15179.90                           14448.00
                                                                          14176.50                           13805.20
                                                                          14395.10                           13895.50
                                                                          14971.30                           14358.00
                                                                          15030.90                           14423.40
                                                                          15011.00                           14428.90
                                                                          14981.20                           14419.80
                                                                          14424.90                           14052.60
                                                                          13967.90                           13649.40
                                                                          13967.90                           13362.10
                                                                          13908.30                           13551.10
                                                                          13312.20                           12971.70
                                                                          12954.60                           12722.30
                                                                          13401.60                           13022.00
                                                                          13908.30                           13385.50
                                                                          14186.40                           13649.10
                                                                          13322.10                           13037.50
                                                                          13252.60                           12823.10
                                                                          12666.50                           12403.60
                                                                          12567.10                           12297.50
                                                                          11434.60                           11405.20
                                                                          11673.00                           11544.40
                                                                          12487.60                           12218.80
                                                                          12368.40                           12222.40
                                                                          12189.60                           12112.00
                                                                          12189.60                           12112.00
                                                                          11702.80                           11777.70
                                                                          12537.30                           12292.80
                                                                          12130.00                           12172.30
                                                                          12527.40                           12432.30
                                                                          12875.10                           12725.60
                                                                          13262.50                           13044.30
                                                                          12745.90                           12703.00
                                                                          12408.20                           12456.90
                                                                          12626.70                           12616.50
                                                                          12984.40                           12891.30
                                                                          12537.30                           12570.50
                                                                          12239.30                           12338.80
                                                                          11722.70                           11922.00
                                                                          12259.10                           12301.80
                                                                          12269.10                           12340.80
                                                                          12467.80                           12513.50
                                                                          12726.10                           12718.80
                                                                          12428.00                           12560.00
                                                                          12139.90                           12341.00
                                                                          11742.50                           12058.20
                                                                          11524.00                           11856.40
                                                                          11106.80                           11538.10
                                                                          11235.90                           11606.80
                                                                          11057.10                           11466.70
                                                                          11047.10                           11496.90
                                                                          11047.10                           11496.90
                                                                          11613.40                           11982.80
                                                                          11583.60                           11969.70
                                                                          12080.30                           12379.20
                                                                          12676.40                           12896.00
                                                                          12656.50                           12902.80
                                                                          12567.10                           12861.30
                                                                          12745.90                           12984.30
                                                                          12656.50                           12934.00
                                                                          12904.90                           13148.20
                                                                          12418.10                           12782.40
                                                                          12577.00                           12914.10
                                                                          12428.00                           12811.60
                                                                          12487.60                           12876.40
                                                                          12467.80                           12913.90
                                                                          12736.00                           13141.40
                                                                          12805.50                           13214.30
                                                                          12825.40                           13262.50
                                                                          12358.50                           12945.80
                                                                          12219.40                           12830.20
                                                                          12408.20                           12979.70
                                                                          12130.00                           12771.60
                                                                          12557.20                           13096.10
                                                                          12259.10                           12884.70
                                                                          12249.20                           13001.60
                                                                          12398.20                           13172.80
                                                                          12398.20                           13172.80
                                                                          12169.70                           13027.20
                                                                          12338.60                           13154.70
                                                                          12477.70                           13277.90
                                                                          12517.40                           13343.50
                                                                          12487.60                           13316.10
                                                                          12795.60                           13580.30
                                                                          12855.20                           13643.40
                                                                          12835.30                           13640.10
                                                                          12885.00                           13704.20
                                                                          12577.00                           13480.50
                                                                          12368.40                           13268.80
                                                                          12616.80                           13442.00
                                                                          12159.80                           13139.10
                                                                          11941.20                           12926.70
                                                                          12050.50                           12928.70
                                                                          11961.10                           12915.60
                                                                          11454.50                           12609.00
                                                                          11166.40                           12322.70
                                                                          11563.70                           12584.60
                                                                          11404.80                           12512.40
                                                                          11484.30                           12574.00
                                                                          11474.30                           12554.70
                                                                          11593.50                           12659.80
                                                                          11782.30                           12816.60
                                                                          11712.80                           12787.70
                                                                          11653.10                           12757.00
                                                                          11533.90                           12610.00
                                                                          11832.00                           12826.70
                                                                          11921.40                           12932.50
                                                                          11772.40                           12818.10
                                                                          11861.80                           12888.70
                                                                          11951.20                           12982.20
                                                                          11911.40                           12958.40
                                                                          11931.30                           12982.00
                                                                          11981.00                           13007.40
                                                                          11990.90                           13018.00
                                                                          12159.80                           13154.20
                                                                          12199.50                           13199.70
                                                                          12199.50                           13234.10
                                                                          12348.60                           13313.30
                                                                          12398.20                           13381.20
8/31/00                                                                   12497.60                           13520.90
                                                                          12636.70                           13622.00
                                                                          12636.70                           13622.00
                                                                          12557.20                           13549.30
                                                                          12467.80                           13481.50
                                                                          12686.30                           13644.90
                                                                          12418.10                           13465.90
                                                                          12408.20                           13413.60
                                                                          12378.40                           13383.70
                                                                          12408.20                           13423.20
                                                                          12587.00                           13554.10
                                                                          12259.10                           13344.70
                                                                          11941.20                           12987.80
                                                                          12159.80                           13154.40
                                                                          12110.10                           13107.20
                                                                          11802.20                           12929.50
                                                                          12000.90                           13041.60
                                                                          11851.80                           12955.10
                                                                          11692.90                           12817.40
                                                                          11683.00                           12772.90
                                                                          12139.90                           13165.20
                                                                          12070.40                           13105.70
                                                                          11832.00                           12861.90
                                                                          11583.60                           12685.90
                                                                          11702.80                           12756.80
                                                                          11563.70                           12635.60
                                                                          11196.20                           12342.80
                                                                          11206.10                           12305.30
                                                                          10888.20                           12106.70
                                                                          10937.90                           11933.50
                                                                          10600.10                           11637.70
                                                                          11116.70                           12075.60
                                                                          11176.30                           12109.80
                                                                          10798.80                           11836.50
                                                                          10987.50                           11719.10
                                                                          11444.50                           12098.40
                                                                          11633.30                           12253.00
                                                                          11702.80                           12316.10
                                                                          11533.90                           12263.60
                                                                          11216.00                           11945.40
                                                                          11404.80                           12059.70
                                                                          11444.50                           12062.00
                                                                          11484.30                           12134.10
                                                                          11891.60                           12510.20
                                                                          11832.00                           12447.30
                                                                          12179.70                           12743.70
                                                                          12189.60                           12763.30
                                                                          12110.10                           12668.00
                                                                          12179.70                           12719.60
                                                                          11911.40                           12585.60
                                                                          11762.40                           12451.10
                                                                          11335.20                           12088.40
                                                                          11265.70                           11979.00
                                                                          11623.30                           12239.50
                                                                          11702.80                           12362.10
                                                                          11335.20                           12107.00
                                                                          11464.40                           12131.40
                                                                          11106.80                           11820.40
                                                                          11017.30                           11733.70
                                                                          10759.00                           11510.20
                                                                          10759.00                           11510.20
                                                                          11235.90                           11861.40
                                                                          11186.20                           11857.10
                                                                          10769.00                           11538.40
                                                                          10610.00                           11427.30
                                                                          10441.10                           11209.60
                                                                          10739.20                           11483.60
                                                                          10570.30                           11321.50
                                                                          11176.30                           11843.80
                                                                          10898.10                           11652.00
                                                                          10878.20                           11590.70
                                                                          11275.60                           12042.40
                                                                          11702.80                           12247.50
                                                                          11434.60                           12009.50
                                                                          11206.10                           11812.10
                                                                          10987.50                           11608.80
                                                                          10818.60                           11513.50
                                                                          10997.50                           11644.70
                                                                          10848.50                           11532.40
                                                                          10391.50                           11155.80
                                                                          10500.70                           11237.00
                                                                          10927.90                           11638.20
                                                                          10927.90                           11638.20
                                                                          11047.10                           11729.70
                                                                          11375.00                           12048.20
                                                                          11732.60                           12418.40
                                                                          11375.00                           12154.50
                                                                          11375.00                           12154.50
                                                                          10749.10                           11625.60
                                                                          11434.60                           12176.10
                                                                          11176.30                           11995.40
                                                                          10788.80                           11642.00
                                                                          10769.00                           11604.20
                                                                          10778.90                           11662.30
                                                                          11176.30                           11951.40
                                                                          11325.30                           12162.80
                                                                          11375.00                           12210.30
                                                                          11375.00                           12210.30
                                                                          11583.60                           12399.60
                                                                          11643.20                           12404.10
                                                                          11683.00                           12433.50
                                                                          11434.60                           12269.10
                                                                          11533.90                           12320.90
                                                                          11881.60                           12620.30
                                                                          11822.00                           12625.10
                                                                          11722.70                           12543.40
                                                                          11752.50                           12535.30
                                                                          12040.60                           12767.30
                                                                          12149.90                           12861.60
                                                                          11981.00                           12778.10
                                                                          12060.50                           12793.20
                                                                          11762.40                           12606.20
                                                                          11802.20                           12587.10
                                                                          11961.10                           12713.30
                                                                          11971.00                           12746.50
                                                                          11822.00                           12641.10
                                                                          11673.00                           12494.30
                                                                          11941.20                           12703.00
                                                                          11792.20                           12633.10
                                                                          11911.40                           12656.20
                                                                          11990.90                           12791.00
                                                                          11683.00                           12550.40
                                                                          11683.00                           12550.40
                                                                          11484.30                           12345.80
                                                                          11235.90                           12154.00
                                                                          11086.90                           11996.90
                                                                          11096.80                           12001.70
                                                                          11394.90                           12274.60
                                                                          11096.80                           12034.30
2/28/01                                                                   10947.80                           11924.20
                                                                          10977.60                           11897.30
                                                                          11047.10                           11987.30
                                                                          11017.30                           11959.90
                                                                          11216.00                           12094.20
                                                                          11275.60                           12187.40
                                                                          11176.30                           12103.20
                                                                          10898.10                           11906.10
                                                                          10470.90                           11522.80
                                                                          10580.20                           11619.80
                                                                          10302.00                           11404.40
                                                                          10222.60                           11365.90
                                                                           9924.54                           11105.50
                                                                          10252.40                           11343.60
                                                                           9974.22                           11172.90
                                                                           9725.85                           10953.20
                                                                           9735.79                           10879.30
                                                                          10073.60                           11142.50
                                                                          10202.70                           11245.80
                                                                          10331.90                           11384.00
                                                                          10014.00                           11115.60
                                                                           9964.28                           11098.70
                                                                          10182.80                           11325.00
                                                                           9864.94                           11054.20
                                                                           9477.49                           10732.50
                                                                           9437.75                           10701.80
                                                                           9984.15                           11179.20
                                                                           9696.05                           10926.00
                                                                           9914.61                           11102.30
                                                                          10212.60                           11357.90
                                                                          10153.00                           11292.80
                                                                          10312.00                           11437.80
                                                                          10312.00                           11437.80
                                                                          10172.90                           11334.30
                                                                          10302.00                           11451.90
                                                                          10669.60                           11726.70
                                                                          10778.90                           11874.70
                                                                          10610.00                           11731.70
                                                                          10411.30                           11589.90
                                                                          10461.00                           11622.10
                                                                          10729.20                           11883.30
                                                                          10908.10                           12004.40
                                                                          11096.80                           12165.50
                                                                          11096.80                           12199.50
                                                                          11255.80                           12328.90
                                                                          11275.60                           12358.40
                                                                          11096.80                           12207.80
                                                                          11335.20                           12389.80
                                                                          11186.20                           12308.10
                                                                          11245.80                           12361.60
                                                                          11186.20                           12321.60
                                                                          11216.00                           12331.70
                                                                          11116.70                           12250.80
                                                                          11086.90                           12232.70
                                                                          11186.20                           12307.80
                                                                          11404.80                           12498.40
                                                                          11583.60                           12688.10
                                                                          11633.30                           12726.40
                                                                          11921.40                           12968.40
                                                                          11971.00                           13001.60
                                                                          11653.10                           12753.50
                                                                          11772.40                           12829.90
                                                                          11683.00                           12785.20
                                                                          11683.00                           12785.20
                                                                          11474.30                           12628.10
                                                                          11226.00                           12416.70
                                                                          11285.60                           12480.50
                                                                          11444.50                           12611.70
                                                                          11603.50                           12752.50
                                                                          11851.80                           12982.80
                                                                          11742.50                           12884.70
                                                                          11812.10                           12939.80
                                                                          11702.80                           12861.10
                                                                          11543.90                           12742.70
                                                                          11553.80                           12742.70
                                                                          11504.10                           12697.20
                                                                          11206.10                           12452.40
                                                                          11216.00                           12446.10
                                                                          11096.80                           12330.50
                                                                          11037.20                           12285.20
                                                                          11186.20                           12464.40
                                                                          11245.80                           12513.70
                                                                          10997.50                           12283.20
                                                                          10868.30                           12171.10
                                                                          11037.20                           12337.70
                                                                          11146.50                           12457.40
                                                                          11345.20                           12643.70
                                                                          11613.40                           12886.20
                                                                          11245.80                           12528.00
                                                                          11226.00                           12488.80
                                                                          11226.00                           12488.80
                                                                          11076.90                           12385.80
                                                                          10818.60                           12147.70
                                                                          10888.20                           12216.10
                                                                          10639.80                           12019.00
                                                                          10639.80                           11960.90
                                                                          10977.60                           12293.00
                                                                          11007.40                           12335.00
                                                                          10818.60                           12161.30
                                                                          11017.30                           12331.50
                                                                          10788.80                           12156.80
                                                                          10937.90                           12255.30
                                                                          10888.20                           12265.10
                                                                          10778.90                           12133.60
                                                                          10570.30                           11921.50
                                                                          10620.00                           11990.10
                                                                          10798.80                           12193.20
                                                                          10818.60                           12191.70
                                                                          10848.50                           12184.10
                                                                          10838.50                           12185.90
                                                                          10967.70                           12298.00
                                                                          10957.70                           12291.70
                                                                          10918.00                           12245.50
                                                                          10709.40                           12089.90
                                                                          10709.40                           12074.00
                                                                          10520.60                           11880.20
                                                                          10560.40                           11919.20
                                                                          10600.10                           11953.10
                                                                          10659.70                           12005.40
                                                                          10749.10                           12070.50
                                                                          10699.40                           12039.40
                                                                          10808.70                           12108.00
                                                                          10629.90                           11956.40
                                                                          10729.20                           12037.40
                                                                          10520.60                           11870.70
                                                                          10699.40                           11994.90
                                                                          10570.30                           11900.40
                                                                          10778.90                           12086.10
                                                                          10739.20                           12038.90
                                                                          10600.10                           11920.00
                                                                          10570.30                           11898.40
                                                                          10451.10                           11765.60
8/31/01                                                                   10461.00                           11778.20
                                                                          10461.00                           11778.20
                                                                          10401.40                           11738.00
                                                                          10302.00                           11626.10
                                                                          10043.80                           11396.90
                                                                           9835.13                           11190.70
                                                                           9715.92                           11078.60
                                                                           9715.92                           11078.60
                                                                           9715.92                           11078.60
                                                                           9715.92                           11078.60
                                                                           9715.92                           11078.60
                                                                           9149.65                           10499.00
                                                                           9010.57                           10347.90
                                                                           8792.01                           10135.20
                                                                           8394.63                            9744.36
                                                                           8215.81                            9524.16
                                                                           8593.32                            9898.70
                                                                           8662.86                            9958.78
                                                                           8523.78                            9798.15
                                                                           8623.13                            9877.83
                                                                           8881.42                           10177.20
                                                                           8732.41                            9994.47
                                                                           8821.82                           10099.80
                                                                           9109.92                           10387.10
                                                                           9209.26                           10483.10
                                                                           9139.72                           10431.10
                                                                           9070.18                           10361.00
                                                                           8970.83                           10273.00
                                                                           9328.47                           10599.30
                                                                           9596.71                           10835.00
                                                                           9527.16                           10773.50
                                                                           9566.90                           10811.20
                                                                           9666.25                           10922.80
                                                                           9348.34                           10670.40
                                                                           9298.67                           10584.20
                                                                           9417.88                           10700.80
                                                                           9576.84                           10821.50
                                                                           9487.43                           10742.80
                                                                           9477.49                           10749.80
                                                                           9715.92                           10958.70
                                                                           9725.85                           11026.30
                                                                           9457.62                           10794.10
                                                                           9288.74                           10628.70
                                                                           9467.56                           10762.90
                                                                           9636.44                           10931.60
                                                                           9596.71                           10886.10
                                                                           9715.92                           10998.40
                                                                           9894.74                           11130.20
                                                                           9845.07                           11080.40
                                                                           9795.39                           11036.60
                                                                           9755.66                           11012.50
                                                                           9795.39                           11072.30
                                                                          10004.00                           11269.90
                                                                          10143.10                           11382.50
                                                                          10073.60                           11296.30
                                                                          10073.60                           11344.60
                                                                          10262.30                           11505.50
                                                                          10143.10                           11409.70
                                                                          10073.60                           11369.70
                                                                          10073.60                           11369.70
                                                                          10262.30                           11523.30
                                                                          10272.20                           11593.70
                                                                          10272.20                           11580.90
                                                                          10073.60                           11404.70
                                                                          10391.50                           11646.70
                                                                          10292.10                           11582.60
                                                                          10153.00                           11488.40
                                                                          10500.70                           11760.10
                                                                          10769.00                           12051.20
                                                                          10898.10                           12121.80
                                                                          10808.70                           12096.20
                                                                          10610.00                           11919.50
                                                                          10649.80                           11934.30
                                                                          10649.80                           11947.90
                                                                          10431.20                           11781.00
                                                                          10560.40                           11846.80
                                                                          10828.60                           12064.20
                                                                          10898.10                           12203.80
                                                                          10828.60                           12117.80
                                                                          10598.00                           11917.00
                                                                          10858.70                           12166.80
                                                                          10888.70                           12211.80
                                                                          10888.70                           12211.80
                                                                          11029.10                           12321.90
                                                                          11079.20                           12383.00
                                                                          11089.30                           12408.10
                                                                          10898.80                           12279.40
                                                                          10898.80                           12279.40
                                                                          10888.70                           12246.50
                                                                          11149.40                           12455.60
                                                                          11249.70                           12550.90
                                                                          11059.20                           12397.10
                                                                          11199.60                           12515.70
                                                                          11089.30                           12436.30
                                                                          11139.40                           12450.60
                                                                          10999.00                           12315.60
                                                                          10768.40                           12141.40
                                                                          10838.60                           12191.40
                                                                          10588.00                           11975.80
                                                                          10748.40                           12125.80
                                                                          10748.40                           11924.20
                                                                          10748.40                           11924.20
                                                                          10437.50                           11800.10
                                                                          10638.10                           12001.70
                                                                          10708.30                           12059.00
                                                                          10698.20                           12049.40
                                                                          10748.40                           12097.90
                                                                          10547.80                           11914.40
                                                                          10728.30                           12058.70
                                                                          10788.50                           12143.70
                                                                          10718.30                           12066.80
                                                                          10447.60                           11816.60
                                                                          10417.50                           11784.70
                                                                          10247.00                           11623.60
                                                                          10126.70                           11522.80
                                                                          10377.40                           11730.70
                                                                          10487.70                           11847.60
                                                                          10517.80                           11864.90
                                                                          10638.10                           11973.50
                                                                          10467.60                           11833.20
                                                                          10467.60                           11795.50
                                                                          10467.60                           11795.50
                                                                          10206.90                           11562.50
                                                                          10427.50                           11745.30
                                                                          10166.80                           11523.80
                                                                          10357.30                           11690.50
                                                                          10437.50                           11768.90
                                                                          10517.80                           11846.80
                                                                          10588.00                           11880.00
2/28/02                                                                   10477.60                           11798.30
                                                                          10728.30                           12024.00
                                                                          10999.00                           12266.90
                                                                          10989.00                           12256.50
                                                                          11189.50                           12437.80
                                                                          11209.60                           12440.80
                                                                          11309.90                           12564.70
                                                                          11329.90                           12587.40
                                                                          11299.80                           12540.90
                                                                          11179.50                           12454.10
                                                                          11249.70                           12512.20
                                                                          11269.70                           12546.40
                                                                          11370.00                           12638.90
                                                                          11430.20                           12687.40
                                                                          11259.70                           12544.40
                                                                          11430.20                           12705.20
                                                                          11329.90                           12628.60
                                                                          11159.50                           12477.80
                                                                          11329.90                           12610.20
                                                                          11440.20                           12715.50
                                                                          11470.30                           12730.90
                                                                          11470.30                           12730.90
                                                                          11400.10                           12681.60
                                                                          11329.90                           12580.80
                                                                          11229.60                           12483.00
                                                                          11279.80                           12527.50
                                                                          11249.70                           12512.20
                                                                          11249.70                           12644.20
                                                                          11430.20                           12644.20
                                                                          11670.80                           12852.50
                                                                          11450.20                           12662.30
                                                                          11811.20                           12957.10
                                                                          11710.90                           12888.70
                                                                          12031.80                           13145.40
                                                                          11911.40                           13040.30
                                                                          11851.30                           13035.30
                                                                          11831.20                           13005.90
                                                                          11630.70                           12843.20
                                                                          11650.80                           12827.20
                                                                          11540.50                           12752.50
                                                                          11620.70                           12791.00
                                                                          11390.10                           12606.20
                                                                          11380.00                           12582.10
                                                                          11670.80                           12836.70
                                                                          11710.90                           12840.70
                                                                          11710.90                           12904.60
                                                                          11710.90                           12878.20
                                                                          11430.20                           12641.60
                                                                          11299.80                           12542.90
                                                                          11640.70                           12813.60
                                                                          11380.00                           12603.40
                                                                          11139.40                           12385.80
                                                                          11360.00                           12561.50
                                                                          11731.00                           12863.10
                                                                          11761.00                           12908.90
                                                                          11570.50                           12754.50
                                                                          11610.60                           12793.20
                                                                          11450.20                           12648.20
                                                                          11219.60                           12454.40
                                                                          11159.50                           12415.40
                                                                          11400.10                           12599.70
                                                                          11209.60                           12408.60
                                                                          11209.60                           12408.60
                                                                          11159.50                           12377.70
                                                                          11009.10                           12256.80
                                                                          11019.10                           12262.60
                                                                          10999.00                           12253.50
                                                                          10638.10                           11924.70
                                                                          10618.00                           11908.90
                                                                          10658.10                           11941.10
                                                                          10397.40                           11696.00
                                                                          10527.80                           11827.20
                                                                          10527.80                           11796.50
                                                                          10327.30                           11632.90
                                                                          10317.20                           11638.20
                                                                          10176.90                           11462.00
                                                                          10217.00                           11539.60
                                                                          10557.90                           11833.00
                                                                          10628.00                           11807.10
                                                                          10347.30                           11636.40
                                                                          10287.10                           11569.30
                                                                          10267.10                           11589.90
                                                                          10186.90                           11540.10
                                                                          10006.40                           11373.20
                                                                          10026.50                           11386.30
                                                                          10217.00                           11530.80
                                                                          10257.10                           11629.40
                                                                           9845.99                           11254.60
                                                                           9454.95                           10880.30
                                                                           9354.69                           10795.60
                                                                           9354.69                           10795.60
                                                                           9755.75                           11083.40
                                                                           9485.03                           10899.60
                                                                           9394.80                           10790.10
                                                                           9114.06                           10552.00
                                                                           9003.76                           10474.10
                                                                           8913.53                           10388.60
                                                                           8813.26                           10283.00
                                                                           8763.13                           10237.50
                                                                           8863.39                           10298.40
                                                                           8492.41                            9972.10
                                                                           8221.70                            9707.91
                                                                           7991.09                            9543.26
                                                                           7559.95                            9149.62
                                                                           8021.17                            9515.86
                                                                           7961.01                            9504.55
                                                                           8101.38                            9608.87
                                                                           8472.36                           10075.20
                                                                           8532.52                           10077.70
                                                                           8301.91                            9864.26
                                                                           8211.67                            9783.57
                                                                           7870.77                            9462.82
                                                                           7610.09                            9228.29
                                                                           7971.04                            9571.92
                                                                           8041.22                            9639.28
                                                                           8211.67                            9799.41
                                                                           8171.57                            9764.47
                                                                           8171.57                            9767.23
                                                                           7890.83                            9495.75
                                                                           8201.65                            9788.60
                                                                           8251.78                            9821.78
                                                                           8382.12                            9953.50
                                                                           8522.49                           10087.20
                                                                           8422.23                           10000.50
                                                                           8672.89                           10225.50
                                                                           8733.05                           10297.90
                                                                           8482.39                           10058.10
                                                                           8672.89                           10249.10
                                                                           8392.15                            9990.70
                                                                           8181.59                            9787.84
                                                                           8321.96                            9914.03
8/31/02                                                                    8231.73                            9827.56

                          AVERAGE ANNUAL TOTAL RETURN
                       ---------------------------------
                                           SINCE
                       1 YEAR(2)         INCEPTION
                       ---------    --------------------
INVESTOR CLASS          (21.24%)     (4.92%)    (2/22/99)
ADVISOR CLASS           (21.70%)    (19.37%)     (2/9/00)
BROKER CLASS(4)         (26.62%)    (23.84%)    (3/28/00)
RUSSELL 2000 INDEX(1)   (16.56%)     (0.49%)    (2/22/99)

The Potomac Small Cap Plus Fund seeks daily investment returns that correspond to 125% of the daily return of the Russell 2000 Index ("RTY"). To achieve its goal, the Fund invests primarily in equities, RTY futures contracts and swaps. The Fund does not purchase all 2,000 stock issues, but instead holds an optimized basket of equities designed to track the performance of the Russell 2000. The RTY began the fiscal year at 468.56 and, after declining significantly in response to September 11th, appreciated to a fiscal year high of 522.95 by April 2002. Unfortunately, the economic factors that caused significant declines in the other major indexes began to impact the RTY and it declined from April through July, reaching a fiscal year low 363.99. The index ended the fiscal year at 390.96, a decline of (16.56%) while the Fund's Investor Class declined (21.24%). A model 1.25 beta RTY Fund, meaning a fund that magnified the return of the RTY twenty-five percent each day during the fiscal year without any allowance for management, administrative or trading costs, would have declined (20.96%), meaning the relative performance of the Small Cap Plus Fund was excellent.

(1) The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
(2) As of August 31, 2002.
(3) The graph represents information for the Investor Class Shares only. Performance for other classes would be lower due to differences in the sales charges and/or the expenses paid by shareholders investing in the other classes.
(4) Reflects maximum applicable deferred sales charge of 5% during the first year, 4% during the second year, and 3% during the third year.

           Past performance is not predictive of future performance.

                              SMALL CAP/SHORT FUND

                               INVESTOR CLASS(3)
[SMALL CAP/SHORT FUND]

                                                                    SMALL CAP/SHORT FUND              RUSSELL 2000 INDEX (1)
                                                                    --------------------              ----------------------
                                                                         10000.00                            10000.00
                                                                         10002.00                            10045.20
                                                                         10006.00                            10139.60
                                                                         10006.00                            10139.60
                                                                         10008.00                            10182.20
                                                                         10008.00                            10266.70
                                                                         10008.00                            10446.00
                                                                         10008.00                            10437.20
                                                                         10008.00                            10608.70
                                                                         10010.00                            10433.60
                                                                         10012.00                            10054.40
                                                                         10012.00                            10063.90
                                                                         10014.00                             9990.54
                                                                         10016.00                            10263.10
                                                                         10018.00                            10548.60
                                                                         10018.00                            10353.50
                                                                         10020.00                            10299.50
                                                                         10020.00                            10533.90
                                                                         10024.00                            10667.70
                                                                         10024.00                            10667.70
                                                                         10026.00                            10791.70
                                                                         10026.00                            10929.60
                                                                         10028.00                            11082.20
                                                                         10032.00                            11222.20
                                                                         10034.00                            10991.20
                                                                         10036.00                            10962.60
                                                                         10072.00                            10951.00
                                                                         10100.00                            10866.60
                                                                         10292.00                            10605.90
                                                                         10518.00                            10429.60
                                                                         10238.00                            10587.60
                                                                         10084.00                            10716.70
                                                                         10084.00                            10963.50
                                                                         10084.00                            11045.20
                                                                         10084.00                            11189.60
                                                                         10084.00                            11296.80
                                                                         10084.00                            11265.50
                                                                         10084.00                            11396.00
                                                                         10084.00                            11288.60
                                                                          9986.00                            11348.30
                                                                          9940.00                            11354.60
                                                                          9848.00                            11512.60
                                                                          9790.00                            11736.70
                                                                          9790.00                            11468.90
                                                                          9790.00                            11468.90
                                                                          9864.00                            11369.50
                                                                          9622.00                            11557.80
                                                                          9622.00                            11644.60
                                                                          9624.00                            11701.40
                                                                          9632.00                            11721.10
2/29/00                                                                   9296.00                            12142.10
                                                                          9296.00                            12365.80
                                                                          9296.00                            12275.20
                                                                          9296.00                            12566.00
                                                                          9302.00                            12645.10
                                                                          9306.00                            12515.40
                                                                          9306.00                            12498.80
                                                                          9066.00                            12737.80
                                                                          9200.00                            12690.70
                                                                          9200.00                            12403.40
                                                                          9480.00                            12042.90
                                                                          9646.00                            11746.10
                                                                          9282.00                            12069.20
                                                                          9288.00                            12080.30
                                                                          9290.00                            11542.90
                                                                          9082.00                            11618.40
                                                                          8810.00                            12005.10
                                                                          8774.00                            12059.70
                                                                          8800.00                            12064.40
                                                                          8796.00                            12056.80
                                                                          9056.00                            11749.70
                                                                          9316.00                            11412.60
                                                                          9316.00                            11172.40
                                                                          9366.00                            11330.40
                                                                          9790.00                            10846.00
                                                                          9968.00                            10637.50
                                                                          9576.00                            10888.00
                                                                          9272.00                            11191.90
                                                                          9142.00                            11412.40
                                                                          9688.00                            10901.00
                                                                          9750.00                            10721.80
                                                                         10164.00                            10371.00
                                                                         10130.00                            10282.30
                                                                         10886.00                             9536.14
                                                                         10734.00                             9652.58
                                                                         10096.00                            10216.50
                                                                         10214.00                            10219.40
                                                                         10278.00                            10127.20
                                                                         10278.00                            10127.20
                                                                         10528.00                             9847.62
                                                                          9920.00                            10278.30
                                                                         10172.00                            10177.60
                                                                          9872.00                            10394.90
                                                                          9720.00                            10640.20
                                                                          9454.00                            10906.70
                                                                          9810.00                            10621.30
                                                                          9972.00                            10415.50
                                                                          9752.00                            10549.00
                                                                          9532.00                            10778.70
                                                                          9892.00                            10510.50
                                                                         10030.00                            10316.70
                                                                         10348.00                             9968.26
                                                                          9914.00                            10285.80
                                                                         10020.00                            10318.40
                                                                          9840.00                            10462.80
                                                                          9584.00                            10634.50
                                                                          9744.00                            10501.70
                                                                          9924.00                            10318.60
                                                                         10154.00                            10082.20
                                                                         10294.00                             9913.41
                                                                         10624.00                             9647.32
                                                                         10436.00                             9704.70
                                                                         10632.00                             9587.63
                                                                         10614.00                             9612.85
                                                                         10614.00                             9612.85
                                                                         10102.00                            10019.10
                                                                         10294.00                            10008.20
                                                                          9928.00                            10350.60
                                                                          9524.00                            10782.70
                                                                          9498.00                            10788.40
                                                                          9594.00                            10753.70
                                                                          9504.00                            10856.50
                                                                          9420.00                            10814.40
                                                                          9204.00                            10993.50
                                                                          9466.00                            10687.70
                                                                          9270.00                            10797.80
                                                                          9436.00                            10712.10
                                                                          9282.00                            10766.30
                                                                          9204.00                            10797.60
                                                                          9040.00                            10987.80
                                                                          8986.00                            11048.80
                                                                          8962.00                            11089.10
                                                                          9252.00                            10824.30
                                                                          9336.00                            10727.60
                                                                          9132.00                            10852.70
                                                                          9374.00                            10678.70
                                                                          9088.00                            10950.00
                                                                          9088.00                            10773.20
                                                                          8964.00                            10871.00
                                                                          8946.00                            11014.10
                                                                          8946.00                            11014.10
                                                                          9046.00                            10892.40
                                                                          8908.00                            10999.00
                                                                          8864.00                            11102.00
                                                                          8786.00                            11156.80
                                                                          8804.00                            11133.90
                                                                          8674.00                            11354.80
                                                                          8662.00                            11407.50
                                                                          8680.00                            11404.80
                                                                          8666.00                            11458.40
                                                                          8790.00                            11271.40
                                                                          8906.00                            11094.40
                                                                          8742.00                            11239.20
                                                                          8878.00                            10985.90
                                                                          9030.00                            10808.30
                                                                          8966.00                            10810.00
                                                                          8994.00                            10799.10
                                                                          9258.00                            10542.70
                                                                          9438.00                            10303.30
                                                                          9180.00                            10522.30
                                                                          9292.00                            10462.00
                                                                          9240.00                            10513.50
                                                                          9252.00                            10497.30
                                                                          9168.00                            10585.10
                                                                          9184.00                            10716.30
                                                                          9208.00                            10692.10
                                                                          9254.00                            10666.50
                                                                          9330.00                            10543.50
                                                                          8936.00                            10724.70
                                                                          9038.00                            10813.20
                                                                          9104.00                            10717.50
                                                                          9086.00                            10776.60
                                                                          9016.00                            10854.80
                                                                          9024.00                            10834.80
                                                                          9020.00                            10854.60
                                                                          8980.00                            10875.80
                                                                          8998.00                            10884.60
                                                                          8936.00                            10998.50
                                                                          8926.00                            11036.60
                                                                          8920.00                            11065.40
                                                                          8812.00                            11131.60
                                                                          8778.00                            11188.30
8/31/00                                                                   8672.00                            11305.20
                                                                          8620.00                            11389.70
                                                                          8620.00                            11389.70
                                                                          8664.00                            11329.00
                                                                          8712.00                            11272.20
                                                                          8576.00                            11408.80
                                                                          8688.00                            11259.20
                                                                          8718.00                            11215.50
                                                                          8724.00                            11190.40
                                                                          8692.00                            11223.40
                                                                          8608.00                            11332.90
                                                                          8802.00                            11157.90
                                                                          9000.00                            10859.40
                                                                          8836.00                            10998.80
                                                                          8896.00                            10959.20
                                                                          9088.00                            10810.60
                                                                          8912.00                            10904.40
                                                                          9022.00                            10832.10
                                                                          9130.00                            10716.90
                                                                          9130.00                            10679.70
                                                                          8862.00                            11007.80
                                                                          8920.00                            10958.00
                                                                          9094.00                            10754.10
                                                                          9228.00                            10607.00
                                                                          9170.00                            10666.30
                                                                          9256.00                            10565.00
                                                                          9504.00                            10320.10
                                                                          9510.00                            10288.80
                                                                          9746.00                            10122.70
                                                                          9854.00                             9977.93
                                                                         10108.00                             9730.55
                                                                          9700.00                            10096.70
                                                                          9618.00                            10125.30
                                                                          9880.00                             9896.80
                                                                          9956.00                             9798.65
                                                                          9654.00                            10115.80
                                                                          9520.00                            10245.10
                                                                          9464.00                            10297.80
                                                                          9590.00                            10253.90
                                                                          9824.00                             9987.81
                                                                          9642.00                            10083.40
                                                                          9634.00                            10085.30
                                                                          9608.00                            10145.60
                                                                          9334.00                            10460.10
                                                                          9360.00                            10407.50
                                                                          9190.00                            10655.30
                                                                          9192.00                            10671.70
                                                                          9238.00                            10592.10
                                                                          9184.00                            10635.10
                                                                          9346.00                            10523.10
                                                                          9430.00                            10410.70
                                                                          9680.00                            10107.40
                                                                          9734.00                            10016.00
                                                                          9490.00                            10233.70
                                                                          9442.00                            10336.30
                                                                          9692.00                            10123.00
                                                                          9636.00                            10143.30
                                                                          9872.00                             9883.35
                                                                          9938.00                             9810.84
                                                                         10124.00                             9623.99
                                                                         10124.00                             9623.99
                                                                          9772.00                             9917.61
                                                                          9820.00                             9914.04
                                                                         10114.00                             9647.53
                                                                         10264.00                             9554.64
                                                                         10324.00                             9372.62
                                                                         10136.00                             9601.72
                                                                         10210.00                             9466.15
                                                                          9803.59                             9902.90
                                                                         10042.00                             9742.53
                                                                         10046.20                             9691.25
                                                                          9861.65                            10068.90
                                                                          9527.81                            10240.40
                                                                          9743.46                            10041.40
                                                                          9909.34                             9876.42
                                                                         10044.10                             9706.38
                                                                         10168.50                             9626.73
                                                                          9977.77                             9736.44
                                                                         10160.20                             9642.49
                                                                         10452.60                             9327.64
                                                                         10353.10                             9395.53
                                                                         10085.60                             9730.97
                                                                         10085.60                             9730.97
                                                                         10040.00                             9807.48
                                                                          9859.58                            10073.80
                                                                          9587.94                            10383.40
                                                                          9855.43                            10162.70
                                                                          9855.43                            10162.70
                                                                         10203.80                             9720.46
                                                                          9797.37                            10180.80
                                                                          9901.05                            10029.60
                                                                         10276.40                             9734.13
                                                                         10241.10                             9702.60
                                                                         10253.50                             9751.15
                                                                         10089.70                             9992.85
                                                                          9986.06                            10169.60
                                                                          9948.74                            10209.30
                                                                          9948.74                            10209.30
                                                                          9745.53                            10367.60
                                                                          9751.75                            10371.40
                                                                          9714.43                            10396.00
                                                                          9880.31                            10258.50
                                                                          9820.18                            10301.80
                                                                          9608.68                            10552.10
                                                                          9637.71                            10556.10
                                                                          9672.96                            10487.80
                                                                          9672.96                            10481.10
                                                                          9507.08                            10675.10
                                                                          9453.17                            10753.90
                                                                          9569.28                            10684.10
                                                                          9496.71                            10696.70
                                                                          9720.65                            10540.40
                                                                          9704.06                            10524.40
                                                                          9550.62                            10629.90
                                                                          9525.74                            10657.60
                                                                          9670.89                            10569.60
                                                                          9784.93                            10446.80
                                                                          9585.87                            10621.30
                                                                          9689.55                            10562.90
                                                                          9592.09                            10582.20
                                                                          9538.18                            10694.80
                                                                          9724.80                            10493.70
                                                                          9724.80                            10493.70
                                                                          9826.40                            10322.60
                                                                          9983.99                            10162.30
                                                                         10060.70                            10030.90
                                                                         10066.90                            10034.90
                                                                          9857.50                            10263.10
                                                                         10035.80                            10062.20
2/28/01                                                                  10116.70                             9970.15
                                                                         10106.30                             9947.67
                                                                         10071.10                            10022.90
                                                                         10100.10                            10000.00
                                                                          9940.44                            10112.20
                                                                          9886.53                            10190.20
                                                                          9950.81                            10119.80
                                                                         10139.50                             9955.02
                                                                         10415.30                             9634.50
                                                                         10292.90                             9715.63
                                                                         10550.10                             9535.51
                                                                         10558.40                             9503.35
                                                                         10742.90                             9285.61
                                                                         10508.60                             9484.65
                                                                         10742.90                             9341.94
                                                                         10867.30                             9158.24
                                                                         10966.80                             9096.45
                                                                         10695.20                             9316.51
                                                                         10581.20                             9402.89
                                                                         10521.00                             9518.49
                                                                         10759.50                             9294.02
                                                                         10734.60                             9279.93
                                                                         10523.10                             9469.09
                                                                         10778.10                             9242.73
                                                                         11118.20                             8973.71
                                                                         11124.40                             8948.07
                                                                         10606.00                             9347.19
                                                                         10848.60                             9135.54
                                                                         10657.90                             9282.88
                                                                         10438.10                             9496.63
                                                                         10502.40                             9442.19
                                                                         10394.50                             9563.46
                                                                         10394.50                             9563.46
                                                                         10519.00                             9476.87
                                                                         10390.40                             9575.23
                                                                         10081.40                             9804.96
                                                                          9992.28                             9928.75
                                                                         10106.30                             9809.16
                                                                         10249.40                             9690.62
                                                                         10170.60                             9717.52
                                                                          9992.28                             9935.90
                                                                          9836.77                            10037.20
                                                                          9710.28                            10171.90
                                                                          9728.94                            10200.30
                                                                          9602.46                            10308.50
                                                                          9592.09                            10333.10
                                                                          9712.36                            10207.20
                                                                          9556.84                            10359.40
                                                                          9668.81                            10291.10
                                                                          9627.34                            10335.90
                                                                          9672.96                            10302.40
                                                                          9637.71                            10310.90
                                                                          9706.14                            10243.20
                                                                          9712.36                            10228.00
                                                                          9623.19                            10290.90
                                                                          9478.05                            10450.20
                                                                          9378.52                            10608.90
                                                                          9341.20                            10640.80
                                                                          9175.31                            10843.20
                                                                          9148.36                            10871.00
                                                                          9355.71                            10663.50
                                                                          9252.03                            10727.40
                                                                          9322.53                            10690.00
                                                                          9322.53                            10690.00
                                                                          9455.24                            10558.60
                                                                          9556.84                            10381.90
                                                                          9531.96                            10435.30
                                                                          9438.65                            10545.00
                                                                          9330.83                            10662.70
                                                                          9169.09                            10855.20
                                                                          9243.74                            10773.20
                                                                          9202.27                            10819.30
                                                                          9278.99                            10753.50
                                                                          9359.86                            10654.50
                                                                          9341.20                            10654.50
                                                                          9376.45                            10616.50
                                                                          9585.87                            10411.70
                                                                          9558.92                            10406.50
                                                                          9619.05                            10309.80
                                                                          9660.52                            10272.00
                                                                          9548.55                            10421.80
                                                                          9500.86                            10463.00
                                                                          9672.96                            10270.30
                                                                          9747.61                            10176.50
                                                                          9621.12                            10315.90
                                                                          9546.47                            10415.90
                                                                          9413.77                            10571.70
                                                                          9235.45                            10774.50
                                                                          9459.39                            10475.00
                                                                          9480.12                            10442.20
                                                                          9480.12                            10442.20
                                                                          9592.09                            10356.00
                                                                          9789.08                            10157.00
                                                                          9728.94                            10214.20
                                                                          9913.49                            10049.40
                                                                          9898.97                            10000.80
                                                                          9660.52                            10278.50
                                                                          9629.42                            10313.60
                                                                          9751.75                            10168.40
                                                                          9616.97                            10310.60
                                                                          9787.00                            10164.60
                                                                          9670.89                            10247.00
                                                                          9726.87                            10255.10
                                                                          9793.22                            10145.20
                                                                          9921.78                             9967.84
                                                                          9901.05                            10025.20
                                                                          9799.44                            10195.00
                                                                          9766.27                            10193.80
                                                                          9726.87                            10187.50
                                                                          9755.90                            10189.00
                                                                          9652.22                            10282.70
                                                                          9679.18                            10277.40
                                                                          9714.43                            10238.80
                                                                          9874.09                            10108.70
                                                                          9878.24                            10095.40
                                                                         10004.70                             9933.37
                                                                          9979.84                             9965.95
                                                                          9965.32                             9994.33
                                                                          9925.93                            10038.00
                                                                          9853.35                            10092.50
                                                                          9905.19                            10066.40
                                                                          9822.25                            10123.80
                                                                          9973.62                             9997.06
                                                                          9901.05                            10064.70
                                                                         10064.90                             9925.39
                                                                          9905.19                            10029.20
                                                                         10017.20                             9950.19
                                                                          9863.72                            10105.50
                                                                          9903.12                            10066.00
                                                                         10021.30                             9966.58
                                                                         10044.10                             9948.51
                                                                         10137.40                             9837.53
8/31/01                                                                  10129.10                             9848.04
                                                                         10129.10                             9848.04
                                                                         10170.60                             9814.41
                                                                         10245.20                             9720.89
                                                                         10465.00                             9529.20
                                                                         10626.80                             9356.86
                                                                         10724.20                             9263.12
                                                                         10724.20                             9263.12
                                                                         10724.20                             9263.12
                                                                         10724.20                             9263.12
                                                                         10724.20                             9263.12
                                                                         11217.70                             8778.45
                                                                         11342.10                             8652.14
                                                                         11630.40                             8474.33
                                                                         12055.40                             8147.50
                                                                         12221.30                             7963.39
                                                                         11817.00                             8276.55
                                                                         11711.20                             8326.78
                                                                         11850.10                             8192.48
                                                                         11732.00                             8259.11
                                                                         11474.90                             8509.43
                                                                         11659.40                             8356.63
                                                                         11557.80                             8444.69
                                                                         11250.90                             8684.92
                                                                         11141.00                             8765.21
                                                                         11192.90                             8721.70
                                                                         11282.00                             8663.07
                                                                         11371.20                             8589.50
                                                                         11049.80                             8862.31
                                                                         10774.00                             9059.46
                                                                         10861.10                             9007.97
                                                                         10805.10                             9039.49
                                                                         10709.70                             9132.81
                                                                         11064.30                             8921.79
                                                                         11078.80                             8849.70
                                                                         10995.90                             8947.22
                                                                         10817.50                             9048.11
                                                                         10900.50                             8982.32
                                                                         10944.00                             8988.21
                                                                         10709.70                             9162.87
                                                                         10730.50                             9219.40
                                                                         10956.50                             9025.20
                                                                         11097.50                             8886.90
                                                                         10931.60                             8999.14
                                                                         10794.70                             9140.17
                                                                         10830.00                             9102.12
                                                                         10715.90                             9196.07
                                                                         10545.90                             9306.21
                                                                         10593.60                             9264.59
                                                                         10633.00                             9228.02
                                                                         10660.00                             9207.84
                                                                         10641.30                             9257.87
                                                                         10436.00                             9423.06
                                                                         10307.50                             9517.22
                                                                         10371.70                             9445.13
                                                                         10380.00                             9485.49
                                                                         10224.50                             9620.00
                                                                         10315.80                             9539.92
                                                                         10357.20                             9506.50
                                                                         10357.20                             9506.50
                                                                         10195.50                             9634.92
                                                                         10187.20                             9693.77
                                                                         10185.10                             9683.05
                                                                         10334.40                             9535.72
                                                                         10056.60                             9738.12
                                                                         10154.00                             9684.52
                                                                         10297.10                             9605.71
                                                                         10027.50                             9832.91
                                                                          9840.91                            10076.30
                                                                          9722.72                            10135.40
                                                                          9791.15                            10113.90
                                                                          9942.52                             9966.16
                                                                          9909.34                             9978.56
                                                                          9905.19                             9989.91
                                                                         10075.20                             9850.35
                                                                          9959.10                             9905.42
                                                                          9743.46                            10087.20
                                                                          9755.90                            10203.90
                                                                          9801.16                            10132.00
                                                                          9969.29                             9964.06
                                                                          9794.35                            10173.00
                                                                          9764.81                            10210.60
                                                                          9764.81                            10210.60
                                                                          9639.86                            10302.60
                                                                          9708.01                            10353.70
                                                                          9712.56                            10374.80
                                                                          9796.62                            10267.10
                                                                          9796.62                            10267.10
                                                                          9821.61                            10239.60
                                                                          9646.67                            10414.50
                                                                          9592.15                            10494.10
                                                                          9726.19                            10365.50
                                                                          9623.95                            10464.70
                                                                          9698.93                            10398.30
                                                                          9644.40                            10410.30
                                                                          9748.91                            10297.40
                                                                          9912.49                            10151.80
                                                                          9846.60                            10193.60
                                                                         10053.40                            10013.20
                                                                          9942.03                            10138.70
                                                                          9942.03                             9970.15
                                                                          9942.03                             9970.15
                                                                         10167.00                             9866.33
                                                                         10044.30                            10034.90
                                                                          9969.29                            10082.80
                                                                          9992.01                            10074.80
                                                                          9926.12                            10115.40
                                                                         10092.00                             9961.96
                                                                          9962.47                            10082.60
                                                                          9903.40                            10153.60
                                                                          9953.38                            10089.30
                                                                         10155.60                             9880.20
                                                                         10196.50                             9853.51
                                                                         10312.40                             9718.78
                                                                         10421.40                             9634.50
                                                                         10201.00                             9808.32
                                                                         10132.90                             9906.05
                                                                         10101.10                             9920.55
                                                                         10010.20                            10011.40
                                                                         10153.30                             9894.07
                                                                         10191.90                             9862.54
                                                                         10191.90                             9862.54
                                                                         10366.90                             9667.71
                                                                         10187.40                             9820.51
                                                                         10407.80                             9635.34
                                                                         10253.30                             9774.69
                                                                         10187.40                             9840.27
                                                                         10126.00                             9905.42
                                                                         10071.50                             9933.16
2/28/02                                                                  10153.30                             9864.86
                                                                          9962.47                            10053.60
                                                                          9787.53                            10256.60
                                                                          9778.45                            10248.00
                                                                          9642.13                            10399.50
                                                                          9621.68                            10402.10
                                                                          9580.79                            10505.70
                                                                          9558.07                            10524.60
                                                                          9562.61                            10485.70
                                                                          9646.67                            10413.20
                                                                          9592.15                            10461.80
                                                                          9585.33                            10490.30
                                                                          9517.17                            10567.70
                                                                          9444.47                            10608.20
                                                                          9573.97                            10488.70
                                                                          9476.28                            10623.20
                                                                          9530.80                            10559.10
                                                                          9637.58                            10433.00
                                                                          9528.53                            10543.70
                                                                          9449.01                            10631.80
                                                                          9424.02                            10644.60
                                                                          9424.02                            10644.60
                                                                          9435.38                            10603.40
                                                                          9474.00                            10519.10
                                                                          9519.44                            10437.40
                                                                          9512.63                            10474.60
                                                                          9533.08                            10461.80
                                                                          9533.08                            10572.10
                                                                          9412.66                            10572.10
                                                                          9264.99                            10746.30
                                                                          9412.66                            10587.20
                                                                          9219.55                            10833.80
                                                                          9294.52                            10776.60
                                                                          9078.69                            10991.20
                                                                          9153.66                            10903.30
                                                                          9201.37                            10899.10
                                                                          9196.83                            10874.50
                                                                          9328.60                            10738.60
                                                                          9287.71                            10725.10
                                                                          9380.86                            10662.70
                                                                          9317.24                            10694.80
                                                                          9512.63                            10540.40
                                                                          9503.54                            10520.20
                                                                          9310.42                            10733.10
                                                                          9283.16                            10736.50
                                                                          9283.16                            10789.80
                                                                          9317.24                            10767.80
                                                                          9469.46                            10570.00
                                                                          9530.80                            10487.40
                                                                          9314.97                            10713.80
                                                                          9485.36                            10538.00
                                                                          9651.22                            10356.00
                                                                          9489.91                            10503.00
                                                                          9237.72                            10755.20
                                                                          9246.81                            10793.40
                                                                          9376.31                            10664.40
                                                                          9335.42                            10696.70
                                                                          9439.93                            10575.50
                                                                          9583.06                            10413.40
                                                                          9653.49                            10380.80
                                                                          9508.08                            10534.90
                                                                          9621.68                            10375.20
                                                                          9621.68                            10375.20
                                                                          9655.76                            10349.30
                                                                          9748.91                            10248.20
                                                                          9728.46                            10253.00
                                                                          9733.01                            10245.50
                                                                          9980.65                             9970.58
                                                                          9998.82                             9957.33
                                                                          9978.38                             9984.24
                                                                         10155.60                             9779.31
                                                                         10073.80                             9889.03
                                                                         10062.40                             9863.39
                                                                         10191.90                             9726.56
                                                                         10198.80                             9730.97
                                                                         10291.90                             9583.64
                                                                         10262.40                             9648.58
                                                                         10005.60                             9893.86
                                                                          9964.74                             9872.21
                                                                         10148.80                             9729.50
                                                                         10196.50                             9673.39
                                                                         10228.30                             9690.62
                                                                         10269.20                             9649.00
                                                                         10446.40                             9509.45
                                                                         10444.10                             9520.38
                                                                         10341.90                             9641.23
                                                                         10273.70                             9723.62
                                                                         10505.50                             9410.24
                                                                         10737.20                             9097.29
                                                                         10812.20                             9026.46
                                                                         10812.20                             9026.46
                                                                         10475.90                             9267.11
                                                                         10685.00                             9113.47
                                                                         10787.20                             9021.84
                                                                         11021.20                             8822.80
                                                                         11118.90                             8757.65
                                                                         11191.60                             8686.19
                                                                         11307.50                             8597.91
                                                                         11330.20                             8559.87
                                                                         11209.80                             8610.73
                                                                         11559.60                             8337.92
                                                                         11916.30                             8117.03
                                                                         12164.00                             7979.36
                                                                         12627.50                             7650.22
                                                                         12150.40                             7956.45
                                                                         12164.00                             7946.99
                                                                         12020.90                             8034.22
                                                                         11284.70                             8424.09
                                                                         11264.30                             8426.20
                                                                         11407.40                             8247.76
                                                                         11496.00                             8180.29
                                                                         11859.50                             7912.10
                                                                         12154.90                             7716.01
                                                                         11705.00                             8003.32
                                                                         11611.90                             8059.65
                                                                         11421.10                             8193.53
                                                                         11464.20                             8164.32
                                                                         11457.40                             8166.63
                                                                         11770.90                             7939.64
                                                                         11407.40                             8184.49
                                                                         11368.80                             8212.24
                                                                         11216.60                             8322.37
                                                                         11066.60                             8434.18
                                                                         11155.20                             8361.67
                                                                         10903.10                             8549.78
                                                                         10830.40                             8610.31
                                                                         11087.10                             8409.80
                                                                         10873.50                             8569.54
                                                                         11148.40                             8353.48
                                                                         11359.70                             8183.86
                                                                         11214.30                             8289.37
8/31/02                                                                  11316.50                             8217.07

                             AVERAGE ANNUAL
                              TOTAL RETURN
                         -----------------------
                                        SINCE
                         1 YEAR(2)    INCEPTION
                         ---------    ----------
SMALL CAP/SHORT FUND       11.77%        4.70%
RUSSELL 2000 INDEX(1)     (16.56%)      (7.02%)

The Potomac Small Cap Short Fund is designed to provide, on a daily basis, investment returns that correlate inversely to the daily performance of the Russell 2000 Index ("RTY"). The Fund acquires short positions in equity swap contracts and in RTY futures contracts. For the fiscal year, the RTY lost (16.56%) while the Fund gained 11.77%. The returns of -1 beta index fund for a 1 year period are determined by the level of the relevant index at the beginning of the period, the level of the index at the close of the period and the ups and downs of the index within the period. A model -1 beta RTY Fund, meaning a fund that provided a return opposite of the RTY each day during the fiscal year without any allowance for management fees, trading costs or fees relating to the administration of the fund, would have returned 13.22% even though the RTY declined (16.56%). For most of the fiscal year the Potomac Small Cap Short Fund performed better than its model. However, the Russell rebalancing at the end of June led to under performance in July and August that resulted in the Fund falling slightly below its theoretical target. Nevertheless, in light of the expenses associated with running the Fund, the performance was quite good.

(1) The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(2) As of August 31, 2002.
(3) The Fund currently only offers Investor Class shares for sale to the public.

           Past performance is not predictive of future performance.

                                DOW 30 PLUS FUND

                               INVESTOR CLASS(3)
[DOW 30 PLUS FUND]

                                                                      DOW 30 PLUS FUND           DJ INDUSTRIAL AVERAGE INDEX (1)
                                                                      ----------------           -------------------------------
                                                                         10000.00                            10000.00
                                                                         10280.00                            10223.90
                                                                         10110.00                            10168.50
                                                                         10010.00                            10061.20
                                                                          9940.00                            10026.30
                                                                         10020.00                            10086.70
                                                                         10140.00                            10168.20
                                                                         10090.00                            10139.10
                                                                         10070.00                            10109.70
                                                                         10110.00                            10168.70
                                                                         10130.00                            10186.50
                                                                         10190.00                            10197.80
                                                                         10030.00                            10095.30
                                                                         10110.00                            10146.30
                                                                         10110.00                            10149.00
                                                                         10350.00                            10332.20
                                                                         10350.00                            10332.20
                                                                         10320.00                            10318.90
                                                                         10430.00                            10396.50
                                                                         10410.00                            10403.70
                                                                         10370.00                            10374.90
                                                                         10440.00                            10414.90
                                                                         10250.00                            10288.50
                                                                          9820.00                             9962.74
                                                                          9980.00                            10075.70
                                                                         10090.00                            10194.00
                                                                         10420.00                            10438.00
                                                                         10470.00                            10483.00
                                                                         10390.00                            10427.60
                                                                         10430.00                            10463.80
                                                                         10470.00                            10492.20
                                                                         10630.00                            10619.50
                                                                         10630.00                            10619.50
                                                                         10440.00                            10472.60
                                                                         10390.00                            10407.90
                                                                         10210.00                            10282.90
                                                                         10090.00                            10192.60
                                                                          9810.00                             9972.02
                                                                          9840.00                             9991.69
                                                                          9850.00                             9994.50
                                                                          9850.00                             9990.00
                                                                          9500.00                             9728.07
                                                                          9740.00                             9910.74
                                                                          9780.00                            10001.80
                                                                          9720.00                             9967.52
                                                                          9750.00                             9976.79
                                                                          9680.00                             9931.82
                                                                          9600.00                             9879.27
                                                                          9660.00                             9926.21
                                                                          9380.00                             9692.09
                                                                          9310.00                             9641.79
                                                                          9080.00                             9443.93
                                                                          9180.00                             9529.65
                                                                          9400.00                             9709.24
                                                                          9220.00                             9567.31
                                                                          9160.00                             9524.88
                                                                          8870.00                             9257.60
                                                                          8870.00                             9257.60
                                                                          8930.00                             9334.89
                                                                          8870.00                             9263.23
                                                                          8730.00                             9142.65
                                                                          8480.00                             8933.84
                                                                          8660.00                             9093.75
2/29/00                                                                   8780.00                             9174.98
                                                                          8790.00                             9183.69
                                                                          8810.00                             9208.14
                                                                          9000.00                             9391.38
                                                                          8760.00                             9213.19
                                                                          8320.00                             8873.97
                                                                          8410.00                             8928.78
                                                                          8600.00                             9068.46
                                                                          8520.00                             8994.26
                                                                          8530.00                             9010.85
                                                                          8330.00                             8887.75
                                                                          8660.00                             9177.78
                                                                          9170.00                             9629.99
                                                                          9130.00                             9597.95
                                                                          9210.00                             9674.95
                                                                          9450.00                             9880.68
                                                                          9400.00                             9843.86
                                                                          9670.00                            10073.20
                                                                          9690.00                            10066.70
                                                                          9560.00                             9988.03
                                                                          9480.00                             9906.74
                                                                          9580.00                             9981.57
                                                                          9530.00                             9946.73
                                                                          9460.00                             9893.89
                                                                          9800.00                            10165.70
                                                                          9730.00                            10113.90
                                                                          9580.00                             9995.34
                                                                          9670.00                            10068.10
                                                                          9660.00                            10065.60
                                                                          9740.00                            10133.60
                                                                          9860.00                            10224.70
                                                                          9660.00                            10078.00
                                                                          9450.00                             9895.36
                                                                          8770.00                             9335.73
                                                                          9030.00                             9586.42
                                                                          9220.00                             9753.93
                                                                          9150.00                             9670.17
                                                                          9330.00                             9823.35
                                                                          9330.00                             9823.35
                                                                          9390.00                             9879.55
                                                                          9640.00                            10077.70
                                                                          9420.00                             9915.25
                                                                          9350.00                             9863.25
                                                                          9200.00                             9723.57
                                                                          9270.00                             9794.11
                                                                          9180.00                             9721.05
                                                                          8910.00                             9493.68
                                                                          8850.00                             9432.41
                                                                          9020.00                             9582.21
                                                                          9040.00                             9605.56
                                                                          8970.00                             9544.97
                                                                          8730.00                             9391.90
                                                                          8960.00                             9553.32
                                                                          9020.00                             9610.75
                                                                          9220.00                             9790.49
                                                                          9350.00                             9905.35
                                                                          9180.00                             9756.03
                                                                          9180.00                             9762.86
                                                                          9030.00                             9626.59
                                                                          8800.00                             9550.22
                                                                          8690.00                             9441.27
                                                                          8800.00                             9543.70
                                                                          8580.00                             9352.17
                                                                          8540.00                             9329.82
                                                                          8540.00                             9329.82
                                                                          8770.00                             9536.26
                                                                          8720.00                             9531.91
                                                                          8840.00                             9649.55
                                                                          8980.00                             9778.69
                                                                          9010.00                             9797.30
                                                                          8930.00                             9725.08
                                                                          8990.00                             9795.09
                                                                          8840.00                             9664.52
                                                                          8790.00                             9615.00
                                                                          8730.00                             9569.85
                                                                          8790.00                             9622.05
                                                                          8850.00                             9681.94
                                                                          8870.00                             9706.28
                                                                          8600.00                             9465.75
                                                                          8710.00                             9564.08
                                                                          8570.00                             9452.94
                                                                          8630.00                             9509.63
                                                                          8510.00                             9399.46
                                                                          8540.00                             9425.39
                                                                          8690.00                             9550.62
                                                                          8640.00                             9515.72
                                                                          8660.00                             9536.85
                                                                          8530.00                             9419.32
                                                                          8570.00                             9464.47
                                                                          8690.00                             9566.64
                                                                          8690.00                             9566.64
                                                                          8600.00                             9496.82
                                                                          8600.00                             9494.89
                                                                          8760.00                             9634.86
                                                                          8770.00                             9644.46
                                                                          8850.00                             9717.49
                                                                          8910.00                             9768.73
                                                                          8910.00                             9773.21
                                                                          8930.00                             9794.99
                                                                          8920.00                             9787.31
                                                                          8860.00                             9729.02
                                                                          8820.00                             9689.30
                                                                          8970.00                             9823.18
                                                                          8830.00                             9723.26
                                                                          8800.00                             9679.37
                                                                          8810.00                             9692.83
                                                                          8630.00                             9526.61
                                                                          8700.00                             9589.70
                                                                          8610.00                             9521.80
                                                                          8620.00                             9531.59
                                                                          8710.00                             9608.56
                                                                          8790.00                             9681.56
                                                                          8800.00                             9698.81
                                                                          8860.00                             9754.23
                                                                          8970.00                             9844.14
                                                                          9080.00                             9943.68
                                                                          9010.00                             9879.31
                                                                          9020.00                             9881.96
                                                                          9130.00                             9989.80
                                                                          9280.00                            10124.20
                                                                          9170.00                            10025.30
                                                                          9120.00                             9972.22
                                                                          9160.00                            10015.00
                                                                          9150.00                            10006.70
                                                                          9190.00                            10036.90
                                                                          9250.00                            10090.70
                                                                          9250.00                            10095.60
                                                                          9300.00                            10130.20
                                                                          9300.00                            10139.10
                                                                          9360.00                            10193.70
                                                                          9320.00                            10159.50
                                                                          9200.00                            10057.90
8/31/00                                                                   9320.00                            10159.50
                                                                          9340.00                            10180.90
                                                                          9340.00                            10180.90
                                                                          9360.00                            10200.70
                                                                          9410.00                            10246.00
                                                                          9360.00                            10200.00
                                                                          9300.00                            10164.50
                                                                          9280.00                            10141.70
                                                                          9330.00                            10175.90
                                                                          9270.00                            10129.60
                                                                          9170.00                            10043.90
                                                                          8990.00                             9898.49
                                                                          8880.00                             9791.16
                                                                          8850.00                             9773.74
                                                                          8750.00                             9681.91
                                                                          8830.00                             9752.21
                                                                          8920.00                             9826.35
                                                                          8870.00                             9790.82
                                                                          8680.00                             9630.64
                                                                          8680.00                             9627.96
                                                                          8870.00                             9805.24
                                                                          8690.00                             9648.39
                                                                          8740.00                             9692.97
                                                                          8750.00                             9710.74
                                                                          8820.00                             9769.38
                                                                          8770.00                             9715.43
                                                                          8640.00                             9599.13
                                                                          8600.00                             9573.67
                                                                          8540.00                             9533.78
                                                                          8440.00                             9433.58
                                                                          8060.00                             9090.07
                                                                          8210.00                             9232.83
                                                                          8270.00                             9275.07
                                                                          8110.00                             9140.01
                                                                          8000.00                             9036.11
                                                                          8170.00                             9188.26
                                                                          8250.00                             9264.00
                                                                          8300.00                             9304.89
                                                                          8400.00                             9414.81
                                                                          8330.00                             9354.49
                                                                          8390.00                             9403.08
                                                                          8610.00                             9593.77
                                                                          8840.00                             9815.84
                                                                          8980.00                             9938.47
                                                                          8910.00                             9873.55
                                                                          8880.00                             9856.37
                                                                          8820.00                             9799.70
                                                                          8990.00                             9943.97
                                                                          8960.00                             9921.30
                                                                          8900.00                             9880.42
                                                                          8830.00                             9814.47
                                                                          8580.00                             9604.94
                                                                          8500.00                             9527.31
                                                                          8680.00                             9675.70
                                                                          8710.00                             9699.74
                                                                          8640.00                             9653.02
                                                                          8620.00                             9629.33
                                                                          8450.00                             9477.85
                                                                          8490.00                             9506.70
                                                                          8380.00                             9420.48
                                                                          8380.00                             9420.48
                                                                          8460.00                             9484.71
                                                                          8540.00                             9553.41
                                                                          8490.00                             9518.55
                                                                          8610.00                             9628.64
                                                                          8400.00                             9434.22
                                                                          8360.00                             9397.12
                                                                          8550.00                             9566.89
                                                                          8860.00                             9872.87
                                                                          8630.00                             9660.59
                                                                          8570.00                             9617.99
                                                                          8610.00                             9704.55
                                                                          8700.00                             9716.23
                                                                          8740.00                             9754.70
                                                                          8760.00                             9778.41
                                                                          8630.00                             9670.20
                                                                          8380.00                             9452.76
                                                                          8610.00                             9643.41
                                                                          8540.00                             9588.11
                                                                          8270.00                             9347.65
                                                                          8450.00                             9500.17
                                                                          8600.00                             9634.48
                                                                          8600.00                             9634.48
                                                                          8660.00                             9686.01
                                                                          8770.00                             9786.30
                                                                          8820.00                             9845.73
                                                                          8720.00                             9772.56
                                                                          8720.00                             9772.56
                                                                          8590.00                             9644.07
                                                                          8890.00                             9915.47
                                                                          8860.00                             9885.27
                                                                          8590.00                             9658.44
                                                                          8560.00                             9621.61
                                                                          8500.00                             9577.40
                                                                          8550.00                             9606.13
                                                                          8530.00                             9610.92
                                                                          8450.00                             9534.67
                                                                          8450.00                             9534.67
                                                                          8580.00                             9649.97
                                                                          8510.00                             9588.08
                                                                          8600.00                             9673.18
                                                                          8500.00                             9591.02
                                                                          8510.00                             9582.56
                                                                          8570.00                             9647.39
                                                                          8560.00                             9644.82
                                                                          8650.00                             9719.60
                                                                          8580.00                             9656.60
                                                                          8620.00                             9694.84
                                                                          8800.00                             9857.00
                                                                          8800.00                             9862.58
                                                                          8910.00                             9949.79
                                                                          8780.00                             9841.51
                                                                          8890.00                             9933.68
                                                                          8870.00                             9926.04
                                                                          8870.00                             9916.35
                                                                          8790.00                             9856.41
                                                                          8710.00                             9766.64
                                                                          8860.00                             9916.40
                                                                          8820.00                             9877.04
                                                                          8720.00                             9779.28
                                                                          8820.00                             9865.89
                                                                          8720.00                             9783.28
                                                                          8720.00                             9783.28
                                                                          8650.00                             9720.83
                                                                          8440.00                             9535.76
                                                                          8450.00                             9535.97
                                                                          8360.00                             9459.05
                                                                          8560.00                             9640.79
                                                                          8560.00                             9635.68
2/28/01                                                                   8400.00                             9507.40
                                                                          8370.00                             9466.51
                                                                          8380.00                             9481.16
                                                                          8470.00                             9568.12
                                                                          8510.00                             9594.31
                                                                          8650.00                             9719.67
                                                                          8760.00                             9836.21
                                                                          8550.00                             9642.69
                                                                          8120.00                             9247.39
                                                                          8210.00                             9322.17
                                                                          7900.00                             9034.70
                                                                          7950.00                             9087.08
                                                                          7740.00                             8898.77
                                                                          7870.00                             9021.70
                                                                          7620.00                             8805.79
                                                                          7400.00                             8594.03
                                                                          7290.00                             8505.69
                                                                          7420.00                             8610.14
                                                                          7600.00                             8775.68
                                                                          7830.00                             9011.22
                                                                          7670.00                             8864.30
                                                                          7690.00                             8876.72
                                                                          7760.00                             8948.93
                                                                          7620.00                             8857.57
                                                                          7340.00                             8592.86
                                                                          7390.00                             8619.77
                                                                          7780.00                             8984.51
                                                                          7660.00                             8869.50
                                                                          7720.00                             8918.47
                                                                          7950.00                             9151.81
                                                                          7870.00                             9070.94
                                                                          7990.00                             9173.73
                                                                          7990.00                             9173.73
                                                                          7990.00                             9202.38
                                                                          8060.00                             9255.07
                                                                          8460.00                             9616.61
                                                                          8540.00                             9687.16
                                                                          8430.00                             9584.01
                                                                          8360.00                             9540.88
                                                                          8300.00                             9470.32
                                                                          8460.00                             9625.09
                                                                          8520.00                             9685.92
                                                                          8640.00                             9792.55
                                                                          8550.00                             9724.53
                                                                          8720.00                             9872.53
                                                                          8700.00                             9852.90
                                                                          8620.00                             9780.41
                                                                          8780.00                             9920.45
                                                                          8750.00                             9905.89
                                                                          8700.00                             9859.09
                                                                          8690.00                             9844.12
                                                                          8740.00                             9883.49
                                                                          8650.00                             9802.75
                                                                          8700.00                             9853.49
                                                                          8700.00                             9849.54
                                                                          9050.00                            10160.20
                                                                          9080.00                            10189.80
                                                                          9140.00                            10238.00
                                                                          9160.00                            10270.70
                                                                          9090.00                            10197.60
                                                                          8930.00                            10060.20
                                                                          8950.00                            10075.50
                                                                          8830.00                             9969.48
                                                                          8830.00                             9969.48
                                                                          8860.00                            10000.10
                                                                          8700.00                             9849.24
                                                                          8730.00                             9884.85
                                                                          8820.00                             9955.93
                                                                          8880.00                            10020.40
                                                                          9000.00                            10123.90
                                                                          8890.00                            10028.20
                                                                          8900.00                            10046.80
                                                                          8790.00                             9943.78
                                                                          8730.00                             9894.04
                                                                          8760.00                             9917.86
                                                                          8690.00                             9848.32
                                                                          8500.00                             9683.91
                                                                          8450.00                             9623.68
                                                                          8470.00                             9643.38
                                                                          8410.00                             9599.25
                                                                          8460.00                             9645.14
                                                                          8520.00                             9706.83
                                                                          8420.00                             9606.42
                                                                          8310.00                             9515.50
                                                                          8280.00                             9486.75
                                                                          8250.00                             9452.65
                                                                          8370.00                             9571.66
                                                                          8310.00                             9513.85
                                                                          8400.00                             9596.58
                                                                          8380.00                             9576.10
                                                                          8380.00                             9576.10
                                                                          8280.00                             9493.44
                                                                          8060.00                             9287.64
                                                                          8100.00                             9329.96
                                                                          7980.00                             9217.85
                                                                          8050.00                             9277.08
                                                                          8280.00                             9492.65
                                                                          8340.00                             9547.06
                                                                          8270.00                             9486.42
                                                                          8400.00                             9608.06
                                                                          8360.00                             9574.94
                                                                          8410.00                             9611.33
                                                                          8370.00                             9581.11
                                                                          8210.00                             9443.21
                                                                          8040.00                             9277.17
                                                                          8200.00                             9426.23
                                                                          8250.00                             9471.49
                                                                          8210.00                             9436.19
                                                                          8190.00                             9422.65
                                                                          8310.00                             9532.34
                                                                          8300.00                             9520.75
                                                                          8340.00                             9558.04
                                                                          8310.00                             9523.26
                                                                          8190.00                             9422.28
                                                                          8240.00                             9474.30
                                                                          8080.00                             9324.62
                                                                          8090.00                             9329.20
                                                                          8200.00                             9435.81
                                                                          8200.00                             9435.50
                                                                          8200.00                             9432.12
                                                                          8140.00                             9372.13
                                                                          8190.00                             9414.32
                                                                          8030.00                             9276.86
                                                                          8120.00                             9348.69
                                                                          7960.00                             9216.49
                                                                          8070.00                             9309.58
                                                                          8030.00                             9266.32
                                                                          8220.00                             9442.08
                                                                          8170.00                             9405.10
                                                                          8020.00                             9259.87
                                                                          7890.00                             9141.09
                                                                          7720.00                             8985.89
8/31/01                                                                   7760.00                             9013.22
                                                                          7760.00                             9013.22
                                                                          7790.00                             9056.47
                                                                          7830.00                             9088.88
                                                                          7630.00                             8914.56
                                                                          7400.00                             8701.69
                                                                          7410.00                             8701.38
                                                                          7410.00                             8701.38
                                                                          7410.00                             8701.38
                                                                          7410.00                             8701.38
                                                                          7410.00                             8701.38
                                                                          6700.00                             8081.03
                                                                          6740.00                             8065.36
                                                                          6590.00                             7934.67
                                                                          6220.00                             7587.79
                                                                          6110.00                             7460.61
                                                                          6450.00                             7794.02
                                                                          6500.00                             7844.84
                                                                          6420.00                             7760.98
                                                                          6520.00                             7864.27
                                                                          6670.00                             8014.78
                                                                          6670.00                             8005.06
                                                                          6770.00                             8108.11
                                                                          6930.00                             8265.00
                                                                          6880.00                             8208.02
                                                                          6920.00                             8261.36
                                                                          6880.00                             8214.41
                                                                          6860.00                             8200.37
                                                                          7040.00                             8371.06
                                                                          7200.00                             8524.68
                                                                          7140.00                             8464.63
                                                                          7140.00                             8467.77
                                                                          7170.00                             8500.93
                                                                          7020.00                             8363.91
                                                                          6970.00                             8300.72
                                                                          7000.00                             8337.77
                                                                          7170.00                             8494.41
                                                                          7140.00                             8460.94
                                                                          7130.00                             8465.96
                                                                          7260.00                             8572.20
                                                                          7320.00                             8646.72
                                                                          7040.00                             8397.00
                                                                          6920.00                             8263.37
                                                                          6870.00                             8220.94
                                                                          7050.00                             8391.93
                                                                          7110.00                             8445.95
                                                                          7220.00                             8552.39
                                                                          7360.00                             8688.35
                                                                          7330.00                             8655.06
                                                                          7360.00                             8685.09
                                                                          7380.00                             8703.64
                                                                          7320.00                             8655.06
                                                                          7520.00                             8833.13
                                                                          7590.00                             8898.96
                                                                          7640.00                             8943.14
                                                                          7630.00                             8938.25
                                                                          7740.00                             9037.42
                                                                          7670.00                             8969.41
                                                                          7600.00                             8908.98
                                                                          7600.00                             8908.98
                                                                          7720.00                             9022.24
                                                                          7740.00                             9043.12
                                                                          7630.00                             8943.33
                                                                          7480.00                             8797.72
                                                                          7600.00                             8904.22
                                                                          7610.00                             8924.27
                                                                          7530.00                             8844.92
                                                                          7660.00                             8962.57
                                                                          7870.00                             9162.27
                                                                          7850.00                             9148.55
                                                                          7810.00                             9103.55
                                                                          7680.00                             8987.59
                                                                          7650.00                             8957.62
                                                                          7650.00                             8963.45
                                                                          7520.00                             8847.18
                                                                          7580.00                             8887.67
                                                                          7650.00                             8960.88
                                                                          7750.00                             9057.28
                                                                          7819.10                             9122.60
                                                                          7738.90                             9045.32
                                                                          7789.03                             9090.76
                                                                          7789.03                             9090.76
                                                                          7789.03                             9090.76
                                                                          7839.15                             9138.59
                                                                          7879.25                             9177.69
                                                                          7879.25                             9182.84
                                                                          7758.95                             9078.28
                                                                          7758.95                             9078.28
                                                                          7819.10                             9125.23
                                                                          7919.34                             9214.68
                                                                          7999.54                             9294.03
                                                                          7939.39                             9237.24
                                                                          7899.30                             9195.12
                                                                          7829.12                             9143.98
                                                                          7809.08                             9120.21
                                                                          7728.88                             9047.45
                                                                          7638.66                             8960.38
                                                                          7668.73                             8990.03
                                                                          7458.22                             8798.10
                                                                          7588.54                             8922.90
                                                                          7588.54                             8852.07
                                                                          7588.54                             8852.07
                                                                          7468.24                             8799.48
                                                                          7478.27                             8815.03
                                                                          7538.41                             8874.01
                                                                          7578.51                             8913.87
                                                                          7608.59                             8937.13
                                                                          7368.00                             8712.92
                                                                          7498.32                             8843.92
                                                                          7648.68                             8986.27
                                                                          7638.66                             8974.73
                                                                          7428.14                             8775.29
                                                                          7418.12                             8773.78
                                                                          7398.07                             8744.76
                                                                          7357.97                             8719.44
                                                                          7488.29                             8827.06
                                                                          7618.61                             8954.37
                                                                          7598.56                             8935.31
                                                                          7718.86                             9049.38
                                                                          7738.90                             9060.55
                                                                          7638.66                             8970.91
                                                                          7638.66                             8970.91
                                                                          7488.29                             8827.87
                                                                          7688.78                             9005.45
                                                                          7578.51                             8908.98
                                                                          7708.83                             9029.89
                                                                          7879.25                             9190.74
                                                                          7839.15                             9163.15
                                                                          7859.20                             9174.31
2/28/02                                                                   7829.12                             9154.88
                                                                          8089.76                             9392.88
                                                                          8290.25                             9590.33
                                                                          8149.91                             9451.36
                                                                          8280.23                             9578.98
                                                                          8250.15                             9534.66
                                                                          8280.23                             9577.35
                                                                          8310.30                             9612.45
                                                                          8330.35                             9631.57
                                                                          8210.05                             9513.36
                                                                          8220.08                             9527.21
                                                                          8310.30                             9608.82
                                                                          8280.23                             9582.11
                                                                          8340.37                             9634.20
                                                                          8200.03                             9513.10
                                                                          8179.98                             9493.42
                                                                          8129.86                             9446.16
                                                                          7989.52                             9313.90
                                                                          8059.69                             9378.84
                                                                          8129.86                             9445.47
                                                                          8089.76                             9424.66
                                                                          8089.76                             9424.66
                                                                          8059.69                             9387.30
                                                                          8009.57                             9342.92
                                                                          7909.32                             9238.37
                                                                          7929.37                             9271.78
                                                                          7979.49                             9304.81
                                                                          7979.49                             9284.38
                                                                          7909.32                             9247.77
                                                                          8079.74                             9404.54
                                                                          7879.25                             9218.25
                                                                          7889.27                             9231.60
                                                                          7799.05                             9143.60
                                                                          7999.54                             9331.70
                                                                          7919.34                             9258.74
                                                                          7899.30                             9244.70
                                                                          7959.44                             9291.65
                                                                          7839.15                             9182.33
                                                                          7799.05                             9139.58
                                                                          7738.90                             9086.31
                                                                          7738.90                             9090.50
                                                                          7608.59                             8977.87
                                                                          7538.41                             8895.57
                                                                          7648.68                             9010.02
                                                                          7768.98                             9112.76
                                                                          7768.98                             9141.96
                                                                          7708.83                             9064.75
                                                                          7518.37                             8884.85
                                                                          7538.41                             8910.68
                                                                          7839.15                             9187.22
                                                                          7738.90                             9092.64
                                                                          7638.66                             9004.32
                                                                          7809.08                             9158.08
                                                                          7989.52                             9328.82
                                                                          7949.42                             9279.49
                                                                          7989.52                             9320.73
                                                                          8039.64                             9378.59
                                                                          7929.37                             9266.64
                                                                          7809.08                             9154.50
                                                                          7859.20                             9201.76
                                                                          7919.34                             9254.48
                                                                          7809.08                             9153.19
                                                                          7809.08                             9153.19
                                                                          7698.81                             9042.06
                                                                          7638.66                             8989.03
                                                                          7628.63                             8978.74
                                                                          7638.66                             8991.03
                                                                          7428.14                             8795.85
                                                                          7418.12                             8775.96
                                                                          7518.37                             8874.67
                                                                          7347.95                             8718.71
                                                                          7317.88                             8687.03
                                                                          7368.00                             8737.52
                                                                          7247.70                             8621.44
                                                                          7347.95                             8712.44
                                                                          7237.68                             8608.34
                                                                          7207.61                             8582.44
                                                                          7408.10                             8775.58
                                                                          7438.17                             8792.52
                                                                          7287.80                             8661.58
                                                                          7157.48                             8544.00
                                                                          6997.09                             8382.77
                                                                          7027.17                             8408.16
                                                                          6866.77                             8267.75
                                                                          6866.77                             8261.67
                                                                          7007.12                             8397.38
                                                                          6977.04                             8373.23
                                                                          6846.72                             8252.32
                                                                          6766.53                             8159.89
                                                                          6806.63                             8202.66
                                                                          6806.63                             8202.66
                                                                          7117.39                             8496.65
                                                                          7017.14                             8401.89
                                                                          6836.70                             8239.91
                                                                          6576.06                             7983.92
                                                                          6566.04                             7973.08
                                                                          6445.75                             7867.09
                                                                          6415.67                             7826.02
                                                                          6255.28                             7675.57
                                                                          6315.43                             7738.41
                                                                          6195.13                             7617.94
                                                                          5834.25                             7264.44
                                                                          5623.74                             7051.85
                                                                          5553.57                             6977.35
                                                                          5994.64                             7420.28
                                                                          5984.62                             7415.77
                                                                          6054.79                             7486.50
                                                                          6455.77                             7891.87
                                                                          6435.72                             7863.02
                                                                          6475.82                             7914.25
                                                                          6265.30                             7705.93
                                                                          6084.86                             7530.65
                                                                          5844.28                             7286.52
                                                                          6054.79                             7495.28
                                                                          6215.18                             7660.21
                                                                          6455.77                             7891.99
                                                                          6485.84                             7922.28
                                                                          6425.70                             7871.04
                                                                          6245.26                             7684.04
                                                                          6485.84                             7920.34
                                                                          6556.01                             7988.13
                                                                          6515.92                             7951.82
                                                                          6716.41                             8144.52
                                                                          6616.16                             8036.98
                                                                          6696.36                             8114.12
                                                                          6776.55                             8201.46
                                                                          6606.14                             8037.79
                                                                          6646.23                             8079.50
                                                                          6566.04                             7993.81
                                                                          6435.72                             7875.75
                                                                          6415.67                             7854.83
8/31/02                                                                   6405.65                             7848.04

                          AVERAGE ANNUAL TOTAL RETURN
                       ---------------------------------
                                           SINCE
                       1 YEAR(2)         INCEPTION
                       ---------    --------------------
INVESTOR CLASS          (17.45%)    (14.95%)    (12/2/99)
ADVISOR CLASS           (18.08%)    (13.44%)     (6/1/00)
BROKER CLASS(4)         (23.00%)    (18.28%)    (8/17/00)
DJ INDUSTRIAL AVERAGE
INDEX(1)                (12.93%)     (8.43%)    (12/2/99)

The Potomac Dow 30 Plus Fund seeks daily investment returns that correspond to 125% of the daily return of the Dow Jones Industrial Average ("Dow"). The principal securities in the Fund's portfolio include long positions in all 30 stocks in the Dow and Down futures contracts. The Dow, starting the fiscal year at 9,949.75, fell dramatically after September 11th, but recovered and appreciated to over 10,500 by March 2002. The Dow moved within a range of 9,800 to 10,400 through the end of May, then declined to 7,700 in July as corporate accounting practices, along with weaker than expected earnings reports, were scrutinized. The Dow finished the fiscal year at 8,663.50, depreciating (12.93%), while the Fund's Investor Class Shares declined (17.45%). A model 1.25 beta Dow Fund, meaning a fund that magnified the return of the Dow twenty-five percent each day during the fiscal year without any allowance for management, administrative or trading costs, would have declined (16.63%), meaning the Dow 30 Plus Fund performed consistent with expectations.

(1) The performance of the DJ Industrial Average Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance quoted would have been lower.
(2) As of August 31, 2002.
(3) The graph represents information for the Investor Class Shares only. Performance for other classes would be lower due to differences in the sales charges and/or the expenses paid by shareholders investing in the other classes.
(4) Reflects maximum applicable deferred sales charge of 5% during the first year, 4% during the second year, and 3% during the third year.

           Past performance is not predictive of future performance.

                                 U.S. PLUS FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
 COMMON STOCKS - 49.5%*
   277,500    Standard & Poor's
                Depository Receipts
                Trust**                   $25,566,075
     4,716    General Electric Company        142,187
     2,570    Microsoft Corporation**         126,136
     3,218    Exxon Mobil Corporation         114,078
     2,111    Wal-Mart Stores, Inc.           112,896
     2,963    Pfizer Inc.                      98,016
     2,442    Citigroup Inc.                   79,975
     1,245    American International
                Group, Inc.                    78,186
     1,429    Johnson & Johnson                77,609
       812    International Business
                Machines Corporation           61,209
     1,183    The Coca-Cola Company            60,333
       618    The Procter & Gamble
                Company                        54,786
     1,075    Merck & Co., Inc.                54,309
     3,173    Intel Corporation                52,894
       730    Bank of America
                Corporation                    51,158
     1,015    Philip Morris Companies
                Inc.                           50,750
     3,474    Cisco Systems, Inc.**            48,011
       808    Wells Fargo & Company            42,170
     1,293    Verizon Communications
                Inc.                           40,083
     1,585    SBC Communications Inc.          39,213
       508    ChevronTexaco
                Corporation                    38,928
     1,116    The Home Depot, Inc.             36,750
       476    Fannie Mae                       36,071
       845    Viacom Inc. - Class B**          34,391
       529    United Parcel Service,
                Inc. - Class B                 33,808
       833    PepsiCo, Inc.                    32,945
     1,232    Dell Computer
                Corporation**                  32,796
       535    Eli Lilly and Company            31,057
       741    Abbott Laboratories              29,662
       612    Amgen Inc.**                     27,558
       618    Pharmacia Corporation            27,007
       628    Wyeth                            26,878
     2,109    AOL Time Warner Inc.**           26,679
     2,606    Oracle Corporation**             24,992
       939    J.P. Morgan Chase & Co.          24,790
       649    Wachovia Corporation             23,916
       576    Medtronic, Inc.                  23,720
       187    Minnesota Mining and
                Manufacturing Company          23,366

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       921    Bristol-Myers Squibb
                Company                   $    22,979
       636    American Express Company         22,934
       556    Bank One Corporation             22,768
       422    Anheuser-Busch
                Companies, Inc.                22,434
       525    Morgan Stanley Dean
                Witter & Co.                   22,428
     1,803    AT&T Corp.                       22,033
       332    Freddie Mac                      21,281
       895    BellSouth Corporation            20,871
       910    U.S. Bancorp                     19,556
     1,439    Hewlett-Packard Company          19,326
       471    E. I. du Pont de Nemours
                and Company                    18,986
       278    Fifth Third Bancorp              18,632
       225    The Goldman Sachs Group,
                Inc.                           17,392
       458    Washington Mutual, Inc.          17,317
       487    Walgreen Co.                     16,923
       827    Texas Instruments
                Incorporated                   16,292
       697    Schering-Plough
                Corporation                    16,087
       503    The Gillette Company             15,860
       369    Lowe's Companies, Inc.           15,269
       971    The Walt Disney Company          15,225
       250    Kimberly-Clark
                Corporation                    14,960
       951    Tyco International Ltd.          14,921
       399    The Boeing Company               14,791
       430    Target Corporation               14,706
       612    McDonald's Corporation           14,541
       401    Merrill Lynch & Co.,
                Inc.                           14,524
       263    Colgate-Palmolive
                Company                        14,347
       215    Cardinal Health, Inc.            13,941
       212    Lockheed Martin
                Corporation                    13,424
       225    United Technologies
                Corporation                    13,363
       148    UnitedHealth Group
                Incorporated                   13,076
       430    The Dow Chemical Company         12,995
     1,078    Motorola, Inc.                   12,936
       262    Marsh & McLennan
                Companies, Inc.                12,746
       265    General Motors
                Corporation                    12,683
       340    The Allstate Corporation         12,655
       362    First Data Corporation           12,579

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 49.5%* (CONTINUED)
       351    The Bank of New York
                Company, Inc.             $    12,338
       609    MBNA Corporation                 12,302
       497    FleetBoston Financial
                Corporation                    11,993
       275    Schlumberger Limited             11,883
       388    Honeywell International
                Inc.                           11,621
       245    HCA Inc.                         11,405
       296    Automatic Data
                Processing, Inc.               11,180
       160    Kohl's Corporation**             11,155
       232    Tenet Healthcare
                Corporation**                  10,943
       450    Comcast Corporation -
                Class A**                      10,723
       393    Duke Energy Corporation          10,544
       781    Applied Materials,
                Inc.**                         10,434
       282    Baxter International
                Inc.                           10,234
       863    Ford Motor Company               10,158
       366    QUALCOMM Inc.**                  10,142
       404    Alcoa Inc.                       10,136
       146    Illinois Tool Works Inc.         10,004
       200    Emerson Electric Co.              9,756
       285    Clear Channel
                Communications, Inc.**          9,741
       332    The Southern Company              9,615
       126    Gannett Co., Inc.                 9,571
       182    Phillips Petroleum
                Company**                       9,570
       138    SunTrust Banks, Inc.              9,316
       229    Electronic Data Systems
                Corporation                     9,220
       335    MetLife, Inc.                     9,018
       289    National City
                Corporation                     9,008
       316    Sysco Corporation                 8,962
       229    International Paper
                Company                         8,622
       278    Prudential Financial,
                Inc.**                          8,396
       220    BB&T Corporation                  8,371
       219    Household International,
                Inc.                            7,908
       125    Dominion Resources, Inc.          7,839
       299    Waste Management, Inc.            7,604
       248    AFLAC INCORPORATED                7,591
        96    General Dynamics
                Corporation                     7,549
       133    eBay Inc.**                       7,517

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       174    General Mills, Inc.         $     7,324
       298    Conoco Inc.                       7,316
       119    Union Pacific
                Corporation                     7,205
       215    Costco Wholesale
                Corporation**                   7,183
       153    Exelon Corporation                7,163
       145    Harley-Davidson, Inc.             7,138
     1,055    EMC Corporation**                 7,132
       163    Caterpillar Inc.                  7,113
       495    Cendant Corporation**             7,083
       154    Sears, Roebuck and Co.            7,009
       374    Sara Lee Corporation              6,897
       381    The Kroger Co.**                  6,888
        75    SLM Corporation                   6,874
       280    Carnival Corporation              6,852
       256    ConAgra Foods, Inc.               6,730
       142    FedEx Corp.                       6,724
       155    State Street Corporation          6,715
       117    Lehman Brothers Holdings
                Inc.                            6,670
       186    Raytheon Company                  6,510
        52    Northrop Grumman
                Corporation                     6,386
     1,288    AT&T Wireless Services
                Inc.**                          6,363
       137    PNC Financial Services
                Group                           6,314
       167    H.J. Heinz Company                6,308
       149    ALLTEL Corporation                6,267
       194    Kellogg Company                   6,239
        85    Forest Laboratories,
                Inc.**                          6,205
       126    TXU Corp.                         6,093
       651    The Charles Schwab
                Corporation                     5,976
       142    Tribune Company                   5,923
       229    Safeway Inc.**                    5,913
        69    CIGNA Corporation                 5,873
       117    The Hartford Financial
                Services Group, Inc.            5,852
        92    The McGraw-Hill
                Companies, Inc.                 5,834
       209    Mellon Financial
                Corporation                     5,779
       105    Weyerhaeuser Company              5,724
     1,548    Sun Microsystems, Inc.**          5,712
       193    Boston Scientific
                Corporation**                   5,626
       104    The Progressive
                Corporation                     5,590

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 49.5%* (CONTINUED)
       230    Masco Corporation           $     5,557
       128    NIKE, Inc. - Class B              5,527
       113    Avon Products, Inc.               5,508
       197    Equity Office Properties
                Trust                           5,492
       186    CVS Corporation                   5,467
       107    Wm. Wrigley Jr. Company           5,447
       202    KeyCorp                           5,420
        89    Omnicom Group Inc.                5,384
       146    Guidant Corporation**             5,373
       186    Newmont Mining
                Corporation                     5,299
       178    Occidental Petroleum
                Corporation                     5,287
       118    Anadarko Petroleum
                Corporation                     5,268
       183    Burlington Northern
                Santa Fe Corporation            5,263
       154    American Electric Power
                Company, Inc.                   5,251
        93    Stryker Corporation               5,242
       113    Deere & Company                   5,189
       365    Southwest Airlines Co.            5,187
       259    The TJX Companies, Inc.           5,123
        75    Golden West Financial
                Corporation                     5,099
       108    Air Products and
                Chemicals, Inc.                 5,066
        68    WellPoint Health
                Networks Inc.**                 5,057
        81    The Chubb Corporation             5,013
       170    Principal Financial
                Group, Inc.**                   4,986
       193    Alberston's, Inc.                 4,964
       242    Concord EFS, Inc.**               4,939
       286    Micron Technology,
                Inc.**                          4,933
        65    Hershey Foods
                Corporation                     4,924
        84    Comerica Incorporated             4,914
       423    Sprint Corporation                4,907
       155    Maxim Integrated
                Products, Inc.**                4,900
       104    Progress Energy, Inc.             4,838
       412    The Gap, Inc.                     4,833
        84    FPL Group, Inc.                   4,795
       111    The Clorox Company                4,780
        91    Loews Corporation                 4,778
       142    FirstEnergy Corp.                 4,686

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
        63    XL Capital Ltd. - Class
                A                         $     4,637
       274    El Paso Corporation               4,633
       137    McKesson Corporation              4,595
       106    Northern Trust
                Corporation                     4,530
       195    Campbell Soup Company             4,514
       101    Intuit Inc.**                     4,508
        80    PPG Industries, Inc.              4,502
       139    Bed Bath & Beyond Inc**           4,456
       105    Entergy Corporation               4,430
       160    Baker Hughes
                Incorporated                    4,400
       127    Newell Rubbermaid Inc.            4,394
       124    Franklin Resources, Inc.          4,340
       143    John Hancock Financial
                Services, Inc.                  4,340
       165    SouthTrust Corporation            4,330
        77    Praxair, Inc.                     4,314
       212    Coca-Cola Enterprises
                Inc.                            4,285
        71    Danaher Corporation               4,271
        87    H&R Block, Inc.                   4,254
       140    Yum! Brands, Inc.**               4,246
       139    Eastman Kodak Company             4,245
       116    Pitney Bowes Inc.                 4,205
       174    Analog Devices, Inc.**            4,193
       179    Paychex, Inc.                     4,189
       102    Consolidated Edison,
                Inc.                            4,150
        65    Electronic Arts Inc.**            4,112
       139    The May Department
                Stores Company                  4,077
       205    Mattel, Inc.                      3,983
       136    The Pepsi Bottling
                Group, Inc.                     3,971
       151    Linear Technology
                Corporation                     3,959
       124    ACE Limited                       3,944
       174    AmSouth Bancorporation            3,910
       108    Regions Financial
                Corporation                     3,858
       184    Norfolk Southern
                Corporation                     3,851
       116    Unocal Corporation                3,836
       105    Rohm and Haas Company             3,821
       312    Archer-Daniels-Midland
                Company                         3,803
       115    Marriott International,
                Inc. - Class A                  3,764
       246    Limited Brands                    3,761
       123    Becton, Dickinson and
                Company                         3,755

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 49.5%* (CONTINUED)
        71    Fortune Brands, Inc.        $     3,725
       152    Transocean Inc.                   3,724
        96    Burlington Resources
                Inc.                            3,693
        51    AutoZone, Inc**                   3,690
       182    Starbucks Corporation**           3,658
        62    Allergan, Inc.                    3,641
       102    Capital One Financial
                Corporation                     3,638
       147    Marathon Oil Corporation          3,638
       107    Charter One Financial,
                Inc.                            3,606
       129    Equity Residential
                Properties Trust                3,602
        65    Apache Corporation                3,579
        74    Moody's Corporation               3,576
        81    Cintas Corporation                3,565
        49    AmerisourceBergen
                Corporation                     3,553
       102    CSX Corporation                   3,553
        41    Johnson Controls, Inc.            3,538
       217    Travelers Property
                Casualty Corp. - Class
                B**                             3,531
        74    Devon Energy Corporation          3,478
       129    Biomet, Inc.                      3,465
        98    Public Service
                Enterprise Group
                Incorporated                    3,450
        60    TRW Inc.                          3,444
        93    Zimmer Holdings, Inc.**           3,432
        82    Apollo Group, Inc.**              3,430
        90    Chiron Corporation**              3,410
        72    The New York Times
                Company - Class A               3,398
       139    Synovus Financial Corp.           3,360
        90    Lincoln National
                Corporation                     3,334
        90    Fiserv, Inc.**                    3,313
        77    DTE Energy Company                3,304
        92    Federated Department
                Stores, Inc.**                  3,303
       134    SunGard Systems Inc.**            3,303
        52    Avery Dennison
                Corporation                     3,282
       180    The Interpublic Group of
                Companies, Inc.                 3,281
        78    North Fork
                Bancorporation, Inc.            3,274
        70    MBIA Inc.                         3,217
       151    Best Buy Co., Inc.**              3,201

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
        88    Simon Property Group,
                Inc.                      $     3,132
        84    St. Jude Medical, Inc.**          3,126
       102    Marshall Ilsley
                Corporation                     3,121
       205    Halliburton Company               3,116
       191    VERITAS Software
                Corporation**                   3,092
       160    Xilinx, Inc.**                    3,091
       275    Computer Associates
                International, Inc.             3,080
        99    Union Planters
                Corporation                     3,075
        51    MGIC Investment
                Corporation                     3,071
        42    Amerada Hess Corporation          3,070
        77    Cincinnati Financial
                Corporation                     3,059
       220    Staples, Inc.**                   3,058
        58    Countrywide Credit
                Industries, Inc.                3,044
        81    Ingersoll-Rand Company            3,042
       118    MedImmune, Inc.**                 3,029
        99    The St. Paul Companies,
                Inc.                            3,012
        47    The Bear Stearns
                Companies Inc.                  3,005
        71    Jefferson-Pilot
                Corporation                     2,991
        81    Computer Sciences
                Corporation**                   2,983
       221    Agilent Technologies,
                Inc.**                          2,968
        69    Aetna Inc.                        2,940
        51    Ambac Financial Group,
                Inc.                            2,933
        62    Lexmark International,
                Inc.**                          2,926
        89    KLA-Tencor Corporation**          2,925
        66    Ameren Corporation                2,907
       380    Nextel Communications,
                Inc. - Class A**                2,892
        42    ITT Industries, Inc.              2,855
       277    Yahoo! Inc.**                     2,850
     1,631    Lucent Technologies
                Inc.**                          2,822
        43    International Game
                Technology**                    2,781
        80    UST Inc.                          2,777
        83    Genuine Parts Company             2,760
        96    Dover Corporation                 2,758
        92    Molex Incorporated                2,732
        79    Cinergy Corp.                     2,718
        60    Ecolab Inc.                       2,702
       116    UnumProvident
                Corporation                     2,687
       267    Delphi Corporation                2,603

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 49.5%* (CONTINUED)
        67    Textron, Inc.               $     2,603
       794    Qwest Communications
                International Inc.**            2,580
        70    PPL Corporation                   2,545
       128    Aon Corporation                   2,529
        53    Harrah's Entertainment,
                Inc.**                          2,520
       117    King Pharmaceuticals,
                Inc.**                          2,493
       168    Apple Computer, Inc.**            2,478
       141    IMS Health Incorporated           2,453
        34    American Standard
                Companies, Inc.**               2,435
        59    Kinder Morgan, Inc.               2,430
        40    Knight-Ridder, Inc.               2,429
       120    Huntington Bancshares
                Incorporated                    2,423
        94    Starwood Hotels &
                Resorts Worldwide,
                Inc.                            2,423
       343    Xerox Corporation**               2,404
       159    Dollar General
                Corporation                     2,382
        99    Sempra Energy                     2,377
        43    Zions Bancorporation              2,349
        70    Biogen, Inc.**                    2,345
        82    Family Dollars Stores,
                Inc.                            2,341
        33    Eaton Corporation                 2,334
       100    Univision Communications
                Inc. - Class A**                2,330
       144    PeopleSoft, Inc.**                2,316
       110    Georgia-Pacific Corp              2,315
        66    KeySpan Corporation               2,313
        60    First Tennessee National
                Corporation                     2,298
       113    Adobe Systems
                Incorporated                    2,271
        56    Parker-Hannifin
                Corporation                     2,271
        74    BJ Services Company**             2,257
        32    Brown-Forman Corporation
                - Class B                       2,254
        48    Kerr-McGee Corporation            2,249
        87    Plum Creek Timber
                Company, Inc.                   2,239
       115    Health Management
                Associates, Inc. -
                Class A**                       2,214
        67    Nabors Industries,
                Ltd.**                          2,212
        59    Torchmark Corporation             2,204

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
        94    MeadWestvaco Corporation    $     2,189
       126    J. C. Penney Company,
                Inc.                            2,187
        78    Constellation Energy
                Group, Inc                      2,185
        60    Jones Apparel Group,
                Inc.**                          2,165
        84    Darden Restaurants, Inc.          2,153
        93    Leggett & Platt,
                Incorporated                    2,153
        53    V. F. Corporation                 2,152
       102    Genzyme Corporation**             2,109
       185    PG&E Corporation**                2,100
       125    Broadcom Corporation -
                Class A**                       2,061
        45    W.W. Grainger, Inc.               2,027
        61    SAFECO Corporation                2,020
       175    Hilton Hotels
                Corporation                     2,014
       101    Applera Corporation               2,001
       184    Altera Corporation**              1,971
        73    The Sherwin-Williams
                Company                         1,971
        99    NiSource Inc.                     1,969
        63    Noble Corporation**               1,957
        55    PACCAR Inc.                       1,942
       105    Monsanto Company                  1,929
        55    EOG Resources, Inc.               1,916
        49    Vulcan Materials Company          1,912
       146    Office Depot, Inc.**              1,886
        88    Rockwell Collins, Inc.            1,870
       471    Sprint Corp - PCS
                Group**                         1,865
       220    Siebel Systems, Inc.**            1,863
       155    Edison International**            1,857
        85    RadioShack Corporation            1,852
        37    Nucor Corporation                 1,851
        67    CenturyTel, Inc.                  1,812
       187    Xcel Energy, Inc.                 1,806
        50    Wendy's International,
                Inc.                            1,786
        35    Sigma-Aldrich
                Corporation                     1,785
        32    Whirlpool Corporation             1,770
        94    Jabil Circuit, Inc.**             1,759
       646    JDS Uniphase
                Corporation**                   1,738
        69    Tiffany & Co.                     1,711
        38    The Black & Decker
                Corporation                     1,705
        40    Dow Jones & Company,
                Inc.                            1,702
       142    Reliant Energy, Inc.              1,683
        59    T. Rowe Price Group Inc.          1,669
        68    Novellus Systems, Inc.**          1,663

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 49.5%* (CONTINUED)
        37    Eastman Chemical Company    $     1,660
       106    Travelers Property
                Casualty Corp. - Class
                A**                             1,659
        60    Sabre Holdings
                Corporation**                   1,615
        69    Equifax Inc.                      1,606
        87    Rockwell Automation,
                Inc.                            1,603
       115    BMC Software, Inc.**              1,599
        61    Engelhard Corporation             1,596
        62    Waters Corporation**              1,549
       159    Network Appliance,
                Inc.**                          1,517
        30    Centex Corporation                1,515
        85    Thermo Electron
                Corporation**                   1,511
        44    QLogic Corporation**              1,476
       105    Stilwell Financial, Inc.          1,464
        32    Deluxe Corporation                1,455
        84    Robert Half
                International Inc.**            1,455
       391    Solectron Corporation**           1,455
        45    International Flavors &
                Fragrances Inc.                 1,451
        81    Convergys Corporation**           1,449
        44    Cooper Industries, Ltd.
                - Class A                       1,440
       162    Advanced Micro Devices,
                Inc.**                          1,434
        41    The Stanley Works                 1,430
        54    R. R. Donnelley & Sons
                Company                         1,425
        50    Liz Claiborne, Inc.               1,411
        29    Pulte Homes, Inc.                 1,384
        99    Circuit City Stores               1,380
        76    Pactiv Corporation**              1,380
       154    Unisys Corporation**              1,371
        25    C.R. Bard, Inc.                   1,368
        85    National Semiconductor
                Corporation**                   1,359
        40    Pinnacle West Capital
                Corporation                     1,336
        27    Alberto-Culver Company -
                Class B                         1,330
        25    Bemis Company, Inc.               1,324
        67    TECO Energy, Inc.                 1,323
        47    NCR Corporation**                 1,321

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
        63    SUPERVALU INC.              $     1,309
        26    Ball Corporation                  1,295
       175    LSI Logic Corporation**           1,283
        36    Sunoco, Inc.                      1,277
        93    Toys "R" Us, Inc.**               1,240
        60    Allegheny Energy, Inc.            1,239
        64    Nordstrom, Inc.                   1,237
        38    Phelps Dodge
                Corporation**                   1,228
        37    Maytag Corporation                1,208
        71    Dana Corporation                  1,203
        51    Watson Pharmaceuticals,
                Inc.**                          1,189
        93    American Power
                Conversion
                Corporation**                   1,163
        24    KB HOME                           1,151
        49    Manor Care, Inc.**                1,149
        22    Temple-Inland Inc.                1,125
        68    Freeport-McMoRan Copper
                & Gold, Inc. - Class
                B**                             1,115
       195    Tellabs, Inc.**                   1,102
        74    Scientific-Atlanta, Inc.          1,091
        86    Teradyne, Inc.**                  1,088
        67    Winn-Dixie Stores, Inc.           1,082
        82    Hasbro, Inc.                      1,078
        80    Humana Inc.**                     1,064
        78    The Goodyear Tire &
                Rubber Company                  1,055
        38    Fluor Corporation                 1,051
        59    Delta Air Lines, Inc.             1,037
        17    Adolph Coors Company -
                Class B                         1,021
        40    Mercury Interactive
                Corporation**                   1,016
       187    HEALTHSOUTH
                Corporation**                   1,008
        41    Brunswick Corporation             1,002
        48    Goodrich Corporation              1,002
       108    Symbol Technologies,
                Inc.                              985
       134    Citizens Communications
                Company**                         981
        58    Pall Corporation                    980
        39    Dillard's, Inc. - Class
                A                                 958
        33    Ashland Inc.                        946
        23    Meredith Corporation                911
        54    Big Lots, Inc.**                    910
        44    Rowan Companies, Inc.               906

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 49.5%* (CONTINUED)
       450    Corning Incorporated**      $       900
       249    Sanmina-SCI
                Corporation**                     881
       177    Calpine Corporation**               864
       204    CIENA Corporation**                 828
        94    Allied Waste Industries,
                Inc.**                            819
       246    The Williams Companies,
                Inc.                              792
        25    Bausch & Lomb
                Incorporated                      787
        22    Millipore Corporation**             776
       136    Providian Financial
                Corporation**                     772
       254    The AES Corporation**               767
        44    Tektronix, Inc.**                   764
        27    Snap-on Incorporated                763
        29    Ryder System, Inc.                  758
        74    AMR Corporation**                   754
        35    Cooper Tire & Rubber
                Company                           731
        27    Boise Cascade
                Corporation                       730
        41    Worthington Industries,
                Inc.                              728
       191    Mirant Corporation**                722
        88    Comverse Technology,
                Inc.**                            720
        62    Visteon Corporation                 706
        28    Navistar International
                Corporation**                     700
        69    NVIDIA Corporation**                697
        52    Autodesk, Inc.                      692
        24    Great Lakes Chemical
                Corporation                       690
        28    Reebok International
                Ltd.**                            685
        63    CMS Energy Corporation              665
       177    Compuware Corporation**             643
        28    Crane Co.                           640
        92    Rational Software
                Corporation**                     626
        39    Sealed Air Corporation**            604
        21    Nicor Inc.                          596
        53    TMP Worldwide Inc.**                579
        57    Quintiles Transnational
                Corp.**                           572

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
        17    Peoples Energy
                Corporation               $       568
        90    Citrix Systems, Inc.**              567
        19    Cummins Inc.                        566
        79    PMC-Sierra, Inc.**                  554
       142    Applied Micro Circuits
                Corporation**                     547
        52    Hercules Incorporated**             546
       154    Gateway, Inc.**                     539
        38    United States Steel
                Corporation                       522
        28    Tupperware Corporation              511
        30    American Greetings
                Corporation - Class
                A**                               501
       378    ADC Telecommunications,
                Inc.**                            484
        28    Thomas & Betts
                Corporation**                     452
       173    Novell, Inc.**                      450
        39    Andrew Corporation**                390
        50    Louisiana-Pacific
                Corporation**                     387
       171    Avaya Inc.**                        359
       167    Dynegy Inc. - Class A**             347
        59    PerkinElmer, Inc.                   336
        38    Allegheny Technologies,
                Inc.                              330
       124    Parametric Technology
                Corporation**                     283
       275    Palm, Inc.**                        209
        29    McDermott International,
                Inc.**                            204
        38    Power-One, Inc.**                   161
        95    Vitesse Semiconductor
                Corporation**                     126
       165    Conseco, Inc.**                      22
                                          -----------

              TOTAL COMMON STOCKS
                (Cost $30,543,678)         29,573,605
                                          -----------

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.4%*
$20,000,000   Federal Home Loan Bank
                Discount Note 1.73%,
                09/25/2002                $19,977,333
                                          -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $19,977,333)         19,977,333
                                          -----------

              TOTAL INVESTMENTS - 82.9%*
                (Cost $50,521,012)        $49,550,938
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 U.S. PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
    7        S&P 500 Index Futures
               Contracts Expiring
               September 2002
               (Underlying Face Amount
               at Market Value
               $1,603,175)                      $144
                                                ====

                                 U.S. PLUS FUND
                               SCHEDULE OF SWAPS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
 SWAPS PURCHASED
 63,759      S&P 500 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $58,407,424)           $(1,592,576)
                                            ===========

                     See notes to the financial statements.

                                U.S./SHORT FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2002

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.5%*
$6,250,000     Federal Home Loan Bank
                 Discount Note 1.73%,
                 09/25/2002                 $6,242,917

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $6,242,917)           6,242,917
                                            ----------

               TOTAL INVESTMENTS -
                 71.5%*
                 (Cost $6,242,917)          $6,242,917
                                            ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                                AUGUST 31, 2002

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
81,000    Standard & Poor's Depository
            Receipts Trust                  $7,462,530
                                            ----------

          TOTAL SECURITIES SOLD SHORT
            (Proceeds $7,531,193)           $7,462,530
                                            ==========

                                U.S./SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
                                           APPRECIATION/
CONTRACTS                                 (DEPRECIATION)
------------------------------------------------------------
   SHORT FUTURES CONTRACTS
    5        S&P 500 Index Futures
               Contracts Expiring
               September 2002
               (Underlying Face Amount
               at Market Value
               $1,145,125)                   $27,628
    1        S&P 500 E-Mini Future
               Contract Expiring
               September 2002
               (Underlying Face Amount
               at Market Value
               $45,805)                         (185)
                                             -------
             Total Short Futures
               Contracts                     $27,443
                                             =======

                     See notes to the financial statements.

                                 OTC PLUS FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2002

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
COMMON STOCKS - 94.2%*
147,694    Microsoft Corporation**          $ 7,248,822
185,472    Intel Corporation                  3,091,818
207,140    Cisco Systems, Inc.**              2,862,675
 47,347    Amgen Inc.**                       2,132,035
 73,561    QUALCOMM Inc.**                    2,038,375
 75,632    Dell Computer Corporation**        2,013,324
181,439    Oracle Corporation**               1,740,000
 35,857    Maxim Integrated Products,
             Inc.**                           1,133,440
 31,110    Bed Bath & Beyond Inc.**             997,387
 21,124    Intuit Inc.**                        942,764
 16,560    eBay Inc.**                          935,971
 45,636    Concord EFS, Inc.**                  931,431
 67,418    Applied Materials, Inc.**            900,704
 33,617    Linear Technology Corporation        881,438
 42,537    Starbucks Corporation**              854,994
 35,595    Comcast Corporation - Special
             Class A**                          848,229
 21,058    Chiron Corporation**                 797,888
 28,595    Biomet, Inc.                         768,062
 34,706    USA Interactive**                    743,403
 16,149    Cintas Corporation                   710,717
 18,956    Fiserv, Inc.**                       697,770
 11,019    Electronic Arts Inc.**               697,062
 35,271    Xilinx, Inc.**                       681,436
 89,300    Nextel Communications, Inc. -
             Class A**                          679,573
 28,199    Paychex, Inc.                        659,857
 18,952    Costco Wholesale
             Corporation**                      633,186
 18,161    KLA-Tencor Corporation**             596,952
 39,315    Apple Computer, Inc.**               579,896
 13,858    Apollo Group, Inc. - Class
             A**                                579,680
 34,770    PeopleSoft, Inc.**                   559,102
 21,207    MedImmune, Inc.**                    544,384
 33,144    VERITAS Software
             Corporation**                      536,601
 13,112    IDEC Pharmaceuticals
             Corporation**                      526,840
 15,206    Gilead Sciences, Inc.**              487,808
 14,461    Biogen, Inc.**                       484,443
 42,824    Altera Corporation**                 458,645
 21,245    Genzyme Corporation (General
             Division)**                        439,347
 44,107    Flextronics International
             Ltd.**                             417,693
111,904    Sun Microsystems, Inc.**             412,926
 43,958    Siebel Systems, Inc.**               372,324
 18,482    Adobe Systems Incorporated           371,488

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 10,288    PACCAR Inc.                      $   363,269
 19,767    EchoStar Communications
             Corporation - Class A**            351,853
 24,886    Staples, Inc.**                      345,915
 11,786    Symantec Corporation**               337,080
 19,008    Check Point Software
             Technologies, Ltd.**               318,403
113,601    JDS Uniphase Corporation**           305,587
  7,087    CDW Computer Centers, Inc.**         304,174
 16,011    PanAmSat Corporation**               301,007
 24,494    Millennium Pharmaceuticals,
             Inc.**                             300,296
 19,735    Amazon.com, Inc.**                   294,841
 11,727    Novellus Systems, Inc.**             286,842
  5,570    Sigma-Aldrich Corporation            284,070
 13,217    Microchip Technology
             Incorporated**                     278,218
 18,817    Brocade Communications
             Systems, Inc.**                    272,282
  5,643    Express Scripts, Inc.**              270,864
 18,984    Smurfit-Stone Container
             Corporation**                      266,156
 27,664    Network Appliance, Inc.**            263,915
  8,218    Lincare Holdings Inc.**              263,387
  7,508    QLogic Corporation**                 251,893
  5,555    Synopsys, Inc.**                     239,698
 22,775    Yahoo! Inc.**                        234,355
 14,102    Broadcom Corporation - Class
             A**                                232,542
  7,743    Molex Incorporated                   229,967
  8,660    Dollar Tree Stores, Inc.**           213,123
 29,813    BEA Systems, Inc.**                  182,157
  7,060    Mercury Interactive
             Corporation**                      179,395
  3,995    Cephalon, Inc.**                     173,782
 40,526    CIENA Corporation**                  164,495
 44,337    Sanmina Corporation**                156,953
 10,126    Human Genome Sciences, Inc.**        152,498
 34,455    Gemstar - TV Guide
             International, Inc.**              141,955
  3,953    Invitrogen Corporation**             140,727
 19,167    Juniper Networks, Inc.**             139,344
  5,500    Andrx Group**                        135,465
 13,017    NVIDIA Corporation**                 131,545
 17,662    VeriSign, Inc.**                     126,813
 15,375    Comverse Technology, Inc.**          125,768
  4,644    ICOS Corporation**                   112,756
 16,096    Rational Software
             Corporation**                      109,453

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
COMMON STOCK - 94.2% (CONTINUED)
 17,135    Citrix Systems, Inc.**           $   107,950
 27,656    Applied Micro Circuits
             Corporation**                      106,476
 18,557    Tellabs, Inc.**                      104,847
  7,858    Integrated Device Technology,
             Inc.**                             103,961
  9,469    TMP Worldwide Inc.**                 103,401
 14,535    PMC-Sierra, Inc.**                   101,890
 15,111    RF Micro Devices, Inc.**             101,093
 10,247    Cytyc Corporation**                  100,830
 78,773    ADC Telecommunications,
             Inc.**                             100,829
 24,239    Charter Communications, Inc.
             - Class A**                         76,595
  6,760    Protein Design Labs, Inc.**           70,040
 18,250    Compuware Corporation**               66,247
 27,784    Atmel Corporation**                   64,181
 72,417    Telefonaktiebolaget LM
             Ericsson AB - SP ADR**              52,864
  6,556    Abgenix, Inc.**                       50,743
  5,962    ImClone Systems
             Incorporated**                      49,485
  6,703    Sepracor Inc.**                       37,336
 22,616    Conexant Systems, Inc.**              33,472
 36,331    i2 Technologies, Inc.**               32,698
 17,238    Vitesse Semiconductor
             Corporation**                       22,927

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
 17,401    Exodus Communications, Inc.**    $       157
                                            -----------

           TOTAL COMMON STOCKS
             (Cost $54,085,484)              54,461,355
                                            -----------

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%*
$1,500,000     Federal Home Loan Bank      $ 1,498,300
                 Discount Note             -----------
                 1.73%, 09/25/2002

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $1,498,300)           1,498,300
                                           -----------

               TOTAL INVESTMENTS - 96.8%*
                 (Cost $55,583,784)        $55,959,655
                                           ===========

 * Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 OTC PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
  FUTURES CONTRACTS PURCHASED
   189       NASDAQ 100 Index Futures
               Contracts Expiring
               September 2002
               (Underlying Face Amount
               at Market Value
               $17,832,150)                 $(1,731,201)
                                            ===========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2002

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.2%*
$3,250,000     Federal Home Loan Bank       $3,246,317
                 Discount Note 1.73%,       ----------
                 09/25/2002

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $3,246,317)           3,246,317
                                            ----------

               TOTAL INVESTMENTS - 58.2%*
                 (Cost $3,246,317)          $3,246,317
                                            ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                       SCHEDULE OF SECURITIES SOLD SHORT
                                AUGUST 31, 2002

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
12,304     Microsoft Corporation            $  603,880
15,451     Intel Corporation                   257,568
17,256     Cisco Systems, Inc.                 238,478
 3,944     Amgen Inc.                          177,598
 6,128     QUALCOMM Inc.                       169,807
 6,300     Dell Computer Corporation           167,706
15,115     Oracle Corporation                  144,953
 2,987     Maxim Integrated Products,
             Inc.                               94,419
 2,592     Bed Bath & Beyond Inc.               83,100
 1,760     Intuit Inc.                          78,549
 1,379     eBay Inc.                            77,941
 3,802     Concord EFS, Inc.                    77,599
 5,616     Applied Materials, Inc.              75,030
 2,800     Linear Technology Corporation        73,416
 3,543     Starbucks Corporation                71,214
 2,965     Comcast Corporation - Special
             Class A                            70,656
 1,754     Chiron Corporation                   66,459
 2,382     Biomet, Inc.                         63,980
 2,891     USA Interactive                      61,925
 1,345     Cintas Corporation                   59,193
 1,579     Fiserv, Inc.                         58,123
   918     Electronic Arts Inc.                 58,073
 2,938     Xilinx, Inc.                         56,762
 7,439     Nextel Communications, Inc. -
             Class A                            56,611
 2,349     Paychex, Inc.                        54,967
 1,579     Costco Wholesale Corporation         52,754
 1,513     KLA-Tencor Corporation               49,732
 3,275     Apple Computer, Inc.                 48,306
 1,154     Apollo Group, Inc. - Class A         48,272
 2,897     PeopleSoft, Inc.                     46,584
 1,767     MedImmune, Inc.                      45,359
 2,761     VERITAS Software Corporation         44,701
 1,092     IDEC Pharmaceuticals
             Corporation                        43,877
 1,267     Gilead Sciences, Inc.                40,645
 1,205     Biogen, Inc.                         40,367
 3,567     Altera Corporation                   38,202
 1,770     Genzyme Corporation (General
             Division)                          36,604
 3,674     Flextronics International Ltd.       34,793
 9,322     Sun Microsystems, Inc.               34,398
 3,662     Siebel Systems, Inc.                 31,017
 1,540     Adobe Systems Incorporated           30,954
   857     PACCAR Inc.                          30,261

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
 1,647     Echostar Communications
             Corporation - Class A          $   29,317
 2,073     Staples, Inc.                        28,815
   982     Symantec Corporation                 28,085
 1,583     Check Point Software
             Technologies, Ltd.                 26,517
 9,463     JDS Uniphase Corporation             25,455
   590     CDW Computer Centers, Inc.           25,323
 1,334     PanAmSat Corporation                 25,079
 2,040     Millennium Pharmaceuticals,
             Inc.                               25,010
 1,644     Amazon.com, Inc.                     24,561
   977     Novellus Systems, Inc.               23,898
   464     Sigma-Aldrich Corporation            23,664
 1,101     Microchip Technology
             Incorporated                       23,176
 1,568     Brocade Communications
             Systems, Inc.                      22,689
   470     Express Scripts, Inc.                22,560
 1,581     Smurfit-Stone Container
             Corporation                        22,166
 2,305     Network Appliance, Inc.              21,990
   625     QLogic Corporation                   20,969
   463     Synopsys, Inc.                       19,978
 1,897     Yahoo! Inc.                          19,520
 1,175     Broadcom Corporation - Class A       19,376
   645     Molex Incorporated                   19,157
   721     Dollar Tree Stores, Inc.             17,744
 2,484     BEA Systems, Inc.                    15,177
   588     Mercury Interactive
             Corporation                        14,941
   333     Cephalon, Inc.                       14,486
 3,376     CIENA Corporation                    13,703
 3,693     Sanmina Corporation                  13,073
   844     Human Genome Sciences, Inc.          12,711
 2,870     Gemstar - TV Guide
             International, Inc.                11,824
   329     Invitrogen Corporation               11,712
 1,597     Juniper Networks, Inc.               11,610
   458     Andrx Group                          11,281
 1,084     NVIDIA Corporation                   10,955
 1,471     VeriSign, Inc.                       10,562
 1,281     Comverse Technology, Inc.            10,479
   387     ICOS Corporation                      9,396
 1,341     Rational Software Corporation         9,119
 1,427     Citrix Systems, Inc.                  8,990
 2,304     Applied Micro Circuits
             Corporation                         8,870
 1,546     Tellabs, Inc.                         8,735
   655     Integrated Device Technology,
             Inc.                                8,666
   789     TMP Worldwide Inc.                    8,616

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                 SCHEDULE OF SECURITIES SOLD SHORT (continued)
                                AUGUST 31, 2002

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
 1,211     PMC - Sierra, Inc.               $    8,489
 1,259     RF Micro Devices, Inc.                8,423
   854     Cytyc Corporation                     8,403
 6,562     ADC Telecommunications, Inc.          8,399
 2,019     Charter Communications, Inc. -
             Class A                             6,380
   563     Protein Design Labs, Inc.             5,833
 1,520     Compuware Corporation                 5,518
 2,315     Atmel Corporation                     5,348
 6,033     Telefonaktiebolaget LM
             Ericsson                            4,404
   546     Abgenix, Inc.                         4,226

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
   497     ImClone Systems Incorporated     $    4,125
   558     Sepracor Inc.                         3,108
 1,884     Conexant Systems, Inc.                2,788
 3,027     i2 Technologies, Inc.                 2,724
 1,436     Vitesse Semiconductor
             Corporation                         1,910
 4,689     Exodus Communications, Inc.              42
                                            ----------

           TOTAL SECURITIES SOLD SHORT
             (Proceeds $7,997,410)          $4,514,908
                                            ==========

                     See notes to the financial statements.

                                 OTC/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
   SHORT FUTURES CONTRACTS
   11        NASDAQ 100 Index Futures
               Contracts Expiring
               September 2002
               (Underlying Face Amount
               at Market Value
               $1,037,850)                    $12,101
                                              =======

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
 COMMON STOCKS - 31.4%*
     2,300     Corn Products
                 International, Inc.      $    64,400
     2,000     Cytec Industries Inc.**         53,200
     2,600     Thornburg Mortgage, Inc.        51,350
     2,000     Hyperion Solutions
                 Corporation**                 45,400
     1,000     Carlisle Companies
                 Incorporated                  44,800
     1,000     Hilb, Rogal and Hamilton
                 Company                       43,950
     1,500     Jack in the Box Inc.**          42,375
       800     Payless ShoeSource,
                 Inc.**                        42,320
     3,200     Ventas, Inc.                    41,600
     1,200     AMETEK, Inc.                    41,280
     1,100     East West Bancorp, Inc.         39,875
     2,600     DQE, Inc.                       39,026
     1,800     Atmos Energy Corporation        38,592
     1,800     Jones Lang LaSalle
                 Incorporated**                37,926
     1,600     American Capital
                 Strategies, Ltd.              34,896
       900     UCBH Holdings, Inc.             34,596
       700     Superior Industries
                 International, Inc.           33,656
     1,000     Mentor Corporation              33,060
     1,800     Tupperware Corporation          32,832
     1,300     Matthews International
                 Corporation - Class A         31,525
       900     Texas Regional
                 Bancshares, Inc. -
                 Class A                       31,050
     1,300     Susquehanna Bancshares,
                 Inc.                          30,342
       800     Banta Corporation               30,032
     1,000     Chemical Financial
                 Corporation                   29,540
       800     LandAmerica Financial
                 Group, Inc.                   28,960
     2,100     Southern Union Company**        28,140
     1,200     Harleysville Group Inc.         28,128
       700     International Bancshares
                 Corporation                   27,895
       800     ADVO, Inc.**                    27,832
     1,800     Sybron Dental
                 Specialities, Inc.**          27,504

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
     1,500     Delta and Pine Land
                 Company                  $    27,300
     1,800     Lennox International
                 Inc.                          27,270
       600     The Cooper Companies,
                 Inc.                          27,234
       800     Pediatrix Medical Group,
                 Inc.**                        26,872
       700     Cambrex Corporation             26,817
       800     Imation Corp.**                 26,600
     1,000     Energen Corporation             26,510
     1,200     PNM Resources Inc.              26,496
     2,200     TrustCo Bank Corp NY            26,400
     1,300     Staten Island Bancorp,
                 Inc.                          26,078
       800     CUNO Incorporated**             25,896
     2,200     Impac Mortgage Holdings,
                 Inc.                          25,828
       900     Argosy Gaming Company**         25,200
     1,200     Watson Wyatt & Company
                 Holdings**                    24,672
     1,000     Plains Resources Inc.**         24,210
     1,000     Selective Insurance
                 Group, Inc.                   23,600
     2,200     Perrigo Company**               23,522
       800     IDEXX Laboratories,
                 Inc.**                        23,272
       600     Southwest Bancorporation
                 of Texas, Inc.**              22,788
       700     G & K Services, Inc. -
                 Class A                       22,428
       900     Oceaneering
                 International, Inc.**         22,257
       900     Lincoln Electric
                 Holdings, Inc.                21,879
     1,600     Pathmark Stores, Inc.**         21,568
     1,900     NetBank, Inc.**                 21,337
       700     The Corporate Executive
                 Board Company**               20,580
       700     AmSurg Corp.**                  20,538
       400     Landstar System, Inc.**         20,260
       600     Thor Industries, Inc.           20,130
     1,600     Nu Skin Enterprises,
                 Inc. - Class A                20,000
       600     Tractor Supply Company**        19,938
       600     The Manitowoc Company,
                 Inc.                          19,800
     1,000     Terex Corporation**             19,650
     1,400     Acuity Brands, Inc.             19,600
     1,200     Viasys Healthcare Inc.**        19,500

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 31.4%* (CONTINUED)
       800     Interstate Bakeries
                 Corporation              $    19,480
       800     Florida East Coast
                 Industries, Inc.              19,360
       900     A. Schulman, Inc.               19,008
       700     USFreightways
                 Corporation                   18,900
       800     Apria Healthcare Group
                 Inc.**                        18,464
       900     Baldor Electric Company         18,450
       500     DRS Technologies, Inc.**        18,450
       800     Alexander & Baldwin,
                 Inc.                          18,312
       400     Trimeris, Inc.**                18,200
     1,200     Kansas City Southern
                 Industries, Inc.**            18,180
       500     Philadelphia
                 Consolidated Holding
                 Corp.**                       18,110
     1,400     Avista Corporation              17,808
       800     Albany International
                 Corp. - Class A               17,520
       600     Hughes Supply, Inc.             17,238
       300     Cognizant Technology
                 Solutions
                 Corporation**                 17,223
     1,500     ExpressJet Holdings,
                 Inc.**                        17,175
       600     Techne Corporation**            17,035
       700     Bob Evans Farms, Inc.           16,982
     1,400     Iomega Corporation**            16,968
     1,400     First Commonwealth
                 Financial Corporation         16,828
       400     Bio-Rad Laboratories,
                 Inc. - Class A**              16,780
       300     EMCOR Group, Inc**              16,353
       900     Dollar Thrifty
                 Automotive Group,
                 Inc.**                        15,795
       700     United Defense
                 Industries, Inc.**            15,715
     1,300     Ryan's Family Steak
                 Houses, Inc.**                15,496
     1,000     Airgas, Inc.**                  15,400
       600     Regis Corporation               15,336
     1,000     Armor Holdings, Inc.**          15,050
     1,000     American Management
                 Systems,
                 Incorporated**                15,000
       800     Cal Dive International,
                 Inc.**                        14,920
       400     CACI International Inc.
                 - Class A**                   14,900

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       700     Claire's Stores, Inc.      $    14,896
       400     American Italian Pasta
                 Company - Class A**           14,832
       700     Varian Semiconductor
                 Equipment Associates,
                 Inc.**                        14,644
     1,100     Millenium Chemicals Inc.        14,630
       900     SanDisk Corporation**           14,589
       800     Trinity Industries, Inc.        14,512
       600     Scios Inc.**                    14,436
       800     Werner Enterprises, Inc.        14,304
       900     Duane Reade Inc.**              14,265
     1,000     Frontier Oil Corporation        14,250
       600     Too Inc.**                      14,166
     1,100     Airborne, Inc.                  14,146
     1,500     Extreme Networks, Inc.**        14,145
     2,300     CIBER, Inc.**                   14,053
       800     Atrix Laboratories,
                 Inc.**                        14,000
       400     BARRA, Inc.**                   13,956
       400     Roper Industries, Inc.          13,900
       500     Wilson Greatbatch
                 Technologies, Inc.**          13,900
       600     Ocular Sciences, Inc.**         13,860
       400     Waste Connections,
                 Inc.**                        13,852
       500     SCP Pool Corporation**          13,810
     1,800     USEC Inc.                       13,590
       400     Respironics, Inc.**             13,556
       500     H.B. Fuller Company             13,475
       800     Ohio Casualty
                 Corporation**                 13,424
       400     Fred's, Inc.                    13,400
     1,300     Dycom Industries, Inc.**        13,390
     3,800     GlobespanVirata, Inc.**         13,376
       700     CONMED Corporation**            13,314
     4,500     Quantum Corporation**           13,275
       700     The Men's Wearhouse,
                 Inc.**                        13,230
       400     Arbitron Inc.**                 13,200
       500     RARE Hospitality
                 International, Inc.**         13,055
     1,000     MSC Industrial Direct
                 Co., Inc.**                   12,980
       600     Linens 'n Things, Inc.**        12,942
       400     Varian Inc.**                   12,616
     3,400     Maxtor Corporation**            12,614
       900     Progress Software
                 Corporation**                 12,600
       400     ResMed Inc.**                   12,444

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 31.4%* (CONTINUED)
     2,400     LaQuinta Properties,
                 Inc.**                   $    12,432
       700     Worthington Industries,
                 Inc.                          12,425
       400     Stericycle, Inc.**              12,416
       900     Cree, Inc.**                    12,384
       800     Regeneron
                 Pharmaceuticals,
                 Inc.**                        12,360
     1,800     Charming Shoppes, Inc.**        12,348
       400     Spinnaker Exploration
                 Company**                     12,256
       600     NDCHealth Corporation           12,252
       900     Rayovac Corporation**           12,240
       500     MICROS Systems, Inc.**          12,205
       800     NBTY, Inc.**                    12,176
     1,500     Keane, Inc.**                   12,150
       700     Therasense, Inc.**              11,970
       500     EDO Corporation                 11,925
     1,600     Sierra Pacific Resources        11,840
     5,400     Ascential Software
                 Corporation**                 11,826
     1,000     Bally Total Fitness
                 Holding Corporation**         11,730
     2,200     TriQuint Semiconductor,
                 Inc.**                        11,660
     1,900     EarthLink, Inc.**               11,590
       300     Evergreen Resources,
                 Inc.**                        11,460
       800     Aztar Corporation**             11,440
       600     Imagistics International
                 Inc.**                        11,340
       500     Silicon Laboratories
                 Inc.**                        11,295
       800     Telik, Inc.**                   11,224
       700     Horace Mann Educators
                 Corporation                   11,221
       300     Corinthian Colleges,
                 Inc.**                        11,175
       500     American Medical Systems
                 Holdings, Inc.**              11,170
     1,900     Chesapeake Energy
                 Corporation**                 11,115
       600     Arch Coal, Inc.                 10,980
       300     FTI Consulting, Inc.**          10,926
       600     SangStat Medical
                 Corporation**                 10,926
       900     Amylin Pharmaceuticals,
                 Inc.**                        10,858
       700     Integra LifeSciences
                 Holdings**                    10,822

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       400     AnnTaylor Stores
                 Corporation**            $    10,680
       700     Alliance Gaming
                 Corporation**                 10,640
       700     Internet Security
                 Systems, Inc.**               10,626
       600     UICI**                          10,620
       300     Kennametal Inc.                 10,425
       300     Transkaryotic Therapies,
                 Inc.**                        10,392
     2,100     Exelixis, Inc.**                10,374
     1,000     Protein Design Labs,
                 Inc.**                        10,361
       500     Arkansas Best
                 Corporation**                 10,290
       500     Modine Manufacturing
                 Company                       10,235
       600     Province Healthcare
                 Company**                     10,230
     1,000     Connetics Corporation**         10,200
       400     Georgia Gulf Corporation        10,200
     1,200     US Oncology, Inc.**             10,177
       400     Sunrise Assisted Living,
                 Inc.**                        10,160
     3,900     Novell, Inc.**                  10,140
     2,700     Service Corporation
                 International**               10,044
       400     Take-Two Interactive
                 Software, Inc.**              10,040
       900     Crompton Corporation            10,035
       400     J. Jill Group Inc.**            10,020
       400     FactSet Research Systems
                 Inc.                           9,920
       800     Station Casinos, Inc.**          9,880
       600     Digital Insight
                 Corporation**                  9,780
     1,200     Massey Energy Company            9,780
     3,300     Intertrust Technologies
                 Corporation**                  9,735
       400     Tom Brown, Inc.**                9,720
       500     Sierra Health Services,
                 Inc.**                         9,660
       300     IGEN International,
                 Inc.**                         9,642
       500     The Yankee Candle
                 Company, Inc.**                9,610
       400     St. Mary Land &
                 Exploration Company            9,512
       300     Silgan Holdings Inc.**           9,483
     1,600     Mediacom Communications
                 Corporation**                  9,440

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 31.4%* (CONTINUED)
       400     Anixter International
                 Inc.**                   $     9,420
       600     OSI Pharmaceuticals,
                 Inc.**                         9,408
       700     HeadWaters
                 Incorporated**                 9,380
     1,400     Raytech Corporation**            9,380
     1,000     PolyOne Corporation              9,350
       800     Cell Genesys, Inc.**             9,256
       400     THQ Inc.**                       9,240
     1,300     Mentor Graphics
                 Corporation**                  9,230
       300     New Century Financial
                 Corporation                    9,222
     1,500     Incyte Genomics, Inc.**          9,180
     1,100     Spherion Corporation**           9,075
     1,000     Entegris Inc.**                  9,030
       600     Electronics for Imaging,
                 Inc.**                         9,018
     2,800     Broadwing Inc.**                 9,016
     1,400     Lattice Semiconductor
                 Corporation**                  8,932
       600     Corrections Corporation
                 of America**                   8,850
       400     Enzon, Inc.**                    8,800
       600     Plexus Corp.**                   8,772
       500     Unit Corporation**               8,750
       400     Landry's Restaurants,
                 Inc.                           8,720
       500     Resources Connection,
                 Inc.**                         8,705
       400     Pacific Sunwear of
                 California, Inc.**             8,700
       600     Adolor Corporation**             8,694
       600     Owens & Minor, Inc.              8,670
       600     Cross Country, Inc.**            8,586
       500     Websense, Inc.**                 8,520
       300     FMC Corporation**                8,493
       300     Texas Industries, Inc.           8,433
     1,400     Hooper Holmes, Inc.              8,400
     1,000     Input/Output, Inc.**             8,300
     2,900     Sycamore Networks,
                 Inc.**                         8,265
     1,000     Key Energy Services,
                 Inc.**                         8,200
       700     Griffon Corporation**            8,190
     1,300     Identix Incorporated**           8,190
       300     Black Hills Corporation          8,175
     1,800     Stewart Enterprises,
                 Inc. - Class A**               8,154
       500     C&D Technologies, Inc.           8,125
       300     Coinstar, Inc.**                 8,100

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       900     Asyst Technologies,
                 Inc.**                   $     8,073
       700     Stewart & Stevenson
                 Services, Inc.                 8,050
       500     Insituform Technologies,
                 Inc. - Class A**               7,985
       800     Tekelec**                        7,855
       800     VISX, Incorporated**             7,840
     1,200     Solutia Inc.                     7,800
       300     Kronos Incorporated**            7,788
     2,000     Arris Group Inc.**               7,720
       400     Olin Corporation                 7,600
       700     GenCorp Inc.                     7,595
       800     Gartner, Inc. - Class
                 A**                            7,528
       600     Atlantic Coast Airlines
                 Holdings, Inc.**               7,428
       800     JLG Industries, Inc.             7,344
       400     Plantronics, Inc.**              7,344
       600     Serologicals
                 Corporation**                  7,182
     1,000     PSS World Medical,
                 Inc.**                         7,140
       500     The Pep Boys - Manny,
                 Moe & Jack                     7,100
       700     Alpharma Inc. - Class A          7,084
       300     Sonic Corp.**                    7,035
       400     FEI Company**                    7,009
       800     Foundry Networks, Inc.**         7,000
       400     Knight Transportation,
                 Inc.**                         6,992
     1,200     Crown Cork & Seal
                 Company, Inc.**                6,984
       400     Hot Topic, Inc.**                6,960
       200     Black Box Corporation**          6,942
       700     Borland Software
                 Corporation**                  6,930
       600     Credence Systems
                 Corporation**                  6,930
       300     CIMA Labs Inc.**                 6,903
       300     PacifiCare Health
                 Systems, Inc.**                6,897
       700     Methode Electronics,
                 Inc. - Class A                 6,783
       600     Insight Enterprises,
                 Inc.**                         6,756
       200     Syncor International
                 Corporation**                  6,668
     1,400     Red Hat, Inc.**                  6,650
       900     CKE Restaurants, Inc.**          6,588
     1,000     Inhale Therapeutic
                 Systems, Inc.**                6,550

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 31.4%* (CONTINUED)
     1,200     Rambus Inc.**              $     6,540
       400     Avocent Corporation**            6,484
       200     Action Performance
                 Companies, Inc.**              6,474
       100     Beazer Homes USA, Inc.**         6,418
       900     Spanish Broadcasting
                 System, Inc. - Class
                 A**                            6,363
     1,300     Global Industries,
                 Ltd.**                         6,344
       500     JDA Software Group,
                 Inc.**                         6,335
     1,100     DoubleClick Inc.**               6,193
       400     Documentum, Inc.**               6,172
       500     Advanced Energy
                 Industries, Inc.**             6,150
       600     efunds Corporation**             6,138
       700     webMethods, Inc.**               6,124
       300     Coherent, Inc.**                 6,087
       500     ESS Technology, Inc.**           5,975
       300     Covance Inc.**                   5,856
       200     Christopher & Banks
                 Corporation**                  5,820
       800     Mykrolis Corporation**           5,808
     1,600     Tesoro Petroleum
                 Corporation**                  5,792
     2,400     Proxim Corporation -
                 Class A**                      5,736
     2,600     Ariba, Inc.**                    5,720
     2,500     Parametric Technology
                 Corporation**                  5,700
       300     Kroll Inc.**                     5,673
     3,000     Liberate Technologies,
                 Inc.**                         5,670
       100     Oshkosh Truck
                 Corporation                    5,635
       900     Powerwave Technologies,
                 Inc.**                         5,580
       700     Tower Automotive, Inc**          5,579
       400     Movie Gallery, Inc.**            5,552
       800     Thoratec Corporation**           5,552
     1,300     Silicon Image, Inc.**            5,538
       300     Heartland Express,
                 Inc.**                         5,520
       200     United Stationers Inc.**         5,500
       155     Fair, Issac and Company,
                 Incorporated                   5,495
     7,200     Palm, Inc.**                     5,472
       100     Engineered Support
                 Systems, Inc.                  5,450

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       300     ITT Educational
                 Services, Inc.**         $     5,415
     2,200     American Tower
                 Corporation - Class
                 A**                            5,412
     1,000     Silicon Storage
                 Technology, Inc.**             5,410
       400     Hollywood Entertainment
                 Corporation**                  5,400
       300     Martek Biosciences
                 Corporation**                  5,400
       200     John H. Harland Company          5,240
       200     Pharmaceutical
                 Resources, Inc.**              5,230
       600     MTR Gaming Group, Inc.**         5,178
       300     Brooks-PRI Automation,
                 Inc.**                         5,130
       200     Benchmark Electronics,
                 Inc.**                         5,080
     3,800     Vitesse Semiconductor
                 Corporation**                  5,054
       400     Sinclair Broadcast
                 Group, Inc. - Class
                 A**                            5,052
       800     TeleTech Holdings,
                 Inc.**                         5,040
     7,700     Kmart Corporation**              5,005
       600     Superior Energy
                 Services, Inc.**               4,998
       200     Mercury Computer
                 Systems, Inc.**                4,986
       200     Cost Plus, Inc.**                4,890
       200     PolyMedica Corporation**         4,884
     1,700     Legato Systems, Inc.**           4,828
       300     The Gymboree
                 Corporation**                  4,773
       500     Pinnacle Systems, Inc.**         4,715
       300     Wolverine World Wide,
                 Inc.                           4,701
     1,100     Power-One, Inc.**                4,653
       300     Pegasus Solutions Inc.**         4,626
     1,500     U.S. Industries, Inc.**          4,620
     1,700     Century Business
                 Services, Inc.**               4,590
       400     JAKKS Pacific, Inc.**            4,524
       600     Unifi, Inc.**                    4,500
       400     Wild Oats Markets,
                 Inc.**                         4,496
       400     EGL, Inc.**                      4,468
       300     WebEx Communications,
                 Inc.**                         4,419

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 31.4%* (CONTINUED)
       200     Right Management
                 Consultants, Inc.**      $     4,370
     1,000     Microtune, Inc.**                4,350
       500     GrafTech International
                 Ltd.**                         4,330
       300     PRG-Schultz
                 International, Inc.**          4,326
       300     ShopKo Stores, Inc.**            4,308
       800     MPS Group, Inc.**                4,280
     1,000     OfficeMax, Inc.**                4,250
       100     Cabot Microelectronics
                 Corporation**                  4,245
     1,200     AirTran Holdings, Inc.**         4,164
       300     Macrovision
                 Corporation**                  4,152
     1,600     Interland, Inc.**                4,080
       300     FileNET Corporation**            4,074
       600     CommScope, Inc.**                4,056
       200     Overture Services,
                 Inc.**                         4,050
       100     M.D.C. Holdings, Inc.            4,020
       200     Littelfuse, Inc.**               4,016
       100     DIANON Systems, Inc.**           4,001
     1,300     ChipPAC, Inc. - Class
                 A**                            3,991
       200     Technitrol, Inc.                 3,982
       800     Interface, Inc. - Class
                 A                              3,976
       800     Aeroflex Incorporated**          3,952
       200     Albany Molecular
                 Research, Inc.**               3,922
     1,700     Crown Castle
                 International Corp.**          3,910
       700     Advanced Digital
                 Information
                 Corporation**                  3,892
       300     Noven Pharmaceuticals,
                 Inc.**                         3,876
       500     Louisiana-Pacific
                 Corporation**                  3,875
       800     MatrixOne, Inc.**                3,840
       400     McDATA Corporation**             3,828
       100     Winnebago Industries,
                 Inc.                           3,819
       100     FLIR Systems, Inc.**             3,795
       400     Applera Corporation -
                 Celera Genomics
                 Group**                        3,780
       300     F5 Networks, Inc.**              3,750
     1,300     UAL Corporation**                3,731
       200     Electro Scientific
                 Industries, Inc.**             3,718
       400     Carreker Corporation**           3,664

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       200     Granite Construction
                 Incorporated             $     3,660
       200     Penn National Gaming,
                 Inc.**                         3,660
       500     Eclipsys Corporation**           3,600
       800     SonicWALL, Inc.**                3,600
       300     Apogee Enterprises, Inc.         3,597
     2,600     Finisar Corporation**            3,585
       100     Neurocrine Biosciences,
                 Inc.**                         3,569
       600     ILEX Oncology, Inc.**            3,564
     1,200     Exult Inc.**                     3,540
       500     Macromedia, Inc.**               3,420
       200     ATMI, Inc.**                     3,408
       300     The Wet Seal, Inc. -
                 Class A**                      3,318
     1,200     Acclaim Entertainment,
                 Inc.**                         3,300
       800     Newpark Resources,
                 Inc.**                         3,296
       200     AmeriPath, Inc.**                3,290
       200     Boyd Gaming
                 Corporation**                  3,260
       300     Alloy, Inc.**                    3,228
       700     AsiaInfo Holdings,
                 Inc.**                         3,199
       100     The Nautilus Group,
                 Inc.**                         3,171
       500     Systems & Computer
                 Technology
                 Corporation**                  3,155
       200     Cognex Corporation**             3,150
       600     S1 Corporation**                 3,138
       100     Hovnanian Enterprises,
                 Inc. - Class A**               3,112
       200     Newport Corporation**            3,112
     3,100     Openwave Systems Inc.**          3,100
       300     Isis Pharmaceuticals,
                 Inc.**                         3,036
       200     Lone Star Technologies,
                 Inc.**                         3,034
     1,000     Micromuse Inc.**                 3,020
       300     Insight Communications
                 Company, Inc.**                2,997
     1,200     Beverly Enterprises,
                 Inc.**                         2,952
       400     Intuitive Surgical,
                 Inc.**                         2,952
       700     TIBCO Software Inc.**            2,947
       500     First Horizon
                 Pharmaceutical
                 Corporation**                  2,875
       200     Power Integrations,
                 Inc.**                         2,854
       200     Sylvan Learning Systems,
                 Inc.**                         2,838
       100     Panera Bread Company -
                 Class A**                      2,836

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 31.4%* (CONTINUED)
       400     FuelCell Energy, Inc.**    $     2,800
       500     Sepracor Inc.**                  2,785
       100     Group 1 Automotive,
                 Inc.**                         2,730
       400     Axcelis Technologies,
                 Inc.**                         2,707
       500     UNOVA, Inc.**                    2,695
       100     Otter Tail Corporation           2,645
       100     Standard Pacific Corp.           2,635
       200     Oakley, Inc.**                   2,620
       200     Veritas DGC Inc.**               2,590
       300     AMC Entertainment Inc.**         2,580
     2,800     Riverstone Networks,
                 Inc.**                         2,520
       100     Priority Healthcare
                 Corporation - Class
                 B**                            2,513
     2,700     US Unwired Inc.**                2,511
       100     InterMune Inc.**                 2,487
       200     IMPATH Inc.**                    2,460
       300     BE Aerospace, Inc.**             2,385
       100     J.B. Hunt Transport
                 Services, Inc.**               2,371
       100     RehabCare Group, Inc.**          2,330
       100     Choice Hotels
                 International, Inc.**          2,319
       600     Hypercom Corporation**           2,256
       600     Orbital Sciences
                 Corporation**                  2,244
       100     Quicksilver, Inc.**              2,241
       100     Yellow Corporation**             2,229
       100     Manhattan Associates,
                 Inc.**                         2,227
       100     CV Therapeutics, Inc.**          2,173
       100     Photon Dynamics, Inc.**          2,087
       100     Federal Signal
                 Corporation                    2,078
       100     NPS Pharmaceuticals,
                 Inc.**                         2,027
       500     Rent-Way, Inc.**                 2,000
       100     Biosite Incorporated**           1,996
       100     NetIQ Corporation**              1,940
       100     Argonaut Group, Inc.             1,859
       200     InterDigital
                 Communications
                 Corporation**                  1,784
       100     Teledyne Technologies
                 Incorporated**                 1,780
       300     FreeMarkets, Inc.**              1,770
     1,400     CNET Networks, Inc.**            1,750
       100     Myriad Genetics, Inc.**          1,717
       100     Monaco Coach
                 Corporation**                  1,700

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
       600     Concurrent Computer
                 Corporation**            $     1,686
       700     Priceline.com,
                 Incorporated**                 1,645
       200     Alkermes, Inc.**                 1,642
       300     XM Satellite Radio
                 Holdings Inc. - Class
                 A**                            1,629
       100     Intergraph Corporation**         1,610
       200     LTX Corporation**                1,568
       100     W-H Energy Services,
                 Inc.**                         1,566
       100     Skechers U.S.A., Inc. -
                 Class A**                      1,551
       600     Harmonic Inc.**                  1,530
       100     Exar Corporation**               1,488
       100     Genesco Inc.**                   1,479
       400     Centillium
                 Communications, Inc.**         1,440
       100     Dura Automotive Systems,
                 Inc.**                         1,370
       100     Itron, Inc.**                    1,351
       100     Zoran Corporation**              1,317
       100     Veeco Instruments Inc.**         1,310
     1,700     Sonus Networks, Inc.**           1,309
       500     Interwoven, Inc.**               1,250
       800     Sirius Satellite Radio
                 Inc.**                         1,208
     1,000     Silicon Graphics, Inc.**         1,180
       102     MicroStrategy
                 Incorporated                   1,151
       500     Actuate Corporation**            1,145
       100     Maverick Tube
                 Corporation**                  1,135
       100     Hanover Compressor
                 Company**                      1,130
       100     Footstar, Inc.**                 1,075
       100     Quest Software, Inc.**           1,036
       100     Fleming Companies, Inc.          1,010
       100     Stillwater Mining
                 Company**                        939
       200     Informatica
                 Corporation**                    916
       100     Tetra Tech, Inc.**                 908
       400     CryoLife, Inc.**                   880
       100     Transaction Systems
                 Architects, Inc. -
                 Class A**                        860
       100     ImClone Systems
                 Incorporated**                   830
       100     Genesis Microchip
                 Incorporated**                   814
       300     Quanta Services, Inc.**            795
       100     Genta Incorporated**               776

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 31.4%* (CONTINUED)
       100     Abgenix, Inc.**            $       774
       200     Kulicke and Soffa
                 Industries, Inc.**               744
       100     Ligand Pharmaceuticals
                 Incorporated - Class
                 B**                              738
       700     Redback Networks Inc**             714
       100     Agile Software
                 Corporation**                    674
       100     Kopin Corporation**                621
       100     Medarex, Inc.**                    610
       600     Enterasys Networks,
                 Inc.**                           606
       500     Transmeta Corporation**            605
     4,400     Conseco, Inc.**                    594
       100     Pixelworks, Inc.**                 566
       600     Vignette Corporation**             534
       100     Wind River Systems,
                 Inc.**                           511
       100     Retek Inc.**                       489
       100     Western Digital
                 Corporation**                    406
       100     Aspen Technology, Inc.**           402
       100     Manugistics Group,
                 Inc.**                           400
       100     Cirrus Logic, Inc.**               395
       100     Grey Wolf, Inc.**                  322
       669     MicroStrategy
                 Incorporated - Warrant           107
     5,700     MascoTech, Inc.                      0
                                          -----------

               TOTAL COMMON STOCKS
                 (Cost $5,581,289)          5,024,115
                                          -----------

--------------------------------------------------------------
PRINCIPAL AMOUNT                                     VALUE
--------------------------------------------------------------
CONVERTIBLE BONDS - 0.0%
       28,300       MicroStrategy
                      Incorporated, 7.50%,
                      06/24/07                 $     3,679
                                               -----------

                    TOTAL CONVERTIBLE BONDS
                      (Cost $0)                      3,679
                                               -----------

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.2%*
 6,600,000     Federal Home Loan Bank
                 Discount Note 1.73%,
                 09/25/2002               $ 6,592,520
                                          -----------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $6,592,520)          6,592,520
                                          -----------

               TOTAL INVESTMENTS - 72.6%*
                 (Cost $12,173,809)       $11,620,314
                                          ===========

*  Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
   FUTURES CONTRACTS PURCHASED

   16        Russell 2000 Index Futures
               Contracts Expiring
               September 2002
               (Underlying Face Amount
               at Market Value
               $3,128,400)                    $(24,672)
                                              ========

                              SMALL CAP PLUS FUND
                               SCHEDULE OF SWAPS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
  SWAPS PURCHASED

30,482       Russell 2000 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $11,917,084)            $ (27,431)
                                             =========

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2002

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 70.3%*

$27,500,000    Federal Home Loan Bank
                 Discount Note 1.73%,
                 09/25/2002                $27,468,833
                                           -----------

               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
               (Cost $27,468,833)           27,468,833
                                           -----------

               TOTAL INVESTMENTS - 70.3%*
               (Cost $27,468,833)          $27,468,833
                                           ===========

* Calculated as a percentage of net assets.

                              SMALL CAP/SHORT FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   APPRECIATION
------------------------------------------------------------
FUTURES CONTRACTS

    5        Russell 2000 Index Futures
               Contracts Expiring
               September 2002
               (Underlying Face Amount
               at Market Value $977,625)       $1,353
                                               ======

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                        SCHEDULE OF SHORT SWAP CONTRACTS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
SWAP CONTRACTS
 102,604     Russell 2000 Index SWAP
               Contracts (Underlying
               Face Amount at Market
               Value $40,114,248)            $(219,553)
                                             =========

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2002

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 92.0%*
    40,200    Minnesota Mining and
                Manufacturing Company
                (3M)                      $ 5,022,990
    40,200    The Proctor & Gamble
                Company                     3,563,730
    40,200    International Business
                Machines Corporation
                (IBM)                       3,030,276
    40,200    United Technologies
                Corporation                 2,387,478
    40,200    Johnson & Johnson             2,183,262
    40,200    Wal-Mart Stores, Inc.         2,149,896
    40,200    The Coca-Cola Company         2,050,200
    40,200    Merck & Co., Inc.             2,030,904
    40,200    Philip Morris Companies
                Inc.                        2,010,000
    40,200    Microsoft Corporation**       1,973,016
    40,200    General Motors
                Corporation                 1,923,972
    40,200    Caterpillar Inc.              1,754,328
    40,200    E.I. du Pont de Nemours
                and Company                 1,620,462
    40,200    International Paper
                Company                     1,513,530
    40,200    The Boeing Company            1,490,214
    40,200    American Express Company      1,449,612
    40,200    Exxon Mobil Corporation       1,425,090
    40,200    The Home Depot, Inc.          1,323,786
    40,200    Citigroup Inc.                1,316,550
    40,200    Eastman Kodak Company         1,227,708
    40,200    General Electric Company      1,212,030
    40,200    Honeywell International
                Inc.                        1,203,990
    40,200    J.P. Morgan Chase & Co.       1,061,280
    40,200    Alcoa Inc.                    1,008,618
    40,200    SBC Communications Inc.         994,548

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
    40,200    McDonald's Corporation      $   955,152
    40,200    Intel Corporation               670,134
    40,200    The Walt Disney Company         630,336
    40,200    Hewlett-Packard Company         539,886
    40,200    AT&T Corp.                      491,244
         1    Travelers Property
                Casualty Corp. - Class
                B**                                11
         1    Travelers Property
                Casualty Corp. - Class
                A**                                 8
                                          -----------
              TOTAL COMMON STOCKS
                (Cost $48,601,448)         50,214,241
                                          -----------
---------------------------------------------------------
FACE AMOUNT                                    VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.9%*

$4,325,000    Federal Home Loan Bank
                Discount Note 1.73%,
                09/25/2002                $ 4,320,098
                                          -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $4,320,098)           4,320,098
                                          -----------

              TOTAL INVESTMENTS - 99.9%*
                (Cost $52,921,546)        $54,534,339
                                          ===========

 * Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                         SCHEDULE OF FUTURES CONTRACTS
                                AUGUST 31, 2002

------------------------------------------------------------
                                              UNREALIZED
CONTRACTS                                   DEPRECIATION
------------------------------------------------------------
  FUTURES CONTRACTS PURCHASED
   208       Dow Jones Industrial
               Average Index Futures
               Contracts Expiring
               September 2002
               (Underlying Face Amount
               at Market Value
               $17,956,640)                 $  (524,076)
                                            ===========

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS

                                AUGUST 31, 2002

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 124.2%*

$75,575,000   Federal Home Loan Bank
                Discount Note 1.73%,
                09/25/2002                $75,489,348
                                          -----------

              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $75,489,348)         75,489,348
                                          -----------
              TOTAL INVESTMENTS - 124.2%*
                (Cost $75,489,348)        $75,489,348
                                          ===========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2002

POTOMAC FUNDS                                              U.S. PLUS     U.S./SHORT      OTC PLUS
                                                              FUND          FUND           FUND
                                                          ------------   -----------   -------------
ASSETS:
Investments, at market value (Note 2)...................  $ 49,550,938   $ 6,242,917   $  55,959,655
Cash....................................................       256,820        77,104         335,209
Receivable for investments sold.........................            --            --           4,351
Receivable for Fund shares sold.........................       235,375       348,228         394,154
Deposit at broker.......................................    13,987,977     9,563,027       1,737,000
Dividends and interest receivable.......................         6,273            --           1,761
Organization costs, net of accumulated amortization
  (Note 1)..............................................           414           568             414
Other assets............................................        28,352        10,454          13,292
                                                          ------------   -----------   -------------
    Total Assets........................................    64,066,149    16,242,298      58,445,836
                                                          ------------   -----------   -------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0,
  $7,531,193, $0).......................................            --     7,462,530              --
Payable for Fund shares redeemed........................     4,106,520        31,348         311,433
Payable to Investment Advisor...........................        12,181           794           7,683
Payable to broker.......................................       118,890         1,289         269,618
Accrued expenses and other liabilities..................        62,992        15,960          41,014
                                                          ------------   -----------   -------------
    Total Liabilities...................................     4,300,583     7,511,921         629,748
                                                          ------------   -----------   -------------
NET ASSETS..............................................  $ 59,765,566   $ 8,730,377   $  57,816,088
                                                          ============   ===========   =============
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 85,194,498   $12,245,661   $ 159,695,425
Accumulated undistributed net investment income
  (loss)................................................            --            --              --
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, and futures.......   (22,866,426)   (3,611,390)   (100,524,007)
Net unrealized appreciation (depreciation) on:
  Investments...........................................      (970,074)           --         375,871
  Short positions.......................................            --        68,663              --
  Written options.......................................            --            --              --
  Futures...............................................    (1,592,432)       27,443      (1,731,201)
                                                          ------------   -----------   -------------
    Total Net Assets....................................  $ 59,765,566   $ 8,730,377   $  57,816,088
                                                          ============   ===========   =============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $ 58,410,654   $ 8,730,064   $  57,233,878
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................     7,911,360       205,333       9,028,956
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $       7.38   $     42.52   $        6.34
                                                          ============   ===========   =============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets..............................................  $    963,048   $       313   $     267,340
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................       132,720             7          42,615
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $       7.26   $     42.45*  $        6.27
                                                          ============   ===========   =============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets..............................................  $    391,864                 $     314,870
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................        54,132                        50,203
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $       7.24                 $        6.27
                                                          ============                 =============
Cost of Investments.....................................  $ 50,521,012   $ 6,242,917   $  55,583,784
                                                          ============   ===========   =============

 * Net Asset Value does not recalculate due to fractional shares outstanding.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2002

POTOMAC FUNDS                                              OTC/SHORT      SMALL CAP PLUS    SMALL CAP/SHORT
                                                              FUND             FUND              FUND
                                                          ------------    --------------    ---------------
ASSETS:
Investments, at market value (Note 2)...................  $  3,246,317     $ 11,620,314       $27,468,833
Cash....................................................            --           87,106         4,812,116
Receivable for Fund shares sold.........................       808,618        1,380,000         1,819,207
Receivable from Investment Advisor......................         4,324               --                --
Receivable from broker..................................         7,873               --           308,586
Deposit at broker.......................................     6,451,902        4,153,690         8,856,800
Dividends and interest receivable.......................            --            3,243                --
Organization costs, net of accumulated amortization
  (Note 1)..............................................           380               --                --
Other assets............................................         8,935           24,177            71,242
                                                          ------------     ------------       -----------
    Total Assets........................................    10,528,349       17,268,530        43,336,784
                                                          ------------     ------------       -----------
LIABILITIES:
Securities sold short, at value (Proceeds of $7,997,410,
  $0, $0)...............................................     4,514,908               --                --
Payable for investments purchased.......................         2,156               --                --
Payable for Fund shares redeemed........................       384,786        1,042,573         4,185,921
Payable to Investment Advisor...........................            --           15,179            28,040
Payable to Custodian....................................        36,322               --                --
Payable to broker.......................................            --          124,623                --
Accrued expenses and other liabilities..................        13,664           74,397            62,321
                                                          ------------     ------------       -----------
    Total Liabilities...................................     4,951,837        1,256,772         4,276,282
                                                          ------------     ------------       -----------
NET ASSETS..............................................  $  5,576,513     $ 16,011,758       $39,060,502
                                                          ============     ============       ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $ 23,871,352     $ 44,280,819       $37,006,857
Accumulated undistributed net investment income
  (loss)................................................            --               --                --
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, and futures.......   (21,789,442)     (27,663,463)        2,271,845
Net unrealized appreciation (depreciation) on:
  Investments...........................................            --         (553,495)               --
  Short positions.......................................     3,482,502               --                --
  Written options.......................................            --               --                --
  Futures...............................................        12,101          (52,103)         (218,200)
                                                          ------------     ------------       -----------
    Total Net Assets....................................  $  5,576,513     $ 16,011,758       $39,060,502
                                                          ============     ============       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $  5,576,513     $  5,352,132       $39,060,502
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................       285,170          651,696           784,101
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      19.56     $       8.21       $     49.82
                                                          ============     ============       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets..............................................                   $    445,126
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................                         54,437
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................                   $       8.18
                                                                           ============
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets..............................................                   $ 10,214,500
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................                      1,247,118
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................                   $       8.19
                                                                           ============
Cost of Investments.....................................  $  3,246,317     $ 12,173,809       $27,468,833
                                                          ============     ============       ===========

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2002

                                                                          U.S. GOVERNMENT
POTOMAC FUNDS                                             DOW 30 PLUS      MONEY MARKET
                                                              FUND             FUND
                                                          ------------    ---------------
ASSETS:
Investments, at market value (Note 2)...................  $54,534,339       $75,489,348
Cash....................................................      248,010           115,398
Receivable for investments sold.........................    2,595,267                --
Receivable for Fund shares sold.........................      996,054         4,280,448
Receivable from Investment Advisor......................           --             7,821
Deposit at broker.......................................      932,000                --
Dividends and interest receivable.......................       78,296                --
Organization costs, net of accumulated amortization
  (Note 1)..............................................           --               414
Other assets............................................       17,943            28,767
                                                          -----------       -----------
    Total Assets........................................   59,401,909        79,922,196
                                                          -----------       -----------
LIABILITIES:
Payable for Fund shares redeemed........................    4,682,650        19,064,551
Payable to Investment Advisor...........................       20,117                --
Payable to broker.......................................       44,962                --
Accrued expenses and other liabilities..................       57,508            92,977
                                                          -----------       -----------
    Total Liabilities...................................    4,805,237        19,157,528
                                                          -----------       -----------
NET ASSETS..............................................  $54,596,672       $60,764,668
                                                          ===========       ===========
NET ASSETS CONSIST OF:
Capital stock...........................................  $75,891,782       $60,754,100
Accumulated undistributed net investment income
  (loss)................................................       13,389            13,345
Accumulated undistributed net realized gain (loss) on
  investments sold, securities sold short, written
  option contracts expired or closed, and futures.......  (22,397,216)           (2,777)
Net unrealized appreciation (depreciation) on:
  Investments...........................................    1,612,793                --
  Short positions.......................................           --                --
  Written options.......................................           --                --
  Futures...............................................     (524,076)               --
                                                          -----------       -----------
    Total Net Assets....................................  $54,596,672       $60,764,668
                                                          ===========       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR
  CLASS:
Net assets..............................................  $53,986,006       $50,803,391
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................    8,451,094        50,803,391
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      6.39       $      1.00
                                                          ===========       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets..............................................  $   131,928       $ 6,893,908
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................       20,929         6,893,908
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      6.30       $      1.00
                                                          ===========       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - BROKER CLASS:
Net assets..............................................  $   478,738       $ 3,067,369
Shares outstanding
  (unlimited shares of beneficial interest authorized,
  no par value).........................................       75,946         3,067,369
Net Asset Value, Redemption Price and Offering Price Per
  Share.................................................  $      6.30       $      1.00
                                                          ===========       ===========
Cost of Investments.....................................  $52,921,546       $75,489,348
                                                          ===========       ===========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2002

POTOMAC FUNDS                                              U.S. PLUS    U.S./SHORT     OTC PLUS
                                                             FUND          FUND          FUND
                                                          -----------   ----------   ------------
INVESTMENT INCOME:
Dividend income (net of withholding tax of $225 for the
  U.S. Plus Fund).......................................  $   242,065   $      --    $     17,163
Interest income.........................................       26,677      99,072          15,120
                                                          -----------   ---------    ------------
    Total investment income.............................      268,742      99,072          32,283
                                                          -----------   ---------    ------------
EXPENSES:
Investment advisory fees................................      128,538      64,015         217,205
Distribution expenses - Investor Class..................           --          --          58,621
Distribution expenses - Advisor Class...................        7,957      11,624           2,974
Distribution expenses - Broker Class....................        6,130          --           5,055
Administration fees.....................................       21,313      12,210          29,134
Shareholder servicing fees..............................       23,527       5,359          22,727
Fund accounting fees....................................       38,703      15,897          41,119
Custody fees............................................        6,031       2,361          10,066
Federal and state registration..........................       58,478      41,403          46,678
Professional fees.......................................       24,929      12,965          32,592
Amortization of organizational expenses.................        3,121       3,121           3,121
Reports to shareholders.................................       16,648       2,861          11,516
Directors' fees and expenses............................        2,009         842           3,339
Other...................................................        2,188         814           3,301
                                                          -----------   ---------    ------------
    Total expenses before waiver, reimbursement of
      expenses, interest expense on SWAPS and dividends
      on short positions................................      339,572     173,472         487,448
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................      (44,465)    (30,122)         (1,600)
                                                          -----------   ---------    ------------
    Net expenses before interest expense on SWAPS and
      dividends on short positions......................      295,107     143,350         485,848
    Interest expense on SWAPS...........................       16,750          --              --
    Dividends on short positions........................           --      58,325              --
                                                          -----------   ---------    ------------
    Total expenses......................................      311,857     201,675         485,848
                                                          -----------   ---------    ------------
NET INVESTMENT INCOME (LOSS)............................      (43,115)   (102,603)       (453,565)
                                                          -----------   ---------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................     (583,206)         --      (2,441,837)
  Short positions.......................................           --     215,599              --
  Written option contracts expired or closed............           --          --              --
  Futures...............................................   (1,505,646)    431,190      (6,203,355)
                                                          -----------   ---------    ------------
                                                           (2,088,852)    646,789      (8,645,193)
                                                          -----------   ---------    ------------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................     (679,794)         --     (11,251,255)
  Short positions.......................................           --     (85,387)             --
  Written options.......................................           --          --              --
  Futures...............................................   (1,421,904)    (34,925)     (1,067,849)
                                                          -----------   ---------    ------------
                                                           (2,101,698)   (120,312)    (12,319,104)
                                                          -----------   ---------    ------------
    Net realized and unrealized gain (loss) on
      investments.......................................   (4,190,550)    526,477     (20,964,297)
                                                          -----------   ---------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $(4,233,665)  $ 423,874    $(21,417,861)
                                                          ===========   =========    ============

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2002

POTOMAC FUNDS                                              OTC/SHORT    SMALL CAP PLUS   SMALL CAP/SHORT
                                                             FUND            FUND             FUND
                                                          -----------   --------------   ---------------
INVESTMENT INCOME:
Dividend income.........................................  $        --    $   276,261       $       --
Interest income.........................................       95,718        173,279          848,163
Interest income on SWAPS................................           --             --           60,936
                                                          -----------    -----------       ----------
    Total investment income.............................       95,718        449,540          909,099
                                                          -----------    -----------       ----------
EXPENSES:
Investment advisory fees................................       76,361        202,744          441,892
Distribution expenses - Investor Class..................           --         26,144          237,080
Distribution expenses - Advisor Class...................           --          8,075               --
Distribution expenses - Broker Class....................           --         43,420               --
Administration fees.....................................       10,571         27,720           36,590
Shareholder servicing fees..............................        6,449         20,677           36,398
Fund accounting fees....................................       16,695         53,256           49,730
Custody fees............................................        2,931          9,279           17,481
Federal and state registration..........................       23,240         70,634           24,013
Professional fees.......................................       10,996         27,622           45,303
Amortization of organizational expenses.................        3,121             --               --
Reports to shareholders.................................        3,470         10,790           21,160
Directors' fees and expenses............................        1,059          3,185            7,115
Other...................................................          968          3,064            5,577
Advisor expense waiver recovery (Note 5)................        5,287             --            5,303
                                                          -----------    -----------       ----------
    Total expenses before waiver, reimbursement of
      expenses, interest expense on SWAPS and dividends
      on short positions................................      161,148        506,610          927,642
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................           --         (5,470)              --
                                                          -----------    -----------       ----------
    Net expenses before interest expense on SWAPS and
      dividends on short positions......................      161,148        501,140          927,642
    Interest expense on SWAPS...........................           --         24,171               --
    Dividends on short positions........................        5,295             --          204,896
                                                          -----------    -----------       ----------
    Total expenses......................................      166,443        525,311        1,132,538
                                                          -----------    -----------       ----------
NET INVESTMENT INCOME (LOSS)............................      (70,725)       (75,771)        (223,439)
                                                          -----------    -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................           --     (2,951,843)              --
  Short positions.......................................   (1,204,108)            --        7,216,087
  Written option contracts expired or closed............           --             --               --
  Futures...............................................     (973,864)    (4,401,983)       2,472,920
                                                          -----------    -----------       ----------
                                                           (2,177,972)    (7,353,826)       9,689,007
                                                          -----------    -----------       ----------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................           --       (813,521)              --
  Short positions.......................................    1,369,688             --           (6,884)
  Written options.......................................           --             --               --
  Futures...............................................           10         24,769         (607,803)
                                                          -----------    -----------       ----------
                                                            1,369,698       (788,752)        (614,687)
                                                          -----------    -----------       ----------
    Net realized and unrealized gain (loss) on
      investments.......................................     (808,274)    (8,142,578)       9,074,320
                                                          -----------    -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $  (879,000)   $(8,218,349)      $8,850,881
                                                          ===========    ===========       ==========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2002

                                                                               U.S. GOVERNMENT
POTOMAC FUNDS                                              DOW 30 PLUS          MONEY MARKET
                                                               FUND                 FUND
                                                          --------------       ---------------
INVESTMENT INCOME:
Dividend income.........................................   $    588,313          $       --
Interest income.........................................         30,093           1,607,390
                                                           ------------          ----------
    Total investment income.............................        618,406           1,607,390
                                                           ------------          ----------
EXPENSES:
Investment advisory fees................................        251,117             391,889
Distribution expenses - Investor Class..................         53,418                  --
Distribution expenses - Advisor Class...................         38,226             109,185
Distribution expenses - Broker Class....................          3,749             129,712
Administration fees.....................................         31,681              61,623
Shareholder servicing fees..............................         35,970              61,036
Fund accounting fees....................................         41,180              82,824
Custody fees............................................         11,917              27,383
Federal and state registration..........................         49,856              57,594
Licensing fees..........................................         18,750                  --
Professional fees.......................................         36,090              71,088
Amortization of organizational expenses.................             --               3,121
Reports to shareholders.................................         13,967              31,782
Directors' fees and expenses............................          4,468               9,538
Other...................................................          3,793               8,946
Advisor expense waiver recovery (Note 5)................         10,778                  --
                                                           ------------          ----------
    Total expenses before waiver and reimbursement of
      expenses..........................................        604,960           1,045,721
    Less: Waiver of expenses and reimbursement from
      Advisor...........................................             --             (66,583)
                                                           ------------          ----------
    Total expenses......................................        604,960             979,138
                                                           ------------          ----------
NET INVESTMENT INCOME (LOSS)............................         13,446             628,252
                                                           ------------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...........................................    (10,533,538)                 --
  Short positions.......................................             --                  --
  Written option contracts expired or closed............             --                  --
  Futures...............................................     (2,863,879)                 --
                                                           ------------          ----------
                                                            (13,397,417)                 --
                                                           ------------          ----------
Change in unrealized appreciation (depreciation) on:
  Investments...........................................        500,170                  --
  Short positions.......................................             --                  --
  Written options.......................................             --                  --
  Futures...............................................       (257,309)                 --
                                                           ------------          ----------
                                                                242,861                  --
                                                           ------------          ----------
    Net realized and unrealized gain (loss) on
      investments.......................................    (13,154,556)                 --
                                                           ------------          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................   $(13,141,110)         $  628,252
                                                           ============          ==========

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2002

                                                                   U.S. PLUS FUND                      U.S./SHORT FUND
                                                          ---------------------------------   ---------------------------------
POTOMAC FUNDS                                               Year Ended        Year Ended        Year Ended        Year Ended
                                                          August 31, 2002   August 31, 2001   August 31, 2002   August 31, 2001
                                                          ---------------   ---------------   ---------------   ---------------
OPERATIONS:
Net investment income (loss)............................   $     (43,115)    $     (81,045)    $    (102,603)    $     48,019
Net realized gain (loss) on investments sold, securities
  sold short and futures................................      (2,088,852)      (15,011,500)          646,789          319,320
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures...............................................      (2,101,698)       (2,315,047)         (120,312)         235,592
                                                           -------------     -------------     -------------     ------------
    Net increase (decrease) in net assets resulting from
      operations........................................      (4,233,665)      (17,407,592)          423,874          602,931
                                                           -------------     -------------     -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                             (49,941)         (84,163)
Net realized gains......................................                                                  --               --
                                                                                               -------------     ------------
    Total distributions.................................                                             (49,941)         (84,163)
                                                                                               -------------     ------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................     444,980,979       542,545,802       147,870,421       47,654,238
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --            49,177           82,556
Cost of shares redeemed.................................    (392,992,651)     (570,876,598)     (160,320,063)     (29,352,982)
                                                           -------------     -------------     -------------     ------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      51,988,328       (28,330,796)      (12,400,465)      18,383,812
                                                           -------------     -------------     -------------     ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................      63,346,851        21,862,691        84,897,682       17,569,663
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --                --               --
Cost of shares redeemed.................................     (63,242,706)      (20,373,312)      (84,881,862)     (17,695,293)
                                                           -------------     -------------     -------------     ------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         104,145         1,489,379            15,820         (125,630)
                                                           -------------     -------------     -------------     ------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................         541,568         1,630,681
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --
Cost of shares redeemed.................................        (475,742)       (1,006,408)
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................          65,826           624,273
                                                           -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      47,924,634       (43,624,736)      (12,010,712)      18,776,950
                                                           -------------     -------------     -------------     ------------
NET ASSETS:
Beginning of period.....................................      11,840,932        55,465,668        20,741,089        1,964,139
                                                           -------------     -------------     -------------     ------------
End of period...........................................   $  59,765,566     $  11,840,932     $   8,730,377     $ 20,741,089
                                                           =============     =============     =============     ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................   $          --     $          --     $          --     $     49,811
                                                           -------------     -------------     -------------     ------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2002

                                                                    OTC PLUS FUND                       OTC/SHORT FUND
POTOMAC FUNDS                                             ---------------------------------   ----------------------------------
                                                            Year Ended        Year Ended        Year Ended         Year Ended
                                                          August 31, 2002   August 31, 2001   August 31, 2002    August 31, 2001
                                                          ---------------   ---------------   ---------------    ---------------
OPERATIONS:
Net investment income (loss)............................   $    (453,565)    $  (1,069,338)    $     (70,725)     $      99,837
Net realized gain (loss) on investments sold, securities
  sold short and futures................................      (8,645,193)      (61,423,364)       (2,177,972)         1,296,908
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures...............................................     (12,319,104)      (78,408,957)        1,369,698          1,637,406
                                                           -------------     -------------     -------------      -------------
    Net increase (decrease) in net assets resulting from
      operations........................................     (21,417,861)     (140,901,659)         (879,000)         3,034,151
                                                           -------------     -------------     -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................                                             (36,513)          (196,488)
Net realized gains......................................                                                  --                 --
                                                                                               -------------      -------------
    Total distributions.................................                                             (36,513)          (196,488)
                                                                                               -------------      -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................     282,135,454       518,488,540       191,061,271         99,793,766
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --            25,527            191,997
Cost of shares redeemed.................................    (239,511,237)     (528,134,295)     (189,332,194)      (101,230,410)
                                                           -------------     -------------     -------------      -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      42,624,217        (9,645,755)        1,754,604         (1,244,647)
                                                           -------------     -------------     -------------      -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................       7,235,063        29,816,900
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --
Cost of shares redeemed.................................      (7,006,963)      (30,092,922)
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         228,100          (276,022)
                                                           -------------     -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................         588,750           925,975
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --
Cost of shares redeemed.................................        (359,833)         (198,911)
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         228,917           727,064
                                                           -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      21,663,373      (150,096,372)          839,092          1,593,016
                                                           -------------     -------------     -------------      -------------
NET ASSETS:
Beginning of period.....................................      36,152,715       186,249,087         4,737,421          3,144,405
                                                           -------------     -------------     -------------      -------------
End of period...........................................   $  57,816,088     $  36,152,715     $   5,576,513      $   4,737,421
                                                           =============     =============     =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................   $          --     $          --     $          --      $      36,427
                                                           -------------     -------------     -------------      -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2002

                                                                 SMALL CAP PLUS FUND                SMALL CAP/SHORT FUND
                                                          ---------------------------------   ---------------------------------
POTOMAC FUNDS                                               Year Ended        Year Ended        Year Ended        Year Ended
                                                          August 31, 2002   August 31, 2001   August 31, 2002   August 31, 2001
                                                          ---------------   ---------------   ---------------   ---------------
OPERATIONS:
Net investment income (loss)............................   $     (75,771)    $     579,406    $      (223,439)   $     228,994
Net realized gain (loss) on investments sold, securities
  sold short and futures................................      (7,353,826)      (10,703,493)         9,689,007         (372,372)
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures...............................................        (788,752)       (1,646,265)          (614,687)         396,492
                                                           -------------     -------------    ---------------    -------------
    Net increase (decrease) in net assets resulting from
      operations........................................      (8,218,349)      (11,770,352)         8,850,881          253,114
                                                           -------------     -------------    ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................        (520,652)                            (269,999)        (259,607)
Net realized gains......................................              --                                   --               --
                                                           -------------                      ---------------    -------------
    Total distributions.................................        (520,652)                            (269,999)        (259,607)
                                                           -------------                      ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income...................................         (11,452)
Net realized gains......................................              --
                                                           -------------
    Total distributions.................................         (11,452)
                                                           -------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................         (28,670)
Net realized gains......................................              --
                                                           -------------
    Total distributions.................................         (28,670)
                                                           -------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................     451,987,289       852,394,982      1,130,660,771      353,097,274
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................         482,054                --            263,232          254,596
Cost of shares redeemed.................................    (448,273,175)     (869,941,799)    (1,131,012,063)    (322,814,666)
                                                           -------------     -------------    ---------------    -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................       4,196,168       (17,546,817)           (88,060)      30,537,204
                                                           -------------     -------------    ---------------    -------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................      28,774,521        99,082,015
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................           9,763                --
Cost of shares redeemed.................................     (28,304,804)     (101,162,544)
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         479,480        (2,080,529)
                                                           -------------     -------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................     150,644,541       287,884,800
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................             536                --
Cost of shares redeemed.................................    (137,138,955)     (298,779,329)
                                                           -------------     -------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      13,506,122       (10,894,529)
                                                           -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................       9,402,647       (42,292,227)         8,492,822       30,530,711
                                                           -------------     -------------    ---------------    -------------
NET ASSETS:
Beginning of period.....................................       6,609,111        48,901,338         30,567,680           36,969
                                                           -------------     -------------    ---------------    -------------
End of period...........................................   $  16,011,758     $   6,609,111    $    39,060,502    $  30,567,680
                                                           =============     =============    ===============    =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................   $          --     $     560,190    $            --    $     159,966
                                                           -------------     -------------    ---------------    -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                AUGUST 31, 2002

                                                                                                    U.S. GOVERNMENT MONEY
                                                                  DOW 30 PLUS FUND                       MARKET FUND
                                                          ---------------------------------   ---------------------------------
POTOMAC FUNDS                                               Year Ended        Year Ended        Year Ended        Year Ended
                                                          August 31, 2002   August 31, 2001   August 31, 2002   August 31, 2001
                                                          ---------------   ---------------   ---------------   ---------------
OPERATIONS:
Net investment income (loss)............................   $      13,446     $      35,254    $       628,252   $     3,737,499
Net realized gain (loss) on investments sold, securities
  sold short and futures................................     (13,397,417)       (4,631,379)                --                --
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures...............................................         242,861          (179,296)                --                --
                                                           -------------     -------------    ---------------   ---------------
    Net increase (decrease) in net assets resulting from
      operations........................................     (13,141,110)       (4,775,421)           628,252         3,737,499
                                                           -------------     -------------    ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income...................................         (34,554)                            (566,177)       (3,113,972)
Net realized gains......................................              --                                   --                --
                                                           -------------                      ---------------   ---------------
    Total distributions.................................         (34,554)                            (566,177)       (3,113,972)
                                                           -------------                      ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income...................................              --                              (33,051)         (348,902)
Net realized gains......................................              --                                   --                --
                                                           -------------                      ---------------   ---------------
    Total distributions.................................              --                              (33,051)         (348,902)
                                                           -------------                      ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS - BROKER CLASS:
Net investment income...................................            (771)                             (29,024)         (274,625)
Net realized gains......................................              --                                   --                --
                                                           -------------                      ---------------   ---------------
    Total distributions.................................            (771)                             (29,024)         (274,625)
                                                           -------------                      ---------------   ---------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold...............................     392,537,678       293,278,189      1,148,146,938     1,874,199,642
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................          23,863                --            471,364         2,449,965
Cost of shares redeemed.................................    (343,918,540)     (291,043,309)    (1,158,953,165)   (1,831,913,497)
                                                           -------------     -------------    ---------------   ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................      48,643,001         2,234,880        (10,334,863)       44,736,110
                                                           -------------     -------------    ---------------   ---------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...............................     100,893,971        49,347,984        182,001,632       330,585,718
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................              --                --             28,200           206,956
Cost of shares redeemed.................................     (98,974,574)      (48,755,648)      (194,446,485)     (312,161,030)
                                                           -------------     -------------    ---------------   ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................       1,919,397           592,336        (12,416,653)       18,631,644
                                                           -------------     -------------    ---------------   ---------------
CAPITAL SHARE TRANSACTIONS - BROKER CLASS:
Proceeds from shares sold...............................         676,101            65,419        142,481,299       306,016,232
Proceeds from shares issued to holders in reinvestment
  of dividends..........................................             771                --             26,942           241,848
Cost of shares redeemed.................................        (121,646)          (62,427)      (154,935,587)     (291,473,823)
                                                           -------------     -------------    ---------------   ---------------
    Net increase (decrease) in net assets resulting from
      capital share transactions........................         555,226             2,992        (12,427,346)       14,784,257
                                                           -------------     -------------    ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.................      37,941,189        (1,945,213)       (35,178,862)       78,152,011
                                                           -------------     -------------    ---------------   ---------------
NET ASSETS:
Beginning of period.....................................      16,655,483        18,600,696         95,943,530        17,791,519
                                                           -------------     -------------    ---------------   ---------------
End of period...........................................   $  54,596,672     $  16,655,483    $    60,764,668   $    95,943,530
                                                           =============     =============    ===============   ===============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD................................................   $      13,389     $      35,254    $        13,345   $            --
                                                           -------------     -------------    ---------------   ---------------

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period

POTOMAC FUNDS

                                                                        U.S. PLUS FUND
                             ----------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
                             ----------------------------------------------------------------------------------------------------
                                Year Ended          Year Ended          Year Ended          Year Ended       October 20, 1997(1)
                              August 31, 2002     August 31, 2001     August 31, 2000     August 31, 1999     to August 31, 1998
                             -----------------   -----------------   -----------------   -----------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD................     $     10.44         $    17.00          $     14.56         $      9.76            $  10.00
                                -----------         ----------          -----------         -----------            --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(4)................           (0.02)(11)         (0.04)                0.01                0.31                0.36
Net realized and unrealized
  gain (loss) on
  investments(6)...........           (3.04)             (6.52)                2.43                4.59               (0.58)
                                -----------         ----------          -----------         -----------            --------
    Total from investment
      operations...........           (3.06)             (6.56)                2.44                4.90               (0.22)
                                -----------         ----------          -----------         -----------            --------
LESS DISTRIBUTIONS:
Dividends from net
  investment income........              --                 --                   --                  --               (0.02)
Distributions from realized
  gains....................              --                 --                   --               (0.10)                 --
                                -----------         ----------          -----------         -----------            --------
    Total distributions....              --                 --                   --               (0.10)              (0.02)
                                -----------         ----------          -----------         -----------            --------
NET ASSET VALUE, END OF
  PERIOD...................     $      7.38         $    10.44          $     17.00         $     14.56            $   9.76
                                ===========         ==========          ===========         ===========            ========
TOTAL RETURN(8)............          (29.31%)           (38.59%)              16.76%              50.38%              (2.23%)(2)
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period...................     $58,410,654         $9,768,307          $55,311,201         $16,472,869            $466,997
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement..........            1.90%              1.51%                1.50%(7)            1.52%               2.52%(3)
  After expense
    reimbursement..........            1.65%(9)           1.50%                1.50%(7)            1.50%               1.50%(3)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement..........           (0.43%)            (0.34%)               0.05%(7)            2.32%               2.68%(3)
  After expense
    reimbursement..........           (0.18%)(10)         (0.33%)              0.05%(7)            2.34%               3.70%(3)
Portfolio turnover
  rate(5)..................           1,385%             1,634%               2,010%                  0%                  0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.05%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio excluded interest expense related to SWAP contracts. The ratio including interest expense for the year ended August 31, 2002 was 1.75%.
(10) The net investment income (loss) ratio included interest expense related to SWAP contracts. The ratio excluding interest expense for the year ended August 31, 2002 was (0.08%).
(11) Net investment income (loss) before interest expense on SWAP contracts for the year ended August 31, 2002 was ($0.01).
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                                  U.S. PLUS FUND
                                                          --------------------------------------------------------------
                                                                                  ADVISOR CLASS
                                                          --------------------------------------------------------------
                                                             Year Ended           Year Ended         March 22, 2000(1)
                                                           August 31, 2002      August 31, 2001      to August 31, 2000
                                                          -----------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD....................      $  10.33            $    16.95              $ 16.97
                                                              --------            ----------              -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).........................         (0.11)(11)            (0.16)               (0.11)
Net realized and unrealized gain (loss) on
  investments(6)........................................         (2.96)                (6.46)                0.09
                                                              --------            ----------              -------
  Total from investment operations......................         (3.07)                (6.62)               (0.02)
                                                              --------            ----------              -------
LESS DISTRIBUTIONS:
Dividends from net investment income....................            --                    --                   --
Distributions from realized gains.......................            --                    --                   --
                                                              --------            ----------              -------
  Total distributions...................................            --                    --                   --
                                                              --------            ----------              -------
NET ASSET VALUE, END OF PERIOD..........................      $   7.26            $    10.33              $ 16.95
                                                              ========            ==========              =======
TOTAL RETURN(8).........................................        (29.72%)              (39.06%)              (0.12%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...............................      $963,048            $1,527,985              $70,718
Ratio of net expenses to average net assets:
  Before expense reimbursement..........................          2.90%                 2.51%                2.50%(3,7)
  After expense reimbursement...........................          2.49%(9)              2.50%                2.50%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement..........................         (1.43%)               (1.34%)              (1.64%)(3,7)
  After expense reimbursement...........................         (1.02%)(10)           (1.33%)              (1.64%)(3,7)
Portfolio turnover rate(5)..............................         1,385%                1,634%               2,010%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.05%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio excluded interest expense related to SWAP contracts. The ratio including interest expense for the year ended August 31, 2002 was 2.59%.
(10) The net investment income (loss) ratio included interest expense related to SWAP contracts. The ratio excluding interest expense for the year ended August 31, 2002 was (0.92%).
(11) Net investment income (loss) before interest expense on SWAP contracts for the year ended August 31, 2002 was ($0.10).

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                                   U.S. PLUS FUND
                                                           --------------------------------------------------------------
                                                                                    BROKER CLASS
                                                           --------------------------------------------------------------
                                                              Year Ended           Year Ended         August 22, 2000(1)
                                                            August 31, 2002      August 31, 2001      to August 31, 2000
                                                           -----------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................        $  10.30             $  16.95               $ 16.69
                                                               --------             --------               -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................           (0.09)(11)           (0.16)                (0.01)
Net realized and unrealized gain (loss) on
  investments(6).......................................           (2.97)               (6.49)                 0.27
                                                               --------             --------               -------
    Total from investment operations...................           (3.06)               (6.65)                 0.26
                                                               --------             --------               -------
LESS DISTRIBUTIONS:
Dividends from net investment income...................              --                   --                    --
Distributions from realized gains......................              --                   --                    --
                                                               --------             --------               -------
    Total distributions................................              --                   --                    --
                                                               --------             --------               -------
NET ASSET VALUE, END OF PERIOD.........................        $   7.24             $  10.30               $ 16.95
                                                               ========             ========               =======
TOTAL RETURN(8)........................................          (29.71%)             (39.23%)                1.56%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................        $391,864             $544,640               $83,749
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................            2.90%                2.51%                 2.50%(3,7)
  After expense reimbursement..........................            2.47%(9)             2.50%                 2.50%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................           (1.43%)              (1.34%)               (2.47%)(3,7)
  After expense reimbursement..........................           (1.00%)(10)          (1.33%)               (2.47%)(3,7)
Portfolio turnover rate(5).............................           1,385%               1,634%                2,010%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.05%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio excluded interest expense related to SWAP contracts. The ratio including interest expense for the year ended August 31, 2002 was 2.57%.
(10) The net investment income (loss) ratio included interest expense related to SWAP contracts. The ratio excluding interest expense for the year ended August 31, 2002 was (0.90%).
(11) Net investment income (loss) before interest expense on SWAP contracts for the year ended August 31, 2002 was ($0.08).

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                            For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                         U.S./SHORT FUND(7)
                                    ---------------------------------------------------------------------------------------------
                                                                           INVESTOR CLASS
                                    ---------------------------------------------------------------------------------------------
                                      Year Ended          Year Ended        Year Ended        Year Ended      November 7, 1997(1)
                                    August 31, 2002     August 31, 2001   August 31, 2000   August 31, 1999   to August 31, 1998
                                    ---------------     ---------------   ---------------   ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................    $    37.42          $     29.33       $    34.39        $    47.30           $    50.00
                                      ----------          -----------       ----------        ----------           ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)...         (0.52)(10)            0.62(10)         0.70(10)          1.05                 1.15
Net realized and unrealized gain
  (loss) on investments(6)........          5.81                 8.74            (5.76)           (13.91)               (3.85)
                                      ----------          -----------       ----------        ----------           ----------
    Total from investment
      operations..................          5.29                 9.36            (5.06)           (12.86)               (2.70)
                                      ----------          -----------       ----------        ----------           ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..........................         (0.19)               (1.27)              --                --                   --
Distributions from realized
  gains...........................            --                   --               --             (0.05)                  --
                                      ----------          -----------       ----------        ----------           ----------
    Total distributions...........         (0.19)               (1.27)              --             (0.05)                  --
                                      ----------          -----------       ----------        ----------           ----------
NET ASSET VALUE, END OF PERIOD....    $    42.52          $     37.42       $    29.33        $    34.39           $    47.30
                                      ==========          ===========       ==========        ==========           ==========
TOTAL RETURN(11)..................         14.23%               32.49%          (14.71%)          (26.77%)              (5.40%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.........    $8,730,064          $20,740,626       $1,964,139        $4,392,851           $7,768,652
Ratio of net expenses to average
  net assets:
  Before expense reimbursement....          2.27%                3.41%            2.28%             1.90%                5.29%(3)
  After expense reimbursement.....          1.85%(8)             1.65%(8)         1.62%(8)          1.64%                1.57%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement....         (1.70%)               0.10%            1.46%             2.23%               (0.46%)(3)
  After expense reimbursement.....         (1.28%)(9)            1.86%(9)         2.12%(9)          2.49%                3.26%(3)
Portfolio turnover rate(5)........         2,471%                 867%             781%                0%                   0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The per share data reflects a 1 for 5 reverse stock split which occurred on June 7, 1999.
(8) The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the years ended August 31, 2002, 2001 and 2000 was 2.67%, 2.15% and 2.05%, respectively.
(9) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2002, 2001 and 2000 was (0.46%), 2.36% and 2.55%, respectively.
(10) Net investment income (loss) before dividends on short positions for the years ended August 31, 2002, 2001 and 2000 was ($0.19), $0.78 and $0.84,
respectively.
(11) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                  For a fund share outstanding
                                                     throughout the period
POTOMAC FUNDS

                                                                               U.S./SHORT FUND
                                                                ----------------------------------------------
                                                                                ADVISOR CLASS
                                                                ----------------------------------------------
                                                                   Year Ended                May 9, 2001(1)
                                                                 August 31, 2002           to August 31, 2001
                                                                -----------------         --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................         $37.34                      $33.76
                                                                     ------                      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................          (0.86)(10)                  (0.01)(10)
Net realized and unrealized gain (loss) on investments(6)...           5.97                        3.59
                                                                     ------                      ------
    Total from investment operations........................           5.11                        3.58
                                                                     ------                      ------
LESS DISTRIBUTIONS:
Dividends from net investment income........................             --                          --
Distributions from realized gains...........................             --                          --
                                                                     ------                      ------
    Total distributions.....................................             --                          --
                                                                     ------                      ------
NET ASSET VALUE, END OF PERIOD..............................         $42.45                      $37.34
                                                                     ======                      ======
TOTAL RETURN(7).............................................          13.69%                      10.60%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................         $  313                      $  463
Ratio of net expenses to average net assets:
  Before expense reimbursement..............................           3.27%                       4.41%(3)
  After expense reimbursement...............................           2.85%(8)                    2.65%(3,8)
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................          (2.70%)                     (1.90%)(3)
  After expense reimbursement...............................          (2.28%)(9)                  (0.14%)(3,9)
Portfolio turnover rate(5)..................................          2,471%                        867%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the year ended August 31, 2002 and the period ended August 31, 2001 was 3.67% and 3.16%, respectively.
(9) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2002 and the period ended August 31, 2001 was (1.46%) and 0.37%, respectively.
(10) Net investment income (loss) before dividends on short positions for the year ended August 31, 2002 and the period ended August 31, 2001 was ($0.55) and $0.04, respectively.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                        OTC PLUS FUND
                             ----------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
                             ----------------------------------------------------------------------------------------------------
                                Year Ended          Year Ended          Year Ended          Year Ended       October 20, 1997(1)
                              August 31, 2002     August 31, 2001     August 31, 2000     August 31, 1999     to August 31, 1998
                             -----------------   -----------------   -----------------   -----------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD................     $     11.54         $     44.13        $      24.60         $     10.41           $    10.00
                                -----------         -----------        ------------         -----------           ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(4)................           (0.16)              (0.30)              (0.49)              (0.23)               (0.11)
Net realized and unrealized
  gain (loss) on
  investments(6)...........           (5.04)             (32.29)              20.05               14.48                 0.52
                                -----------         -----------        ------------         -----------           ----------
    Total from investment
      operations...........           (5.20)             (32.59)              19.56               14.25                 0.41
                                -----------         -----------        ------------         -----------           ----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income........              --                  --                  --                  --                   --
Distributions from realized
  gains....................              --                  --               (0.03)              (0.06)                  --
                                -----------         -----------        ------------         -----------           ----------
    Total distributions....              --                  --               (0.03)              (0.06)                  --
                                -----------         -----------        ------------         -----------           ----------
NET ASSET VALUE, END OF
  PERIOD...................     $      6.34         $     11.54        $      44.13         $     24.60           $    10.41
                                ===========         ===========        ============         ===========           ==========
TOTAL RETURN(8)............          (45.06%)            (73.85%)             79.54%             137.18%                4.10%(2)
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period...................     $57,233,878         $35,668,601        $184,751,134         $76,682,387           $7,680,546
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement..........            1.66%               1.50%               1.50%(7)            1.50%                3.21%(3)
  After expense
    reimbursement..........            1.66%               1.50%               1.50%(7)            1.50%                1.50%(3)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement..........           (1.55%)             (1.32%)             (1.26%)(7)          (1.16%)              (2.84%)(3)
  After expense
    reimbursement..........           (1.55%)             (1.32%)             (1.26%)(7)          (1.16%)              (1.13%)(3)
Portfolio turnover
  rate(5)..................             450%                392%                378%              1,000%               2,325%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.08%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                                    OTC PLUS FUND
                                                           ---------------------------------------------------------------
                                                                                    ADVISOR CLASS
                                                           ---------------------------------------------------------------
                                                              Year Ended           Year Ended        February 24, 2000(1)
                                                            August 31, 2002      August 31, 2001      to August 31, 2000
                                                           -----------------    -----------------    ---------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................        $  11.49             $  44.07              $    47.64
                                                               --------             --------              ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................           (0.22)               (0.41)                  (0.36)
Net realized and unrealized gain (loss) on
  investments(6).......................................           (5.00)              (32.17)                  (3.21)
                                                               --------             --------              ----------
    Total from investment operations...................           (5.22)              (32.58)                  (3.57)
                                                               --------             --------              ----------
LESS DISTRIBUTIONS:
Dividends from net investment income...................              --                   --                      --
Distributions from realized gains......................              --                   --                      --
                                                               --------             --------              ----------
    Total distributions................................              --                   --                      --
                                                               --------             --------              ----------
NET ASSET VALUE, END OF PERIOD.........................        $   6.27             $  11.49              $    44.07
                                                               ========             ========              ==========
TOTAL RETURN(8)........................................          (45.43%)             (73.93%)                 (7.49%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................        $267,340             $159,253              $1,486,399
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................            2.45%                2.28%                   2.30%(3,7)
  After expense reimbursement..........................            2.27%                2.13%                   2.13%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................           (2.34%)              (2.09%)                 (2.01%)(3,7)
  After expense reimbursement..........................           (2.16%)              (1.94%)                 (1.84%)(3,7)
Portfolio turnover rate(5).............................             450%                 392%                    378%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.08%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period

POTOMAC FUNDS

                                                                               OTC PLUS FUND
                                                          --------------------------------------------------------
                                                                                BROKER CLASS
                                                          --------------------------------------------------------
                                                            Year Ended         Year Ended       August 22, 2000(1)
                                                          August 31, 2002    August 31, 2001    to August 31, 2000
                                                          ---------------    ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..................       $  11.48           $  44.07             $ 40.81
                                                             --------           --------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................          (0.21)             (0.36)              (0.02)
Net realized and unrealized gain (loss) on
  investments(6)......................................          (5.00)            (32.23)               3.28
                                                             --------           --------             -------
    Total from investment operations..................          (5.21)            (32.59)               3.26
                                                             --------           --------             -------
LESS DISTRIBUTIONS:
Dividends from net investment income..................             --                 --                  --
Distributions from realized gains.....................             --                 --                  --
                                                             --------           --------             -------
    Total distributions...............................             --                 --                  --
                                                             --------           --------             -------
NET ASSET VALUE, END OF PERIOD........................       $   6.27           $  11.48             $ 44.07
                                                             ========           ========             =======
TOTAL RETURN(8).......................................         (45.38%)           (73.95%)              7.99%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................       $314,870           $324,861             $11,554
Ratio of net expenses to average net assets:
  Before expense reimbursement........................           2.45%              2.28%               2.30%(3,7)
  After expense reimbursement.........................           2.24%              2.18%               2.00%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................          (2.34%)            (2.09%)             (2.05%)(3,7)
  After expense reimbursement.........................          (2.13%)            (1.99%)             (1.75%)(3,7)
Portfolio turnover rate(5)............................            450%               392%                378%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery of 0.08%.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                                      OTC/SHORT FUND(10)
                              ---------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
                              ---------------------------------------------------------------------------------------------------
                                 Year Ended             Year Ended         Year Ended         Year Ended      October 16, 1997(1)
                              August 31, 2002        August 31, 2001    August 31, 2000    August 31, 1999    to August 31, 1998
                              ----------------       ----------------   ----------------   ----------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................    $    15.45             $     8.31         $    17.06        $     41.90          $     50.00
                                 ----------             ----------         ----------        -----------          -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)..................         (0.13)(9)               0.21(9)            0.23               0.39(9)              0.45(9)
Net realized and unrealized
  gain (loss) on
  investments(6).............          4.36                   7.20              (8.90)            (25.22)               (8.55)
                                 ----------             ----------         ----------        -----------          -----------
    Total from investment
      operations.............          4.23                   7.41              (8.67)            (24.83)               (8.10)
                                 ----------             ----------         ----------        -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income.....................         (0.12)                 (0.27)             (0.08)                --                   --
Distributions from realized
  gains......................            --                     --                 --              (0.01)                  --
                                 ----------             ----------         ----------        -----------          -----------
    Total distributions......         (0.12)                 (0.27)             (0.08)             (0.01)                  --
                                 ----------             ----------         ----------        -----------          -----------
NET ASSET VALUE, END OF
  PERIOD.....................    $    19.56             $    15.45         $     8.31        $     17.06          $     41.90
                                 ==========             ==========         ==========        ===========          ===========
TOTAL RETURN(11).............         27.77%                 89.91%            (50.96%)           (59.25%)             (16.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period....    $5,576,513             $4,737,421         $3,144,405        $10,863,451          $19,168,538
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement............          1.90%(12)              2.14%              1.71%              1.87%                3.70%(3)
  After expense
    reimbursement............          1.90%(7,12)            1.65%(7)           1.65%              1.65%(7)             1.64%(3,7)
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense
    reimbursement............         (0.83%)(12)             1.22%              1.98%              1.47%               (0.74%)(3)
  After expense
    reimbursement............         (0.83%)(8,12)           1.71%(8)           2.04%              1.69%(8)             1.32%(3,8)
Portfolio turnover rate(5)...         1,058%                   869%             1,225%             3,049%               3,346%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the years ended August 31, 2002, 2001 and 1999 and the period ended August 31, 1998 was 1.96%, 1.69%, 1.74% and 1.78%, respectively.
(8) The net investment income ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2002, 2001 and 1999 and the period ended August 31, 1998 was (0.77%), 1.75%,
1.78% and 1.46%, respectively.
(9) Net investment income before dividends on short positions for the years ended August 31, 2002, 2001 and 1999 and the period ended August 31, 1998 was ($0.12), $0.22, $0.41 and $0.50, respectively.
(10) The per share data reflects a 1 for 5 reverse stock split which occurred on June 7, 1999.
(11) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(12) Ratio includes Advisor expense recovery of 0.06%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                     For a fund share outstanding throughout the
                                                       period
POTOMAC FUNDS

                                                                             SMALL CAP PLUS FUND
                                                -----------------------------------------------------------------------------
                                                                               INVESTOR CLASS
                                                -----------------------------------------------------------------------------
                                                  Year Ended         Year Ended         Year Ended       February 22, 1999(1)
                                                August 31, 2002    August 31, 2001    August 31, 2000     to August 31, 1999
                                                ---------------    ---------------    ---------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........      $    10.52         $    12.58         $     11.10           $    10.00
                                                  ----------         ----------         -----------           ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............           (0.01)(11)          0.23                0.19                 0.18
Net realized and unrealized gain (loss) on
  investments(6)............................           (2.20)             (2.29)               1.42                 0.92
                                                  ----------         ----------         -----------           ----------
    Total from investment operations........           (2.21)             (2.06)               1.61                 1.10
                                                  ----------         ----------         -----------           ----------
LESS DISTRIBUTIONS:
Dividends from net investment income........           (0.10)                --               (0.13)                  --
Distributions from realized gains...........              --                 --                  --                   --
                                                  ----------         ----------         -----------           ----------
    Total distributions.....................           (0.10)                --               (0.13)                  --
                                                  ----------         ----------         -----------           ----------
NET ASSET VALUE, END OF PERIOD..............      $     8.21         $    10.52         $     12.58           $    11.10
                                                  ==========         ==========         ===========           ==========
TOTAL RETURN(8)                                       (21.24%)           (16.38%)             14.50%               11.00%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................      $5,352,132         $6,479,334         $34,065,099           $7,033,622
Ratio of net expenses to average net assets:
  Before expense reimbursement..............            1.71%              1.50%               1.50%(7)             1.50%(3)
  After expense reimbursement...............            1.71%(9)           1.50%               1.50%(7)             1.50%(3)
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement..............           (0.13%)             2.06%               1.55%(7)             3.03%(3)
  After expense reimbursement...............           (0.13%)(10)         2.06%               1.55%(7)             3.03%(3)
Portfolio turnover rate(5)..................             647%               939%              3,390%                   0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio excluded interest expense related to SWAP contracts. The ratio including interest expense for the year ended August 31, 2002 was 1.80%.
(10) The net investment income (loss) ratio included interest expense related to SWAP contracts. The ratio excluding interest expense for the year ended August 31, 2002 was (0.04%).
(11) Net investment income (loss) before interest expense on SWAP contracts for the year ended August 31, 2002 was ($0.00).

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                For a fund share outstanding
                                                   throughout the period
POTOMAC FUNDS

                                                                                  SMALL CAP PLUS FUND
                                                               ---------------------------------------------------------
                                                                                     ADVISOR CLASS
                                                               ---------------------------------------------------------
                                                                 Year Ended         Year Ended       February 9, 2000(1)
                                                               August 31, 2002    August 31, 2001    to August 31, 2000
                                                               ---------------    ---------------    -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......................       $  10.49            $ 12.56            $    14.26
                                                                  --------            -------            ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............................          (0.10)(11)          0.14                  0.02
Net realized and unrealized gain (loss) on
  investments(6)...........................................          (2.15)             (2.21)                (1.72)
                                                                  --------            -------            ----------
    Total from investment operations.......................          (2.25)             (2.07)                (1.70)
                                                                  --------            -------            ----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......................          (0.06)                --                    --
Distributions from realized gains..........................             --                 --                    --
                                                                  --------            -------            ----------
    Total distributions....................................          (0.06)                --                    --
                                                                  --------            -------            ----------
NET ASSET VALUE, END OF PERIOD.............................       $   8.18            $ 10.49            $    12.56
                                                                  ========            =======            ==========
TOTAL RETURN(8)............................................         (21.70%)           (16.48%)              (11.92%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................................       $445,126            $70,754            $2,801,317
Ratio of net expenses to average net assets:
  Before expense reimbursement.............................           2.59%              2.49%                 2.36%(3,7)
  After expense reimbursement..............................           2.53%(9)           2.27%                 2.35%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.............................          (1.01%)             1.07%                 0.24%(3,7)
  After expense reimbursement..............................          (0.95%)(10)         1.29%                 0.25%(3,7)
Portfolio turnover rate(5).................................            647%               939%                3,390%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio excluded interest expense related to SWAP contracts. The ratio including interest expense for the year ended August 31, 2002 was 2.62%.
(10) The net investment income (loss) ratio included interest expense related to SWAP contracts. The ratio excluding interest expense for the year ended August 31, 2002 was (0.86%).
(11) Net investment income (loss) before interest expense on SWAP contracts for the year ended August 31, 2002 was ($0.09).

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                For a fund share outstanding
                                                   throughout the period
POTOMAC FUNDS

                                                                                 SMALL CAP PLUS FUND
                                                               --------------------------------------------------------
                                                                                     BROKER CLASS
                                                               --------------------------------------------------------
                                                                 Year Ended         Year Ended       March 28, 2000(1)
                                                               August 31, 2002    August 31, 2001    to August 31, 2000
                                                               ---------------    ---------------    ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD.......................      $     10.49          $ 12.57           $     15.06
                                                                 -----------          -------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)............................            (0.09)(11)        0.15                  0.04
Net realized and unrealized gain (loss) on
  investments(6)...........................................            (2.17)           (2.23)                (2.53)
                                                                 -----------          -------           -----------
    Total from investment operations.......................            (2.26)           (2.08)                (2.49)
                                                                 -----------          -------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment income.......................            (0.04)              --                    --
Distributions from realized gains..........................               --               --                    --
                                                                 -----------          -------           -----------
    Total distributions....................................            (0.04)              --                    --
                                                                 -----------          -------           -----------
NET ASSET VALUE, END OF PERIOD.............................      $      8.19          $ 10.49           $     12.57
                                                                 ===========          =======           ===========
TOTAL RETURN(8)............................................           (21.62%)         (16.55%)              (16.53%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..................................      $10,214,500          $59,023           $12,034,922
Ratio of net expenses to average net assets:
  Before expense reimbursement.............................             2.59%            2.49%                 2.36%(3,7)
  After expense reimbursement..............................             2.48%(9)         2.26%                 2.27%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.............................            (1.01%)           1.07%                 0.77%(3,7)
  After expense reimbursement..............................            (0.90%)(10)        1.30%                0.86%(3,7)
Portfolio turnover rate(5).................................              647%             939%                3,390%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) Ratio includes Advisor expense recovery.
(8) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(9) The operating expense ratio excluded interest expense related to SWAP contracts. The ratio including interest expense for the year ended August 31, 2002 was 2.57%.
(10) The net investment income (loss) ratio included interest expense related to SWAP contracts. The ratio excluding interest expense for the year ended August 31, 2002 was (0.81%).
(11) Net investment income (loss) before interest expense on SWAP contracts for the year ended August 31, 2002 was ($0.08).

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period

POTOMAC FUNDS

                                                                                SMALL CAP/SHORT FUND
                                                        --------------------------------------------------------------------
                                                                                   INVESTOR CLASS
                                                        --------------------------------------------------------------------
                                                            Year Ended                Year Ended        December 21, 1999(1)
                                                          August 31, 2002           August 31, 2001      to August 31, 2000
                                                        -------------------        -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD................        $     48.84               $     43.37             $ 50.00
                                                            -----------               -----------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).....................              (0.21)(10)                 1.02(10)            1.39
Net realized and unrealized gain (loss) on
  investments(6)....................................               5.32                      6.26               (8.02)
                                                            -----------               -----------             -------
    Total from investment operations................               5.11                      7.28               (6.63)
                                                            -----------               -----------             -------
LESS DISTRIBUTIONS:
Dividends from net investment income................              (4.13)                    (1.81)                 --
Distributions from realized gains...................                 --                        --                  --
                                                            -----------               -----------             -------
    Total distributions.............................              (4.13)                    (1.81)                 --
                                                            -----------               -----------             -------
NET ASSET VALUE, END OF PERIOD......................        $     49.82               $     48.84             $ 43.37
                                                            ===========               ===========             =======
TOTAL RETURN(7).....................................              11.77%                    16.75%             (13.26%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........................        $39,060,502               $30,567,680             $36,969
Ratio of net expenses to average net assets:
  Before expense reimbursement......................               1.89%(11)                 1.70%               1.65%(3)
  After expense reimbursement.......................               1.89%(8,11)               1.65%(8)            1.39%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement......................              (0.46%)(11)                2.09%               3.50%(3)
  After expense reimbursement.......................              (0.46%)(9,11)              2.14%(9)            3.76%(3)
Portfolio turnover rate(5)..........................              1,476%                    1,736%                851%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the years ended August 31, 2002 and 2001 was 2.31% and 1.66%, respectively.
(9) The net investment income ratio included dividends on short positions and interest income on SWAP contracts. The ratio excluding dividends on short positions and interest income on SWAP contracts for the years ended August 31, 2002 and 2001 was (0.16%) and 2.15%, respectively.
(10) Net investment income (loss) before dividends on short positions and interest income on SWAP contracts for the years ended August 31, 2002 and 2001 was ($0.08) and $1.03, respectively.
(11) Ratio includes Advisor expense recovery of 0.01%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period

POTOMAC FUNDS

                                                                                  DOW 30 PLUS FUND
                                                           --------------------------------------------------------------
                                                                                   INVESTOR CLASS
                                                           --------------------------------------------------------------
                                                              Year Ended           Year Ended        December 2, 1999(1)
                                                            August 31, 2002      August 31, 2001      to August 31, 2000
                                                           -----------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................       $      7.76          $      9.32           $     10.00
                                                              -----------          -----------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................              0.01                 0.03                  0.01
Net realized and unrealized gain (loss) on
  investments(6).......................................             (1.36)               (1.59)                (0.69)
                                                              -----------          -----------           -----------
    Total from investment operations...................             (1.35)               (1.56)                (0.68)
                                                              -----------          -----------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment income...................             (0.02)                  --                    --
Distributions from realized gains......................                --                   --                    --
                                                              -----------          -----------           -----------
    Total distributions................................             (0.02)                  --                    --
                                                              -----------          -----------           -----------
NET ASSET VALUE, END OF PERIOD.........................       $      6.39          $      7.76           $      9.32
                                                              ===========          ===========           ===========
TOTAL RETURN(7)........................................            (17.45%)             (16.74%)               (6.80%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................       $53,986,006          $16,549,599           $18,509,233
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................              1.70%(8)             1.55%                 1.52%(3)
  After expense reimbursement..........................              1.70%(8)             1.50%                 1.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................              0.15%(8)             0.35%                 0.16%(3)
  After expense reimbursement..........................              0.15%(8)             0.40%                 0.18%(3)
Portfolio turnover rate(5).............................               983%               1,415%                1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Ratio includes Advisor expense recovery of 0.03%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period

POTOMAC FUNDS

                                                                                  DOW 30 PLUS FUND
                                                           --------------------------------------------------------------
                                                                                   ADVISOR CLASS
                                                           --------------------------------------------------------------
                                                              Year Ended           Year Ended          June 1, 2000(1)
                                                            August 31, 2002      August 31, 2001      to August 31, 2000
                                                           -----------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................        $   7.69             $   9.32               $  8.72
                                                               --------             --------               -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................           (0.05)               (0.05)                (0.01)
Net realized and unrealized gain (loss) on
  investments(6).......................................           (1.34)               (1.58)                 0.61
                                                               --------             --------               -------
    Total from investment operations...................           (1.39)               (1.63)                 0.60
                                                               --------             --------               -------
LESS DISTRIBUTIONS:
Dividends from net investment income...................              --                   --                    --
Distributions from realized gains......................              --                   --                    --
                                                               --------             --------               -------
    Total distributions................................              --                   --                    --
                                                               --------             --------               -------
NET ASSET VALUE, END OF PERIOD.........................        $   6.30             $   7.69               $  9.32
                                                               ========             ========               =======
TOTAL RETURN(7)........................................          (18.08%)             (17.49%)                6.88%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................        $131,928             $101,149               $86,355
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................            2.55%(8)             2.55%                 2.52%(3)
  After expense reimbursement..........................            2.55%(8)             2.50%                 2.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................           (0.70%)(8)           (0.65%)               (0.36%)(3)
  After expense reimbursement..........................           (0.70%)(8)           (0.60%)               (0.34%)(3)
Portfolio turnover rate(5).............................             983%               1,415%                1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Ratio includes Advisor expense recovery of 0.05%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period

POTOMAC FUNDS

                                                                                  DOW 30 PLUS FUND
                                                           --------------------------------------------------------------
                                                                                    BROKER CLASS
                                                           --------------------------------------------------------------
                                                              Year Ended           Year Ended         August 17, 2000(1)
                                                            August 31, 2002      August 31, 2001      to August 31, 2000
                                                           -----------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................        $   7.70              $ 9.32                $  9.12
                                                               --------              ------                -------
INCOME (LOSS)FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................           (0.05)              (0.05)                    --
Net realized and unrealized gain (loss) on
  investments(6).......................................           (1.33)              (1.57)                  0.20
                                                               --------              ------                -------
    Total from investment operations...................           (1.38)              (1.62)                  0.20
                                                               --------              ------                -------
LESS DISTRIBUTIONS:
Dividends from net investment income...................           (0.02)                 --                     --
Distributions from realized gains......................              --                  --                     --
                                                               --------              ------                -------
    Total distributions................................           (0.02)                 --                     --
                                                               --------              ------                -------
NET ASSET VALUE, END OF PERIOD.........................        $   6.30              $ 7.70                $  9.32
                                                               ========              ======                =======
TOTAL RETURN(7)........................................          (18.00%)            (17.38%)                 2.19%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................        $478,738              $4,735                $ 5,108
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................            2.49%(8)            2.55%                  2.52%(3)
  After expense reimbursement..........................            2.48%(8)            2.50%                  2.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................           (0.64%)(8)          (0.65%)                 0.39%(3)
  After expense reimbursement..........................           (0.63%)(8)          (0.60%)                 0.41%(3)
Portfolio turnover rate(5).............................             983%              1,415%                 1,606%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. Ratio is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Ratio includes Advisor expense recovery.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                           For a fund share outstanding throughout the period
POTOMAC FUNDS

                                                               U.S. GOVERNMENT MONEY MARKET FUND
                                -----------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
                                -----------------------------------------------------------------------------------------------
                                  Year Ended         Year Ended         Year Ended         Year Ended       October 20, 1997(1)
                                August 31, 2002    August 31, 2001    August 31, 2000    August 31, 1999    to August 31, 1998
                                ---------------    ---------------    ---------------    ---------------    -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................    $      1.00        $      1.00        $      1.00        $      1.00          $     1.00
                                  -----------        -----------        -----------        -----------          ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)...................           0.01               0.04               0.05               0.04                0.04
Net realized and unrealized
  gain (loss) on
  investments.................             --                 --                 --                 --                  --
                                  -----------        -----------        -----------        -----------          ----------
    Total from investment
      operations..............           0.01               0.04               0.05               0.04                0.04
                                  -----------        -----------        -----------        -----------          ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................          (0.01)             (0.04)             (0.05)             (0.04)              (0.04)
Distributions from realized
  gains.......................             --                 --                 --                 --                  --
                                  -----------        -----------        -----------        -----------          ----------
    Total distributions.......          (0.01)             (0.04)             (0.05)             (0.04)              (0.04)
                                  -----------        -----------        -----------        -----------          ----------
NET ASSET VALUE, END OF
  PERIOD......................    $      1.00        $      1.00        $      1.00        $      1.00          $     1.00
                                  ===========        ===========        ===========        ===========          ==========
TOTAL RETURN(5)...............           1.02%              4.45%              5.01%              3.89%               3.89%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....    $50,803,391        $61,138,254        $16,402,144        $50,222,733          $9,370,384
Ratio of net expenses to
  average net assets:
  Before expense
    reimbursement.............           1.03%              1.04%              1.03%              1.20%               3.70%(3)
  After expense
    reimbursement.............           0.99%              1.00%              1.00%              0.99%               1.00%(3)
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense
    reimbursement.............           1.02%              4.29%              4.93%              3.68%               1.66%(3)
  After expense
    reimbursement.............           1.06%              4.33%              4.96%              3.89%               4.36%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                   throughout the period
POTOMAC FUNDS

                                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                                           --------------------------------------------------------------
                                                                                   ADVISOR CLASS
                                                           --------------------------------------------------------------
                                                              Year Ended           Year Ended        February 2, 2000(1)
                                                            August 31, 2002      August 31, 2001      to August 31, 2000
                                                           -----------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................       $     1.00           $      1.00             $   1.00
                                                              ----------           -----------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................               --                  0.03                 0.03
Net realized and unrealized gain (loss) on
  investments..........................................               --                    --                   --
                                                              ----------           -----------             --------
    Total from investment operations...................               --                  0.03                 0.03
                                                              ----------           -----------             --------
LESS DISTRIBUTIONS:
Dividends from net investment income...................               --                 (0.03)               (0.03)
Distributions from realized gains......................               --                    --                   --
                                                              ----------           -----------             --------
    Total distributions................................               --                 (0.03)               (0.03)
                                                              ----------           -----------             --------
NET ASSET VALUE, END OF PERIOD.........................       $     1.00           $      1.00             $   1.00
                                                              ==========           ===========             ========
TOTAL RETURN(5)........................................             0.18%                 3.38%                2.54%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................       $6,893,908           $19,310,561             $678,918
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................             2.03%                 2.04%                2.03%(3)
  After expense reimbursement..........................             1.84%                 2.00%                2.00%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................             0.02%                 3.29%                4.32%(3)
  After expense reimbursement..........................             0.21%                 3.33%                4.35%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                               For a fund share outstanding
                                                  throughout the period
POTOMAC FUNDS

                                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                                           --------------------------------------------------------------
                                                                                    BROKER CLASS
                                                           --------------------------------------------------------------
                                                              Year Ended           Year Ended         March 22, 2000(1)
                                                            August 31, 2002      August 31, 2001      to August 31, 2000
                                                           -----------------    -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................       $     1.00           $      1.00             $   1.00
                                                              ----------           -----------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................               --                  0.03                 0.01
Net realized and unrealized gain (loss) on
  investments..........................................               --                    --                   --
                                                              ----------           -----------             --------
    Total from investment operations...................               --                  0.03                 0.01
                                                              ----------           -----------             --------
LESS DISTRIBUTIONS:
Dividends from net investment income...................               --                 (0.03)               (0.01)
Distributions from realized gains......................               --                    --                   --
                                                              ----------           -----------             --------
    Total distributions................................               --                 (0.03)               (0.01)
                                                              ----------           -----------             --------
NET ASSET VALUE, END OF PERIOD.........................       $     1.00           $      1.00             $   1.00
                                                              ==========           ===========             ========
TOTAL RETURN(5)........................................             0.18%                 3.42%                0.61%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................       $3,067,369           $15,494,715             $710,457
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................             2.03%                 2.04%                2.03%(3)
  After expense reimbursement..........................             1.83%                 2.00%                2.00%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................             0.02%                 3.29%                4.37%(3)
  After expense reimbursement..........................             0.22%                 3.33%                4.40%(3)

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                                AUGUST 31, 2002

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./Short Fund commenced operations on November 7, 1997; the OTC/Short Fund commenced operations on October 16, 1997; the Small Cap Plus Fund commenced operations on February 22, 1999; the Dow 30 Plus Fund commenced operations on December 2, 1999, and the Small Cap/Short Fund commenced operations on December 21, 1999.

The objective of the U.S. Plus Fund is to provide daily investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index"). The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(TM) ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000(R) Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) ("Dow"). The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Effective February 2, 2000, the Trust redesignated outstanding shares as Investor Class shares and began offering two new classes of shares: Advisor Class and Broker Class. Investor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Board has authorized each Fund's Investor Class shares to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses. The expense limit on Total Annual Operating Expense for the period of September 1, 2001 through December 17, 2001 was 1.50% for the Plus Funds and 1.65% for the Short Funds. For the period of December 18, 2001 through August 31, 2002, the expense limit was 1.75% for the Plus Funds and 1.95% for the Short Funds. Advisor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Advisor Class' average daily net assets. The Board has authorized each Fund's Advisor Class shares to pay Rule 12b-1 fees equal to 1.00% of Advisor Class' average daily net assets. Broker Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of Broker Class' average daily net assets. The Board has authorized each Fund's Broker Class shares to pay Rule 12b-1 fees equal to 1.00% of Broker Class' average daily net assets. The Broker Class shares are subject to a contingent deferred sales charge ("CDSC") upon redemption from the Fund within six years from the time of the original purchase. Each class of shares for each Fund has identical rights and privileges except with respect to Rule 12b-1 fees, voting rights on any other matters pertaining to a single class of shares and the exchange privileges of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. U.S. Government Money Market Fund instruments and instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTION ACCOUNTING - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The U.S./Short Fund, OTC/Short Fund and the Small Cap/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  H) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets.

  I) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually net investment income and net realized capital gains, if any. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

Certain Funds also utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions paid during the fiscal year ended August 31, 2002 were as follows:

                                                                 ORDINARY        LONG-TERM
                                                                   INCOME    CAPITAL GAINS
                                                                ---------    -------------
U.S. Plus Fund                                                          0                0
U.S./Short Fund                                                    49,941                0
OTC Plus Fund                                                           0                0
OTC/Short Fund                                                     36,513                0
Small Cap Plus Fund                                               560,774                0
Small Cap/Short Fund                                            4,569,968          855,606
Dow 30 Plus Fund                                                   35,325                0
U.S. Government Money Market Fund                                 628,252                0

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                 ORDINARY        LONG-TERM
                                                                   INCOME    CAPITAL GAINS
                                                                ---------    -------------
U.S. Plus Fund                                                          0                0
U.S./Short Fund                                                         0                0
OTC Plus Fund                                                           0                0
OTC/Short Fund                                                          0                0
Small Cap Plus Fund                                                     0                0
Small Cap/Short Fund                                            1,859,030          414,168
Dow 30 Plus Fund                                                   13,389                0
U.S. Government Money Market Fund                                  13,345                0

  J) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  K) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

  In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. For the fiscal year ending August 31, 2002, the adoption of the new guide did not have a significant effect on the recognition of income or gains and losses. Further it did not affect the determination of either net assets or total returns.

3. CAPITAL SHARE TRANSACTIONS

                                            U.S. PLUS FUND                       U.S./SHORT FUND
                                  ----------------------------------    ----------------------------------
                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                  AUGUST 31, 2002    AUGUST 31, 2001    AUGUST 31, 2002    AUGUST 31, 2001
                                  ---------------    ---------------    ---------------    ---------------
INVESTOR CLASS:
Shares sold                          48,096,389         41,591,797         3,795,253          1,359,967
Shares issued to holders in
  reinvestment of dividends                  --                 --             1,371              2,502
Shares redeemed                     (41,120,307)       (43,910,189)       (4,145,494)          (875,234)
                                    -----------        -----------        ----------          ---------
  Net increase (decrease)             6,976,082         (2,318,392)         (348,870)           487,235
                                    -----------        -----------        ----------          ---------
ADVISOR CLASS:
Shares sold                           6,720,973          1,843,179         2,256,588            503,908
Shares issued to holders in
  reinvestment of dividends                  --                 --                --                 --
Shares redeemed                      (6,736,189)        (1,699,415)       (2,256,593)          (503,896)
                                    -----------        -----------        ----------          ---------
  Net increase (decrease)               (15,216)           143,764                (5)                12
                                    -----------        -----------        ----------          ---------
BROKER CLASS:
Shares sold                              54,297            129,507
Shares issued to holders in
  reinvestment of dividends                  --                 --
Shares redeemed                         (53,030)           (81,582)
                                    -----------        -----------
  Net increase (decrease)                 1,267             47,925
                                    -----------        -----------
Total net increase (decrease)
  from capital share
  transactions                        6,962,133         (2,126,703)         (348,875)           487,247
                                    ===========        ===========        ==========          =========

                                            OTC PLUS FUND                         OTC/SHORT FUND
                                  ----------------------------------    ----------------------------------
                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                  AUGUST 31, 2002    AUGUST 31, 2001    AUGUST 31, 2002    AUGUST 31, 2001
                                  ---------------    ---------------    ---------------    ---------------
INVESTOR CLASS:
Shares sold                          30,071,476         22,625,927         12,495,760         8,187,229
Shares issued to holders in
  reinvestment of dividends                  --                 --              1,974            15,274
Shares redeemed                     (24,132,894)       (23,721,695)       (12,519,246)       (8,274,248)
                                    -----------        -----------        -----------        ----------
  Net increase (decrease)             5,938,582         (1,095,768)           (21,512)          (71,745)
                                    -----------        -----------        -----------        ----------
ADVISOR CLASS:
Shares sold                             636,766          1,257,969
Shares issued to holders in
  reinvestment of dividends                  --                 --
Shares redeemed                        (608,015)        (1,277,832)
                                    -----------        -----------
  Net increase (decrease)                28,751            (19,863)
                                    -----------        -----------
BROKER CLASS:
Shares sold                              57,005             37,477
Shares issued to holders in
  reinvestment of dividends                  --                 --
Shares redeemed                         (35,108)            (9,433)
                                    -----------        -----------
  Net increase (decrease)                21,897             28,044
                                    -----------        -----------
Total net increase (decrease)
  from capital share
  transactions                        5,989,230         (1,087,587)           (21,512)          (71,745)
                                    ===========        ===========        ===========        ==========

                                         SMALL CAP PLUS FUND                   SMALL CAP/SHORT FUND
                                  ----------------------------------    ----------------------------------
                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                  AUGUST 31, 2002    AUGUST 31, 2001    AUGUST 31, 2002    AUGUST 31, 2001
                                  ---------------    ---------------    ---------------    ---------------
INVESTOR CLASS:
Shares sold                          43,168,373         74,571,663         24,261,515         7,481,453
Shares issued to holders in
  reinvestment of dividends              44,635                 --              6,102             5,171
Shares redeemed                     (43,176,946)       (76,663,498)       (24,109,342)       (6,861,650)
                                    -----------        -----------        -----------        ----------
  Net increase (decrease)                36,062         (2,091,835)           158,275           624,974
                                    -----------        -----------        -----------        ----------
ADVISOR CLASS:
Shares sold                           2,708,088          8,700,182
Shares issued to holders in
  reinvestment of dividends                 903                 --
Shares redeemed                      (2,661,296)        (8,916,497)
                                    -----------        -----------
  Net increase (decrease)                47,695           (216,315)
                                    -----------        -----------
BROKER CLASS:
Shares sold                          14,223,128         25,347,036
Shares issued to holders in
  reinvestment of dividends                  50                 --
Shares redeemed                     (12,981,685)       (26,298,877)
                                    -----------        -----------
  Net increase (decrease)             1,241,493           (951,841)
                                    -----------        -----------
Total net increase (decrease)
  from capital share
  transactions                        1,325,250         (3,259,991)           158,275           624,974
                                    ===========        ===========        ===========        ==========

                                                                                 U.S. GOVERNMENT
                                           DOW 30 PLUS FUND                     MONEY MARKET FUND
                                  ----------------------------------    ----------------------------------
                                    YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                  AUGUST 31, 2002    AUGUST 31, 2001    AUGUST 31, 2002    AUGUST 31, 2001
                                  ---------------    ---------------    ---------------    ---------------
INVESTOR CLASS:
Shares sold                          52,598,468         34,363,351       1,148,146,926      1,874,199,642
Shares issued to holders in
  reinvestment of dividends               3,059                 --             471,364          2,449,965
Shares redeemed                     (46,284,209)       (34,215,304)     (1,158,953,153)    (1,831,913,497)
                                    -----------        -----------      --------------     --------------
  Net increase (decrease)             6,317,318            148,047         (10,334,863)        44,736,110
                                    -----------        -----------      --------------     --------------
ADVISOR CLASS:
Shares sold                          13,837,417          5,894,692         182,001,633        330,585,718
Shares issued to holders in
  reinvestment of dividends                  --                 --              28,199            206,956
Shares redeemed                     (13,829,645)        (5,890,805)       (194,446,485)      (312,161,031)
                                    -----------        -----------      --------------     --------------
  Net increase (decrease)                 7,772              3,887         (12,416,653)        18,631,643
                                    -----------        -----------      --------------     --------------
BROKER CLASS:
Shares sold                              92,564              7,377         142,481,299        306,016,233
Shares issued to holders in
  reinvestment of dividends                 100                 --              26,942            241,848
Shares redeemed                         (17,333)            (7,310)       (154,935,587)      (291,473,823)
                                    -----------        -----------      --------------     --------------
  Net increase (decrease)                75,331                 67         (12,427,346)        14,784,258
                                    -----------        -----------      --------------     --------------
Total net increase (decrease)
  from capital share
  transactions                        6,400,421            152,001         (35,178,862)        78,152,011
                                    ===========        ===========      ==============     ==============

4. INVESTMENT TRANSACTIONS

During the year ended August 31, 2002, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

                                  U.S. PLUS FUND   U.S./SHORT FUND   OTC PLUS FUND   OTC/SHORT FUND
                                  --------------   ---------------   -------------   --------------
Purchases                          $260,720,029     $123,123,516     $160,138,951     $115,469,807
Sales                              $240,976,521     $123,235,887     $126,333,301     $116,081,022

                                    SMALL CAP          SMALL CAP/            DOW 30     U.S. GOVERNMENT
                                    PLUS FUND          SHORT FUND         PLUS FUND   MONEY MARKET FUND
                                  -----------         -----------      ------------   -----------------
Purchases                         $99,006,239         $90,103,211      $355,061,176                  --
Sales                             $94,076,358         $82,987,167      $309,976,764                  --

There were no purchases or sales of long-term U.S. Government Securities.

Transactions in futures contracts for the year ended August 31, 2002, for the following Funds were as follows:

                                                U.S. PLUS FUND                  U.S./SHORT FUND
                                        ------------------------------   ------------------------------
                                        NUMBER OF       AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                        CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                        ---------   ------------------   ---------   ------------------
Outstanding at beginning of year               23      $   6,697,353            --      $         --
Contracts opened                            1,189        321,209,413            72        14,072,787
Contracts closed                           (1,205)      (326,303,735)          (72)      (14,072,787)
                                        ---------      -------------     ---------      ------------
Outstanding at end of year                      7      $   1,603,031            --      $         --
                                        =========      =============     =========      ============

                                                OTC PLUS FUND                    OTC/SHORT FUND
                                        ------------------------------   ------------------------------
                                        NUMBER OF       AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                        CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                        ---------   ------------------   ---------   ------------------
Outstanding at beginning of year               73      $  11,412,602            --      $         --
Contracts opened                            1,507        200,231,746           222        29,668,796
Contracts closed                           (1,391)      (192,080,997)         (222)      (29,668,796)
                                        ---------      -------------     ---------      ------------
Outstanding at end of year                    189      $  19,563,351            --      $         --
                                        =========      =============     =========      ============

                                             SMALL CAP PLUS FUND              SMALL CAP/SHORT FUND
                                        ------------------------------   ------------------------------
                                        NUMBER OF       AGGREGATE FACE   NUMBER OF       AGGREGATE FACE
                                        CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                        ---------   ------------------   ---------   ------------------
Outstanding at beginning of year               16      $   3,830,072            --      $         --
Contracts opened                            2,749        646,824,121           166        32,738,372
Contracts closed                           (2,749)      (647,501,121)         (161)      (31,762,100)
                                        ---------      -------------     ---------      ------------
Outstanding at end of year                     16      $   3,153,072             5      $    976,272
                                        =========      =============     =========      ============

                                               DOW 30 PLUS FUND
                                        -------------------------------
                                        NUMBER OF        AGGREGATE FACE
                                        CONTRACTS    VALUE OF CONTRACTS
                                        ---------   -------------------
Outstanding at beginning of year               57   $         5,958,217
Contracts opened                            2,080           201,172,741
Contracts closed                           (1,929)         (188,650,242)
                                        ---------   -------------------
Outstanding at end of year                    208   $        18,480,716
                                        =========   ===================

Transactions in short futures contracts for the year ended August 31, 2002, for the following Funds were as follows:

                                                   U.S. PLUS FUND                     U.S./SHORT FUND
                                          --------------------------------    --------------------------------
                                          NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                          CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                          ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                 --    $                --           46    $        13,116,018
Contracts opened                                 21              5,744,531          310             82,017,531
Contracts closed                                (21)            (5,744,531)        (350)           (93,915,176)
                                          ---------    -------------------    ---------    -------------------
Outstanding at end of year                       --    $                --            6    $         1,218,373
                                          =========    ===================    =========    ===================

                                                   OTC/SHORT FUND                   SMALL CAP PLUS FUND
                                          --------------------------------    --------------------------------
                                          NUMBER OF         AGGREGATE FACE    NUMBER OF         AGGREGATE FACE
                                          CONTRACTS     VALUE OF CONTRACTS    CONTRACTS     VALUE OF CONTRACTS
                                          ---------    -------------------    ---------    -------------------
Outstanding at beginning of year                  2    $           306,591           --    $                --
Contracts opened                                554             69,938,796           12              2,284,446
Contracts closed                               (545)           (69,195,436)         (12)            (2,284,446)
                                          ---------    -------------------    ---------    -------------------
Outstanding at end of year                       11    $         1,049,951           --    $                --
                                          =========    ===================    =========    ===================

                                                SMALL CAP/SHORT FUND
                                          --------------------------------
                                          NUMBER OF         AGGREGATE FACE
                                          CONTRACTS     VALUE OF CONTRACTS
                                          ---------    -------------------
Outstanding at beginning of year                116    $        27,600,303
Contracts opened                              4,478          1,012,044,149
Contracts closed                             (4,594)        (1,039,644,452)
                                          ---------    -------------------
Outstanding at end of year                       --    $                --
                                          =========    ===================

At August 31, 2002, gross unrealized appreciation and depreciation of investments (excluding short-term investments, options, swaps and futures contracts) for tax purposes were as follows:

                                     U.S. PLUS FUND    U.S./SHORT FUND    OTC PLUS FUND    OTC/SHORT FUND
                                     --------------    ---------------    -------------    --------------
Appreciation.....................     $    479,757     $            --    $  3,425,326     $           --
(Depreciation)...................      (16,932,134)                 --     (46,258,142)                --
                                      ------------     ---------------    ------------     --------------
Net unrealized appreciation
  (depreciation) on
  investments....................     $(16,452,377)    $            --    $(42,832,816)    $           --
                                      ============     ===============    ============     ==============

                                                         SMALL CAP/          DOW 30      U.S. GOVERNMENT
                                  SMALL CAP PLUS FUND    SHORT FUND       PLUS FUND    MONEY MARKET FUND
                                  -------------------    ----------    ------------    -----------------
Appreciation..................        $   294,564        $       --    $  2,417,609    $              --
(Depreciation)................         (5,038,125)               --     (18,945,100)                  --
                                      -----------        ----------    ------------    -----------------
Net unrealized appreciation
  (depreciation) on
  investments.................        $(4,743,561)       $       --    $(16,527,491)   $              --
                                      ===========        ==========    ============    =================

At August 31, 2002, the cost of investments for federal income tax purposes was $66,003,315, $6,242,917, $18,792,471, $3,246,317, $16,363,875, $27,468,833,
$71,061,830 and $75,489,348 for the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund, respectively.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year. The Funds have incurred such capital losses as follows:

                            FUND                                POST-OCTOBER LOSSES
                            ----                                -------------------
U.S. Plus Fund..............................................    $           339,710
U.S./Short Fund.............................................                385,800
OTC Plus Fund...............................................             20,671,797
OTC/Short Fund..............................................                999,933
Small Cap Plus Fund.........................................              7,593,891
Dow 30 Plus Fund............................................              2,720,787
U.S. Government Money Market Fund...........................                    377

These amounts may be used to offset future capital gains.

At August 31, 2002, the U.S. Plus Fund had accumulated net realized capital loss carryovers of $1,594,431 expiring in 2009 and $5,449,982 expiring in 2010. The U.S./Short Fund had accumulated net realized capital loss carryovers of $2,179,437 expiring in 2008 and $574,553 expiring in 2009. The OTC Plus Fund had accumulated net realized capital loss carryovers of $11,287,078 expiring in 2009 and $25,356,444 expiring in 2010. The OTC/Short Fund had accumulated net realized capital loss carryovers of $1,382,129 expiring in 2008, $975,355 expiring in 2009 and $304,294 expiring 2010. The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $1,799,879 expiring in 2009 and $14,079,627 expiring 2010. The Dow 30 Plus Fund had accumulated net realized capital loss carryovers of $470,919 expiring in 2009 and $1,065,227 expiring 2010. The U.S. Government Money Market Fund had accumulated net realized capital loss carryovers of $781 expiring in 2009 and $1,619 expiring in 2010. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each class' daily net assets. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the year ended August 31, 2002, the Advisor agreed to pay all operating expenses (excluding dividends on short positions and interest expenses relating to swap contracts), in excess of the annual cap on expenses presented below as applied to each class' daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any class to exceed such annual cap on expenses. For the year ended August 31, 2002, the Advisor paid the following expenses by class:

                                       U.S. PLUS FUND    U.S./SHORT FUND    OTC PLUS FUND    OTC/SHORT FUND
                                       --------------    ---------------    -------------    --------------
INVESTOR CLASS:
Annual Advisory rate                         0.75%              0.90%            0.75%             0.90%
Annual cap on expenses:
  September 1, 2001 through December
    17, 2001                                 1.50%              1.65%            1.50%             1.65%
  December 18, 2001 through August
    31, 2002                                 1.75%              1.95%            1.75%             1.95%
Expenses paid in excess of annual cap
  on expenses -- 2002                     $38,625            $25,199           $   --           $    --
Voluntary waiver -- 2002                  $    --            $    --           $   --           $    --
Advisor expense waiver
  recovery -- 2002                        $    --            $    --           $   --           $ 5,287
ADVISOR CLASS:
Annual Advisory rate                         0.75%              0.90%            0.75%
Annual cap on expenses:
  September 1, 2001 through December
    17, 2001                                 2.50%              2.65%            2.50%
  December 18, 2001 through August
    31, 2002                                 2.75%              2.95%            2.75%
Expenses paid in excess of annual cap
  on expenses -- 2002                     $ 1,954            $ 4,923           $   --
Voluntary waiver -- 2002                  $ 1,276            $    --           $  525
Advisor expense waiver
  recovery -- 2002                        $    --            $    --           $   --
BROKER CLASS:
Annual Advisory rate                         0.75%                               0.75%
Annual cap on expenses:
  September 1, 2001 through December
    17, 2001                                 2.50%                               2.50%
  December 18, 2001 through August
    31, 2002                                 2.50%                               2.50%
Expenses paid in excess of annual cap
  on expenses -- 2002                     $ 1,505                              $   --
Voluntary waiver -- 2002                  $ 1,105                              $1,075
Advisor expense waiver
  recovery -- 2002                        $    --                              $   --

                                              SMALL CAP       SMALL CAP/                         U.S. GOVERNMENT
                                              PLUS FUND       SHORT FUND     DOW 30 PLUS FUND   MONEY MARKET FUND
                                            -------------   --------------   ----------------   -----------------
INVESTOR CLASS:
Annual Advisory rate                             0.75%            0.90%             0.75%               0.50%
Annual cap on expenses:
  September 1, 2001 through December 17,
     2001                                        1.50%            1.65%             1.50%               1.00%
  December 18, 2001 through August 31,
     2002                                        1.75%            1.95%             1.75%               1.00%
Expenses paid in excess of annual cap on
  expenses -- 2002                             $   --           $   --            $   --             $16,023
Voluntary waiver -- 2002                       $   --           $   --            $   --             $ 3,990
Advisor expense waiver recovery -- 2002        $   --           $5,303            $8,796             $    --
ADVISOR CLASS:
Annual Advisory rate                             0.75%                              0.75%               0.50%
Annual cap on expenses:
  September 1, 2001 through December 17,
     2001                                        2.50%                              2.50%               2.00%
  December 18, 2001 through August 31,
     2002                                        2.75%                              2.75%               2.00%
Expenses paid in excess of annual cap on
  expenses -- 2002                             $   --                             $   --             $ 3,208
Voluntary waiver -- 2002                       $  516                             $   --             $17,354
Advisor expense waiver recovery -- 2002        $   --                             $1,978             $    --
BROKER CLASS:
Annual Advisory rate                             0.75%                              0.75%               0.50%
Annual cap on expenses:
  September 1, 2001 through December 17,
     2001                                        2.50%                              2.50%               2.00%
  December 18, 2001 through August 31,
     2002                                        2.50%                              2.50%               2.00%
Expenses paid in excess of annual cap on
  expenses -- 2002                             $   --                             $   --             $ 3,814
Voluntary waiver -- 2002                       $4,954                             $   --             $22,194
Advisor expense waiver recovery -- 2002        $   --                             $    4             $    --

Remaining expenses subject to potential recovery expiring in:

                                          U.S.                       U.S./                     OTC                      OTC/
                                          PLUS                       SHORT                     PLUS                     SHORT
                                          FUND                       FUND                      FUND                     FUND
                                         -------                    -------                    ----                    -------
2003                                     $    --                    $24,326                    $--                     $ 4,411
2004                                     $ 2,550                    $48,239                    $--                     $28,654
2005                                     $42,084                    $30,122                    $--                     $    --

                                                                                                                    U.S.
                                        SMALL                   SMALL                                            GOVERNMENT
                                         CAP                    CAP/                    DOW 30                     MONEY
                                        PLUS                    SHORT                    PLUS                      MARKET
                                        FUND                    FUND                     FUND                       FUND
                                        -----                   -----                   ------                   ----------
2003                                     $--                     $--                     $--                      $13,047
2004                                     $--                     $--                     $--                      $39,683
2005                                     $--                     $--                     $--                      $23,045

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, which authorizes it to pay Rafferty Capital Markets, LLC (the "Distributor"), an affiliate of the Advisor, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Investor Class and a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Advisor Class and Broker Class for services to existing Fund shareholders and distribution of Fund shares.

During the year ended August 31, 2002, the Investor Class of the OTC Plus Fund, Small Cap Plus Fund, Small Cap Short Fund and Dow 30 Plus Fund incurred expenses of $58,621, $26,144, $237,080, and $53,418, respectively, pursuant to the 12b-1
Plan. During the year ended August 31, 2002, the Advisor Class of the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $7,957, $11,624, $2,974, $8,075, $38,226, $109,185, respectively, pursuant to the 12b-1 Plan. During the year ended August 31, 2002, the Broker Class of the U.S. Plus Fund, OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund and U.S. Government Money Market Fund incurred expenses of $6,130, $5,055, $43,420, $3,749 and $129,712, respectively, pursuant to the 12b-1 Plan.

6. INDEX SWAP CONTRACTS

During the year ended August 31, 2002, the U.S. Plus Fund and Small Cap Plus Fund entered into long index swap contracts and Small Cap/Short Fund entered into short index swap contracts with Lehman Brothers Finance S.A. A long index swap contract entitles the Fund to receive from the counterparty any capital appreciation of the selected index, while obligating the Fund to pay the counterparty any capital depreciation of the selected index as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 20 basis points and LIBOR plus 35 basis points for the U.S. Plus Fund and Small Cap Plus Fund, respectively. A short index swap contract obligates the Fund to pay the counterparty any capital appreciation of the selected index, while entitling the Fund to receive from the counterparty any capital depreciation of the selected index as well as interest on the notional value of the contract at a rate equal to LIBOR less 35 basis points for the Small Cap/Short Fund.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract, along with interest receivable on short index contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying index.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders
Potomac Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, securities sold short, futures contracts and swaps of Potomac Funds, comprising Potomac U.S. Plus Fund, Potomac U.S./Short Fund, Potomac OTC Plus Fund, Potomac OTC/Short Fund, Potomac Small Cap Plus Fund, Potomac Small Cap/Short Fund, Potomac Dow 30 Plus Fund and Potomac U.S. Government Money Market Fund (the "Funds") as of August 31, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Funds for the periods prior to August 31, 2002, were audited by other auditors whose report dated October 23, 2001, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Potomac Funds as of August 31, 2002, and the results of their operations, changes in net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Chicago, Illinois
October 25, 2002

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling
1-800-851-0511.

-------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL                NUMBER OF
                            POSITION(S)                               OCCUPATION DURING            PORTFOLIOS
NAME, ADDRESS AND AGE:  HELD WITH THE TRUST:    TERM OF OFFICE:        PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
Lawrence C. Rafferty*     Chief Executive      Lifetime of Trust      Chairman and Chief              8
 500 Fifth Avenue,           Officer,          until removal or      Executive Officer of
     Suite 415            Chairman of the         resignation             Rafferty,
 New York, New York          Board of                               1997 -- present; Chief
     10110-0001         Trustees since 1997                          Executive Officer of
      Age: 59                                                      Rafferty Companies, LLC,
                                                                    1996 -- present; Chief
                                                                     Executive Officer of
                                                                       Cohane Rafferty
                                                                      Securities, Inc.,
                                                                   1987 -- 2002 (investment
                                                                       banking); Chief
                                                                     Executive Officer of
                                                                       Rafferty Capital
                                                                        Markets, LLC,
                                                                   1995 -- present; Trustee
                                                                   of Fairfield University.
-------------------------------------------------------------------------------------------------------------------
  Jay F. Higgins*       Trustee since 1997     Lifetime of Trust     Managing Partner of              8
 500 Fifth Avenue,                             until removal or      CloverLeaf Partners,
     Suite 415                                    resignation         Inc., 1992 -- 1997
 New York, New York                                                 (investment banking).
     10110-0001
      Age: 56
-------------------------------------------------------------------------------------------------------------------

----------------------  -------------------
                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
INTERESTED TRUSTEES
Lawrence C. Rafferty*          None
 500 Fifth Avenue,
     Suite 415
 New York, New York
     10110-0001
      Age: 59
----------------------  -------------------
  Jay F. Higgins*              None
 500 Fifth Avenue,
     Suite 415
 New York, New York
     10110-0001
      Age: 56
----------------------  -------------------

                                                                          PRINCIPAL                NUMBER OF
                             POSITION(S)                              OCCUPATION DURING            PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:        PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
-------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
    Daniel J. Byrne      Trustee since 1997    Lifetime of Trust     President and Chief              8
   500 Fifth Avenue,                           until removal or      Executive Officer of
       Suite 415                                  resignation       Byrne Securities Inc.,
  New York, New York                                               1992 -- present; Partner
      10110-0001                                                       of Byrne Capital
        Age: 57                                                        Management LLP,
                                                                       1996 -- present;
                                                                     Trustee, The Opening
                                                                   Word Program, Wyandanch,
                                                                          New York.
-------------------------------------------------------------------------------------------------------------------
  Richard G. Jackson     Trustee since 2001    Lifetime of Trust      Private Investor.               8
   500 Fifth Avenue,                           until removal or
       Suite 415                                  resignation
  New York, New York
      10110-0001
        Age: 54
-------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III   Trustee since 1997    Lifetime of Trust     Business Consultant,             8
   500 Fifth Avenue,                           until removal or    1985 -- present; Trustee
       Suite 415                                  resignation      of Estate of Charles S.
  New York, New York                                               Payson, 1987 -- present.
      10110-0001
        Age: 57
-------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
    Daniel J. Byrne             None
   500 Fifth Avenue,
       Suite 415
  New York, New York
      10110-0001
        Age: 57

-----------------------  -------------------
  Richard G. Jackson            None
   500 Fifth Avenue,
       Suite 415
  New York, New York
      10110-0001
        Age: 54
-----------------------  -------------------
 Gerald E. Shanley III          None
   500 Fifth Avenue,
       Suite 415
  New York, New York
      10110-0001
        Age: 57
-----------------------  -------------------

                               THE POTOMAC FUNDS
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                         PRINCIPAL                NUMBER OF
                            POSITION(S)                              OCCUPATION DURING            PORTFOLIOS
NAME, ADDRESS AND AGE:   HELD WITH FUNDS:      TERM OF OFFICE:        PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
      OFFICERS
 Daniel D. O'Neill        President since         One year          Managing Director of
 500 Fifth Avenue,             1999                                      Rafferty,
     Suite 415                                                        1999 -- present;
 New York, New York                                                  Portfolio Manager,
     10110-0001                                                      Hermitage Capital
      Age: 34                                                           Management,
                                                                  1998 -- 1999; Associate,
                                                                    Akin, Gump, Strauss,
                                                                     Hauer & Feld, LLP,
                                                                  1995 -- 1998 (law firm).
------------------------------------------------------------------------------------------------------------------
  Timothy P. Hagen        Vice President          One year           Vice President of
100 S. Royal Street         since 2001;                                  Rafferty,
Alexandria, VA 22314      Chief Financial                          1997 -- present; Vice
      Age: 59           Officer 1997 --2001                          President of PADCO
                                                                  Advisors, 1993 -- 1997.
------------------------------------------------------------------------------------------------------------------
 Philip A. Harding          Senior Vice           One year           Vice President of
      Age: 58             President since                                Rafferty,
                               1997                                1997 -- present; Vice
                                                                  President of Commerzbank
                                                                    (USA), 1995 -- 1997.
------------------------------------------------------------------------------------------------------------------
  Mark D. Edwards         Vice President          One year           Vice President of
100 S. Royal Street         since 2002;                                  Rafferty,
Alexandria, VA 22314      Chief Financial                             1997 -- present;
      Age: 44                 Officer                              President & Co-Founder
                           2001 -- 2002;                           of Systems Management
                          Vice President                            Group, 1990 -- 1997
                           1997 -- 2001                              (computer software
                                                                        developer).
------------------------------------------------------------------------------------------------------------------
   Jesse J. Noel          Chief Financial         One year        Assistant Vice President
100 S. Royal Street     Officer since 2002                              of Rafferty,
Alexandria, VA 22314                                              2000 -- present; Mutual
      Age: 32                                                      Fund Accountant, U.S.
                                                                  Bancorp Funds Services,
                                                                       1997 -- 1999.
------------------------------------------------------------------------------------------------------------------
   Robert J. Zutz         Secretary since         One year         Partner, Kirkpatrick &
 1800 Massachusetts            1997                               Lockhart LLP (law firm).
        Ave.
Washington, DC 20036
      Age: 49
------------------------------------------------------------------------------------------------------------------
  Eric W. Falkeis       Assistant Secretary       One year          Vice President, U.S.
 615 East Michigan          since 1997                             Bancorp Fund Services,
       Street                                                      LLC, 1997 -- present;
Milwaukee, WI 53202                                                  Audit Senior with
      Age: 28                                                      PricewaterhouseCoopers
                                                                     LLP, 1995 -- 1997.
------------------------------------------------------------------------------------------------------------------

                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
      OFFICERS
 Daniel D. O'Neill             None
 500 Fifth Avenue,
     Suite 415
 New York, New York
     10110-0001
      Age: 34
----------------------  -------------------
  Timothy P. Hagen             None
100 S. Royal Street
Alexandria, VA 22314
      Age: 59
----------------------  -------------------
 Philip A. Harding             None
      Age: 58
----------------------  -------------------
  Mark D. Edwards              None
100 S. Royal Street
Alexandria, VA 22314
      Age: 44
----------------------  -------------------
   Jesse J. Noel               None
100 S. Royal Street
Alexandria, VA 22314
      Age: 32
----------------------  -------------------
   Robert J. Zutz              None
 1800 Massachusetts
        Ave.
Washington, DC 20036
      Age: 49
----------------------  -------------------
  Eric W. Falkeis              None
 615 East Michigan
       Street
Milwaukee, WI 53202
      Age: 28
----------------------  -------------------

 * Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

** The Potomac Funds currently offer for sale to the public 8 portfolios of the 40 portfolios currently registered with the SEC.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          500 5th Ave., Suite 415
          New York, NY 10110

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          615 East Michigan Street
          Milwaukee, WI 53202

COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, N.W.
          Washington, D.C. 20036-1800

INDEPENDENT ACCOUNTANTS
          Ernst & Young LLP
          111 East Kilbourn Avenue
          Milwaukee, WI 53202

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                     ANNUAL
                                     REPORT
                                August 31, 2002

                            [THE POTOMAC FUNDS LOGO]
                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 5th Avenue, Suite 415
                               New York, NY 10110

                                 (800) 851-0511